REGISTRATION FILE NO. 333-72596
                                                                       811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]

PRE-EFFECTIVE AMENDMENT NO.                                            [_]

POST-EFFECTIVE AMENDMENT NO. 14                                        [X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]

AMENDMENT NO. 43                                                       [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                        MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: 212-554-1234

                              --------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                             Christopher E. Palmer
                              Goodwin Procter, LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001

                              --------------------

It is proposed that this filing will become effective (check appropriate box)

[_]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 2, 2011 pursuant to paragraph (b) of Rule 485.

[_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]   on _____________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

================================================================================

MONY America Variable Account L

Variable Universal Life Insurance Policy



PROSPECTUS DATED MAY 1, 2011


Issued by
MONY Life Insurance Company of America

1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("we,""us,""our," or the "Company"), but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.


This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:




--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST -- CLASS A SHARES
--------------------------------------------------------------------------------
o Multimanager Multi-Sector Bond
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST -- CLASS B SHARES
--------------------------------------------------------------------------------
o AXA Aggressive Allocation (1)           o AXA Moderate Allocation (1)
o AXA Conservative Allocation (1)         o AXA Moderate-Plus Allocation (1)
o AXA Conservative-Plus Allocation (1)    o Multimanager Small Cap Growth
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IA SHARES
--------------------------------------------------------------------------------
o EQ/AllianceBernstein Small Cap          o EQ/Large Cap Value PLUS
  Growth                                  o EQ/Lord Abbett Growth and Income (2)
o EQ/Core Bond Index                      o EQ/Mid Cap Index
o EQ/Global Multi-Sector Equity           o EQ/Mid Cap Value PLUS
o EQ/Intermediate Government Bond         o EQ/Money Market
  Index                                   o EQ/Morgan Stanley Mid Cap Growth
o EQ/Large Cap Value Index
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB SHARES
--------------------------------------------------------------------------------
o All Asset Allocation                    o EQ/Montag & Caldwell Growth
o EQ/Boston Advisors Equity Income        o EQ/PIMCO Ultra Short Bond
o EQ/Calvert Socially Responsible         o EQ/UBS Growth and Income
o EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES
--------------------------------------------------------------------------------
 o Franklin Income Securities
--------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --
 SERIES I SHARES
--------------------------------------------------------------------------------
o Invesco V.I. Dividend Growth(2)         o Invesco V.I. Technology
o Invesco V.I. Global Health Care         o Invesco Van Kampen V.I. Global Value
                                            Equity
--------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- SERVICE SHARES
--------------------------------------------------------------------------------
o Forty                                   o Overseas
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUST(SM) -- INITIAL CLASS SHARES
--------------------------------------------------------------------------------
o MFS(R) Utilities
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES
--------------------------------------------------------------------------------
o Global Bond (Unhedged)
--------------------------------------------------------------------------------



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.
(2) This variable investment option has been added to the policy as the result of a portfolio merger. Please see "The Portfolios" later in this Prospectus regarding the proposed merger of this variable investment option.



You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.
                                                                          e13491
                                                                       MLA-VUL02

                                         Contents of this Prospectus



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--------------------------------------------------------------------------------
1. BENEFITS AND RISKS SUMMARY                                                 4
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Policy benefits                                                               4

Policy risks                                                                  5

Portfolio risks                                                               6

Fee tables                                                                    7

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2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            12
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MONY Life Insurance Company of America                                       12

How to reach us                                                              12

MONY America Variable Account L                                              12

Changes to the Variable Account                                              13

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3. THE PORTFOLIOS                                                            14
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Your right to vote portfolio shares                                          18

Disregard of voting instructions                                             18

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4. THE GUARANTEED INTEREST ACCOUNT                                           19
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5. THE POLICY                                                                20
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Applying for a Policy                                                        20

Temporary insurance coverage                                                 20

Backdating                                                                   20

Owner                                                                        20

Canceling the Policy                                                         20

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6. PREMIUMS                                                                  21
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General                                                                       1

Initial premium                                                              21

Tax-free "Section 1035" exchanges                                            21

Scheduled premiums                                                           21

Electronic payments                                                          21

Unscheduled premiums                                                         22

Repayment of outstanding debt                                                22

Allocating premiums                                                          22

----------------------------

2  CONTENTS OF THIS PROSPECTUS

--------------------------------------------------------------------------------
7. HOW YOUR FUND VALUE VARIES                                                23
--------------------------------------------------------------------------------
Fund Value                                                                   23

Cash Value                                                                   23

Subaccount Values                                                            23

Subaccount Unit Value                                                        23

Guaranteed Interest Account Value                                            23

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8. TRANSFERS                                                                 24
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Disruptive transfer activity                                                 24



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9. DEATH BENEFITS                                                            26
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Amount of Death Benefit proceeds payable                                     26

Death Benefit options                                                        26

Changing Death Benefit options                                               27

Changing the Specified Amount                                                27

Increases                                                                    27

Decreases                                                                    27

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10. OTHER OPTIONAL INSURANCE BENEFITS                                        29
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Term Life Term Rider                                                         29

Additional Term Life Insurance Rider                                         29

Enhanced Maturity Extension Rider                                            29

Maturity Extension Rider                                                     29

Spouse's Yearly Renewable Term Rider/Other Insured Term Rider                29

Accidental Death and Dismemberment Rider                                     29

Purchase Option Rider                                                        29

Waiver of Monthly Deduction Rider                                            29

Waiver of Specified Premiums Rider                                           29

Accelerated Death Benefit Rider                                              29

Children's Term Life Insurance Rider                                         30

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11. BENEFITS AT MATURITY                                                     31
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12. ACCESSING YOUR MONEY                                                     32
--------------------------------------------------------------------------------
Surrenders                                                                   32

Partial surrenders                                                           32

Effect of partial surrenders on Fund Value and Death Benefit proceeds        32

Loans                                                                        32

Effects of Policy loans                                                      33

--------------------------------------------------------------------------------
13. TERMINATION                                                              34
--------------------------------------------------------------------------------
General                                                                       4


Special rules for the first three Policy Years                               34


Amounts you must pay to keep your Policy                                     34

Your Policy will remain in effect during the grace period                    34

Reinstatement                                                                34

--------------------------------------------------------------------------------
14. PAYMENTS AND TELEPHONE/FAX/INTERNET TRANSACTIONS                         36
--------------------------------------------------------------------------------
Telephone/fax/Internet transactions                                          36

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15. CHARGES AND DEDUCTIONS                                                   37
--------------------------------------------------------------------------------
Deductions from premium payments                                             37

Deductions from the Variable Account                                         37

Deductions from Fund Value -- the Monthly Deduction                          37

Transaction charges                                                          39

Illustration projection report fee                                           39

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16. TAX CONSIDERATIONS                                                       40
--------------------------------------------------------------------------------
Introduction                                                                 40

Tax status of the Policy                                                     40

Tax treatment of Policy benefits                                             40

Our income taxes                                                             43

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17. OTHER POLICY INFORMATION                                                 44
--------------------------------------------------------------------------------
Policy illustrations                                                         44

Exchange privilege                                                           44

Assignment                                                                   44

Settlement options                                                           44

Misstatement of age or sex                                                   44

Suicide exclusion                                                            44

Incontestability                                                             44

Other changes to your Policy                                                 44

Variations among policies                                                    44

--------------------------------------------------------------------------------
18. ADDITIONAL INFORMATION                                                   45
--------------------------------------------------------------------------------
Distribution of the policies                                                 45

Other information                                                            47

Legal proceedings                                                            47

--------------------------------------------------------------------------------
19. FINANCIAL STATEMENTS                                                     48
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
    I --   Glossary                                                         I-1

--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
     Statement of Additional Information
     Table of contents
--------------------------------------------------------------------------------



                                                  CONTENTS OF THIS PROSPECTUS  3

1. BENEFITS AND RISKS SUMMARY



--------------------------------------------------------------------------------


This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should verify yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.


POLICY BENEFITS


LIFE INSURANCE PROTECTION FOR YOUR BENEFICIARIES

o The Policy provides a means for you to accumulate life insurance that can pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the death benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test (this test generally results in a greater Death Benefit amount).

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus Fund Value on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit Option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS


o You may borrow against your Policy for up to 90% of your Policy's Cash Value less any accrued loan interest due on the next Policy Anniversary. If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.

o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the provisions of the Maturity Extension Rider or the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.



VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the Subaccounts and the Guaranteed Interest Account.

o The Subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the Subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the Subaccount invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guarantee Interest Account.

o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the Subaccounts or between the Subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.

o The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an



4  BENEFITS AND RISKS SUMMARY
    investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


DOLLAR-COST AVERAGING

o Under our dollar-cost averaging program, you may transfer Policy Values on a monthly or quarterly basis from any investment option to any other investment option through written request or other method acceptable to us. By investing the same amount on a regular basis, you do not have to worry about timing the market. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.


PORTFOLIO REBALANCING

o Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting an investment option transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.


SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES


o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.



POLICY TERMINATION

o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.



                                                   BENEFITS AND RISKS SUMMARY  5

PORTFOLIO RISKS

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


6  BENEFITS AND RISKS SUMMARY

FEE TABLES

The following tables describe the fees and expenses an Owner may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the Subaccounts and the Guaranteed Interest Account, or taking a loan.

------------------------------------------------------------------------------------------------------------------------------------
                                                        TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        AMOUNT DEDUCTED
                                                                 -------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED            GUARANTEED CHARGE               CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE IMPOSED ON PRE-       Upon receipt of each premium       4.00% of premiums paid          4.00% of premiums paid
MIUMS(1)                           payment
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX CHARGE(2)              Upon receipt of each premium       2.25% of premiums paid          2.25% of premiums paid
                                   payment
------------------------------------------------------------------------------------------------------------------------------------
DAC CHARGE(3)                      Upon receipt of each premium       1.25% of premiums paid          1.25% of premiums paid(3)
                                   payment

SURRENDER CHARGE(4)                Upon surrender of the Policy

o   MINIMUM AND MAXIMUM                                               $2.88 to $51.20 per $1,000      $2.88 to $51.20 per $1,000
    CHARGE(5)                                                         Specified Amount of Fund        Specified Amount of Fund
                                                                      Value surrendered               Value surrendered

o   CHARGE FOR A 35 YEAR OLD                                          $5.80 per $1,000 Specified      $5.80 per $1,000 Specified
    MALE, PREFERRED, NON-                                             Amount of Fund                  Amount of Fund
    SMOKER, SPECIFIED AMOUNT                                          Value surrendered               Value surrendered
    OF $250,000, 0 YEARS AFTER
    POLICY ISSUE, NON-QUALIFIED
    PLAN
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE              Upon a partial surrender of        $ 10                            $ 10
                                   the Policy
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER FEE                       Upon transfer of Fund Value        $25 for each transfer of Fund   We currently do not assess
                                                                      Value                           this charge
------------------------------------------------------------------------------------------------------------------------------------

(1) The sales charge varies by Policy Year and Specified Amount, and varies from 0.5% to 4.0% of each premium paid. Different rules apply in New
      Jersey: the sales charge is 4% for all Policy years where the Specified Amount in force is less than $500,000 and 2% for all Policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.
(2) We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.
(3) The DAC charge is used to cover our estimated cost of federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in connection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.
(4) The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of less than 75 (and over 10 years for Insureds with an issue age over 75). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(5) The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-smoker, age 85, surrendering in Policy year 1.


                                                    BENEFITS AND RISKS SUMMARY 7

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                  PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
                                                                 -------------------------------------------------------------------
                                                                                        AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED            GUARANTEED CHARGE                CURRENT CHARGE
COST OF INSURANCE CHARGE(6)        On Policy Date and each Monthly
                                   Anniversary Day
o   MINIMUM AND MAXIMUM                                               $0.06 to $83.33 per $1,000 of    $0.01 to $21.27 per $1,000 of
    CHARGE(7)                                                         amount at risk                   amount at risk

o   CHARGE FOR A 35 YEAR OLD                                          $0.14 per $1,000 of amount at    $0.07 per $1,000 of amount at
    MALE, PREFERRED, NON-                                             risk                             risk
    SMOKER, SPECIFIED AMOUNT
    OF $250,000, 0 YEARS AFTER
    POLICY ISSUE, NON-QUALIFIED
    PLAN
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE              On Policy Date and each Monthly     $5                              $5
                                   Anniversary Day
------------------------------------------------------------------------------------------------------------------------------------
PER $1,000 OF SPECIFIED            On Policy Date and each Monthly
AMOUNT CHARGE(8)                   Anniversary Day during first 10
                                   Policy Years and for 10 years
                                   following an increase in
                                   Specified Amount

o   MINIMUM AND MAXIMUM                                               $0.07 to $0.28 per $1,000        $0.07 to $0.28 per $1,000
    CHARGE(9)                                                         Specified Amount                 Specified Amount

o   CHARGE FOR A 35 YEAR OLD                                          $0.08 per $1,000 Specified       $0.08 per $ 1,000 Specified
    MALE, PREFERRED NON-                                              Amount                           Amount
    SMOKER, SPECIFIED AMOUNT
    OF $250,000, 0 YEARS AFTER
    POLICY ISSUE, AND NON-
    QUALIFIED PLAN
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK         Daily                              0.001% (0.35% annually) of       0.001% (0.35% annually) of
CHARGE                                                                Fund Value in each               Fund Value in each
                                                                      Subaccount                       Subaccount
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)           On each policy anniversary after   0.75% of Fund Value in           0.75% of Fund Value in
                                   a loan is taken, or upon death,    the LoanAccount for Policy       the Loan Account for Policy
                                   surrender, or lapse, if earlier    years 1-10 (0.25% in Policy      years 1-10 (0.25% in Policy
                                                                      years 11+)                       years 11+)
------------------------------------------------------------------------------------------------------------------------------------


(6) The cost of insurance charge, the cost of insurance charge for the Term Life Term Rider, and the cost of insurance charge for the Additional Term Life Insurance Rider vary based on a number of factors, including, but not limited to, the Insured's issue age (or age on date of increase), gender, risk class and the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(7) The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, smoker, standard, issue age 4, and 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-smoker, preferred, Specified Amount less than $250,000, issue age 3, and 0 years since Policy issue; the maximum guaranteed cost of insurance charge is based on all Insureds attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, smoker, standard, Specified Amount less than $250,000, issue age 85, and 14 years since Policy issue.
(8) The $1,000 Specified Amount charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Per $1,000 of Specified Amount Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the per $1,000 Specified Amount charge that applies to your Policy. You may obtain more information about your per $1,000 Specified Amount charge from your agent or by contacting us at the address noted on the cover page of this prospectus.
(9) The minimum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 0 at the time of Policy issue; the maximum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 85 at the time of Policy issue with a Specified Amount of less than $500,000.
(10) The loan interest spread is the difference between the amount of interest we charge you on loans and the amount of interest we credit to amounts held in the Loan Account to secure your loans. We guarantee that the maximum interest we charge on loans will not exceed an effective annual rate of 5.0% for Policy years 1-20 (5.25% for Policy years 1-10 for Policies issued before January 6, 2003) and an effective annual rate of 4.25% for Policy years 21 and later (4.75% for Policy years 11 and after for Policies issued before January 6, 2003). We guarantee that the minimum interest we credit to the Loan Account to secure your loans will be at least equal to an effective annual rate of 4.0% (4.5% for Policies issued before January 6, 2003).


8 BENEFITS AND RISKS SUMMARY

------------------------------------------------------------------------------------------------------------------------------------
                                                        OPTIONAL RIDER CHARGES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                AMOUNT DEDUCTED
                                                                 -------------------------------------------------------------------
 RIDER                             WHEN CHARGE IS DEDUCTED                       GUARANTEED CHARGE                   CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE FOR       On date of issuance of rider and
TERM LIFE TERM RIDER(6)            each Monthly Anniversary Day

o   MINIMUM AND MAXIMUM                                               $0.08 to $10.45 per of          $0.04 to $6.59 per $1,000 of
    CHARGE(11)                                                        term insurance                  term insurance

o   CHARGE FOR A 35 YEAR OLD                                          $0.14 per $1,000 of             $0.07 per $1,000 of
    MALE, PREFERRED, NON-                                             term insurance                  term insurance
    SMOKER, SPECIFIED AMOUNT
    OF $250,000, 0 YEARS SINCE
    POLICY ISSUE, NON-QUALIFIED
    PLAN
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE FOR       On issuance of rider and each
ADDITIONAL TERM LIFE INSURANCE     Monthly Anniversary Day
RIDER(6)

o   MINIMUM AND MAXIMUM                                               $0.08 to $83.33 per $1,000 of   $0.01 to $23.63 per $1,000 of
    CHARGE(12)                                                        term insurance                  term insurance

o   CHARGE FOR A 35 YEAR OLD                                          $0.14 per $1,000 of             $0.04 per $1,000 of
    MALE, NON-SMOKER, 0 YEARS                                         term insurance                  term insurance
    FROM THE ISSUE DATE OF THE
    RIDER
------------------------------------------------------------------------------------------------------------------------------------
ENHANCED MATURITY EXTENSION        On issuance of rider, and each     $0.01 per $1,000 Specified      $0.01 per $ 1,000 Specified
RIDER                              Monthly Anniversary Day            Amount plus term insurance      Amount plus term insurance
------------------------------------------------------------------------------------------------------------------------------------
MATURITY EXTENSION RIDER           No charge                                          --                                  --
------------------------------------------------------------------------------------------------------------------------------------
SPOUSE'S YEARLY RENEWABLE          On issuance of rider and each
TERM RIDER/OTHER INSURED TERM      Monthly Anniversary Day
RIDER(13)

o   MINIMUM AND MAXIMUM                                               $0.07 to $6.60 per $1,000 of    $0.07 to $6.60 per $1,000 of
    CHARGE(14)                                                        term insurance                  term insurance

o   CHARGE FOR A 35 YEAR OLD                                          $0.12 per $1,000 of             $0.12 per $1,000 of
    FEMALE, NON SMOKER, PRE-                                          term insurance                  term insurance
    FERRED, SPECIFIED AMOUNT
    IN FORCE OF $250,000, 0
    YEARS FROM THE ISSUE DATE
    OF THE RIDER
------------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH AND DIS-          On issuance of rider and on each
MEMBERMENT RIDER(15)               Monthly Anniversary Day until the
                                   policy anniversary following the
                                   70th birthday of the Insured. For
                                   issue ages under 5, charges com-
                                   mence with the policy anniversary
                                   following the 5th birthday.

o   MINIMUM AND MAXIMUM                                               $0 to $0.17 per $1,000 of       $0 to $0.17 per $1,000 of
    CHARGE(16)                                                        accidental death and            accidental death and
                                                                      dismemberment insurance         dismemberment insurance

o   CHARGE FOR A 35 YEAR OLD                                          $0.09 per $1,000 of             $0.09 per $1,000 of
                                                                      accidental death and            accidental death and
                                                                      dismemberment insurance         dismemberment insurance
------------------------------------------------------------------------------------------------------------------------------------
PURCHASE OPTION RIDER(15)          On issuance of rider and on each
                                   Monthly Anniversary Day until the
                                   policy anniversary following the
                                   49th birthday of the Insured
------------------------------------------------------------------------------------------------------------------------------------

                                                    BENEFITS AND RISKS SUMMARY 9


------------------------------------------------------------------------------------------------------------------------------------
                                                        OPTIONAL RIDER CHARGES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                AMOUNT DEDUCTED
                                                                 -------------------------------------------------------------------
RIDER                              WHEN CHARGE IS DEDUCTED            GUARANTEED CHARGE               CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------------
o   MINIMUM AND MAXIMUM                                               $0.05 to $0.36 of purchase      $0.05 to $0.36 of purchase
    CHARGE(17)                                                        option insurance                option insurance

o   CHARGE FOR A 35 YEAR OLD                                          $0.25 per $1,000 of purchase    $0.25 per $1,000 of purchase
                                                                      option insurance                option insurance
------------------------------------------------------------------------------------------------------------------------------------
WAIVER OF MONTHLY DEDUCTION        On issuance of rider and on each
RIDER(18)                          Monthly Anniversary Day until the
                                   policy anniversary following the
                                   65th anniversary birthday of the
                                   Insured. For issue ages under 5,
                                   charges commence with the policy
                                   anniversary following the
                                   Insured's 5th birthday

o   MINIMUM AND MAXIMUM                                               $0 to $0.29 per $1,000 of       $0 to $0.29 per $1,000 of
    CHARGE(19)                                                        Specified Amount plus           Specified Amount plus
                                                                      Term Insurance                  Term Insurance

o   CHARGE FOR A 35 YEAR OLD                                          $0.01 per $1,000 of             $0.01 per $1,000 of
    MALE, NON-SMOKER, PRE-                                            Specified  Amount plus          Specified Amount plus
    FERRED, SPECIFIED AMOUNT                                          Term Insurance                  Term Insurance
    OF $250,000, AND 0 YEARS
    FROM THE ISSUE DATE OF THE
    RIDER
------------------------------------------------------------------------------------------------------------------------------------
WAIVER OF SPECIFIED PREMIUMS       On issuance of rider and on each
RIDER(18)                          Monthly Anniversary Day until the
                                   policy anniversary following the
                                   65th anniversary birthday of the
                                   Insured. For issue ages under 5,
                                   charges commence with the policy
                                   anniversary following the
                                   Insured's 5th birthday

o   MINIMUM AND MAXIMUM                                               $0 to $0.77 per $10 of          $0 to $0.77 per $10 of
    CHARGE(20)                                                        Specified Amount                Specified Amount

o   CHARGE FOR A 35 YEAR OLD                                          $0.06 per $10 of                $0.06 per $10 of
    MALE, NON-SMOKER, PRE-                                            Specified Amount                Specified Amount
    FERRED, SPECIFIED AMOUNT
    OF $250,000, 0 YEARS FROM
    THE ISSUE DATE OF THE RIDER
------------------------------------------------------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT          No charge                                          --                                  --
RIDER
------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM LIFE INSURANCE     On issuance of the rider and on
RIDER(21)                          each Monthly Anniversary Day
                                   until the policy anniversary
                                   following the Insured's
                                   65th birthday


o   MINIMUM AND MAXIMUM                                               $0.48 to $0.49 per $1,000 of    $0.48 to $0.49 per $1,000 of
    CHARGE(22)                                                        insurance coverage              insurance coverage

o   CHARGE FOR A 35 YEAR OLD                                          $0.48 per $1,000 of insurance   $0.48 per $1,000 of insurance
    MALE, NON-SMOKER, PRE-                                            coverage                        coverage
    FERRED, SPECIFIED AMOUNT
    OF $250,000, NO WAIVER OF
    MONTHLY DEDUCTION RIDER
    ATTACHED TO THE POLICY,
    AND 0 YEARS SINCE THE
    ISSUE DATE OF THE RIDER
------------------------------------------------------------------------------------------------------------------------------------


10 BENEFITS AND RISKS SUMMARY

(11) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 20, 0 years since issue of rider, and minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 79, and minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 60, 19 years since issue of rider, and minimum Specified Amount of $100,000.
(12) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 21, minimum Specified Amount of $100,000, and 0 years since issue of the rider; the maximum guaranteed charge for this rider is based on all Insureds at age 99; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 85, minimum Specified Amount of $100,000, and 15 years since issue of the rider.
(13) The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and duration of the Policy. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.
(14) The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-smoker, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 70, and 0 years since the issue of the rider.
(15) The Accidental Death and Dismemberment Rider and Purchase Option Rider charges vary based on the age of the Insured. The Rider charges shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.
(16) The minimum guaranteed and current charge for this rider assumes an Insured attained ages 0-4; the maximum guaranteed and current charge for this rider assumes an Insured attained age 69.
(17) The minimum guaranteed and current charge for this rider assumes an Insured issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured issue age 46.
(18) The Waiver of Monthly Deduction Rider and Waiver of Specified Premiums Rider vary based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.
(19) The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes Insured attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 59, male, smoker.
(20) The minimum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 0; the maximum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 59.
(21) The Children's Term Life Insurance Rider varies based on the Insured's risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.
(22) The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is attached to the base Policy.



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2010. Expenses of the portfolios may be higher or lower in future years than the figures stated below. FOR MORE INFORMATION ABOUT THE FEES AND EXPENSES DESCRIBED IN THIS TABLE SEE THE PORTFOLIO PROSPECTUSES WHICH ACCOMPANY THIS PROSPECTUS.





------------------------------------------------------------------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (including management fees,           Lowest     Highest
distribution and/or service or 12b-1 fees, and other expenses)(1)               ------     -------
                                                                                0.46%      1.32%
------------------------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Money Market. The "Highest" represents the total annual operating expenses of the Multimanager Small Cap Growth Portfolio.



We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.


                                                   BENEFITS AND RISKS SUMMARY 11

2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?



--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:

     MONY Life Insurance Company of America
     P.O. Box 5064
     New York, NY 10087-5064


FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     JPMorgan Chase - Lockbox Processing
     Lockbox - MONY Life Insurance Company of America - LBX 5064
     4 Chase Metrotech Center
     7th Floor East
     Brooklyn, NY 11245




--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:


     MONY Life Insurance Company of America
     Policyholder Services
     100 Madison Street
     Syracuse, New York 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Operations Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our Operations Center is: 100 Madison Street, Syracuse, New York 13202.

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------

Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time, at 1-800-487-6669.


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------


You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through axa-equitable.com, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or Internet, see "Telephone/fax/Internet transactions" later in this prospectus.


MONY AMERICA VARIABLE ACCOUNT L

We established MONY America Variable Account L as a separate account under Arizona law on February 15, 1985. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Income, gains and losses, realized or unrealized, from assets allocated to the Variable Account and of each Subaccount are credited to or charged against the Variable Account and that Subaccount with-


12  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

out regard to other income, gains or losses of the Company. We reserve the right to credit or charge a Subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned.


CHANGES TO THE VARIABLE ACCOUNT

We may add new Subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o   combine the Variable Account with any of our other separate accounts;

o   transfer assets of the Variable Account to another separate account;

o add new Subaccounts to, or remove existing Subaccounts from, the Variable Account;

o make Subaccounts (including new Subaccounts) available to such classes of Polices as we may determine;

o   add new Funds or remove existing Funds;

o   deregister the Variable Account under the 1940 Act; and

o operate the Variable Account under the direction of a committee or in any other form permitted by law.

We will notify you of any changes we make.

                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?  13

3. THE PORTFOLIOS



--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this policy, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Variety of investment options" under "Policy benefits" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are currently available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS A SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR   Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                       income and capital appreciation.                               LLC
                                                                                       o   Post Advisory Group, LLC
                                                                                       o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------


14 THE PORTFOLIOS


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o   AXA Equitable Funds Management Group,
                                                                                              LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o   AXA Equitable Funds Management Group,
 ALLOCATION                   greater emphasis on current income.                             LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o   AXA Equitable Funds Management Group,
                                                                                              LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o   AXA Equitable Funds Management Group,
 ALLOCATION                   with a greater emphasis on capital appreciation.                LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Seeks long-term growth of capital.                          o   AXA Equitable Funds Management Group,
GROWTH                                                                                        LLC
                                                                                          o   BlackRock Investment Management, LLC
                                                                                          o   Eagle Asset Management, Inc.
                                                                                          o   Lord, Abbett & Co.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IA SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL    Seeks to achieve long-term growth of capital.               o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX            Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
                              approximates the total return performance of the Barclays
                              Capital U.S. Aggregate Bond Index ("Index"), including
                              reinvestment of dividends, at a risk level consistent
                              with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.            o   AXA Equitable Funds Management Group,
 EQUITY                                                                                       LLC
                                                                                          o   BlackRock Investment Management, LLC
                                                                                          o   Morgan Stanley Investment Management
                                                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
 BOND INDEX                   approximates the total return performance of the Barclays
                              Capital Intermediate Government Bond Index ("Index"),
                              including reinvestment of dividends, at a risk level
                              consistent with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX      Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
                              approximates the total return performance of the Russell
                              1000 Value Index, including reinvestment of dividends, at
                              a risk level consistent with that of the Russell 1000
                              Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS       Seeks to achieve capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                              LLC
                                                                                          o   AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and growth of         o   Lord Abbett & Co. LLC
 INCOME (1)                   income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX              Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
                              approximates the total return performance of the S&P
                              Mid Cap 400 Index, including reinvestment of dividends,
                              at a risk level consistent with that of the S&P Mid Cap
                              400 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                                               THE PORTFOLIOS 15

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IA SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.           o   AXA Equitable Funds Management Group,
                                                                                              LLC
                                                                                          o   SSgA Funds Management, Inc.
                                                                                          o   Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o   The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP      Seeks to achieve capital growth.                           o   Morgan Stanley Investment Management
 GROWTH                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                              LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of growth and income to     o   Boston Advisors, LLC
 INCOME                        achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.           o   Calvert Investment Management, Inc.
 RESPONSIBLE                                                                              o   Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                    o   GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o   Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND      Seeks to generate a return in excess of traditional money  o   Pacific Investment Management Company,
                               market products while maintaining an emphasis on pres-         LLC
                               ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation o   UBS Global Asset Management (Americas)
                               with income as a secondary consideration.                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) -- SERIES I                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH   The fund's investment objective is to provide reasonable   o   Invesco Advisers, Inc.
 FUND(2)                       current income and long-term growth of income and
                               capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH     The fund's investment objective is long-term growth of     o   Invesco Advisers, Inc.
 CARE FUND                     capital.                                                   o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND   The fund's investment objective is long-term growth of     o   Invesco Advisers, Inc.
                               capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.        Seeks long-term capital appreciation by investing          o   Invesco Advisers, Inc.
 GLOBAL VALUE EQUITY FUND      primarily in equity securities of issuers throughout the
                               world, including U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST --
CLASS 2 SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES     The Fund's investment goal is to maximize income while     o   Franklin Advisers, Inc.
 FUND                          maintaining prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES --
SERVICE SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                Seeks long-term growth of capital.                         o   Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO             Seeks long-term growth of capital.                         o   Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST(SM) --
INITIAL CLASS SHARES                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        To seek total return.                                      o   Massachusetts Financial Services
                                                                                              Company
------------------------------------------------------------------------------------------------------------------------------------


16 THE PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST -- ADMINISTRATIVE
CLASS SHARES                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO          Seeks to maximize total return, consistent with            o   Pacific Investment Management Company
 (UNHEDGED)                    preservation of capital and prudent                            LLC
                               investment management.
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 19, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options" ) will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.




        --------------------------------------------------------------
        REPLACED (CURRENT) PORTFOLIO          SURVIVING/NEW PORTFOLIO
        --------------------------------------------------------------
        EQ/Lord Abbett Growth and Income      EQ/Large Cap Value Index
        --------------------------------------------------------------



(2) On April 1, 2011, the shareholders of the Invesco V.I. Financial Services Fund approved the Agreement and Plan of Reorganization (the "Reorganization") between Invesco V.I. Financial Services Fund and Invesco V.I. Dividend Growth Fund to take place on or about April 29, 2011. Accordingly, interests in the Invesco V.I. Dividend Growth Fund (the "surviving option") replaced interests in the Invesco V.I. Financial Services Fund (the "replaced option"). On the date of the Reorganization, we moved the assets from the replaced option into the surviving option. The value of your interest in the surviving option is the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option is considered an allocation election to the surviving option. Also, until our administrative systems are fully updated in late May 2011, statements you receive from us may reflect the Invesco V.I. Financial Services Fund.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING FUND PROSPECTUS. THE PROSPECTUSES FOR THE FUND CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF FUND PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

                                                               THE PORTFOLIOS 17

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. One result of proportional voting is that a small number of policy owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


18  THE PORTFOLIOS

4. THE GUARANTEED INTEREST ACCOUNT



--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.

Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of its General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4.0%. However, in some states and/or if we issued your Policy before January 6, 2003, we guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0121% compounded daily, for a minimum effective annual rate of 4.5%. We may, in our sole discretion, declare current interest in excess of the 4.0% annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for Fund Value allocated to the Guaranteed Interest Account.


                                             THE GUARANTEED INTEREST ACCOUNT  19

5. THE POLICY



--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.0% -- in some states and/or if we issued your Policy before January 6, 2003, your premium will earn interest at an effective annual rate of 4.5%). See "Premiums". Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.


TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, the Insured must be between the ages of 15 days and 71 years old and must be able to satisfactorily answer several health questions. Your initial premium must be in the amount of at least the Minimum Monthly Premium (see below) for the Policy for which you applied. This coverage will take effect on the date you sign the application and pay the premium. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for;

o the 15th day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;

o no later than 90 days from the date the temporary insurance agreement is signed;

o the 45th day after the form is signed if you have not finished the last required medical exam;

o   5 days after we send notice to you that we declined to issue any Policy; and

o   the date you tell us that the Policy will be refused.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $500,000, less.

2. the deductions from premium and the monthly deduction due prior to the date of death.

We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage.


BACKDATING

We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the record date so that you can obtain lower insurance rates, based on a younger insurance age. We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days (or longer in certain states) after you receive the Policy.


20  THE POLICY

6. PREMIUMS



--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

The total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1.    your Specified Amount;

2.    any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should consider changing the amount of your scheduled premium payments if:

o   you change your Specified Amount;

o   you change your Death Benefit option;

o   you change or add a rider;

o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefits"); or you select Subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.


Please note: During the first three Policy Years or the three Policy Years following an increase in Specified Amount (if that increase became effective during the first three Policy Years), premiums paid less partial surrenders (excluding their fees) and any Outstanding Debt must at least equal the Minimum Monthly Premium times the number of months the Policy has been in force.


ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


                                                                    PREMIUMS  21

UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the Subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to the net premium payments on the Business Day we receive your instructions.

We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your net premium to the Subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the Subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.

You may also elect to change allocation instructions for future premiums via the Internet by completing a transaction authorization form online at www.axa-equitable.com. See "Payments and telephone/fax/ Internet transactions".

If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premium payments. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


22  PREMIUMS

7. HOW YOUR FUND VALUE VARIES



--------------------------------------------------------------------------------

FUND VALUE

Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE

Cash Value on any Business Day is Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a Subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into Units. When you make allocations to a Subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a Subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of Units you hold in a Subaccount.


SUBACCOUNT UNIT VALUE

We arbitrarily set the Unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit value by subtracting (b) from (a) and dividing the result by (c), where:

(a) is the per share net asset value on the Business Day of the applicable fund portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Day.

(b)   is the mortality and expense risk charge accrued as of that Business Day.

(c) is the total number of Units held in the Subaccount on the Business Day before the purchase or redemption of any Units on that Day.


GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


                                                  HOW YOUR FUND VALUE VARIES  23

8. TRANSFERS



--------------------------------------------------------------------------------

After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the Subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a Subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the Internet by completing a transaction authorization form online at www.axa-equitable.com. See "Payments and telephone/fax/Internet transactions." We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments and telephone/fax/Internet transactions."

We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and deductions."

Please see "Variety of investment options" under "Policy benefits" in "Benefits and risks summary" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.



24  TRANSFERS

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


                                                                   TRANSFERS  25

9. DEATH BENEFITS



--------------------------------------------------------------------------------

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/fax/Internet transactions." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1.    the Policy's Death Benefit; plus

2.    any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs during any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for a Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $100,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing cost of insurance charges) you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option, see below.

Under Death Benefit Option 1, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

Your death benefit percentage will vary by the definition of life insurance you selected. A table showing the death benefit percentages is in your Policy. If you want to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, plus Fund Value on the date of the Insured's Death, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Fund Value varies. If you want to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.



EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt.

We also assume that you selected the Guideline Premium Test. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.



--------------------------------------------------------------------------------
                                     POLICY 1            POLICY 2
--------------------------------------------------------------------------------
Specified Amount                       $ 100,000           $ 100,000
Fund Value on Date of Death            $  35,000           $  85,000
Death Benefit Percentage                     120%                120%
Death Benefit under Option 1           $ 100,000           $ 102,000
Death Benefit under Option 2           $ 135,000           $ 185,000
--------------------------------------------------------------------------------


26  DEATH BENEFITS

CHANGING DEATH BENEFIT OPTIONS


You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Specified Premium rider or a Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent and in the Statement of Additional Information. Please also see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax considerations" for additional information.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- The Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option I to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time. We offer a term life insurance rider. Depending on your circumstances, it may be more cost effective for you to purchase this rider rather than increasing your Specified Amount. Please also see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax considerations" for additional information.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES

o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o You can only increase the Specified Amount until the Insured's age 85 (Insured's age 70 for individual qualified plans).

o You may not increase your Specified Amount if Monthly Deductions are being waived under the Waiver of Monthly Deduction rider, or premiums are being waived under the Waiver of Specified Premiums rider.

o   Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.


DECREASES

o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o   You may not decrease the Specified Amount below $100,000.

o   We will apply decreases in your Specified Amount in the following order:

     1. against the most recent increase, regardless if it is Specified Amount increase or additional term life insurance rider amount increase;

     2. against the next most recent increases successively, regardless if it is Specified Amount increase or additional term life insurance rider amount increase;

     3. against additional term life insurance rider amount provided under the original application; and

     4. against insurance provided by the Specified Amount under the original application.


                                                              DEATH BENEFITS  27

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you elected the Guaranteed Death Benefit to Age 100 rider, your Minimum Monthly Premium will be adjusted for the decrease in Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o   Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.

Changes in the additional term life insurance amount will be subject to the same rules discussed above for Specified Amount changes.


28  DEATH BENEFITS

10. OTHER OPTIONAL INSURANCE BENEFITS



--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.

The following riders are available under the Policy. Not all riders are available in all states.


TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company or any other plan we choose to offer. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider is no longer available for new elections).


ADDITIONAL TERM LIFE INSURANCE RIDER

This rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702. See "Tax Considerations."


ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.


This option must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Maturity Extension Rider will not be effective. If you elect to end this rider, we will automatically provide coverage under the Maturity Extension Rider. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


MATURITY EXTENSION RIDER

This rider extends coverage beyond the original maturity date until the date death proceeds become payable. Death proceeds payable upon the surviving Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. This rider is automatically included in all jurisdictions where available. The extension must be elected at least 30 days but no more than 90 days before the original maturity date. Electing the extension and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80. (This rider is no longer available for new elections).


ACCIDENTAL DEATH AND DISMEMBERMENT RIDER

This rider pays a benefit amount if the Insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the Insured's age 5 and before the Insured's age 70 and within 90 days of the accident.


PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the Insured has a covered total disability for 6 months without interruption and the policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Per $1,000 Specified Amount charges, (3) cost of insurance charges, and (4) rider charges.


WAIVER OF SPECIFIED PREMIUMS RIDER

This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the Insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary net charges. We will allocate net premiums among the Subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the Monthly Deductions due under your Policy.


ACCELERATED DEATH BENEFIT RIDER

This rider provides you with the ability to accelerate a portion of the Policy's base Death Benefit if the Insured is diagnosed with a terminal illness that reduces the Insured's life expectancy to 12 months or less


                                           OTHER OPTIONAL INSURANCE BENEFITS  29
and you provide satisfactory proof of the terminal illness. The accelerated benefit amount will be the present value of the lesser of 50% of the Policy's base Death Benefit or $250,000, and we will pay the accelerated Death Benefit in one lump sum to the Owner. Adding this rider to a policy or requesting an accelerated death benefit under this rider may have tax consequences. Please also see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax considerations" for additional information.


CHILDREN'S TERM LIFE INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. (This rider is no longer available for new elections).

Contact our Operations Center or your agent for limitations and additional information about these additional insurance benefits.


30  OTHER OPTIONAL INSURANCE BENEFITS

11. BENEFITS AT MATURITY



--------------------------------------------------------------------------------

The maturity date for this Policy unless the Maturity Extension Rider or the Enhanced Maturity Extension Rider is elected is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. See "Tax considerations" for the tax treatment of an endowment benefit. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death if you elect the maturity extension rider or the enhanced maturity extension rider. The maturity extension rider is automatically included in all jurisdictions where available. The death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the enhanced maturity extension rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.

There is no charge for maturity extension rider, but there is a charge for the enhanced maturity extension rider. You may not elect both the maturity extension rider and the enhanced maturity extension rider. Please see the riders or your agent for more information.


                                                        BENEFITS AT MATURITY  31

12. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.

A surrender, including a "partial surrender" (see below), may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS


Until the maturity date, you may make a partial surrender request at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of the Business Day we receive your request.


Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $100,000. If you have taken a loan on your Policy, we limit the amount of your partial surrender so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

You must allocate an amount or percentage of your Fund Value in the Subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a Subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.


EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS

If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee of $10 for each partial surrender. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a Subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0% (in some states and/or if we issued your Policy before January 6, 2003, this annual rate is not less than 4.5%). We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/fax/Internet transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:

--------------------------------------------------------------------------------
        POLICY YEAR          INTEREST DUE (AT AN ANNUAL RATE)
--------------------------------------------------------------------------------
        1 through 20                       5.00%
--------------------------------------------------------------------------------
        21 and after                       4.25%
--------------------------------------------------------------------------------

In some states and/or for Policy issued before January 6, 2003, the interest is 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repay-


32  ACCESSING YOUR MONEY
ment to our Operations Center. We will credit repayments on the Business Day that we receive them. YOU MUST CLEARLY MARK A REPAYMENT AS A LOAN REPAYMENT OR IT WILL BE CREDITED AS A PREMIUM. If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death.


EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


                                                        ACCESSING YOUR MONEY  33

13. TERMINATION



--------------------------------------------------------------------------------

GENERAL

Your Policy will remain in effect as long as:

1. it has a Cash Value greater than zero and you make any required additional premium payments during the 61-day grace period; or

2. you have elected the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider, and you make any required additional premium payments during the 61-day Grace Period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient value that will inform you the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years. If you have elected the Guaranteed Death Benefit Rider to Age 100, there also are separate rules relating to termination.



SPECIAL RULES FOR THE FIRST THREE POLICY YEARS


During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o   Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o   The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).


AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY

If you receive a notice of insufficient premium, during the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), or a notice of insufficient value at any time thereafter, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1.    any unpaid Minimum Monthly Premium; plus

2.    one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1.    any unpaid Monthly Deduction; plus

2. an amount equal to two succeeding Monthly Deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt.

For Policies With Guaranteed Death Benefit To Age 100 Rider. The Specified Amount of your Policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any Monthly Anniversary Day if the Guaranteed Death Benefit to Age 100 Rider is in effect through satisfaction of the cumulative minimum monthly premium test.

While the Guaranteed Death Benefit to Age 100 Rider is in effect, the Fund Value of your Policy will be reduced by Monthly Deductions but not below zero. During the guarantee period, we will waive any Monthly Deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit to Age 100 Rider is elected, but not in effect, and your Cash Value is not greater than zero, you will receive a notice of insufficient premium.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years from the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:


1. a written application received at our Operations Center within five years from the beginning of the grace period;

2.    satisfactory evidence to us of the insurability of the Insured;

3.    payment of a premium large enough to cover:

      a. the balance we told you in the notice of insufficient premium that was necessary to keep your Policy in effect; and

      b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. For Policies issued after January 6, 2003, this is an annual rate of 5.0% for Policy Years 1-20 and 4.25% for Policy Years 21 and after. In some states and/or for Policies issued


34  TERMINATION
      before January 6, 2003, this is an annual rate of 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the Subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions. See "Tax considerations" for additional information.


                                                                 TERMINATION  35

14. PAYMENTS AND TELEPHONE/FAX/INTERNET TRANSACTIONS



--------------------------------------------------------------------------------

You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or Operations Center for more information regarding the settlement options.

Any Death Benefit proceeds that we pay will include interest from the date of death to the date of payment if the proceeds are not paid within 30 days from the date we receive due proof of death, if required by state law. We will pay interest on the proceeds at a rate in accordance with the state laws.

The interest we pay will be at a rate determined by the applicable state law. We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o   for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


TELEPHONE/FAX/INTERNET TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the Internet by completing a transaction authorization form online at www.axa-equitable.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, fax or Internet instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, fax or Internet transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax/Internet transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax/Internet instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9 AM to 5 PM, Eastern Time. Internet transfer privileges and a copy of the guidelines are available online at www.axa-equitable.com.

Please note that our telephone or Internet system may not always be available. Any telephone or Internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.


36  PAYMENTS AND TELEPHONE/FAX/INTERNET TRANSACTIONS

15. CHARGES AND DEDUCTIONS



--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o   the Death Benefit, surrender benefit and loan benefit under the Policy;

o   investment options, including premium allocations;

o   administration of elective benefits; and

o   the distribution of reports to Owners.

Costs and expenses we incur:

o   processing applications for and issuing the Policies;

o   maintaining records;

o   administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

o   reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o   providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid and varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider plus the Additional Term Life Insurance Rider amount in effect. The amount of the sales charge is as follows:


--------------------------------------------------------------------------------
          INSURANCE AMOUNT                         CHARGE
--------------------------------------------------------------------------------
Specified Amount in force of less         Policy Years 1-10: 4%
than $500,000                             Policy Years 11+: 1%


Specified Amount in force of              Policy Years 1-10: 2%
$500,000 or more                          Policy Years 11+: 0.5%
--------------------------------------------------------------------------------

We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 2.25% of your premium payment (this is an approximate average of the actual premium tax imposed by a jurisdiction; jurisdictions impose charges that range from 0% to 4% of a premium payment). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the federal tax deferred acquisition cost charge in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DEDUCTIONS FROM THE VARIABLE ACCOUNT

We deduct a daily maximum mortality and expense risk charge for Policies issued after January 6, 2003 of 0.001% from each Subaccount, for a maximum effective annual rate of 0.35% of net assets for all Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. This reduction is not guaranteed. For Policies issued before January 6, 2003, the mortality and expense risk charge for such Policies is an annual rate of 0.35% of net assets on a guaranteed basis for all Policy years.

We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."


The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.


DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each Subaccount and withdrawing amounts from the Subaccount. We will take the Monthly Deduction on a pro-rata



                                                      CHARGES AND DEDUCTIONS  37
basis from the Subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Interest Account bears to the sum of all Subaccounts and the Guaranteed Interest Account on the Monthly Anniversary Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

The Monthly Deduction equals:

o   the cost of insurance charge for the Policy; PLUS

o   the administrative charge; PLUS

o   the Per $1,000 Specified Amount charge; PLUS

o   the enhanced maturity extension charge (if benefit elected); PLUS

o   the charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (including, but not limited to, gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.


The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003675 or for policies issued on or after January 6, 2003 by 1.00327374; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1.    your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification signed by the policyowner and insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax considerations" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.


ADMINISTRATIVE CHARGE. We deduct a $5 charge each month to compensate us for administrative expenses.

PER $1,000 SPECIFIED AMOUNT CHARGE. We deduct this charge during the first 10 Policy Years and for 10 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's issue age on the Policy Date (or date of the increase), gender, smoking status and Specified Amount. We show the maximum amount of these charges in the "Fee Table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We



38  CHARGES AND DEDUCTIONS
state these charges in the Fee Table and your rider. We describe the charges for the Guaranteed Death Benefit to Age 100, Additional Term Life Insurance Rider, Term Life Term Rider, Enhanced Maturity Extension Rider, and the Purchase Option Rider below.

Charges for the Guaranteed Death Benefit to Age 100 Rider, the Additional Term Life Insurance Rider, and the Term Life Term Rider are deducted when we issue the rider and each Monthly Anniversary Day. They are based on the cost of insurance charges and vary based on the issue age, gender, smoking status and risk class of the Insured, as well as on the number of years since the rider was issued and on the Specified Amount. The guaranteed maximum charges for the Term Life Term Insurance Rider and for the Additional Term Life Insurance Rider range from $0.08 to $10.45 and from $0.08 to $83.33, respectively, per $1,000 of term insurance purchased. The Enhanced Maturity Extension Rider and the Purchase Option Rider are also deducted when we issue the rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance. The guaranteed maximum charge for the Purchase Option Rider depends on the age of the Insured, and is $0.05 to $0.36 of purchase option insurance, and varies based on the age of the Insured.

TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 75 or younger (over 10 years for Insured issue ages 76-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


--------------------------------------------------------------------------------
                        APPLICABLE PERCENTAGE       APPLICABLE PERCENTAGE
     POLICY YEARS        FOR ISSUE AGES 0-75        FOR ISSUE AGES 76-85
--------------------------------------------------------------------------------
        1-3                       80%                        80%
         4                        80                         70
         5                        80                         60
         6                        80                         50
         7                        80                         40
         8                        70                         30
         9                        60                         20
        10                        50                         10
        11                        40                          0
        12                        30                          0
        13                        20                          0
        14                        10                          0
        15+                        0                          0
--------------------------------------------------------------------------------

EXAMPLE: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred nonsmoker). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 7.25) or $580.00.

The maximum surrender charge factor per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the Policy were purchased by a male insured age 85, standard smoker.

We do not assess a surrender charge for partial surrenders. We do assess a partial surrender fee.


PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the Subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.

TRANSFER CHARGE. We reserve the right to assess a $25 transfer charge for each transfer you make among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account. We currently do not assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected Subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.

OTHER CHARGES. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.



ILLUSTRATION PROJECTION REPORT FEE

You may request that we prepare an illustration projection report at any time by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a fee of $25 for each illustration projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.


                                                      CHARGES AND DEDUCTIONS  39

16. TAX CONSIDERATIONS



--------------------------------------------------------------------------------

INTRODUCTION


The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws, as applied to a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers and others may be different. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY America Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.


The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance contracts. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, decrease in Specified Amount, or change in Death Benefit option, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED  ENDOWMENT CONTRACTS.
 Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.



40  TAX CONSIDERATIONS

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59-1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount deemed of the Outstanding Debt will be added to the amount distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.



                                                          TAX CONSIDERATIONS  41

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE.
 Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

ESTATES, GIFTS AND OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy. In addition, the Treasury Department may amend existing or release new regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. As a result, there are areas of some uncertainty even under current laws.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or



42  TAX CONSIDERATIONS
removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings or other changes may not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                          TAX CONSIDERATIONS  43

17. OTHER POLICY INFORMATION



--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.


ASSIGNMENT

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" earlier in this Prospectus for more information. Please see your Policy for more information.


SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please review your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds. The amount of any Death Benefit proceeds will be the sum of (a) and (b) where: (a) is the Fund Value on the date of death of the Insured; and (b) is the amount at risk on the last Monthly Anniversary Day, multiplied by the ratio of the insurance rate on the last Monthly Anniversary Day based on the incorrect age or gender to the insurance rate that would have applied on that Monthly Anniversary Day based on the correct age or gender. A misstatement of age or gender does not affect Fund Value.

SUICIDE EXCLUSION

If the Insured commits suicide, within two years of the date of issue, the amount payable by us will be limited to the amount of the premiums payments less: (a) any Debt; and (b) any partial surrenders and their fees. But, in case of the suicide of the Insured, within two years of the date any optional increase in Specified Amount took effect, the amount payable by us with respect to that increase will be limited to its cost.


INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from its date of issue, or effective date of the increase in Specified Amount.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your Policy.


44  OTHER POLICY INFORMATION

18. ADDITIONAL INFORMATION



--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES


The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of the Company, and AXA Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA" ). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. the Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Fee tables" in "Benefits and risks summary" and "Charges and deductions" earlier in this Prospectus.

DISTRIBUTOR COMPENSATION. The Company pays compensation to the Distributors based on premium payments made on the policies ("premium-based compensation"). Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.8% of premiums paid in years 2-10. Beginning in the sixth policy year, the Distributors will receive ongoing compensation based on account value of the policies sold ("asset-based compensation") up to a maximum of 0.25% annually of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above. Your AXA Advisors financial professional will receive reduced premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the account value of the policy sold ("asset-based compensation"). The compensation paid by the Distributor varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributor, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

The Distributor also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's policy than it pays for the sale of a policy or other financial product issued by a company other than the Company. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides. " For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.



                                                      ADDITIONAL INFORMATION  45

Compensation payments made to AXA Distributors include payments to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. The Company and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.

46  ADDITIONAL INFORMATION

OTHER INFORMATION


We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Variable Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


                                                      ADDITIONAL INFORMATION  47

19. FINANCIAL STATEMENTS



--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.
PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the contract are supported by the Company's general account and are subject to the Company's claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


48  FINANCIAL STATEMENTS

Appendix: Glossary



--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

BENEFICIARY -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     --   on a non-business day;

     --   after 4:00 p.m. Eastern Time on a business day; or

     -- after an early close of regular trading on the NYSE on a business day.

CASH VALUE -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

FUND -- any open-end management investment company in which the Variable Account invests.

FUND VALUE -- the total amount under the Policy in each Subaccount, the Guaranteed Interest Account, and the Loan Account.

GENERAL ACCOUNT -- assets of the Company other than those allocate to the Variable Account or any of our other separate accounts.

GUARANTEED INTEREST ACCOUNT -- is a fixed account that is part of our General Account.

INSURED -- the person on whose life we base this Policy.

LOAN ACCOUNT -- an account to which we transfer amounts from the Subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's General Account.

MATURITY AGE -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

MINIMUM MONTHLY PREMIUM -- the premium you must pay to put this Policy into effect, and is the basis of the minimum monthly premium test.

MONTHLY ANNIVERSARY DAY -- the first Business Day of each policy month.

MONTHLY DEDUCTION -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Per $1,000 Specified Amount charge.

OPERATIONS CENTER -- the Company's service center at 100 Madison Street, Syracuse, New York 13202. The telephone number for the Operations Center is 1-800-487-6669.

OUTSTANDING DEBT -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

OWNER -- the owner of the Policy. "You" or "your" refers to the Owner.

POLICY -- the Policy with any attached application(s), any riders, and any endorsements.

POLICY DATE -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

SPECIFIED AMOUNT -- the minimum death benefit for as long as the Policy remains in effect.

SUBACCOUNT -- a subdivision of the Variable Account that invests exclusively in share of a Fund.

UNIT -- the measure of value in a Subaccount.

VARIABLE ACCOUNT -- MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


                                                         APPENDIX: GLOSSARY  I-1

Requesting more information



--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION


TABLE OF CONTENTS


                                                                            PAGE
ADDITIONAL INFORMATION ABOUT THE COMPANY
MONY Life Insurance Company of America                                         2
MONY America Variable Account L                                                2
ADDITIONAL POLICY INFORMATION                                                  2
The Policy                                                                     2
State variations                                                               2
Death benefit payable during grace period                                      2
Our right to contest the Policy                                                2
Ownership rights                                                               2
Selecting and changing the Beneficiary                                         2
Assigning the Policy                                                           2
Dividends                                                                      3
Settlement options                                                             3
Distribution of the Policies                                                   3
ADDITIONAL INFORMATION                                                         3
Policies issued in conjunction with employee benefit plans                     3
Legal developments regarding unisex actuarial tables                           4
Purchase and redemption of portfolio shares                                    4
Potential conflicts of interest                                                4
Reports to Owners                                                              4
Records                                                                        4
Service agreement                                                              4
Experts                                                                        4
FINANCIAL STATEMENTS                                                           5
Index to financial statements                                              FSA-1


To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.

You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549 or by accessing the SEC's website at www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-04234.

MONY Variable Universal Life
MONY America Variable Account L

STATEMENT OF ADDITIONAL INFORMATION
FOR INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICY

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company of America ("we,""us,""our," or the "Company"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2011 and the prospectuses for AIM Variable Insurance Funds, AXA Premier VIP Trust, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2011.




TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE COMPANY                                       2

MONY Life Insurance Company of America                                         2

MONY America Variable Account L                                                2

ADDITIONAL POLICY INFORMATION                                                  2

The Policy                                                                     2

State variations                                                               2

Death benefit payable during grace period                                      2

Our right to contest the Policy                                                2

Ownership rights                                                               2

Selecting and changing the beneficiary                                         2

Assigning the Policy                                                           2

Dividends                                                                      3

Settlement options                                                             3

Distribution of the Policies                                                   3

ADDITIONAL INFORMATION                                                         3

Policies issued in conjunction with employee benefit plans                     3

Legal developments regarding unisex actuarial tables                           4

Purchase and redemption of portfolio shares                                    4

Potential conflicts of interest                                                4

Reports to Owners                                                              4

Records                                                                        4

Service agreement                                                              4

Experts                                                                        2

FINANCIAL STATEMENTS                                                           5

Index to financial statements                                              FSA-1


                                   Issued by
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                           New York, New York 10104

                               Operations Center:
                               100 Madison Street
                   Syracuse, New York 13202, (800) 487-6669


                                                                          e13498
                                                                      MLA-VUL 02

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.


ADDITIONAL POLICY INFORMATION


THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Operations Center.

DEATH BENEFIT PAYABLE DURING GRACE PERIOD

For Policies issued in the State of New Jersey, we will calculate the death benefit payable during the grace period as follows: If the Insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately before the start of the grace period, reduced by:

1. the lesser of any balance needed for the Minimum Monthly Premium for the following month or any balance needed for the Monthly Deduction; and

2.   any Outstanding Debt.

OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.

OWNERSHIP RIGHTS

You, as the Owner, may exercise certain rights under the Policy. In addition to the rights described in the prospectus, you have the right to select or change your beneficiary and the right to assign your policy:

SELECTING AND CHANGING THE BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries.

Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.

ASSIGNING THE POLICY

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment.

We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.



SETTLEMENT OPTIONS

You may receive your proceeds in a lump sum or under the following settlement options:

OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.

OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).

We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount show in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.


The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.

We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.


OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last, but the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.

We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.



DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance policies. AXA Distributors received compensation with respect to the Policies offered through the Variable account in the following amounts during the periods indicated:


--------------------------------------------------------------------------------
                                                AGGREGATE AMOUNT OF
                                                COMMISSIONS RETAINED
                                                BY AXA DISTRIBUTORS
                                               AFTER PAYMENTS TO ITS
                      AGGREGATE AMOUNT OF      REGISTERED PERSONS AND
                      COMMISSIONS PAID TO          OTHER SELLING
     FISCAL YEAR        AXA DISTRIBUTORS           BROKER-DEALERS
--------------------------------------------------------------------------------
       2008               $27,141,722                   N/A

       2009               $14,989,194                   N/A

       2010               $23,348,304                   N/A
--------------------------------------------------------------------------------


AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.


ADDITIONAL INFORMATION


POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.


LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.


PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.


POTENTIAL CONFLICTS OF INTEREST

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans. When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.


REPORTS TO OWNERS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

SINCE THE LAST REPORT DATE:

o    premiums received;

o    expense charges (including transfer charges, if any);

o    cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o    any partial surrenders (and their fees).

AS OF THE CURRENT REPORT DATE:

o    Death Benefit;

o    Specified Amount;

o    Cash Value; and

o    Outstanding Debt.

AS OF THE CURRENT AND PRIOR REPORT DATES:

o    Fund Value;

o    Subaccount Unit values;

o    Fund Value in the Guaranteed Interest Account; and

o    any other information required by law.

We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.


RECORDS

We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.


SERVICE AGREEMENT

MONY Life Insurance Company provides personnel and administrative services to MONY Life Insurance Company of America pursuant to an administrative services agreement. The services provided include premium processing, Policy Owner changes, Policy compilation, and recordkeeping. These services are provided via computer and manual systems.


EXPERTS


The Financial Statements of MONY America Variable Account L for the year ended December 31, 2010, and for each of the two years in the period ended December 31, 2010, and the financial statements of the Company at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm.......................2
 Statements of Assets and Liabilities as of December 31, 2010................F-3
 Statements of Operations for the Year Ended December 31, 2010..............F-25
 Statements of Changes in Net Assets for the Years Ended December 31, 2010
  and December 31, 2009 ....................................................F-41
 Notes to Financial Statements..............................................F-72

With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm.....................F-1
 Balance Sheets, December 31, 2010 and December 31, 2009.....................F-2
 Statements of Earnings (Loss), Years Ended December 31, 2010, 2009
  and 2008 ..................................................................F-3
 Statements of Shareholder's Equity and Comprehensive income (Loss),
  Years Ended December 31, 2010, 2009 and 2008 ..............................F-4
 Statements of Cash Flows, Years Ended December 31, 2010, 2009
  and 2008...................................................................F-5
Notes to Financial Statements ...............................................F-6



                                     FSA-1                                e13367

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account L listed in Note 1 at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 25, 2011

                                     FSA-2

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                             AMERICAN
                                                             ALL ASSET    CENTURY VP MID   AXA AGGRESSIVE
                                                            ALLOCATION*      CAP VALUE       ALLOCATION*
                                                           ------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $70,736,874       $25,168        $17,566,059
Receivable for The Trusts shares sold.....................        6,041            --                 --
Receivable for policy-related transactions................           --            --              1,281
                                                            -----------       -------        -----------
  Total Assets............................................   70,742,915        25,168         17,567,340
                                                            ===========       =======        ===========
LIABILITIES:
Payable for The Trusts shares purchased...................           --            --              1,281
Payable for policy-related transactions...................        6,041            --                 --
                                                            -----------       -------        -----------
  Total Liabilities.......................................        6,041            --              1,281
                                                            ===========       =======        ===========
NET ASSETS................................................  $70,736,874       $25,168        $17,566,059
                                                            ===========       =======        ===========
NET ASSETS:
Accumulation Units........................................   70,695,088        25,168         17,565,385
Retained by MONY America in Separate Account
 MLOA L...................................................       41,786            --                674
                                                            -----------       -------        -----------
TOTAL NET ASSETS..........................................  $70,736,874       $25,168        $17,566,059
                                                            ===========       =======        ===========
Investments in shares of The Trusts, at cost..............  $69,721,138       $23,574        $18,138,006
THE TRUSTS SHARES HELD
 Class A..................................................           --            --                 82
 Class B..................................................    3,822,800            --          1,751,336
 Class II.................................................           --         1,780                 --



                                                            AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-
                                                              STRATEGY*       ALLOCATION*     GROWTH STRATEGY*   PLUS ALLOCATION*
                                                           -------------- ------------------ ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $2,560,281       $2,496,553          $788,009          $5,285,853
Receivable for The Trusts shares sold.....................           --               56                --               1,197
Receivable for policy-related transactions................          519               --                --                  --
                                                             ----------       ----------          --------          ----------
  Total Assets............................................    2,560,800        2,496,609           788,009           5,287,050
                                                             ==========       ==========          ========          ==========
LIABILITIES:
Payable for The Trusts shares purchased...................          519               --                --                  --
Payable for policy-related transactions...................           --               56                --               1,197
                                                             ----------       ----------          --------          ----------
  Total Liabilities.......................................          519               56                --               1,197
                                                             ==========       ==========          ========          ==========
NET ASSETS................................................   $2,560,281       $2,496,553          $788,009          $5,285,853
                                                             ==========       ==========          ========          ==========
NET ASSETS:
Accumulation Units........................................    2,560,281        2,490,875           788,009           5,285,798
Retained by MONY America in Separate Account
 MLOA L...................................................           --            5,678                --                  55
                                                             ----------       ----------          --------          ----------
TOTAL NET ASSETS..........................................   $2,560,281       $2,496,553          $788,009          $5,285,853
                                                             ==========       ==========          ========          ==========
Investments in shares of The Trusts, at cost..............   $2,443,181       $2,532,548          $764,129          $5,272,198
THE TRUSTS SHARES HELD
 Class A..................................................           --           13,438                --               1,380
 Class B..................................................      208,694          247,658            65,683             548,158
 Class II.................................................           --               --                --                  --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        AXA CONSERVATIVE  AXA GROWTH   AXA MODERATE
                                                           STRATEGY*       STRATEGY*    ALLOCATION*
                                                       ----------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $538,737      $2,591,450   $27,881,109
Receivable for The Trusts shares sold.................            --              --            --
Receivable for policy-related transactions............           614             742        83,369
                                                            --------      ----------   -----------
  Total Assets........................................       539,351       2,592,192    27,964,478
                                                            ========      ==========   ===========
LIABILITIES:
Payable for The Trusts shares purchased...............           614             742        83,369
Payable for policy-related transactions...............            --              --            --
                                                            --------      ----------   -----------
  Total Liabilities...................................           614             742        83,369
                                                            ========      ==========   ===========
NET ASSETS............................................      $538,737      $2,591,450   $27,881,109
                                                            ========      ==========   ===========
NET ASSETS:
Accumulation Units....................................       538,737       2,591,450    27,875,441
Retained by MONY America in Separate Account
 MLOA L...............................................            --              --         5,668
                                                            --------      ----------   -----------
TOTAL NET ASSETS......................................      $538,737      $2,591,450   $27,881,109
                                                            ========      ==========   ===========
Investments in shares of The Trusts, at cost..........      $545,516      $2,420,862   $28,120,479
THE TRUSTS SHARES HELD
 Class A..............................................            --              --           232
 Class B..............................................        48,055         198,207     2,084,811



                                                          AXA MODERATE       AXA MODERATE-    AXA TACTICAL   AXA TACTICAL
                                                        GROWTH STRATEGY*   PLUS ALLOCATION*   MANAGER 400*   MANAGER 500*
                                                       ------------------ ------------------ -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $7,435,921         $57,466,485        $60,432        $31,465
Receivable for The Trusts shares sold.................             --                  --             --             --
Receivable for policy-related transactions............         12,527                  --             --             --
                                                           ----------         -----------        -------        -------
  Total Assets........................................      7,448,448          57,466,485         60,432         31,465
                                                           ==========         ===========        =======        =======
LIABILITIES:
Payable for The Trusts shares purchased...............         12,527              25,342             --             --
Payable for policy-related transactions...............             --              24,062             --             --
                                                           ----------         -----------        -------        -------
  Total Liabilities...................................         12,527              49,404             --             --
                                                           ==========         ===========        =======        =======
NET ASSETS............................................     $7,435,921         $57,417,081        $60,432        $31,465
                                                           ==========         ===========        =======        =======
NET ASSETS:
Accumulation Units....................................      7,435,921          57,415,820         60,432         31,465
Retained by MONY America in Separate Account
 MLOA L...............................................             --               1,261             --             --
                                                           ----------         -----------        -------        -------
TOTAL NET ASSETS......................................     $7,435,921         $57,417,081        $60,432        $31,465
                                                           ==========         ===========        =======        =======
Investments in shares of The Trusts, at cost..........     $6,999,446         $59,696,404        $59,408        $30,434
THE TRUSTS SHARES HELD
 Class A..............................................             --               5,414             --             --
 Class B..............................................        576,454           5,541,494          3,941          2,298

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                             AXA TACTICAL
                                                             AXA TACTICAL       MANAGER        DREYFUS STOCK    EQ/ALLIANCEBERNSTEIN
                                                            MANAGER 2000*   INTERNATIONAL*   INDEX FUND, INC.      INTERNATIONAL*
                                                           --------------- ---------------- ------------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $28,273          $32,515         $24,281,478          $3,106,916
Receivable for The Trusts shares sold.....................          --               --             224,689                 285
Receivable for policy-related transactions................          --               --                  --                  --
                                                               -------          -------         -----------          ----------
  Total Assets............................................      28,273           32,515          24,506,167           3,107,201
                                                               =======          =======         ===========          ==========
LIABILITIES:
Payable for The Trusts shares purchased...................          --               --                  --                  --
Payable for policy-related transactions...................          --               --             224,689                 285
                                                               -------          -------         -----------          ----------
  Total Liabilities.......................................          --               --             224,689                 285
                                                               =======          =======         ===========          ==========
NET ASSETS................................................     $28,273          $32,515         $24,281,478          $3,106,916
                                                               =======          =======         ===========          ==========
NET ASSETS:
Accumulation Units........................................      28,273           32,515          24,263,263           3,106,858
Retained by MONY America in Separate Account
 MLOA L...................................................          --               --              18,215                  58
                                                               -------          -------         -----------          ----------
TOTAL NET ASSETS..........................................     $28,273          $32,515         $24,281,478          $3,106,916
                                                               =======          =======         ===========          ==========
Investments in shares of The Trusts, at cost..............     $27,263          $31,786         $23,942,071          $3,363,296
THE TRUSTS SHARES HELD
 Class A..................................................          --               --                  --              80,343
 Class B..................................................       1,856            2,557                  --             285,458
 Initial Shares...........................................          --               --             818,385                  --



                                                                                    EQ/BLACKROCK   EQ/BLACKROCK
                                                             EQ/ALLIANCEBERNSTEIN    BASIC VALUE   INTERNATIONAL
                                                               SMALL CAP GROWTH*       EQUITY*        VALUE*
                                                            ---------------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $2,040,360         $3,293,001     $5,520,000
Receivable for The Trusts shares sold.....................                --                 --             --
Receivable for policy-related transactions................               763                470          1,444
                                                                  ----------         ----------     ----------
  Total Assets............................................         2,041,123          3,293,471      5,521,444
                                                                  ==========         ==========     ==========
LIABILITIES:
Payable for The Trusts shares purchased...................               763                468          1,444
Payable for policy-related transactions...................                --                 --             --
                                                                  ----------         ----------     ----------
  Total Liabilities.......................................               763                468          1,444
                                                                  ==========         ==========     ==========
NET ASSETS................................................        $2,040,360         $3,293,003     $5,520,000
                                                                  ==========         ==========     ==========
NET ASSETS:
Accumulation Units........................................         2,040,360          3,292,860      5,519,624
Retained by MONY America in Separate Account
 MLOA L...................................................                --                143            376
                                                                  ----------         ----------     ----------
TOTAL NET ASSETS..........................................        $2,040,360         $3,293,003     $5,520,000
                                                                  ==========         ==========     ==========
Investments in shares of The Trusts, at cost..............        $1,589,295         $2,962,157     $6,156,677
THE TRUSTS SHARES HELD
 Class A..................................................            39,902                 --        304,748
 Class B..................................................            87,370            240,625        167,000
 Initial Shares...........................................                --                 --             --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                              EQ/CALVERT    EQ/CAPITAL
                                                        EQ/BOSTON ADVISORS     SOCIALLY      GUARDIAN
                                                          EQUITY INCOME*     RESPONSIBLE*     GROWTH*
                                                       -------------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $16,769,303       $1,384,655     $553,958
Receivable for The Trusts shares sold.................            3,556               --           --
Receivable for policy-related transactions............               --              404            1
                                                            -----------       ----------     --------
  Total Assets........................................       16,772,859        1,385,059      553,959
                                                            ===========       ==========     ========
LIABILITIES:
Payable for The Trusts shares purchased...............               --              404           --
Payable for policy-related transactions...............            3,556               --           --
                                                            -----------       ----------     --------
  Total Liabilities...................................            3,556              404           --
                                                            ===========       ==========     ========
NET ASSETS............................................      $16,769,303       $1,384,655     $553,959
                                                            ===========       ==========     ========
NET ASSETS:
Accumulation Units....................................       16,664,949        1,384,655      553,959
Retained by MONY America in Separate Account
 MLOA L...............................................          104,354               --           --
                                                            -----------       ----------     --------
TOTAL NET ASSETS......................................      $16,769,303       $1,384,655     $553,959
                                                            ===========       ==========     ========
Investments in shares of The Trusts, at cost..........      $18,668,515       $1,356,221     $490,689
THE TRUSTS SHARES HELD
 Class A..............................................        1,729,575          155,674       16,460
 Class B..............................................        1,458,173           34,698       25,658



                                                        EQ/CAPITAL
                                                         GUARDIAN      EQ/COMMON    EQ/CORE BOND   EQ/EQUITY 500
                                                         RESEARCH*   STOCK INDEX*      INDEX*         INDEX*
                                                       ------------ -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....  $3,936,048    $3,629,271    $36,765,578     $3,647,168
Receivable for The Trusts shares sold.................          --            --         71,801             --
Receivable for policy-related transactions............       2,684           957             --          1,598
                                                        ----------    ----------    -----------     ----------
  Total Assets........................................   3,938,732     3,630,228     36,837,379      3,648,766
                                                        ==========    ==========    ===========     ==========
LIABILITIES:
Payable for The Trusts shares purchased...............       2,684           957             --          1,598
Payable for policy-related transactions...............          --            --         71,649             --
                                                        ----------    ----------    -----------     ----------
  Total Liabilities...................................       2,684           957         71,649          1,598
                                                        ==========    ==========    ===========     ==========
NET ASSETS............................................  $3,936,048    $3,629,271    $36,765,730     $3,647,168
                                                        ==========    ==========    ===========     ==========
NET ASSETS:
Accumulation Units....................................   3,772,907     3,629,271     36,679,844      3,647,168
Retained by MONY America in Separate Account
 MLOA L...............................................     163,141            --         85,886             --
                                                        ----------    ----------    -----------     ----------
TOTAL NET ASSETS......................................  $3,936,048    $3,629,271    $36,765,730     $3,647,168
                                                        ==========    ==========    ===========     ==========
Investments in shares of The Trusts, at cost..........  $3,527,056    $3,248,754    $37,106,007     $3,242,038
THE TRUSTS SHARES HELD
 Class A..............................................     308,509         1,887      3,572,880             --
 Class B..............................................      15,655       225,130        214,249        167,053

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          EQ/GAMCO
                                                          EQ/EQUITY      MERGERS &     EQ/GAMCO SMALL
                                                        GROWTH PLUS*   ACQUISITIONS*   COMPANY VALUE*
                                                       -------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....  $10,654,530       $607,730       $76,968,949
Receivable for The Trusts shares sold.................           --             --             9,175
Receivable for policy-related transactions............          476          1,167                --
                                                        -----------       --------       -----------
  Total Assets........................................   10,655,006        608,897        76,978,124
                                                        ===========       ========       ===========
LIABILITIES:
Payable for The Trusts shares purchased...............          476          1,167                --
Payable for policy-related transactions...............           --             --             9,175
                                                        -----------       --------       -----------
  Total Liabilities...................................          476          1,167             9,175
                                                        ===========       ========       ===========
NET ASSETS............................................  $10,654,530       $607,730       $76,968,949
                                                        ===========       ========       ===========
NET ASSETS:
Accumulation Units....................................   10,651,483        607,388        76,968,505
Retained by MONY America in Separate Account
 MLOA L...............................................        3,047            342               444
                                                        -----------       --------       -----------
TOTAL NET ASSETS......................................  $10,654,530       $607,730       $76,968,949
                                                        ===========       ========       ===========
Investments in shares of The Trusts, at cost..........  $10,152,168       $579,068       $55,728,318
THE TRUSTS SHARES HELD
 Class A..............................................           --             --                --
 Class B..............................................      712,944         48,746         1,968,822



                                                                                        EQ/INTERMEDIATE
                                                         EQ/GLOBAL   EQ/GLOBAL MULTI-      GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND PLUS*    SECTOR EQUITY*      BOND INDEX*        CORE PLUS*
                                                       ------------ ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....  $1,046,202      $5,699,238        $16,653,725         $779,491
Receivable for The Trusts shares sold.................          --          11,893                 --               --
Receivable for policy-related transactions............       1,053              --                203                9
                                                        ----------      ----------        -----------         --------
  Total Assets........................................   1,047,255       5,711,131         16,653,928          779,500
                                                        ==========      ==========        ===========         ========
LIABILITIES:
Payable for The Trusts shares purchased...............       1,053              --                203                9
Payable for policy-related transactions...............          --          11,893                 --               --
                                                        ----------      ----------        -----------         --------
  Total Liabilities...................................       1,053          11,893                203                9
                                                        ==========      ==========        ===========         ========
NET ASSETS............................................  $1,046,202      $5,699,238        $16,653,725         $779,491
                                                        ==========      ==========        ===========         ========
NET ASSETS:
Accumulation Units....................................   1,046,202       5,699,081         16,532,725          779,491
Retained by MONY America in Separate Account
 MLOA L...............................................          --             157            121,000               --
                                                        ----------      ----------        -----------         --------
TOTAL NET ASSETS......................................  $1,046,202      $5,699,238        $16,653,725         $779,491
                                                        ==========      ==========        ===========         ========
Investments in shares of The Trusts, at cost..........  $1,035,226      $5,599,871        $16,714,945         $670,236
THE TRUSTS SHARES HELD
 Class A..............................................          --          87,002          1,625,375               --
 Class B..............................................     105,128         369,779             60,802           81,051

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                             EQ/JPMORGAN
                                                        EQ/INTERNATIONAL        VALUE       EQ/LARGE CAP
                                                             GROWTH*       OPPORTUNITIES*    CORE PLUS*
                                                       ------------------ ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $17,184,550        $448,673        $314,811
Receivable for The Trusts shares sold.................          10,319              --              --
Receivable for policy-related transactions............              --              88               7
                                                           -----------        --------        --------
  Total Assets........................................      17,194,869         448,761         314,818
                                                           ===========        ========        ========
LIABILITIES:
Payable for The Trusts shares purchased...............              --              88               7
Payable for policy-related transactions...............          10,319              --              --
                                                           -----------        --------        --------
  Total Liabilities...................................          10,319              88               7
                                                           ===========        ========        ========
NET ASSETS............................................     $17,184,550        $448,673        $314,811
                                                           ===========        ========        ========
NET ASSETS:
Accumulation Units....................................      17,166,334         448,673         314,811
Retained by MONY America in Separate Account
 MLOA L...............................................          18,216              --              --
                                                           -----------        --------        --------
TOTAL NET ASSETS......................................     $17,184,550        $448,673        $314,811
                                                           ===========        ========        ========
Investments in shares of The Trusts, at cost..........     $15,306,212        $392,677        $282,524
THE TRUSTS SHARES HELD
 Class A..............................................              --           1,136              --
 Class B..............................................       2,643,965          44,672          43,608



                                                         EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                        GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*   VALUE PLUS*
                                                       --------------- -------------- -------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $879,938       $586,233       $329,890     $7,870,711
Receivable for The Trusts shares sold.................           --             --             --             --
Receivable for policy-related transactions............           37             56             29            989
                                                           --------       --------       --------     ----------
  Total Assets........................................      879,975        586,289        329,919      7,871,700
                                                           ========       ========       ========     ==========
LIABILITIES:
Payable for The Trusts shares purchased...............           37             56             29            989
Payable for policy-related transactions...............           --             --             --             --
                                                           --------       --------       --------     ----------
  Total Liabilities...................................           37             56             29            989
                                                           ========       ========       ========     ==========
NET ASSETS............................................     $879,938       $586,233       $329,890     $7,870,711
                                                           ========       ========       ========     ==========
NET ASSETS:
Accumulation Units....................................      879,938        586,233        329,890      7,851,206
Retained by MONY America in Separate Account
 MLOA L...............................................           --             --             --         19,505
                                                           --------       --------       --------     ----------
TOTAL NET ASSETS......................................     $879,938       $586,233       $329,890     $7,870,711
                                                           ========       ========       ========     ==========
Investments in shares of The Trusts, at cost..........     $710,489       $498,020       $310,687     $9,654,134
THE TRUSTS SHARES HELD
 Class A..............................................           --             --             --        519,213
 Class B..............................................      102,849         35,228         62,835        253,873

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/LORD ABBETT      EQ/LORD ABBETT
                                                            GROWTH AND INCOME*   LARGE CAP CORE*   EQ/MID CAP INDEX *
                                                           -------------------- ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $6,685,066           $445,638          $4,645,418
Receivable for The Trusts shares sold.....................              --                 --                  --
Receivable for policy-related transactions................             120                 39                 943
                                                                ----------           --------          ----------
  Total Assets............................................       6,685,186            445,677           4,646,361
                                                                ==========           ========          ==========
LIABILITIES:
Payable for The Trusts shares purchased...................             120                 39                 929
Payable for policy-related transactions...................              --                 --                  --
                                                                ----------           --------          ----------
  Total Liabilities.......................................             120                 39                 929
                                                                ==========           ========          ==========
NET ASSETS................................................      $6,685,066           $445,638          $4,645,432
                                                                ==========           ========          ==========
NET ASSETS:
Accumulation Units........................................       6,684,829            445,638           4,645,432
Retained by MONY America in Separate Account
 MLOA L...................................................             237                 --                  --
                                                                ----------           --------          ----------
TOTAL NET ASSETS..........................................      $6,685,066           $445,638          $4,645,432
                                                                ==========           ========          ==========
Investments in shares of The Trusts, at cost..............      $6,359,762           $360,699          $4,199,684
THE TRUSTS SHARES HELD
 Class A..................................................         604,157                 --             321,659
 Class B..................................................          42,698             36,824             233,082



                                                                                          EQ/MONTAG &
                                                             EQ/MID CAP     EQ/MONEY       CALDWELL     EQ/MORGAN STANLEY
                                                            VALUE PLUS*      MARKET*        GROWTH*      MID CAP GROWTH*
                                                           ------------- -------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $13,900,467   $18,784,980    $49,094,886       $11,000,229
Receivable for The Trusts shares sold.....................           --            --          1,006                --
Receivable for policy-related transactions................        2,391            --             --             4,179
                                                            -----------   -----------    -----------       -----------
  Total Assets............................................   13,902,858    18,784,980     49,095,892        11,004,408
                                                            ===========   ===========    ===========       ===========
LIABILITIES:
Payable for The Trusts shares purchased...................          358         4,844             --             4,179
Payable for policy-related transactions...................           --        36,500          1,006                --
                                                            -----------   -----------    -----------       -----------
  Total Liabilities.......................................          358        41,344          1,006             4,179
                                                            ===========   ===========    ===========       ===========
NET ASSETS................................................  $13,902,500   $18,743,636    $49,094,886       $11,000,229
                                                            ===========   ===========    ===========       ===========
NET ASSETS:
Accumulation Units........................................   13,895,857    18,668,376     49,083,965        11,000,100
Retained by MONY America in Separate Account
 MLOA L...................................................        6,643        75,260         10,921               129
                                                            -----------   -----------    -----------       -----------
TOTAL NET ASSETS..........................................  $13,902,500   $18,743,636    $49,094,886       $11,000,229
                                                            ===========   ===========    ===========       ===========
Investments in shares of The Trusts, at cost..............  $12,920,253   $18,781,639    $41,931,120       $ 8,215,352
THE TRUSTS SHARES HELD
 Class A..................................................    1,198,804    14,670,667             --           540,285
 Class B..................................................      188,167     4,104,789      8,018,428            97,117

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                          SHORT BOND*     BOND PLUS*    COMPANY INDEX*
                                                       ---------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $6,081,298     $ 9,612,372      $7,529,924
Receivable for The Trusts shares sold.................        23,913           7,038              --
Receivable for policy-related transactions............            --              --             464
                                                          ----------     -----------      ----------
  Total Assets........................................     6,105,211       9,619,410       7,530,388
                                                          ==========     ===========      ==========
LIABILITIES:
Payable for The Trusts shares purchased...............            --              --             464
Payable for policy-related transactions...............        23,913           6,170              --
                                                          ----------     -----------      ----------
  Total Liabilities...................................        23,913           6,170             464
                                                          ==========     ===========      ==========
NET ASSETS............................................    $6,081,298     $ 9,613,240      $7,529,924
                                                          ==========     ===========      ==========
NET ASSETS:
Accumulation Units....................................     6,081,194       9,611,741       7,529,733
Retained by MONY America in Separate Account
 MLOA L...............................................           104           1,499             191
                                                          ----------     -----------      ----------
TOTAL NET ASSETS......................................    $6,081,298     $ 9,613,240      $7,529,924
                                                          ==========     ===========      ==========
Investments in shares of The Trusts, at cost..........    $6,111,230     $10,307,540      $5,351,254
THE TRUSTS SHARES HELD
 Class A..............................................       151,815          15,292         574,320
 Class B..............................................       459,132       1,113,667         141,640



                                                                                                           EQ/WELLS FARGO
                                                        EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN   ADVANTAGE OMEGA
                                                          GROWTH STOCK*      & INCOME*       COMSTOCK*         GROWTH*
                                                       ------------------ --------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $38,614,588      $15,478,914       $580,728       $1,040,732
Receivable for The Trusts shares sold.................           8,363           11,641             --               --
Receivable for policy-related transactions............              --               --            792              876
                                                           -----------      -----------       --------       ----------
  Total Assets........................................      38,622,951       15,490,555        581,520        1,041,608
                                                           ===========      ===========       ========       ==========
LIABILITIES:
Payable for The Trusts shares purchased...............              --               --            792              876
Payable for policy-related transactions...............           8,363           11,641             --               --
                                                           -----------      -----------       --------       ----------
  Total Liabilities...................................           8,363           11,641            792              876
                                                           ===========      ===========       ========       ==========
NET ASSETS............................................     $38,614,588      $15,478,914       $580,728       $1,040,732
                                                           ===========      ===========       ========       ==========
NET ASSETS:
Accumulation Units....................................      38,585,207       15,473,934        580,728        1,040,732
Retained by MONY America in Separate Account
 MLOA L...............................................          29,381            4,980             --               --
                                                           -----------      -----------       --------       ----------
TOTAL NET ASSETS......................................     $38,614,588      $15,478,914       $580,728       $1,040,732
                                                           ===========      ===========       ========       ==========
Investments in shares of The Trusts, at cost..........     $34,761,561      $14,543,729       $506,731       $  884,712
THE TRUSTS SHARES HELD
 Class A..............................................              --               --             --               --
 Class B..............................................       1,877,175        2,600,269         60,775          101,282

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        FIDELITY(R) VIP  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                         ASSET MANAGER    CONTRAFUND(R)    GROWTH & INCOME
                                                           PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                       ---------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $5,783         $26,505,022         $508,273
Receivable for The Trusts shares sold.................          --              12,474               --
Receivable for policy-related transactions............          --                  --               --
                                                            ------         -----------         --------
  Total Assets........................................       5,783          26,517,496          508,273
                                                            ======         ===========         ========
LIABILITIES:
Payable for The Trusts shares purchased...............          --                  --               --
Payable for policy-related transactions...............          --              12,474               --
                                                            ------         -----------         --------
  Total Liabilities...................................          --              12,474               --
                                                            ======         ===========         ========
NET ASSETS............................................      $5,783         $26,505,022         $508,273
                                                            ======         ===========         ========
NET ASSETS:
Accumulation Units....................................       5,783          26,498,208          508,273
Retained by MONY America in Separate Account
 MLOA L...............................................          --               6,814               --
                                                            ------         -----------         --------
TOTAL NET ASSETS......................................      $5,783         $26,505,022         $508,273
                                                            ======         ===========         ========
Investments in shares of The Trusts, at cost..........      $5,499         $24,561,422         $503,196
THE TRUSTS SHARES HELD
 Class 2..............................................          --                  --               --
 Initial Class........................................         398             237,606           39,512
 Service Class........................................          --             868,907               --
 Service Class 2......................................          --               6,058              743



                                                        FIDELITY(R) VIP                     FRANKLIN RISING   FRANKLIN SMALL
                                                            MID CAP       FRANKLIN INCOME      DIVIDENDS         CAP VALUE
                                                           PORTFOLIO      SECURITIES FUND      SECURITIES       SECURITIES
                                                       ----------------- ----------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $78,087          $7,296,120         $736,919          $25,807
Receivable for The Trusts shares sold.................           --                 506              158               --
Receivable for policy-related transactions............           --                  --               --               --
                                                            -------          ----------         --------          -------
  Total Assets........................................       78,087           7,296,626          737,077           25,807
                                                            =======          ==========         ========          =======
LIABILITIES:
Payable for The Trusts shares purchased...............           --                  --               --               --
Payable for policy-related transactions...............           --                 506              158               --
                                                            -------          ----------         --------          -------
  Total Liabilities...................................           --                 506              158               --
                                                            =======          ==========         ========          =======
NET ASSETS............................................      $78,087          $7,296,120         $736,919          $25,807
                                                            =======          ==========         ========          =======
NET ASSETS:
Accumulation Units....................................       78,087           7,296,026          736,914           25,807
Retained by MONY America in Separate Account
 MLOA L...............................................           --                  94                5               --
                                                            -------          ----------         --------          -------
TOTAL NET ASSETS......................................      $78,087          $7,296,120         $736,919          $25,807
                                                            =======          ==========         ========          =======
Investments in shares of The Trusts, at cost..........      $74,620          $7,100,456         $671,813          $22,967
THE TRUSTS SHARES HELD
 Class 2..............................................           --             492,316           39,156            1,588
 Initial Class........................................           --                  --               --               --
 Service Class........................................           --                  --               --               --
 Service Class 2......................................        2,430                  --               --               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            FRANKLIN       GOLDMAN SACHS    INVESCO V.I.
                                                        STRATEGIC INCOME    VIT MID CAP      FINANCIAL
                                                         SECURITIES FUND     VALUE FUND    SERVICES FUND
                                                       ------------------ --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $85,137          $53,859         $174,716
Receivable for The Trusts shares sold.................            --               --               --
Receivable for policy-related transactions............            --               --                4
                                                             -------          -------         --------
  Total Assets........................................        85,137           53,859          174,720
                                                             =======          =======         ========
LIABILITIES:
Payable for The Trusts shares purchased...............            --               --                4
Payable for policy-related transactions...............            --               --               --
                                                             -------          -------         --------
  Total Liabilities...................................            --               --                4
                                                             =======          =======         ========
NET ASSETS............................................       $85,137          $53,859         $174,716
                                                             =======          =======         ========
NET ASSETS:
Accumulation Units....................................        85,137           53,859          174,716
Retained by MONY America in Separate Account
 MLOA L...............................................            --               --               --
                                                             -------          -------         --------
TOTAL NET ASSETS......................................       $85,137          $53,859         $174,716
                                                             =======          =======         ========
Investments in shares of The Trusts, at cost..........       $83,493          $46,391         $156,054
THE TRUSTS SHARES HELD
 Class 2..............................................         6,693               --               --
 Series I.............................................            --               --           31,088
 Series II............................................            --               --               --
 Service Shares Class.................................            --            3,814               --



                                                         INVESCO V.I.   INVESCO V.I.    INVESCO V.I.   INVESCO V.I.
                                                        GLOBAL HEALTH    GLOBAL REAL   INTERNATIONAL   MID CAP CORE
                                                          CARE FUND      ESTATE FUND    GROWTH FUND     EQUITY FUND
                                                       --------------- -------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $653,883        $79,820        $68,826         $19,280
Receivable for The Trusts shares sold.................           11             --             --              --
Receivable for policy-related transactions............           --             --             --              --
                                                           --------        -------        -------         -------
  Total Assets........................................      653,894         79,820         68,826          19,280
                                                           ========        =======        =======         =======
LIABILITIES:
Payable for The Trusts shares purchased...............           --             --             --              --
Payable for policy-related transactions...............           11             --             --              --
                                                           --------        -------        -------         -------
  Total Liabilities...................................           11             --             --              --
                                                           ========        =======        =======         =======
NET ASSETS............................................     $653,883        $79,820        $68,826         $19,280
                                                           ========        =======        =======         =======
NET ASSETS:
Accumulation Units....................................      653,883         79,820         68,826          19,280
Retained by MONY America in Separate Account
 MLOA L...............................................           --             --             --              --
                                                           --------        -------        -------         -------
TOTAL NET ASSETS......................................     $653,883        $79,820        $68,826         $19,280
                                                           ========        =======        =======         =======
Investments in shares of The Trusts, at cost..........     $622,433        $76,419        $65,756         $18,204
THE TRUSTS SHARES HELD
 Class 2..............................................           --             --             --              --
 Series I.............................................       39,131             --             --              --
 Series II............................................           --          5,997          2,428           1,570
 Service Shares Class.................................           --             --             --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                       INVESCO VAN
                                                        INVESCO V.I.   INVESCO V.I.    KAMPEN V.I.
                                                          SMALL CAP     TECHNOLOGY    GLOBAL VALUE
                                                         EQUITY FUND       FUND        EQUITY FUND
                                                       -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $11,526       $277,429       $552,883
Receivable for The Trusts shares sold.................          --             15              3
Receivable for policy-related transactions............          --             --             --
                                                           -------       --------       --------
  Total Assets........................................      11,526        277,444        552,886
                                                           =======       ========       ========
LIABILITIES:
Payable for The Trusts shares purchased...............          --             --             --
Payable for policy-related transactions...............          --             15              3
                                                           -------       --------       --------
  Total Liabilities...................................          --             15              3
                                                           =======       ========       ========
NET ASSETS............................................     $11,526       $277,429       $552,883
                                                           =======       ========       ========
NET ASSETS:
Accumulation Units....................................      11,526        277,322        552,864
Retained by MONY America in Separate Account
 MLOA L...............................................          --            107             19
                                                           -------       --------       --------
TOTAL NET ASSETS......................................     $11,526       $277,429       $552,883
                                                           =======       ========       ========
Investments in shares of The Trusts, at cost..........     $10,618       $216,218       $554,752
THE TRUSTS SHARES HELD
 Common Shares........................................          --             --             --
 Institutional Shares.................................          --             --             --
 Series I.............................................          --         17,339         70,252
 Series II............................................         708             --             --



                                                                      IVY FUNDS    IVY FUNDS     JANUS ASPEN
                                                         IVY FUNDS     VIP MID     VIP SMALL   SERIES BALANCED
                                                        VIP ENERGY   CAP GROWTH   CAP GROWTH      PORTFOLIO
                                                       ------------ ------------ ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....   $106,016     $141,124      $37,432      $8,807,191
Receivable for The Trusts shares sold.................         --           --           --           2,561
Receivable for policy-related transactions............         --           --           --              --
                                                         --------     --------      -------      ----------
  Total Assets........................................    106,016      141,124       37,432       8,809,752
                                                         ========     ========      =======      ==========
LIABILITIES:
Payable for The Trusts shares purchased...............         --           --           --              --
Payable for policy-related transactions...............         --           --           --           2,561
                                                         --------     --------      -------      ----------
  Total Liabilities...................................         --           --           --           2,561
                                                         ========     ========      =======      ==========
NET ASSETS............................................   $106,016     $141,124      $37,432      $8,807,191
                                                         ========     ========      =======      ==========
NET ASSETS:
Accumulation Units....................................    106,016      141,124       37,432       8,807,059
Retained by MONY America in Separate Account
 MLOA L...............................................         --           --           --             132
                                                         --------     --------      -------      ----------
TOTAL NET ASSETS......................................   $106,016     $141,124      $37,432      $8,807,191
                                                         ========     ========      =======      ==========
Investments in shares of The Trusts, at cost..........   $ 86,783     $130,153      $33,415      $8,194,066
THE TRUSTS SHARES HELD
 Common Shares........................................     16,579       16,240        3,555              --
 Institutional Shares.................................         --           --           --         311,208
 Series I.............................................         --           --           --              --
 Series II............................................         --           --           --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                   JANUS ASPEN
                                                               JANUS ASPEN       JANUS ASPEN     JANUS ASPEN     SERIES PERKINS
                                                            SERIES ENTERPRISE   SERIES FORTY   SERIES OVERSEAS    MID CAP VALUE
                                                                PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                           ------------------- -------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $13,556,888      $17,600,656       $9,439,548       $1,450,394
Receivable for The Trusts shares sold.....................          17,177              677            2,058               12
Receivable for policy-related transactions................              --               --               --               --
                                                               -----------      -----------       ----------       ----------
  Total Assets............................................      13,574,065       17,601,333        9,441,606        1,450,406
                                                               ===========      ===========       ==========       ==========
LIABILITIES:
Payable for The Trusts shares purchased...................              --               --               --               --
Payable for policy-related transactions...................          17,177              677            2,058               12
                                                               -----------      -----------       ----------       ----------
  Total Liabilities.......................................          17,177              677            2,058               12
                                                               ===========      ===========       ==========       ==========
NET ASSETS................................................     $13,556,888      $17,600,656       $9,439,548       $1,450,394
                                                               ===========      ===========       ==========       ==========
NET ASSETS:
Accumulation Units........................................      13,556,755       17,599,225        9,439,456        1,449,784
Retained by MONY America in Separate Account
 MLOA L...................................................             133            1,431               92              610
                                                               -----------      -----------       ----------       ----------
TOTAL NET ASSETS..........................................     $13,556,888      $17,600,656       $9,439,548       $1,450,394
                                                               ===========      ===========       ==========       ==========
Investments in shares of The Trusts, at cost..............     $10,843,268      $15,333,890       $7,729,761       $1,426,499
THE TRUSTS SHARES HELD
 Institutional Shares.....................................         350,126          427,560           58,989               --
 Service Class............................................              --               --               --               --
 Service Shares Class.....................................              --           65,825          108,349           92,147




                                                                JANUS ASPEN     LAZARD RETIREMENT
                                                             SERIES WORLDWIDE   EMERGING MARKETS   MFS(R) INTERNATIONAL
                                                                 PORTFOLIO      EQUITY PORTFOLIO     VALUE PORTFOLIO
                                                            ------------------ ------------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $11,486,802         $353,918             $168,228
Receivable for The Trusts shares sold.....................            3,410               --                   --
Receivable for policy-related transactions................               --           11,934                   --
                                                                -----------         --------             --------
  Total Assets............................................       11,490,212          365,852              168,228
                                                                ===========         ========             ========
LIABILITIES:
Payable for The Trusts shares purchased...................               --           11,934                   --
Payable for policy-related transactions...................            3,410               --                   --
                                                                -----------         --------             --------
  Total Liabilities.......................................            3,410           11,934                   --
                                                                ===========         ========             ========
NET ASSETS................................................      $11,486,802         $353,918             $168,228
                                                                ===========         ========             ========
NET ASSETS:
Accumulation Units........................................       11,485,540          353,918              168,228
Retained by MONY America in Separate Account
 MLOA L...................................................            1,262               --                   --
                                                                -----------         --------             --------
TOTAL NET ASSETS..........................................      $11,486,802         $353,918             $168,228
                                                                ===========         ========             ========
Investments in shares of The Trusts, at cost..............      $10,582,483         $343,596             $154,651
THE TRUSTS SHARES HELD
 Institutional Shares.....................................          381,241               --                   --
 Service Class............................................               --               --               10,903
 Service Shares Class.....................................               --           15,170                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        MFS(R) INVESTORS
                                                          GROWTH STOCK    MFS(R) INVESTORS   MFS(R) UTILITIES
                                                             SERIES         TRUST SERIES          SERIES
                                                       ----------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $3,417            $1,223           $1,505,680
Receivable for The Trusts shares sold.................           --                --                   26
Receivable for policy-related transactions............           --                --                   --
                                                             ------            ------           ----------
  Total Assets........................................        3,417             1,223            1,505,706
                                                             ======            ======           ==========
LIABILITIES:
Payable for The Trusts shares purchased...............           --                --                   --
Payable for policy-related transactions...............           --                --                   20
                                                             ------            ------           ----------
  Total Liabilities...................................           --                --                   20
                                                             ======            ======           ==========
NET ASSETS............................................       $3,417            $1,223           $1,505,686
                                                             ======            ======           ==========
NET ASSETS:
Accumulation Units....................................        3,417             1,223            1,505,686
Retained by MONY America in Separate Account
 MLOA L...............................................           --                --                   --
                                                             ------            ------           ----------
TOTAL NET ASSETS......................................       $3,417            $1,223           $1,505,686
                                                             ======            ======           ==========
Investments in shares of The Trusts, at cost..........       $3,143            $1,077           $1,402,960
THE TRUSTS SHARES HELD
 Class A..............................................           --                --                   --
 Class B..............................................           --                --                   --
 Initial Class........................................           --                --               59,584
 Service Class........................................          318                61                   --



                                                                                             MULTIMANAGER    MULTIMANAGER
                                                           MULTIMANAGER      MULTIMANAGER   INTERNATIONAL   LARGE CAP CORE
                                                        AGGRESSIVE EQUITY*    CORE BOND*       EQUITY*         EQUITY*
                                                       -------------------- -------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $1,447,243        $8,602,983      $1,212,982       $238,426
Receivable for The Trusts shares sold.................              --                --              --             --
Receivable for policy-related transactions............             247               442              67             10
                                                            ----------        ----------      ----------       --------
  Total Assets........................................       1,447,490         8,603,425       1,213,049        238,436
                                                            ==========        ==========      ==========       ========
LIABILITIES:
Payable for The Trusts shares purchased...............             222               442              67             10
Payable for policy-related transactions...............              --                --              --             --
                                                            ----------        ----------      ----------       --------
  Total Liabilities...................................             222               442              67             10
                                                            ==========        ==========      ==========       ========
NET ASSETS............................................      $1,447,268        $8,602,983      $1,212,982       $238,426
                                                            ==========        ==========      ==========       ========
NET ASSETS:
Accumulation Units....................................       1,447,268         8,602,936       1,212,982        238,426
Retained by MONY America in Separate Account
 MLOA L...............................................              --                47              --             --
                                                            ----------        ----------      ----------       --------
TOTAL NET ASSETS......................................      $1,447,268        $8,602,983      $1,212,982       $238,426
                                                            ==========        ==========      ==========       ========
Investments in shares of The Trusts, at cost..........      $1,149,659        $8,495,762      $1,209,291       $200,658
THE TRUSTS SHARES HELD
 Class A..............................................              --           712,413              --             --
 Class B..............................................          53,933           108,152         110,107         23,441
 Initial Class........................................              --                --              --             --
 Service Class........................................              --                --              --             --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER       MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                            LARGE CAP VALUE*   MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                           ------------------ ----------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $5,237,211          $425,826        $1,013,572         $2,307,689
Receivable for The Trusts shares sold.....................             --                --                --                 --
Receivable for policy-related transactions................             20                15                91              1,877
                                                               ----------          --------        ----------         ----------
  Total Assets............................................      5,237,231           425,841         1,013,663          2,309,566
                                                               ==========          ========        ==========         ==========
LIABILITIES:
Payable for The Trusts shares purchased...................             20                15                91              1,877
Payable for policy-related transactions...................             --                --                --                 --
                                                               ----------          --------        ----------         ----------
  Total Liabilities.......................................             20                15                91              1,877
                                                               ==========          ========        ==========         ==========
NET ASSETS................................................     $5,237,211          $425,826        $1,013,572         $2,307,689
                                                               ==========          ========        ==========         ==========
NET ASSETS:
Accumulation Units........................................      5,237,070           425,826         1,013,572          2,307,407
Retained by MONY America in Separate Account
 MLOA L...................................................            141                --                --                282
                                                               ----------          --------        ----------         ----------
TOTAL NET ASSETS..........................................     $5,237,211          $425,826        $1,013,572         $2,307,689
                                                               ==========          ========        ==========         ==========
Investments in shares of The Trusts, at cost..............     $5,399,403          $319,205        $  747,811         $2,466,352
THE TRUSTS SHARES HELD
 Class A..................................................        421,087                --                --            298,236
 Class B..................................................        114,345            47,375           102,678            297,236



                                                                MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                             SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                            ------------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $13,400,065          $491,895        $1,162,219
Receivable for The Trusts shares sold.....................               --               296                --
Receivable for policy-related transactions................              683                --               142
                                                                -----------          --------        ----------
  Total Assets............................................       13,400,748           492,191         1,162,361
                                                                ===========          ========        ==========
LIABILITIES:
Payable for The Trusts shares purchased...................              683                --               142
Payable for policy-related transactions...................               --               296                --
                                                                -----------          --------        ----------
  Total Liabilities.......................................              683               296               142
                                                                ===========          ========        ==========
NET ASSETS................................................      $13,400,065          $491,895        $1,162,219
                                                                ===========          ========        ==========
NET ASSETS:
Accumulation Units........................................       13,399,765           491,696         1,162,219
Retained by MONY America in Separate Account
 MLOA L...................................................              300               199                --
                                                                -----------          --------        ----------
TOTAL NET ASSETS..........................................      $13,400,065          $491,895        $1,162,219
                                                                ===========          ========        ==========
Investments in shares of The Trusts, at cost..............      $11,614,980          $386,536        $  914,710
THE TRUSTS SHARES HELD
 Class A..................................................               --                --                --
 Class B..................................................        1,517,966            45,568            90,736

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      PIMCO VARIABLE
                                                                                 OPPENHEIMER          INSURANCE TRUST
                                                             MUTUAL SHARES    GLOBAL SECURITIES   COMMODITYREALRETURN(R)
                                                            SECURITIES FUND        FUND/VA          STRATEGY PORTFOLIO
                                                           ----------------- ------------------- ------------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $57,632           $2,021,740             $110,921
Receivable for The Trusts shares sold.....................           --                   --                   --
Receivable for policy-related transactions................           --                  138                  900
                                                                -------           ----------             --------
  Total Assets............................................       57,632            2,021,878              111,821
                                                                =======           ==========             ========
LIABILITIES:
Payable for The Trusts shares purchased...................           --                  136                  900
Payable for policy-related transactions...................           --                   --                   --
                                                                -------           ----------             --------
  Total Liabilities.......................................           --                  136                  900
                                                                =======           ==========             ========
NET ASSETS................................................      $57,632           $2,021,742             $110,921
                                                                =======           ==========             ========
NET ASSETS:
Accumulation Units........................................       57,632            2,021,742              110,921
Retained by MONY America in Separate Account
 MLOA L...................................................           --                   --                   --
                                                                -------           ----------             --------
TOTAL NET ASSETS..........................................      $57,632           $2,021,742             $110,921
                                                                =======           ==========             ========
Investments in shares of The Trusts, at cost..............      $55,900           $1,783,644             $102,462
THE TRUSTS SHARES HELD
 Administrative Class.....................................           --                   --                   --
 Advisor Class............................................           --                   --               12,243
 Class II.................................................           --                   --                   --
 Class 2..................................................        3,613                   --                   --
 Service Class............................................           --               67,302                   --



                                                             PIMCO VARIABLE
                                                            INSURANCE TRUST    PIMCO VARIABLE   PIMCO VARIABLE
                                                              GLOBAL BOND     INSURANCE TRUST   INSURANCE TRUST
                                                               PORTFOLIO        REAL RETURN      TOTAL RETURN    T. ROWE PRICE
                                                               (UNHEDGED)        PORTFOLIO         PORTFOLIO     EQUITY INCOME
                                                           ----------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $3,590,100         $266,099         $952,541         $16,209
Receivable for The Trusts shares sold.....................            287               --               --              --
Receivable for policy-related transactions................             --               80            3,950              --
                                                               ----------         --------         --------         -------
  Total Assets............................................      3,590,387          266,179          956,491          16,209
                                                               ==========         ========         ========         =======
LIABILITIES:
Payable for The Trusts shares purchased...................             --               79            3,938              --
Payable for policy-related transactions...................            287               --               --              --
                                                               ----------         --------         --------         -------
  Total Liabilities.......................................            287               79            3,938              --
                                                               ==========         ========         ========         =======
NET ASSETS................................................     $3,590,100         $266,100         $952,553         $16,209
                                                               ==========         ========         ========         =======
NET ASSETS:
Accumulation Units........................................      3,588,953          266,100          952,553          16,209
Retained by MONY America in Separate Account
 MLOA L...................................................          1,147               --               --              --
                                                               ----------         --------         --------         -------
TOTAL NET ASSETS..........................................     $3,590,100         $266,100         $952,553         $16,209
                                                               ==========         ========         ========         =======
Investments in shares of The Trusts, at cost..............     $3,440,032         $273,389         $988,675         $14,933
THE TRUSTS SHARES HELD
 Administrative Class.....................................        266,130               --               --              --
 Advisor Class............................................             --           20,251           85,969              --
 Class II.................................................             --               --               --             815
 Class 2..................................................             --               --               --              --
 Service Class............................................             --               --               --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                             TEMPLETON          TEMPLETON         TEMPLETON
                                                        DEVELOPING MARKETS     GLOBAL BOND          GROWTH
                                                          SECURITIES FUND    SECURITIES FUND   SECURITIES FUND
                                                       -------------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $169,428            $420,246          $12,727
Receivable for The Trusts shares sold.................             --                  --               --
Receivable for policy-related transactions............             --                  82                1
                                                             --------            --------          -------
  Total Assets........................................        169,428             420,328           12,728
                                                             ========            ========          =======
LIABILITIES:
Payable for The Trusts shares purchased...............             --                  79               --
Payable for policy-related transactions...............             --                  --               --
                                                             --------            --------          -------
  Total Liabilities...................................             --                  79               --
                                                             ========            ========          =======
NET ASSETS............................................       $169,428            $420,249          $12,728
                                                             ========            ========          =======
NET ASSETS:
Accumulation Units....................................        169,428             420,249           12,728
Retained by MONY America in Separate Account
 MLOA L...............................................             --                  --               --
                                                             --------            --------          -------
TOTAL NET ASSETS......................................       $169,428            $420,249          $12,728
                                                             ========            ========          =======
Investments in shares of The Trusts, at cost..........       $153,819            $416,795          $12,724
THE TRUSTS SHARES HELD
 Class S..............................................             --                  --               --
 Class I..............................................             --                  --               --
 Class 2..............................................         14,994              21,562            1,156
 Initial Class........................................             --                  --               --



                                                        UIF EMERGING    VAN ECK VIP   VAN ECK VIP   VAN ECK VIP
                                                        MARKETS DEBT     EMERGING     GLOBAL BOND   GLOBAL HARD
                                                          PORTFOLIO    MARKETS FUND       FUND      ASSETS FUND
                                                       -------------- -------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $160,519      $2,151,749      $250,347      $666,576
Receivable for The Trusts shares sold.................          --              --            26            --
Receivable for policy-related transactions............          --               9            --            75
                                                          --------      ----------      --------      --------
  Total Assets........................................     160,519       2,151,758       250,373       666,651
                                                          ========      ==========      ========      ========
LIABILITIES:
Payable for The Trusts shares purchased...............          --               8            --            75
Payable for policy-related transactions...............          --              --            26            --
                                                          --------      ----------      --------      --------
  Total Liabilities...................................          --               8            26            75
                                                          ========      ==========      ========      ========
NET ASSETS............................................    $160,519      $2,151,750      $250,347      $666,576
                                                          ========      ==========      ========      ========
NET ASSETS:
Accumulation Units....................................     160,509       2,151,750       250,347       666,570
Retained by MONY America in Separate Account
 MLOA L...............................................          10              --            --             6
                                                          --------      ----------      --------      --------
TOTAL NET ASSETS......................................    $160,519      $2,151,750      $250,347      $666,576
                                                          ========      ==========      ========      ========
Investments in shares of The Trusts, at cost..........    $150,163      $1,421,439      $242,182      $530,547
THE TRUSTS SHARES HELD
 Class S..............................................          --              --            --         4,635
 Class I..............................................      19,720              --            --            --
 Class 2..............................................          --              --            --            --
 Initial Class........................................          --         152,175        20,810        13,149

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.



                                                 CONTRACT                                    UNITS
                                                CHARGES**    SHARE CLASS*    UNIT VALUE   OUTSTANDING
FUNDS                                          ----------- ---------------- ------------ ------------
ALL ASSET ALLOCATION........................       0.00%           B         $  14.03         9,000
ALL ASSET ALLOCATION........................       0.00%           B         $ 108.07           766
ALL ASSET ALLOCATION........................       0.35%           B         $  11.98       150,535
ALL ASSET ALLOCATION........................       0.35%           B         $  12.14       973,152
ALL ASSET ALLOCATION........................       0.35%           B         $  12.65         6,914
ALL ASSET ALLOCATION........................       0.35%           B         $  13.15       201,632
ALL ASSET ALLOCATION........................       0.75%           B         $  24.78     2,184,150

AMERICAN CENTURY VP MID CAP VALUE...........       0.00%       Class II      $ 106.72           236

AXA AGGRESSIVE ALLOCATION...................       0.00%           A         $   8.91            92
AXA AGGRESSIVE ALLOCATION...................       0.00%           B         $ 144.93       116,725
AXA AGGRESSIVE ALLOCATION...................       0.35%           B         $   8.72        61,890
AXA AGGRESSIVE ALLOCATION...................       0.75%           B         $   8.59        12,557

AXA BALANCED STRATEGY.......................       0.00%           B         $ 111.97        22,865

AXA CONSERVATIVE ALLOCATION.................       0.00%           A         $  11.02        11,653
AXA CONSERVATIVE ALLOCATION.................       0.00%           B         $ 131.35        14,577
AXA CONSERVATIVE ALLOCATION.................       0.35%           B         $  10.79        15,351
AXA CONSERVATIVE ALLOCATION.................       0.75%           B         $  10.64        26,530

AXA CONSERVATIVE GROWTH STRATEGY............       0.00%           B         $ 110.78         7,113

AXA CONSERVATIVE-PLUS ALLOCATION............       0.00%           A         $  10.44         1,271
AXA CONSERVATIVE-PLUS ALLOCATION............       0.00%           B         $ 134.11        31,388
AXA CONSERVATIVE-PLUS ALLOCATION............       0.35%           B         $  10.21        56,253
AXA CONSERVATIVE-PLUS ALLOCATION............       0.75%           B         $  10.07        48,504

AXA CONSERVATIVE STRATEGY...................       0.00%           B         $ 108.15         4,981

AXA GROWTH STRATEGY.........................       0.00%           B         $ 114.36        22,660

AXA MODERATE ALLOCATION.....................       0.00%           A         $  10.08           310
AXA MODERATE ALLOCATION.....................       0.00%           B         $ 141.78       175,143
AXA MODERATE ALLOCATION.....................       0.35%           B         $   9.86       243,152
AXA MODERATE ALLOCATION.....................       0.75%           B         $   9.72        66,097

AXA MODERATE GROWTH STRATEGY................       0.00%           B         $ 113.12        65,733

AXA MODERATE-PLUS ALLOCATION................       0.00%           A         $   9.56         5,866
AXA MODERATE-PLUS ALLOCATION................       0.00%           B         $ 145.92       365,052
AXA MODERATE-PLUS ALLOCATION................       0.35%           B         $   9.36       311,136
AXA MODERATE-PLUS ALLOCATION................       0.75%           B         $   9.22       133,424

AXA TACTICAL MANAGER 400....................       0.00%           B         $ 106.93           565

AXA TACTICAL MANAGER 500....................       0.00%           B         $ 104.00           303

AXA TACTICAL MANAGER 2000...................       0.00%           B         $ 105.76           267

AXA TACTICAL MANAGER INTERNATIONAL..........       0.00%           B         $ 105.04             -
AXA TACTICAL MANAGER INTERNATIONAL..........       0.00%           B         $ 105.04           310

DREYFUS STOCK INDEX FUND, INC...............       0.00%    Initial Shares   $  16.46       630,097
DREYFUS STOCK INDEX FUND, INC...............       0.35%    Initial Shares   $  10.52        87,943
DREYFUS STOCK INDEX FUND, INC...............       0.35%    Initial Shares   $  10.58       968,665
DREYFUS STOCK INDEX FUND, INC...............       0.75%    Initial Shares   $   9.40       289,829

EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........       0.00%           A         $  11.12        62,083
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........       0.00%           B         $ 112.82        21,417
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.00%           A         $  15.17         2,973
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.35%           A         $  13.76         4,132
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.35%           A         $  13.79        40,240

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT                                  UNITS
                                                CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
FUNDS                                          ----------- -------------- ------------ ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.00%         B          $ 205.77        6,723

EQ/BLACKROCK BASIC VALUE EQUITY.............       0.00%         B          $ 258.94        9,567
EQ/BLACKROCK BASIC VALUE EQUITY.............       0.35%         B          $  14.01       58,213

EQ/BLACKROCK INTERNATIONAL VALUE............       0.00%         A          $  15.68      227,362
EQ/BLACKROCK INTERNATIONAL VALUE............       0.00%         B          $ 148.80       13,134

EQ/BOSTON ADVISORS EQUITY INCOME............       0.00%         A          $  16.93      506,010
EQ/BOSTON ADVISORS EQUITY INCOME............       0.60%         A          $  10.43       39,889
EQ/BOSTON ADVISORS EQUITY INCOME............       0.00%         B          $ 119.67        4,518
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  13.58        2,494
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  13.73       38,433
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  14.02      270,826
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  14.25      112,676
EQ/BOSTON ADVISORS EQUITY INCOME............       0.75%         B          $  12.01       98,093

EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.00%         A          $   8.12          420
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.35%         A          $   6.93        9,987
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.35%         A          $   7.19      127,037
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.75%         A          $   7.82       19,080
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.00%         B          $  90.37          374
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.35%         B          $   9.76       22,101

EQ/CAPITAL GUARDIAN GROWTH..................       0.00%         A          $  12.00       18,044
EQ/CAPITAL GUARDIAN GROWTH..................       0.00%         B          $  78.84        4,280

EQ/CAPITAL GUARDIAN RESEARCH................       0.00%         A          $   9.62        6,407
EQ/CAPITAL GUARDIAN RESEARCH................       0.35%         A          $   9.31      127,282
EQ/CAPITAL GUARDIAN RESEARCH................       0.35%         A          $   9.49       17,006
EQ/CAPITAL GUARDIAN RESEARCH................       0.35%         A          $  13.94       54,588
EQ/CAPITAL GUARDIAN RESEARCH................       0.60%         A          $  10.67      118,985
EQ/CAPITAL GUARDIAN RESEARCH................       0.75%         A          $  11.54       12,424
EQ/CAPITAL GUARDIAN RESEARCH................       0.00%         B          $ 136.67        1,392

EQ/COMMON STOCK INDEX.......................       0.00%         A          $  15.12        2,006
EQ/COMMON STOCK INDEX.......................       0.00%         B          $  96.85       37,159

EQ/CORE BOND INDEX..........................       0.00%         A          $  14.14    1,204,891
EQ/CORE BOND INDEX..........................       0.35%         A          $  13.72       69,350
EQ/CORE BOND INDEX..........................       0.35%         A          $  13.93      502,278
EQ/CORE BOND INDEX..........................       0.35%         A          $  14.29       17,209
EQ/CORE BOND INDEX..........................       0.35%         A          $  14.36      421,479
EQ/CORE BOND INDEX..........................       0.60%         A          $  10.66       11,234
EQ/CORE BOND INDEX..........................       0.75%         A          $  10.64      300,660
EQ/CORE BOND INDEX..........................       0.00%         B          $ 126.76       16,433

EQ/EQUITY 500 INDEX.........................       0.00%         B          $ 105.01       34,731

EQ/EQUITY GROWTH PLUS.......................       0.00%         B          $ 165.32       14,433
EQ/EQUITY GROWTH PLUS.......................       0.35%         B          $  11.44      554,373
EQ/EQUITY GROWTH PLUS.......................       0.75%         B          $  11.20      171,572

EQ/GAMCO MERGERS & ACQUISITIONS.............       0.00%         B          $ 135.51        4,482

EQ/GAMCO SMALL COMPANY VALUE................       0.00%         B          $  43.94       34,702
EQ/GAMCO SMALL COMPANY VALUE................       0.00%         B          $ 200.19       21,845
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  25.92       16,374
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  26.95      369,517
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  33.76       50,546
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  35.75      608,963
EQ/GAMCO SMALL COMPANY VALUE................       0.75%         B          $  64.41      577,626

EQ/GLOBAL BOND PLUS.........................       0.00%         B          $ 127.62        8,198

EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.35%         A          $  27.99        4,860

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT                                  UNITS
                                                CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
FUNDS                                          ----------- -------------- ------------ ------------
EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.35%         A          $  29.73        31,992
EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.00%         B          $ 216.87           924
EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.00%         B          $ 216.87        20,341

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.00%         A          $  16.94       531,448
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  13.07       174,794
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  13.08         7,242
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  15.32       170,999
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  15.38        16,368
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.75%         A          $  18.21        98,887
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.00%         B          $ 115.59         4,120

EQ/INTERNATIONAL CORE PLUS..................       0.00%         B          $ 139.91         5,571

EQ/INTERNATIONAL GROWTH.....................       0.00%         B          $  15.29         4,155
EQ/INTERNATIONAL GROWTH.....................       0.00%         B          $ 159.59         8,402
EQ/INTERNATIONAL GROWTH.....................       0.35%         B          $  13.69        64,172
EQ/INTERNATIONAL GROWTH.....................       0.35%         B          $  14.57       365,478
EQ/INTERNATIONAL GROWTH.....................       0.75%         B          $  21.43       446,101

EQ/JPMORGAN VALUE OPPORTUNITIES.............       0.00%         A          $   8.22         1,350
EQ/JPMORGAN VALUE OPPORTUNITIES.............       0.00%         B          $ 162.02         2,701

EQ/LARGE CAP CORE PLUS......................       0.00%         B          $ 105.47         2,985

EQ/LARGE CAP GROWTH INDEX...................       0.00%         B          $  89.44         9,839

EQ/LARGE CAP GROWTH PLUS....................       0.00%         B          $ 189.68         3,091

EQ/LARGE CAP VALUE INDEX....................       0.00%         B          $  63.43         5,201

EQ/LARGE CAP VALUE PLUS.....................       0.00%         A          $  14.25       307,107
EQ/LARGE CAP VALUE PLUS.....................       0.35%         A          $   9.82         4,525
EQ/LARGE CAP VALUE PLUS.....................       0.35%         A          $  10.10        85,946
EQ/LARGE CAP VALUE PLUS.....................       0.00%         B          $ 115.48        22,183

EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  12.80         9,474
EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  13.53       138,859
EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  13.60       303,750
EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  13.61         8,163
EQ/LORD ABBETT GROWTH AND INCOME............       0.00%         B          $ 114.16         3,868

EQ/LORD ABBETT LARGE CAP CORE...............       0.00%         B          $ 131.24         3,396

EQ/MID CAP INDEX............................       0.35%         A          $  14.81         4,258
EQ/MID CAP INDEX............................       0.35%         A          $  15.48       170,925
EQ/MID CAP INDEX............................       0.00%         B          $ 131.57        14,718

EQ/MID CAP VALUE PLUS.......................       0.00%         A          $  13.83       115,014
EQ/MID CAP VALUE PLUS.......................       0.35%         A          $  13.76       758,163
EQ/MID CAP VALUE PLUS.......................       0.00%         B          $ 198.04         9,438

EQ/MONEY MARKET.............................       0.00%         A          $  11.43       213,437
EQ/MONEY MARKET.............................       0.35%         A          $  11.21       461,621
EQ/MONEY MARKET.............................       0.35%         A          $  11.21       409,552
EQ/MONEY MARKET.............................       0.60%         A          $  11.07        20,577
EQ/MONEY MARKET.............................       0.75%         A          $  10.98       196,986
EQ/MONEY MARKET.............................       0.00%         B          $ 131.49        31,006
EQ/MONEY MARKET.............................       0.25%         B          $ 131.49           219

EQ/MONTAG & CALDWELL GROWTH.................       0.00%         B          $  10.06       277,416
EQ/MONTAG & CALDWELL GROWTH.................       0.00%         B          $ 135.96         4,978
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  11.72       309,703
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  12.05     2,640,109
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  12.07        24,324
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  12.33       576,800
EQ/MONTAG & CALDWELL GROWTH.................       0.75%         B          $   9.33       296,423

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                      CONTRACT                                     UNITS
                                                     CHARGES**     SHARE CLASS*    UNIT VALUE   OUTSTANDING
FUNDS                                               ----------- ----------------- ------------ ------------
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.00%            A          $  22.36        57,834
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  13.41        19,766
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  13.51       392,176
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  21.00       106,232
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  21.70        11,454
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.00%            B          $ 182.78         9,117

EQ/PIMCO ULTRA SHORT BOND........................       0.00%            A          $  13.77       109,659
EQ/PIMCO ULTRA SHORT BOND........................       0.00%            B          $ 117.24        15,793
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.41        10,947
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.44        60,326
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.45         2,561
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.53       127,672

EQ/QUALITY BOND PLUS.............................       0.00%            A          $  10.78        12,125
EQ/QUALITY BOND PLUS.............................       0.00%            B          $ 161.43         6,264
EQ/QUALITY BOND PLUS.............................       0.35%            B          $  17.69        21,250
EQ/QUALITY BOND PLUS.............................       0.35%            B          $  17.78       201,487
EQ/QUALITY BOND PLUS.............................       0.75%            B          $  24.43       184,609

EQ/SMALL COMPANY INDEX...........................       0.00%            A          $   9.88       512,955
EQ/SMALL COMPANY INDEX...........................       0.35%            A          $  18.11        53,648
EQ/SMALL COMPANY INDEX...........................       0.00%            B          $ 178.81         8,334

EQ/T. ROWE PRICE GROWTH STOCK....................       0.00%            B          $  13.33       192,017
EQ/T. ROWE PRICE GROWTH STOCK....................       0.00%            B          $ 114.56         6,142
EQ/T. ROWE PRICE GROWTH STOCK....................       0.35%            B          $  10.76        95,629
EQ/T. ROWE PRICE GROWTH STOCK....................       0.35%            B          $  10.87       926,064
EQ/T. ROWE PRICE GROWTH STOCK....................       0.75%            B          $  22.40     1,081,405

EQ/UBS GROWTH & INCOME...........................       0.00%            B          $ 123.85         2,855
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.03         4,789
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.26       108,525
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.45       785,128
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.73       170,375
EQ/UBS GROWTH & INCOME...........................       0.75%            B          $   9.75       183,459

EQ/VAN KAMPEN COMSTOCK...........................       0.00%            B          $ 110.93         5,235

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH............       0.00%            B          $ 128.76         8,082

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO..........       0.00%      Initial Class    $  14.45           400

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.00%      Service Class 2  $ 106.76         1,333
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.00%      Initial Class    $  16.42       345,547
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.35%      Service Class    $  15.62        63,234
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.35%      Service Class    $  16.80       825,466
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.75%      Service Class    $  14.37       405,619

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO........       0.00%      Service Class 2  $ 104.61            88
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO........       0.00%      Initial Class    $  11.20        44,555

FIDELITY(R) VIP MID CAP PORTFOLIO................       0.00%      Service Class 2  $ 113.34           689

FRANKLIN INCOME SECURITIES FUND..................       0.00%         Class 2       $  10.74        52,314
FRANKLIN INCOME SECURITIES FUND..................       0.35%         Class 2       $  10.62        21,912
FRANKLIN INCOME SECURITIES FUND..................       0.35%         Class 2       $  16.75       388,065

FRANKLIN RISING DIVIDENDS SECURITIES.............       0.00%         Class 2       $ 108.47         1,180
FRANKLIN RISING DIVIDENDS SECURITIES.............       0.35%         Class 2       $  14.95        40,740

FRANKLIN SMALL CAP VALUE SECURITIES..............       0.00%         Class 2       $ 106.81           242

FRANKLIN STRATEGIC INCOME SECURITIES FUND........       0.00%         Class 2       $ 105.24           809

GOLDMAN SACHS VIT MID CAP VALUE FUND.............       0.00%      Service Shares   $ 108.47           497

INVESCO V.I. FINANCIAL SERVICES FUND.............       0.00%         Series I      $   6.65            63

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                CONTRACT                                          UNITS
                                                               CHARGES**       SHARE CLASS*       UNIT VALUE   OUTSTANDING
FUNDS                                                         ----------- ---------------------- ------------ ------------
INVESCO V.I. FINANCIAL SERVICES FUND.......................       0.35%         Series I          $   6.54        26,339
INVESCO V.I. FINANCIAL SERVICES FUND.......................       0.35%         Series I          $   6.75           313

INVESCO V.I. GLOBAL HEALTH CARE FUND.......................       0.00%         Series I          $  14.30         8,583
INVESCO V.I. GLOBAL HEALTH CARE FUND.......................       0.35%         Series I          $  13.27        39,901
INVESCO V.I. GLOBAL HEALTH CARE FUND.......................       0.35%         Series I          $  13.44           138

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................       0.00%         Series II         $ 111.53           716

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................       0.00%         Series II         $ 110.41           623

INVESCO V.I. MID CAP CORE EQUITY FUND......................       0.00%         Series II         $ 105.14           183

INVESCO V.I. SMALL CAP EQUITY FUND.........................       0.00%         Series II         $ 109.49           105

INVESCO V.I. TECHNOLOGY FUND...............................       0.00%         Series I          $  14.75         2,861
INVESCO V.I. TECHNOLOGY FUND...............................       0.35%         Series I          $  11.13        20,083
INVESCO V.I. TECHNOLOGY FUND...............................       0.35%         Series I          $  12.86           902

INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...........       0.00%         Series I          $  12.20         4,867
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...........       0.35%         Series I          $  12.73        37,300
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...........       0.35%         Series I          $  14.52         1,288

IVY FUNDS VIP ENERGY.......................................       0.00%      Common Shares        $ 114.48           926

IVY FUNDS VIP MID CAP GROWTH...............................       0.00%      Common Shares        $ 115.78         1,219

IVY FUNDS VIP SMALL CAP GROWTH.............................       0.00%      Common Shares        $ 113.53           330

JANUS ASPEN SERIES BALANCED PORTFOLIO......................       0.35%   Institutional Shares    $  16.45        67,665
JANUS ASPEN SERIES BALANCED PORTFOLIO......................       0.35%   Institutional Shares    $  16.75       377,105
JANUS ASPEN SERIES BALANCED PORTFOLIO......................       0.75%   Institutional Shares    $  15.96        86,281

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.00%   Institutional Shares    $   8.74       213,489
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.35%   Institutional Shares    $   8.62        77,337
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.35%   Institutional Shares    $  10.40       921,815
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.75%   Institutional Shares    $  13.79       104,158

JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.00%   Institutional Shares    $  11.27       469,166
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%   Institutional Shares    $  13.64        57,425
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%   Institutional Shares    $  14.40       407,559
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.75%   Institutional Shares    $  10.51       317,765
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%      Service Shares       $  17.72       120,991
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%      Service Shares       $  17.86         9,863

JANUS ASPEN SERIES OVERSEAS PORTFOLIO......................       0.00%   Institutional Shares    $  25.20       133,645
JANUS ASPEN SERIES OVERSEAS PORTFOLIO......................       0.35%      Service Shares       $  32.85        12,352
JANUS ASPEN SERIES OVERSEAS PORTFOLIO......................       0.35%      Service Shares       $  32.94       172,016

JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO.........       0.00%      Service Shares       $  17.70        81,923

JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.00%   Institutional Shares    $   8.83        53,008
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.35%   Institutional Shares    $   8.52        58,173
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.35%   Institutional Shares    $   9.67       781,819
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.75%   Institutional Shares    $   6.77       436,587

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       0.00%      Service Shares       $ 114.04         3,104

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       0.00%      Service Class        $ 106.86         1,574

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       0.00%      Service Class        $ 105.80            32

MFS(R) INVESTORS TRUST SERIES..............................       0.00%      Service Class        $ 102.73            12

MFS(R) UTILITIES SERIES....................................       0.00%      Initial Class        $  29.93         7,266
MFS(R) UTILITIES SERIES....................................       0.35%      Initial Class        $  26.62         3,148
MFS(R) UTILITIES SERIES....................................       0.35%      Initial Class        $  27.78        43,356

MULTIMANAGER AGGRESSIVE EQUITY.............................       0.00%            B              $  87.39        16,560

MULTIMANAGER CORE BOND.....................................       0.00%            A              $  12.18       613,009
MULTIMANAGER CORE BOND.....................................       0.00%            B              $ 154.18         7,364

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                  CONTRACT                                           UNITS
                                                                 CHARGES**       SHARE CLASS*        UNIT VALUE   OUTSTANDING
FUNDS                                                           ----------- ----------------------  ------------ ------------
MULTIMANAGER INTERNATIONAL EQUITY............................       0.00%             B              $ 193.73        6,261

MULTIMANAGER LARGE CAP CORE EQUITY...........................       0.00%             B              $ 153.99        1,548

MULTIMANAGER LARGE CAP VALUE.................................       0.00%             A              $   8.26      498,517
MULTIMANAGER LARGE CAP VALUE.................................       0.00%             B              $ 168.15        6,652

MULTIMANAGER MID CAP GROWTH..................................       0.00%             B              $ 205.79        2,069

MULTIMANAGER MID CAP VALUE...................................       0.00%             B              $ 172.21        5,886

MULTIMANAGER MULTI-SECTOR BOND...............................       0.35%             A              $  13.16        1,103
MULTIMANAGER MULTI-SECTOR BOND...............................       0.35%             A              $  13.72       83,367
MULTIMANAGER MULTI-SECTOR BOND...............................       0.00%             B              $ 123.50        9,302

MULTIMANAGER SMALL CAP GROWTH................................       0.00%             B              $  13.62       68,246
MULTIMANAGER SMALL CAP GROWTH................................       0.00%             B              $ 140.33        5,014
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  13.10        1,500
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  13.17      224,978
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  18.92       44,053
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  19.45      366,880
MULTIMANAGER SMALL CAP GROWTH................................       0.75%             B              $  12.18       67,103

MULTIMANAGER SMALL CAP VALUE.................................       0.00%             B              $ 202.76        2,425

MULTIMANAGER TECHNOLOGY......................................       0.00%             B              $ 214.70        5,413

MUTUAL SHARES SECURITIES FUND................................       0.00%          Class 2           $ 103.00          560

OPPENHEIMER GLOBAL SECURITIES FUND/VA........................       0.35%        Service Class       $  20.14      100,409

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       0.00%        Advisor Class       $ 124.21          893

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  18.69        7,305
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  19.71       61,971
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  20.44      103,532
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  20.52        5,584

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       0.00%         Advisor Class      $ 105.13        2,531

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       0.00%         Advisor Class      $ 104.64        9,104

T. ROWE PRICE EQUITY INCOME..................................       0.00%           Class II         $ 102.60          158

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       0.00%           Class 2          $ 113.63        1,491

TEMPLETON GLOBAL BOND SECURITIES FUND........................       0.00%           Class 2          $ 105.16        3,996

TEMPLETON GROWTH SECURITIES FUND.............................       0.00%           Class 2          $ 104.38          122

UIF EMERGING MARKETS DEBT PORTFOLIO..........................       0.00%           Class I          $  23.37        6,870

VAN ECK VIP EMERGING MARKETS FUND............................       0.00%         Initial Class      $  24.11       89,235

VAN ECK VIP GLOBAL BOND FUND.................................       0.00%         Initial Class      $  20.52       12,198

VAN ECK VIP GLOBAL HARD ASSETS FUND..........................       0.00%           Class S          $ 117.15        1,462
VAN ECK VIP GLOBAL HARD ASSETS FUND..........................       0.00%         Initial Class      $  52.47        9,439

----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 4 of these financial statements.
** Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       AMERICAN
                                                       ALL ASSET    CENTURY VP MID   AXA AGGRESSIVE
                                                      ALLOCATION*    CAP VALUE(1)      ALLOCATION*
                                                     ------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $  963,552        $  185         $  251,826
 Expenses:
  Less: Asset-based charges.........................     441,227            --              2,424
                                                      ----------        ------         ----------
NET INVESTMENT INCOME (LOSS)........................     522,325           185            249,402
                                                      ----------        ------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (790,947)           22           (360,927)
  Realized gain distribution from The Trusts........   1,776,148            --            373,725
                                                      ----------        ------         ----------
 Net realized gain (loss)...........................     985,201            22             12,798
                                                      ----------        ------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   7,459,582         1,594          1,710,636
                                                      ----------        ------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   8,444,783         1,616          1,723,434
                                                      ----------        ------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $8,967,108        $1,801         $1,972,836
                                                      ==========        ======         ==========



                                                      AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-
                                                        STRATEGY*       ALLOCATION*     GROWTH STRATEGY*   PLUS ALLOCATION*
                                                     -------------- ------------------ ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $ 27,310        $  52,373            $ 8,117          $ 101,445
 Expenses:
  Less: Asset-based charges.........................          --            2,765                 --              4,258
                                                        --------        ---------            -------          ---------
NET INVESTMENT INCOME (LOSS)........................      27,310           49,608              8,117             97,187
                                                        --------        ---------            -------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       5,208           54,664              3,388            (53,234)
  Realized gain distribution from The Trusts........      11,068          102,155              3,358            152,239
                                                        --------        ---------            -------          ---------
 Net realized gain (loss)...........................      16,276          156,819              6,746             99,005
                                                        --------        ---------            -------          ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,503          (66,203)            24,206            205,590
                                                        --------        ---------            -------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     134,779           90,616             30,952            304,595
                                                        --------        ---------            -------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $162,089        $ 140,224            $39,069          $ 401,782
                                                        ========        =========            =======          =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA CONSERVATIVE  AXA GROWTH   AXA MODERATE
                                                         STRATEGY*       STRATEGY*    ALLOCATION*
                                                     ----------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  6,350        $ 26,600     $  558,796
 Expenses:
  Less: Asset-based charges.........................           --              --         12,196
                                                         --------        --------     ----------
NET INVESTMENT INCOME (LOSS)........................        6,350          26,600        546,600
                                                         --------        --------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        7,333           1,706       (363,207)
  Realized gain distribution from The Trusts........        1,965          14,514        640,589
                                                         --------        --------     ----------
 Net realized gain (loss)...........................        9,298          16,220        277,382
                                                         --------        --------     ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (5,333)        171,216      1,554,611
                                                         --------        --------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        3,965         187,436      1,831,993
                                                         --------        --------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 10,315        $214,036     $2,378,593
                                                         ========        ========     ==========



                                                        AXA MODERATE       AXA MODERATE-      AXA TACTICAL     AXA TACTICAL
                                                      GROWTH STRATEGY*   PLUS ALLOCATION*   MANAGER 400*(1)   MANAGER 500*(1)
                                                     ------------------ ------------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $ 78,582          $  931,819           $   --           $   78
 Expenses:
  Less: Asset-based charges.........................            --              17,045               --               --
                                                          --------          ----------           ------           ------
NET INVESTMENT INCOME (LOSS)........................        78,582             914,774               --               78
                                                          --------          ----------           ------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         6,108            (693,235)              26               94
  Realized gain distribution from The Trusts........        31,859           1,458,509            1,149              470
                                                          --------          ----------           ------           ------
 Net realized gain (loss)...........................        37,967             765,274            1,175              564
                                                          --------          ----------           ------           ------
 Change in unrealized appreciation
  (depreciation) of investments.....................       440,131           4,154,187            1,024            1,031
                                                          --------          ----------           ------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       478,098           4,919,461            2,199            1,595
                                                          --------          ----------           ------           ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $556,680          $5,834,235           $2,199           $1,673
                                                          ========          ==========           ======           ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                            AXA TACTICAL
                                                        AXA TACTICAL          MANAGER          DREYFUS STOCK
                                                      MANAGER 2000*(1)   INTERNATIONAL*(1)   INDEX FUND, INC.
                                                     ------------------ ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................       $    8               $181          $     457,616
 Expenses:
  Less: Asset-based charges.........................           --                 --                 56,000
                                                           ------               ----          -------------
NET INVESTMENT INCOME (LOSS)........................            8                181                401,616
                                                           ------               ----          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            5                 34             (3,358,279)
  Realized gain distribution from The Trusts........          746                  4                     --
                                                           ------               ----          -------------
 Net realized gain (loss)...........................          751                 38             (3,358,279)
                                                           ------               ----          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        1,010                729              6,147,954
                                                           ------               ----          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        1,761                767              2,789,675
                                                           ------               ----          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $1,769               $948          $   3,191,291
                                                           ======               ====          =============



                                                                                                    EQ/BLACKROCK   EQ/BLACKROCK
                                                      EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN    BASIC VALUE   INTERNATIONAL
                                                         INTERNATIONAL*        SMALL CAP GROWTH*       EQUITY*        VALUE*
                                                     ---------------------- ---------------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $    68,811             $     299         $    38,615    $    47,818
 Expenses:
  Less: Asset-based charges.........................               --                 1,854               2,752             --
                                                          -----------             ---------         -----------    -----------
NET INVESTMENT INCOME (LOSS)........................           68,811                (1,555)             35,863         47,818
                                                          -----------             ---------         -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         (445,463)              (47,187)           (126,233)      (143,947)
  Realized gain distribution from The Trusts........               --                    --                  --             --
                                                          -----------             ---------         -----------    -----------
 Net realized gain (loss)...........................         (445,463)              (47,187)           (126,233)      (143,947)
                                                          -----------             ---------         -----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................          522,886               526,780             466,038        455,063
                                                          -----------             ---------         -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           77,423               479,593             339,805        311,116
                                                          -----------             ---------         -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $   146,234             $ 478,038         $   375,668    $   358,934
                                                          ===========             =========         ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                            EQ/CALVERT    EQ/CAPITAL
                                                      EQ/BOSTON ADVISORS     SOCIALLY      GUARDIAN
                                                        EQUITY INCOME*     RESPONSIBLE*     GROWTH*
                                                     -------------------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $     388,698       $     615     $    2,574
 Expenses:
  Less: Asset-based charges.........................           31,697           4,930             --
                                                        -------------       ---------     ----------
NET INVESTMENT INCOME (LOSS)........................          357,001          (4,315)         2,574
                                                        -------------       ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (1,026,217)        (65,336)       (10,946)
  Realized gain distribution from The Trusts........               --              --             --
                                                        -------------       ---------     ----------
 Net realized gain (loss)...........................       (1,026,217)        (65,336)       (10,946)
                                                        -------------       ---------     ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        3,001,401         229,250         71,837
                                                        -------------       ---------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        1,975,184         163,914         60,891
                                                        -------------       ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   2,332,185       $ 159,599     $   63,465
                                                        =============       =========     ==========



                                                       EQ/CAPITAL
                                                        GUARDIAN      EQ/COMMON    EQ/CORE BOND   EQ/EQUITY 500
                                                       RESEARCH*    STOCK INDEX*      INDEX*         INDEX*
                                                     ------------- -------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $    36,479    $  42,173      $  898,142    $    46,981
 Expenses:
  Less: Asset-based charges.........................       15,421           --          78,054             --
                                                      -----------    ---------      ----------    -----------
NET INVESTMENT INCOME (LOSS)........................       21,058       42,173         820,088         46,981
                                                      -----------    ---------      ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (311,964)     (59,650)       (180,883)      (222,616)
  Realized gain distribution from The Trusts........           --           --              --             --
                                                      -----------    ---------      ----------    -----------
 Net realized gain (loss)...........................     (311,964)     (59,650)       (180,883)      (222,616)
                                                      -----------    ---------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      816,107      500,245       1,508,699        626,883
                                                      -----------    ---------      ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      504,143      440,595       1,327,816        404,267
                                                      -----------    ---------      ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   525,201    $ 482,768      $2,147,904    $   451,248
                                                      ===========    =========      ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                        EQ/GAMCO
                                                        EQ/EQUITY      MERGERS &     EQ/GAMCO SMALL
                                                      GROWTH PLUS*   ACQUISITIONS*   COMPANY VALUE*
                                                     -------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................   $   28,565      $     --       $   229,603
 Expenses:
  Less: Asset-based charges.........................       33,446            --           351,166
                                                       ----------      --------       -----------
NET INVESTMENT INCOME (LOSS)........................       (4,881)           --          (121,563)
                                                       ----------      --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (73,781)       (5,096)        3,815,289
  Realized gain distribution from The Trusts........           --        14,900                --
                                                       ----------      --------       -----------
 Net realized gain (loss)...........................      (73,781)        9,804         3,815,289
                                                       ----------      --------       -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,456,627        34,245        15,500,411
                                                       ----------      --------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,382,846        44,049        19,315,700
                                                       ----------      --------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $1,377,965      $ 44,049       $19,194,137
                                                       ==========      ========       ===========



                                                                                      EQ/INTERMEDIATE
                                                       EQ/GLOBAL   EQ/GLOBAL MULTI-      GOVERNMENT     EQ/INTERNATIONAL
                                                      BOND PLUS*    SECTOR EQUITY*      BOND INDEX*        CORE PLUS*
                                                     ------------ ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $   28,266     $    62,375          $241,337        $   12,664
 Expenses:
  Less: Asset-based charges.........................          --           3,720            33,379                --
                                                      ----------     -----------          --------        ----------
NET INVESTMENT INCOME (LOSS)........................      28,266          58,655           207,958            12,664
                                                      ----------     -----------          --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (19,990)       (196,686)            5,476           (43,650)
  Realized gain distribution from The Trusts........          --              --                --                --
                                                      ----------     -----------          --------        ----------
 Net realized gain (loss)...........................     (19,990)       (196,686)            5,476           (43,650)
                                                      ----------     -----------          --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      50,880         723,120           234,560           103,785
                                                      ----------     -----------          --------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      30,890         526,434           240,036            60,135
                                                      ----------     -----------          --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   59,156     $   585,089          $447,994        $   72,799
                                                      ==========     ===========          ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                           EQ/JPMORGAN
                                                      EQ/INTERNATIONAL        VALUE       EQ/LARGE CAP
                                                           GROWTH*       OPPORTUNITIES*    CORE PLUS*
                                                     ------------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  136,005        $    5,415        $ 2,786
 Expenses:
  Less: Asset-based charges.........................         87,568                --             --
                                                         ----------        ----------        -------
NET INVESTMENT INCOME (LOSS)........................         48,437             5,415          2,786
                                                         ----------        ----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        515,809           (15,750)         1,462
  Realized gain distribution from The Trusts........             --                --         22,441
                                                         ----------        ----------        -------
 Net realized gain (loss)...........................        515,809           (15,750)        23,903
                                                         ----------        ----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,587,804            56,400         22,868
                                                         ----------        ----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      2,103,613            40,650         46,771
                                                         ----------        ----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $2,152,050        $   46,065        $49,557
                                                         ==========        ==========        =======



                                                       EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*   VALUE PLUS*
                                                     --------------- -------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $  7,756       $    2,004     $    4,537    $    98,569
 Expenses:
  Less: Asset-based charges.........................          --               --             --          2,961
                                                        --------       ----------     ----------    -----------
NET INVESTMENT INCOME (LOSS)........................       7,756            2,004          4,537         95,608
                                                        --------       ----------     ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,273)         (11,369)       (32,829)      (443,678)
  Realized gain distribution from The Trusts........          --               --             --             --
                                                        --------       ----------     ----------    -----------
 Net realized gain (loss)...........................      (3,273)         (11,369)       (32,829)      (443,678)
                                                        --------       ----------     ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     114,563           80,346         67,662      1,245,610
                                                        --------       ----------     ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     111,290           68,977         34,833        801,932
                                                        --------       ----------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $119,046       $   70,981     $   39,370    $   897,540
                                                        ========       ==========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/LORD ABBETT      EQ/LORD ABBETT
                                                      GROWTH AND INCOME*   LARGE CAP CORE*   EQ/MID CAP INDEX*
                                                     -------------------- ----------------- -------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $   43,523          $  1,462          $    37,632
 Expenses:
  Less: Asset-based charges.........................          20,069                --                8,346
                                                          ----------          --------          -----------
NET INVESTMENT INCOME (LOSS)........................          23,454             1,462               29,286
                                                          ----------          --------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (282,357)           (4,191)            (339,198)
  Realized gain distribution from The Trusts........              --                --                   --
                                                          ----------          --------          -----------
 Net realized gain (loss)...........................        (282,357)           (4,191)            (339,198)
                                                          ----------          --------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       1,265,032            54,720            1,251,037
                                                          ----------          --------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         982,675            50,529              911,839
                                                          ----------          --------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,006,129          $ 51,991          $   941,125
                                                          ==========          ========          ===========



                                                                                   EQ/MONTAG &
                                                        EQ/MID CAP     EQ/MONEY     CALDWELL    EQ/MORGAN STANLEY
                                                       VALUE PLUS*      MARKET*      GROWTH*     MID CAP GROWTH*
                                                     --------------- ------------ ------------ ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $     158,444   $  16,323    $  261,837      $   32,647
 Expenses:
  Less: Asset-based charges.........................         33,419      59,244       164,539          24,108
                                                      -------------   ---------    ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        125,025     (42,921)       97,298           8,539
                                                      -------------   ---------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (1,071,808)      7,383     1,805,627         (35,017)
  Realized gain distribution from The Trusts........             --          --            --           7,693
                                                      -------------   ---------    ----------      ----------
 Net realized gain (loss)...........................     (1,071,808)      7,383     1,805,627         (27,324)
                                                      -------------   ---------    ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,530,880      (5,186)    1,649,576       2,683,524
                                                      -------------   ---------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      2,459,072       2,197     3,455,203       2,656,200
                                                      -------------   ---------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   2,584,097   $ (40,724)   $3,552,501      $2,664,739
                                                      =============   =========    ==========      ==========

-------
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND*     BOND PLUS*    COMPANY INDEX*
                                                     ---------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $   24,531      $1,037,580      $   78,854
 Expenses:
  Less: Asset-based charges.........................        10,090          50,008           2,990
                                                        ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        14,441         987,572          75,864
                                                        ----------      ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (94,606)         23,135        (241,498)
  Realized gain distribution from The Trusts........            --              --              --
                                                        ----------      ----------      ----------
 Net realized gain (loss)...........................       (94,606)         23,135        (241,498)
                                                        ----------      ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       125,816        (436,577)      1,713,690
                                                        ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        31,210        (413,442)      1,472,192
                                                        ----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   45,651      $  574,130      $1,548,056
                                                        ==========      ==========      ==========



                                                                                                         EQ/WELLS FARGO
                                                      EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN   ADVANTAGE OMEGA
                                                        GROWTH STOCK*      & INCOME*       COMSTOCK*         GROWTH*
                                                     ------------------ --------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $       --        $  104,889      $  6,426         $     73
 Expenses:
  Less: Asset-based charges.........................        203,921            56,845            --               --
                                                         ----------        ----------      --------         --------
NET INVESTMENT INCOME (LOSS)........................       (203,921)           48,044         6,426               73
                                                         ----------        ----------      --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        472,590           182,966        (5,539)          24,167
  Realized gain distribution from The Trusts........             --                --            --           26,250
                                                         ----------        ----------      --------         --------
 Net realized gain (loss)...........................        472,590           182,966        (5,539)          50,417
                                                         ----------        ----------      --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      5,020,404         1,521,966        80,066          120,403
                                                         ----------        ----------      --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      5,492,994         1,704,932        74,527          170,820
                                                         ----------        ----------      --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $5,289,073        $1,752,976      $ 80,953         $170,893
                                                         ==========        ==========      ========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      FIDELITY(R) VIP  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER    CONTRAFUND(R)    GROWTH & INCOME
                                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     ---------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $      131      $     246,552       $  3,268
 Expenses:
  Less: Asset-based charges.........................            --             89,591             --
                                                        ----------      -------------       --------
NET INVESTMENT INCOME (LOSS)........................           131            156,961          3,268
                                                        ----------      -------------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        15,870         (2,105,995)        (6,965)
  Realized gain distribution from The Trusts........            28             38,694             --
                                                        ----------      -------------       --------
 Net realized gain (loss)...........................        15,898         (2,067,301)        (6,965)
                                                        ----------      -------------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (11,462)         5,770,971         63,439
                                                        ----------      -------------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         4,436          3,703,670         56,474
                                                        ----------      -------------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $    4,567      $   3,860,631       $ 59,742
                                                        ==========      =============       ========



                                                      FIDELITY(R) VIP                     FRANKLIN RISING   FRANKLIN SMALL
                                                          MID CAP       FRANKLIN INCOME      DIVIDENDS         CAP VALUE
                                                        PORTFOLIO(1)    SECURITIES FUND      SECURITIES      SECURITIES(1)
                                                     ----------------- ----------------- ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................       $   78          $ 465,633         $   8,705          $    6
 Expenses:
  Less: Asset-based charges.........................           --             22,304             1,904              --
                                                           ------          ---------         ---------          ------
NET INVESTMENT INCOME (LOSS)........................           78            443,329             6,801               6
                                                           ------          ---------         ---------          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          514            (97,645)          (14,726)             73
  Realized gain distribution from The Trusts........          103                 --                --              --
                                                           ------          ---------         ---------          ------
 Net realized gain (loss)...........................          617            (97,645)          (14,726)             73
                                                           ------          ---------         ---------          ------
 Change in unrealized appreciation
  (depreciation) of investments.....................        3,467            471,740           116,073           2,840
                                                           ------          ---------         ---------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        4,084            374,095           101,347           2,913
                                                           ------          ---------         ---------          ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $4,162          $ 817,424         $ 108,148          $2,919
                                                           ======          =========         =========          ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           FRANKLIN        GOLDMAN SACHS    INVESCO V.I.
                                                       STRATEGIC INCOME     VIT MID CAP      FINANCIAL
                                                      SECURITIES FUND(1)   VALUE FUND(1)   SERVICES FUND
                                                     -------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $    2             $  207       $       172
 Expenses:
  Less: Asset-based charges.........................            --                 --               603
                                                            ------             ------       -----------
NET INVESTMENT INCOME (LOSS)........................             2                207              (431)
                                                            ------             ------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           113                241          (112,380)
  Realized gain distribution from The Trusts........            --                 --                --
                                                            ------             ------       -----------
 Net realized gain (loss)...........................           113                241          (112,380)
                                                            ------             ------       -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         1,644              7,468           128,613
                                                            ------             ------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,757              7,709            16,233
                                                            ------             ------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $1,759             $7,916       $    15,802
                                                            ======             ======       ===========



                                                       INVESCO V.I.    INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                      GLOBAL HEALTH     GLOBAL REAL     INTERNATIONAL    MID CAP CORE
                                                        CARE FUND     ESTATE FUND(1)   GROWTH FUND(1)   EQUITY FUND(1)
                                                     --------------- ---------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................   $       --         $2,377           $  259           $   20
 Expenses:
  Less: Asset-based charges.........................        1,850             --               --               --
                                                       ----------         ------           ------           ------
NET INVESTMENT INCOME (LOSS)........................       (1,850)         2,377              259               20
                                                       ----------         ------           ------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (34,189)            46               46               16
  Realized gain distribution from The Trusts........           --             --               --               --
                                                       ----------         ------           ------           ------
 Net realized gain (loss)...........................      (34,189)            46               46               16
                                                       ----------         ------           ------           ------
 Change in unrealized appreciation
  (depreciation) of investments.....................       67,248          3,401            3,070            1,076
                                                       ----------         ------           ------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       33,059          3,447            3,116            1,092
                                                       ----------         ------           ------           ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   31,209         $5,824           $3,375           $1,112
                                                       ==========         ======           ======           ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                       INVESCO VAN
                                                       INVESCO V.I.    INVESCO V.I.    KAMPEN V.I.
                                                         SMALL CAP      TECHNOLOGY    GLOBAL VALUE
                                                      EQUITY FUND(1)       FUND        EQUITY FUND
                                                     ---------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................       $ --          $    --       $    9,833
 Expenses:
  Less: Asset-based charges.........................         --              690            1,598
                                                           ----          -------       ----------
NET INVESTMENT INCOME (LOSS)........................         --             (690)           8,235
                                                           ----          -------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         12            2,435          (92,058)
  Realized gain distribution from The Trusts........         --               --               --
                                                           ----          -------       ----------
 Net realized gain (loss)...........................         12            2,435          (92,058)
                                                           ----          -------       ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        908           42,997          136,922
                                                           ----          -------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        920           45,432           44,864
                                                           ----          -------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $920          $44,742       $   53,099
                                                           ====          =======       ==========



                                                                       IVY FUNDS    IVY FUNDS VIP     JANUS ASPEN
                                                        IVY FUNDS     VIP MID CAP     SMALL CAP     SERIES BALANCED
                                                      VIP ENERGY(1)    GROWTH(1)      GROWTH(1)        PORTFOLIO
                                                     --------------- ------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $    --        $    --         $   --         $244,856
 Expenses:
  Less: Asset-based charges.........................          --             --             --           36,232
                                                         -------        -------         ------         --------
NET INVESTMENT INCOME (LOSS)........................          --             --             --          208,624
                                                         -------        -------         ------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       3,742            122            155          176,168
  Realized gain distribution from The Trusts........          --             --             --               --
                                                         -------        -------         ------         --------
 Net realized gain (loss)...........................       3,742            122            155          176,168
                                                         -------        -------         ------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      19,233         10,971          4,017          278,553
                                                         -------        -------         ------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      22,975         11,093          4,172          454,721
                                                         -------        -------         ------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $22,975        $11,093         $4,172         $663,345
                                                         =======        =======         ======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                            JANUS ASPEN
                                                        JANUS ASPEN       JANUS ASPEN     JANUS ASPEN     SERIES PERKINS
                                                     SERIES ENTERPRISE   SERIES FORTY   SERIES OVERSEAS    MID CAP VALUE
                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                    ------------------- -------------- ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:................................
  Dividends from The Trusts........................     $    8,275        $   57,880       $   51,469       $   6,776
 Expenses:
  Less: Asset-based charges........................         41,511            55,499           18,820              --
                                                        ----------        ----------       ----------       ---------
NET INVESTMENT INCOME (LOSS).......................        (33,236)            2,381           32,649           6,776
                                                        ----------        ----------       ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments..............        620,077           845,560            4,854         (43,408)
  Realized gain distribution from The Trusts.......             --                --               --              --
                                                        ----------        ----------       ----------       ---------
 Net realized gain (loss)..........................        620,077           845,560            4,854         (43,408)
                                                        ----------        ----------       ----------       ---------
 Change in unrealized appreciation
  (depreciation) of investments....................      2,223,597           181,185        1,901,373         230,960
                                                        ----------        ----------       ----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      2,843,674         1,026,745        1,906,227         187,552
                                                        ----------        ----------       ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................     $2,810,438        $1,029,126       $1,938,876       $ 194,328
                                                        ==========        ==========       ==========       =========




                                                         JANUS ASPEN      LAZARD RETIREMENT
                                                      SERIES WORLDWIDE     EMERGING MARKETS    MFS(R) INTERNATIONAL
                                                          PORTFOLIO      EQUITY PORTFOLIO(1)    VALUE PORTFOLIO(1)
                                                     ------------------ --------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:................................
  Dividends from The Trusts........................      $   66,086            $ 3,008               $    --
 Expenses:
  Less: Asset-based charges........................          47,146                 --                    --
                                                         ----------            -------               -------
NET INVESTMENT INCOME (LOSS).......................          18,940              3,008                    --
                                                         ----------            -------               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments..............         (69,195)                46                 1,271
  Realized gain distribution from The Trusts.......              --                 --                    --
                                                         ----------            -------               -------
 Net realized gain (loss)..........................         (69,195)                46                 1,271
                                                         ----------            -------               -------
 Change in unrealized appreciation
  (depreciation) of investments....................       1,585,556             10,322                13,577
                                                         ----------            -------               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................       1,516,361             10,368                14,848
                                                         ----------            -------               -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................      $1,535,301            $13,376               $14,848
                                                         ==========            =======               =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      MFS(R) INVESTORS
                                                        GROWTH STOCK    MFS(R) INVESTORS   MFS(R) UTILITIES
                                                         SERIES(1)       TRUST SERIES(1)        SERIES
                                                     ----------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $ --              $ --           $    44,568
 Expenses:
  Less: Asset-based charges.........................          --                --                 4,300
                                                            ----              ----           -----------
NET INVESTMENT INCOME (LOSS)........................          --                --                40,268
                                                            ----              ----           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          25                10              (110,560)
  Realized gain distribution from The Trusts........          --                --                    --
                                                            ----              ----           -----------
 Net realized gain (loss)...........................          25                10              (110,560)
                                                            ----              ----           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         274               146               249,541
                                                            ----              ----           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         299               156               138,981
                                                            ----              ----           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $299              $156           $   179,249
                                                            ====              ====           ===========



                                                                                           MULTIMANAGER    MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER   INTERNATIONAL   LARGE CAP CORE
                                                      AGGRESSIVE EQUITY*    CORE BOND*       EQUITY*         EQUITY*
                                                     -------------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $   5,250          $258,129      $   33,818       $    594
 Expenses:
  Less: Asset-based charges.........................             --                --              --             --
                                                          ---------          --------      ----------       --------
NET INVESTMENT INCOME (LOSS)........................          5,250           258,129          33,818            594
                                                          ---------          --------      ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (16,102)           22,359         (23,732)        (5,279)
  Realized gain distribution from The Trusts........             --           112,285              --             --
                                                          ---------          --------      ----------       --------
 Net realized gain (loss)...........................        (16,102)          134,644         (23,732)        (5,279)
                                                          ---------          --------      ----------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        258,410           136,075          77,059         33,286
                                                          ---------          --------      ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        242,308           270,719          53,327         28,007
                                                          ---------          --------      ----------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 247,558          $528,848      $   87,145       $ 28,601
                                                          =========          ========      ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      LARGE CAP VALUE*   MID CAP GROWTH*   MID CAP VALUE*
                                                     ------------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  53,576          $     --          $  6,819
 Expenses:
  Less: Asset-based charges.........................            --                --                --
                                                         ---------          --------          --------
NET INVESTMENT INCOME (LOSS)........................        53,576                --             6,819
                                                         ---------          --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (81,059)           (3,385)            1,040
  Realized gain distribution from The Trusts........            --                --                --
                                                         ---------          --------          --------
 Net realized gain (loss)...........................       (81,059)           (3,385)            1,040
                                                         ---------          --------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       642,484            91,041           190,098
                                                         ---------          --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       561,425            87,656           191,138
                                                         ---------          --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 615,001          $ 87,656          $197,957
                                                         =========          ========          ========



                                                         MULTIMANAGER         MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      MULTI-SECTOR BOND*   SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                     -------------------- ------------------- ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $    62,804          $       --          $      661       $      --
 Expenses:
  Less: Asset-based charges.........................           4,086              38,744                  --              --
                                                         -----------          ----------          ----------       ---------
NET INVESTMENT INCOME (LOSS)........................          58,718             (38,744)                661              --
                                                         -----------          ----------          ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (238,541)           (385,601)            (35,347)        (12,453)
  Realized gain distribution from The Trusts........              --                  --                  --              --
                                                         -----------          ----------          ----------       ---------
 Net realized gain (loss)...........................        (238,541)           (385,601)            (35,347)        (12,453)
                                                         -----------          ----------          ----------       ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................         319,941           3,352,148             129,589         185,210
                                                         -----------          ----------          ----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          81,400           2,966,547              94,242         172,757
                                                         -----------          ----------          ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   140,118          $2,927,803          $   94,903       $ 172,757
                                                         ===========          ==========          ==========       =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                   PIMCO VARIABLE
                                                                              OPPENHEIMER          INSURANCE TRUST
                                                         MUTUAL SHARES     GLOBAL SECURITIES   COMMODITYREALRETURN(R)
                                                      SECURITIES FUND(1)        FUND/VA         STRATEGY PORTFOLIO(1)
                                                     -------------------- ------------------- ------------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $   48            $    21,945              $ 4,298
 Expenses:
  Less: Asset-based charges.........................            --                  6,391                   --
                                                            ------            -----------              -------
NET INVESTMENT INCOME (LOSS)........................            48                 15,554                4,298
                                                            ------            -----------              -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            15               (104,112)                  72
  Realized gain distribution from The Trusts........            --                     --                1,629
                                                            ------            -----------              -------
 Net realized gain (loss)...........................            15               (104,112)               1,701
                                                            ------            -----------              -------
 Change in unrealized appreciation
  (depreciation) of investments.....................         1,732                358,649                8,459
                                                            ------            -----------              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,747                254,537               10,160
                                                            ------            -----------              -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $1,795            $   270,091              $14,458
                                                            ======            ===========              =======



                                                       PIMCO VARIABLE
                                                      INSURANCE TRUST    PIMCO VARIABLE   PIMCO VARIABLE
                                                        GLOBAL BOND     INSURANCE TRUST   INSURANCE TRUST
                                                         PORTFOLIO        REAL RETURN      TOTAL RETURN     T. ROWE PRICE
                                                         (UNHEDGED)       PORTFOLIO(1)     PORTFOLIO(1)    EQUITY INCOME(1)
                                                     ----------------- ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $153,682         $  2,441         $  26,151           $   98
 Expenses:
  Less: Asset-based charges.........................        11,783               --                --               --
                                                          --------         --------         ---------           ------
NET INVESTMENT INCOME (LOSS)........................       141,899            2,441            26,151               98
                                                          --------         --------         ---------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        62,048              949               386               25
  Realized gain distribution from The Trusts........        22,874              244             7,340               --
                                                          --------         --------         ---------           ------
 Net realized gain (loss)...........................        84,922            1,193             7,726               25
                                                          --------         --------         ---------           ------
 Change in unrealized appreciation
  (depreciation) of investments.....................       125,956           (7,290)          (36,134)           1,276
                                                          --------         --------         ---------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       210,878           (6,097)          (28,408)           1,301
                                                          --------         --------         ---------           ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $352,777         $ (3,656)        $  (2,257)          $1,399
                                                          ========         ========         =========           ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           TEMPLETON            TEMPLETON            TEMPLETON
                                                      DEVELOPING MARKETS       GLOBAL BOND            GROWTH
                                                      SECURITIES FUND(1)   SECURITIES FUND(1)   SECURITIES FUND(1)
                                                     -------------------- -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $    15              $   14                 $--
 Expenses:
  Less: Asset-based charges.........................             --                  --                  --
                                                            -------              ------                 ---
NET INVESTMENT INCOME (LOSS)........................             15                  14                  --
                                                            -------              ------                 ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            317               1,982                  58
  Realized gain distribution from The Trusts........             --                   2                  --
                                                            -------              ------                 ---
 Net realized gain (loss)...........................            317               1,984                  58
                                                            -------              ------                 ---
 Change in unrealized appreciation
  (depreciation) of investments.....................         15,609               3,451                   3
                                                            -------              ------                 ---
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         15,926               5,435                  61
                                                            -------              ------                 ---
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $15,941              $5,449                 $61
                                                            =======              ======                 ===



                                                       UIF EMERGING    VAN ECK VIP   VAN ECK VIP   VAN ECK VIP
                                                       MARKETS DEBT     EMERGING     GLOBAL BOND   GLOBAL HARD
                                                         PORTFOLIO    MARKETS FUND       FUND      ASSETS FUND
                                                      -------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  7,921     $    11,427       $5,409       $  2,049
 Expenses:
  Less: Asset-based charges.........................           --              --           --             --
                                                         --------     -----------       ------       --------
NET INVESTMENT INCOME (LOSS)........................        7,921          11,427        5,409          2,049
                                                         --------     -----------       ------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       21,594        (102,919)          78         33,018
  Realized gain distribution from The Trusts........           --              --           --             --
                                                         --------     -----------       ------       --------
 Net realized gain (loss)...........................       21,594        (102,919)          78         33,018
                                                         --------     -----------       ------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (3,828)        543,450        3,929         86,020
                                                         --------     -----------       ------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       17,766         440,531        4,007        119,038
                                                         --------     -----------       ------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,687     $   451,958       $9,416       $121,087
                                                         ========     ===========       ======       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  ALL ASSET             AMERICAN CENTURY VP
                                                                                 ALLOCATION*               MID CAP VALUE
                                                                       ------------------------------- ---------------------
                                                                             2010            2009             2010 (l)
                                                                       --------------- --------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................  $    522,325    $    857,594         $   185
 Net realized gain (loss) on investments..............................       985,201      (3,130,148)             22
 Change in unrealized appreciation (depreciation) of investments......     7,459,582      16,537,637           1,594
                                                                        ------------    ------------         -------
 Net Increase (decrease) in net assets from operations................     8,967,108      14,265,083           1,801
                                                                        ------------    ------------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                    7,910,612       8,558,408          10,433
  Transfers between funds including guaranteed interest account,
   net................................................................    (2,515,249)     (3,147,485)         14,102
  Transfers for contract benefits and terminations....................    (5,187,833)     (4,490,455)             --
  Contract maintenance charges........................................    (6,593,225)     (7,050,778)         (1,168)
                                                                        ------------    ------------         -------
Net increase (decrease) in net assets from contractowners transactions    (6,385,695)     (6,130,310)         23,367
                                                                        ------------    ------------         -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................            --             100              --
                                                                        ------------    ------------         -------
INCREASE (DECREASE) IN NET ASSETS.....................................     2,581,413       8,134,873          25,168
NET ASSETS -- BEGINNING OF PERIOD.....................................    68,155,461      60,020,588              --
                                                                        ------------    ------------         -------
NET ASSETS -- END OF PERIOD...........................................  $ 70,736,874    $ 68,155,461         $25,168
                                                                        ============    ============         =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...............................................................       458,875         610,533              --
 Redeemed.............................................................      (786,529)       (977,352)
                                                                        ------------    ------------         -------
 Net Increase (Decrease)..............................................      (327,654)       (366,819)             --
                                                                        ============    ============         =======
UNIT ACTIVITY CLASS II
 Issued...............................................................            --              --             243
 Redeemed.............................................................            --              --                (7)
                                                                        ------------    ------------         ----------
 Net Increase (Decrease)..............................................            --              --             236
                                                                        ============    ============         =========



                                                                               AXA AGGRESSIVE                  AXA BALANCED
                                                                                 ALLOCATION*                     STRATEGY*
                                                                       ------------------------------- -----------------------------
                                                                             2010            2009           2010           2009
                                                                       --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................  $    249,402    $    110,430     $   27,310      $ 1,130
 Net realized gain (loss) on investments..............................        12,798       1,114,302         16,276          476
 Change in unrealized appreciation (depreciation) of investments......     1,710,636       1,405,253        118,503       (1,403)
                                                                        ------------    ------------     ----------      -------
 Net Increase (decrease) in net assets from operations................     1,972,836       2,629,985        162,089          203
                                                                        ------------    ------------     ----------      -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                    4,769,996       5,163,985      2,382,099      189,514
  Transfers between funds including guaranteed interest account,
   net................................................................      (256,841)        392,700         44,033       63,878
  Transfers for contract benefits and terminations....................      (276,102)        (80,095)        (1,599)          --
  Contract maintenance charges........................................    (1,874,842)     (1,617,310)      (274,557)      (5,379)
                                                                        ------------    ------------     ----------      -------
Net increase (decrease) in net assets from contractowners transactions     2,362,211       3,859,280      2,149,976      248,013
                                                                        ------------    ------------     ----------      -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................            --              --             --           --
                                                                        ------------    ------------     ----------      -------
INCREASE (DECREASE) IN NET ASSETS.....................................     4,335,047       6,489,265      2,312,065      248,216
NET ASSETS -- BEGINNING OF PERIOD.....................................    13,231,012       6,741,747        248,216           --
                                                                        ------------    ------------     ----------      -------
NET ASSETS -- END OF PERIOD...........................................  $ 17,566,059    $ 13,231,012     $2,560,281      $248,216
                                                                        ============    ============     ==========      ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...............................................................        44,974          82,518         21,896        2,440
 Redeemed.............................................................       (27,267)        (19,105)        (1,470)          (1)
                                                                        ------------    ------------     ----------      ---------
 Net Increase (Decrease)..............................................        17,707          63,413         20,426        2,439
                                                                        ============    ============     ==========      =========
UNIT ACTIVITY CLASS II
 Issued...............................................................            --              --             --           --
 Redeemed.............................................................            --              --             --           --
                                                                        ------------    ------------     ----------      ---------
 Net Increase (Decrease)..............................................            --              --             --           --
                                                                        ============    ============     ==========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  AXA CONSERVATIVE
                                                                                     ALLOCATION*
                                                                           -------------------------------
                                                                                2010            2009
                                                                           -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   49,608      $  40,943
 Net realized gain (loss) on investments..................................      156,819          5,809
 Change in unrealized appreciation (depreciation) of investments..........      (66,203)        97,801
                                                                             ----------      ---------
 Net Increase (decrease) in net assets from operations....................      140,224        144,553
                                                                             ----------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         758,653        896,474
  Transfers between funds including guaranteed interest account,
   net....................................................................     (147,570)       421,602
  Transfers for contract benefits and terminations........................      (77,718)        (1,814)
  Contract maintenance charges............................................     (267,835)      (215,829)
                                                                             ----------      ---------
Net increase (decrease) in net assets from contractowners transactions          265,530      1,100,433
                                                                             ----------      ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------      ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      405,754      1,244,986
NET ASSETS -- BEGINNING OF PERIOD.........................................    2,090,799        845,813
                                                                             ----------      ---------
NET ASSETS -- END OF PERIOD...............................................   $2,496,553      $2,090,799
                                                                             ==========      ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       11,597             --
 Redeemed.................................................................          (29)             (2)
                                                                             ----------      -----------
 Net Increase (Decrease)..................................................       11,568              (2)
                                                                             ==========      ===========
UNIT ACTIVITY CLASS B
 Issued...................................................................       46,751         41,028
 Redeemed.................................................................      (46,453)       (15,742)
                                                                             ----------      -----------
 Net Increase (Decrease)..................................................          298         25,286
                                                                             ==========      ===========



                                                                               AXA CONSERVATIVE          AXA CONSERVATIVE-PLUS
                                                                               GROWTH STRATEGY*               ALLOCATION*
                                                                           ------------------------- -----------------------------
                                                                               2010         2009          2010           2009
                                                                           ------------ ------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   8,117     $   249      $   97,187     $   60,156
 Net realized gain (loss) on investments..................................      6,746          71          99,005        147,874
 Change in unrealized appreciation (depreciation) of investments..........     24,206        (326)        205,590        150,401
                                                                            ---------     --------     ----------     ----------
 Net Increase (decrease) in net assets from operations....................     39,069            (6)      401,782        358,431
                                                                            ---------     ----------   ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       807,281      32,080       1,209,313      1,280,633
  Transfers between funds including guaranteed interest account,
   net....................................................................     (9,074)        436         626,071        793,339
  Transfers for contract benefits and terminations........................       (490)         --         (76,680)       (23,700)
  Contract maintenance charges............................................    (78,726)     (2,561)       (512,427)      (337,341)
                                                                            ---------     ---------    ----------     ----------
Net increase (decrease) in net assets from contractowners transactions        718,991      29,955       1,246,277      1,712,931
                                                                            ---------     ---------    ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --          --              --             --
                                                                            ---------     ---------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    758,060      29,949       1,648,059      2,071,362
NET ASSETS -- BEGINNING OF PERIOD.........................................     29,949          --       3,637,794      1,566,432
                                                                            ---------     ---------    ----------     ----------
NET ASSETS -- END OF PERIOD...............................................  $ 788,009     $29,949      $5,285,853     $3,637,794
                                                                            =========     =========    ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --          --             177            732
 Redeemed.................................................................         --          --             (83)           (51)
                                                                            ---------     ---------    ----------     ----------
 Net Increase (Decrease)..................................................         --          --              94            681
                                                                            =========     =========    ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................      7,794         296          70,206         63,022
 Redeemed.................................................................       (977)         --         (22,490)        (6,969)
                                                                            ---------     ---------    ----------     ----------
 Net Increase (Decrease)..................................................      6,817         296          47,716         56,053
                                                                            =========     =========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                AXA CONSERVATIVE              AXA GROWTH
                                                                                   STRATEGY*                   STRATEGY*
                                                                           -------------------------- ---------------------------
                                                                               2010          2009          2010          2009
                                                                           ------------ ------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   6,350     $   949       $   26,600     $  1,982
 Net realized gain (loss) on investments..................................      9,298         108           16,220        1,274
 Change in unrealized appreciation (depreciation) of investments..........     (5,333)     (1,446)         171,216         (629)
                                                                            ---------     -------       ----------     --------
 Net Increase (decrease) in net assets from operations....................     10,315        (389)         214,036        2,627
                                                                            ---------     -------       ----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       536,618      62,807        2,300,837      268,495
  Transfers between funds including guaranteed interest account,
   net....................................................................    (16,305)     (3,044)          94,564       38,435
  Transfers for contract benefits and terminations........................       (607)         --           (3,998)          --
  Contract maintenance charges............................................    (48,839)     (1,819)        (315,377)      (8,169)
                                                                            ---------     -------       ----------     --------
Net increase (decrease) in net assets from contractowners transactions        470,867      57,944        2,076,026      298,761
                                                                            ---------     -------       ----------     --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --          --               --           --
                                                                            ---------     -------       ----------     --------
INCREASE (DECREASE) IN NET ASSETS.........................................    481,182      57,555        2,290,062      301,388
NET ASSETS -- BEGINNING OF PERIOD.........................................     57,555          --          301,388           --
                                                                            ---------     -------       ----------     --------
NET ASSETS -- END OF PERIOD...............................................  $ 538,737     $57,555       $2,591,450     $301,388
                                                                            =========     =======       ==========     ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --          --               --           --
 Redeemed.................................................................         --          --               --           --
                                                                            ---------     -------       ----------     --------
 Net Increase (Decrease)..................................................         --          --               --           --
                                                                            =========     =======       ==========     ========
UNIT ACTIVITY CLASS B
 Issued...................................................................      6,996         572           20,841        2,960
 Redeemed.................................................................     (2,586)           (1)        (1,124)         (17)
                                                                            ---------     ----------    ----------     --------
 Net Increase (Decrease)..................................................      4,410         571           19,717        2,943
                                                                            =========     =========     ==========     ========



                                                                                    AXA MODERATE
                                                                                     ALLOCATION*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    546,600    $    249,532
 Net realized gain (loss) on investments..................................       277,382       1,094,165
 Change in unrealized appreciation (depreciation) of investments..........     1,554,611       1,119,489
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,378,593       2,463,186
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        7,879,068       8,893,566
  Transfers between funds including guaranteed interest account,
   net....................................................................       669,023       2,417,881
  Transfers for contract benefits and terminations........................      (584,530)        (83,235)
  Contract maintenance charges............................................    (3,141,555)     (2,323,223)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions         4,822,006       8,904,989
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     7,200,599      11,368,175
NET ASSETS -- BEGINNING OF PERIOD.........................................    20,680,510       9,312,335
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 27,881,109    $ 20,680,510
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            71             308
 Redeemed.................................................................           (40)            (29)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            31             279
                                                                            ============    ============
UNIT ACTIVITY CLASS B
 Issued...................................................................       214,367         234,697
 Redeemed.................................................................      (154,721)        (63,055)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................        59,646         171,642
                                                                            ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA MODERATE
                                                                            GROWTH STRATEGY*
                                                                       ---------------------------
                                                                            2010          2009
                                                                       -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................   $   78,582    $   3,025
 Net realized gain (loss) on investments..............................       37,967        2,692
 Change in unrealized appreciation (depreciation) of investments......      440,131       (3,656)
                                                                         ----------    ---------
 Net Increase (decrease) in net assets from operations................      556,680        2,061
                                                                         ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                   6,610,079      611,042
  Transfers between funds including guaranteed interest account,
   net................................................................      477,866       54,984
  Transfers for contract benefits and terminations....................      (42,112)          --
  Contract maintenance charges........................................     (812,865)     (21,814)
                                                                         ----------    ---------
Net increase (decrease) in net assets from contractowners transactions    6,232,968      644,212
                                                                         ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................           --           --
                                                                         ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.....................................    6,789,648      646,273
NET ASSETS -- BEGINNING OF PERIOD.....................................      646,273           --
                                                                         ----------    ---------
NET ASSETS -- END OF PERIOD...........................................   $7,435,921    $ 646,273
                                                                         ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................................           --           --
 Redeemed.............................................................           --           --
                                                                         ----------    ---------
 Net Increase (Decrease)..............................................           --           --
                                                                         ==========    =========
UNIT ACTIVITY CLASS B
 Issued...............................................................       63,210        6,686
 Redeemed.............................................................       (3,812)        (351)
                                                                         ----------    ---------
 Net Increase (Decrease)..............................................       59,398        6,335
                                                                         ==========    =========



                                                                              AXA MODERATE-PLUS         AXA TACTICAL
                                                                                 ALLOCATION*            MANAGER 400*
                                                                       ------------------------------- --------------
                                                                             2010            2009         2010 (l)
                                                                       --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................  $    914,774    $    509,601      $   --
 Net realized gain (loss) on investments..............................       765,274       3,082,182       1,175
 Change in unrealized appreciation (depreciation) of investments......     4,154,187       3,591,571       1,024
                                                                        ------------    ------------      ------
 Net Increase (decrease) in net assets from operations................     5,834,235       7,183,354       2,199
                                                                        ------------    ------------      ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                   15,009,646      16,088,143      54,413
  Transfers between funds including guaranteed interest account,
   net................................................................      (609,939)      2,708,471       4,776
  Transfers for contract benefits and terminations....................      (870,921)       (166,173)         --
  Contract maintenance charges........................................    (6,040,121)     (4,817,249)       (956)
                                                                        ------------    ------------      ------
Net increase (decrease) in net assets from contractowners transactions     7,488,665      13,813,192      58,233
                                                                        ------------    ------------      ------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................            --              --          --
                                                                        ------------    ------------      ------
INCREASE (DECREASE) IN NET ASSETS.....................................    13,322,900      20,996,546      60,432
NET ASSETS -- BEGINNING OF PERIOD.....................................    44,094,181      23,097,635          --
                                                                        ------------    ------------      ------
NET ASSETS -- END OF PERIOD...........................................  $ 57,417,081    $ 44,094,181      $60,432
                                                                        ============    ============      =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................................         4,337              59          --
 Redeemed.............................................................          (172)           (173)         --
                                                                        ------------    ------------      -------
 Net Increase (Decrease)..............................................         4,165            (114)         --
                                                                        ============    ============      =======
UNIT ACTIVITY CLASS B
 Issued...............................................................       198,814         285,342         568
 Redeemed.............................................................       (89,742)        (62,089)         (3)
                                                                        ------------    ------------      -------
 Net Increase (Decrease)..............................................       109,072         223,253         565
                                                                        ============    ============      =======



                                                                        AXA TACTICAL   AXA TACTICAL
                                                                        MANAGER 500*   MANAGER 2000*
                                                                       -------------- --------------
                                                                          2010 (l)       2010 (l)
                                                                       -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................    $     78       $     8
 Net realized gain (loss) on investments..............................         564           751
 Change in unrealized appreciation (depreciation) of investments......       1,031         1,010
                                                                          --------       -------
 Net Increase (decrease) in net assets from operations................       1,673         1,769
                                                                          --------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                     23,140        24,512
  Transfers between funds including guaranteed interest account,
   net................................................................       8,226         3,377
  Transfers for contract benefits and terminations....................          --            --
  Contract maintenance charges........................................      (1,574)       (1,385)
                                                                          --------       -------
Net increase (decrease) in net assets from contractowners transactions      29,792        26,504
                                                                          --------       -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................          --            --
                                                                          --------       -------
INCREASE (DECREASE) IN NET ASSETS.....................................      31,465        28,273
NET ASSETS -- BEGINNING OF PERIOD.....................................          --            --
                                                                          --------       -------
NET ASSETS -- END OF PERIOD...........................................    $ 31,465       $28,273
                                                                          ========       =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................................          --            --
 Redeemed.............................................................          --            --
                                                                          --------       -------
 Net Increase (Decrease)..............................................          --            --
                                                                          ========       =======
UNIT ACTIVITY CLASS B
 Issued...............................................................         320           268
 Redeemed.............................................................         (17)           (1)
                                                                          --------       -------
 Net Increase (Decrease)..............................................         303           267
                                                                          ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 AXA TACTICAL                DREYFUS STOCK
                                                                            MANAGER INTERNATIONAL*          INDEX FUND, INC.
                                                                           ------------------------ --------------------------------
                                                                                   2010 (l)               2010             2009
                                                                           ------------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................         $  181            $      401,616   $    598,227
 Net realized gain (loss) on investments..................................             38                (3,358,279)       (78,368)
 Change in unrealized appreciation (depreciation) of investments..........            729                 6,147,954      6,764,052
                                                                                   ------            --------------   ------------
 Net Increase (decrease) in net assets from operations....................            948                 3,191,291      7,283,911
                                                                                   ------            --------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                            26,426                 1,661,657      2,041,811
  Transfers between funds including guaranteed interest account,
   net....................................................................          5,916               (10,683,346)    (1,849,435)
  Transfers for contract benefits and terminations........................             --                (1,865,330)    (1,494,814)
  Contract maintenance charges............................................           (775)               (2,308,099)    (3,609,919)
                                                                                   ------            --------------   ------------
Net increase (decrease) in net assets from contractowners transactions             31,567               (13,195,118)    (4,912,357)
                                                                                   ------            --------------   ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             --                        --             --
                                                                                   ------            --------------   ------------
INCREASE (DECREASE) IN NET ASSETS.........................................         32,515               (10,003,827)     2,371,554
NET ASSETS -- BEGINNING OF PERIOD.........................................             --                34,285,305     31,913,751
                                                                                   ------            --------------   ------------
NET ASSETS -- END OF PERIOD...............................................         $32,515           $   24,281,478   $ 34,285,305
                                                                                   =======           ==============   ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................             --                        --             --
 Redeemed.................................................................             --                        --             --
                                                                                   -------           --------------   ------------
 Net Increase (Decrease)..................................................             --                        --             --
                                                                                   =======           ==============   ============
UNIT ACTIVITY CLASS B
 Issued...................................................................            314                        --             --
 Redeemed.................................................................               (4)                                    --
                                                                                   ---------         --------------   ------------
 Net Increase (Decrease)..................................................            310                        --             --
                                                                                   ========          ==============   ============
UNIT ACTIVITY INITIAL SHARES
 Issued...................................................................             --                   202,079        304,540
 Redeemed.................................................................             --                (1,172,840)      (752,796)
                                                                                   --------          --------------   ------------
 Net Increase (Decrease)..................................................             --                  (970,761)      (448,256)
                                                                                   ========          ==============   ============


                                                                                EQ/ALLIANCEBERNSTEIN
                                                                                    INTERNATIONAL*
                                                                           -------------------------------
                                                                                2010             2009
                                                                           --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   68,811     $      65,048
 Net realized gain (loss) on investments..................................     (445,463)       (2,177,902)
 Change in unrealized appreciation (depreciation) of investments..........      522,886         2,497,430
                                                                             ----------     -------------
 Net Increase (decrease) in net assets from operations....................      146,234           384,576
                                                                             ----------     -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         767,798           738,673
  Transfers between funds including guaranteed interest account,
   net....................................................................     (310,247)       (1,295,954)
  Transfers for contract benefits and terminations........................     (184,395)          (85,544)
  Contract maintenance charges............................................     (288,977)         (282,081)
                                                                             ----------     -------------
Net increase (decrease) in net assets from contractowners transactions          (15,821)         (924,906)
                                                                             ----------     -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --                --
                                                                             ----------     -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      130,413          (540,330)
NET ASSETS -- BEGINNING OF PERIOD.........................................    2,976,503         3,516,833
                                                                             ----------     -------------
NET ASSETS -- END OF PERIOD...............................................   $3,106,916     $   2,976,503
                                                                             ==========     =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        2,037            16,341
 Redeemed.................................................................      (43,611)         (212,226)
                                                                             ----------     -------------
 Net Increase (Decrease)..................................................      (41,574)         (195,885)
                                                                             ==========     =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        5,574             6,383
 Redeemed.................................................................       (1,721)           (1,118)
                                                                             ----------     -------------
 Net Increase (Decrease)..................................................        3,853             5,265
                                                                             ==========     =============
UNIT ACTIVITY INITIAL SHARES
 Issued...................................................................           --                --
 Redeemed.................................................................           --                --
                                                                             ----------     -------------
 Net Increase (Decrease)..................................................           --                --
                                                                             ==========     =============



                                                                                EQ/ALLIANCEBERNSTEIN
                                                                                 SMALL CAP GROWTH *
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   (1,555)    $     (590)
 Net realized gain (loss) on investments..................................      (47,187)       (50,590)
 Change in unrealized appreciation (depreciation) of investments..........      526,780        388,182
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      478,038        337,002
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         410,007        397,700
  Transfers between funds including guaranteed interest account,
   net....................................................................       34,017        (24,221)
  Transfers for contract benefits and terminations........................      (51,156)       (35,307)
  Contract maintenance charges............................................     (150,066)      (121,427)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          242,802        216,745
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      720,840        553,747
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,319,520        765,773
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $2,040,360     $1,319,520
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        7,907         24,575
 Redeemed.................................................................      (11,847)       (24,113)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (3,940)           462
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        1,797          1,900
 Redeemed.................................................................         (164)          (120)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................        1,633          1,780
                                                                             ==========     ==========
UNIT ACTIVITY INITIAL SHARES
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/BLACKROCK
                                                                                BASIC VALUE EQUITY*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   35,863     $   40,925
 Net realized gain (loss) on investments..................................     (126,233)      (110,598)
 Change in unrealized appreciation (depreciation) of investments..........      466,038        492,828
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      375,668        423,155
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         872,543        615,576
  Transfers between funds including guaranteed interest account,
   net....................................................................      400,771         67,290
  Transfers for contract benefits and terminations........................      (91,885)       (47,913)
  Contract maintenance charges............................................     (261,853)      (187,552)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          919,576        447,401
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,295,244        870,556
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,997,759      1,127,203
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $3,293,003     $1,997,759
                                                                             ==========     ==========
UNIT ACTIVITY CLASS A
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................       15,248         17,283
 Redeemed.................................................................      (15,030)       (13,956)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................          218          3,327
                                                                             ==========     ==========




                                                                                    EQ/BLACKROCK
                                                                                INTERNATIONAL VALUE*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   47,818    $      91,068
 Net realized gain (loss) on investments..................................     (143,947)      (1,383,099)
 Change in unrealized appreciation (depreciation) of investments..........      455,063        2,502,709
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      358,934        1,210,678
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         613,362          430,505
  Transfers between funds including guaranteed interest account,
   net....................................................................      260,696         (563,299)
  Transfers for contract benefits and terminations........................      (36,743)      (1,383,384)
  Contract maintenance charges............................................     (295,459)        (275,554)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions          541,856       (1,791,732)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      900,790         (581,054)
NET ASSETS -- BEGINNING OF PERIOD.........................................    4,619,210        5,200,264
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $5,520,000    $   4,619,210
                                                                             ==========    =============
UNIT ACTIVITY CLASS A
 Issued...................................................................        6,714            6,204
 Redeemed.................................................................       (9,303)        (175,932)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (2,589)        (169,728)
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        5,241            2,816
 Redeemed.................................................................         (860)            (441)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        4,381            2,375
                                                                             ==========    =============



                                                                                  EQ/BOSTON ADVISORS
                                                                                     EQUITY INCOME*
                                                                           ---------------------------------
                                                                                 2010              2009
                                                                           ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    357,001      $    360,773
 Net realized gain (loss) on investments..................................    (1,026,217)       (2,157,541)
 Change in unrealized appreciation (depreciation) of investments..........     3,001,401         3,493,570
                                                                            ------------      ------------
 Net Increase (decrease) in net assets from operations....................     2,332,185         1,696,802
                                                                            ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,056,687         1,244,054
  Transfers between funds including guaranteed interest account,
   net....................................................................      (500,138)         (503,323)
  Transfers for contract benefits and terminations........................    (1,067,635)       (2,504,505)
  Contract maintenance charges............................................      (991,149)       (1,095,236)
                                                                            ------------      ------------
Net increase (decrease) in net assets from contractowners transactions        (1,502,235)       (2,859,010)
                                                                            ------------      ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --                --
                                                                            ------------      ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       829,950        (1,162,208)
NET ASSETS -- BEGINNING OF PERIOD.........................................    15,939,353        17,101,561
                                                                            ------------      ------------
NET ASSETS -- END OF PERIOD...............................................  $ 16,769,303      $ 15,939,353
                                                                            ============      ============
UNIT ACTIVITY CLASS A
 Issued...................................................................        11,204            21,728
 Redeemed.................................................................       (61,264)         (200,335)
                                                                            ------------      ------------
 Net Increase (Decrease)..................................................       (50,060)         (178,607)
                                                                            ============      ============
UNIT ACTIVITY CLASS B
 Issued...................................................................        77,443           125,437
 Redeemed.................................................................      (147,493)         (182,586)
                                                                            ------------      ------------
 Net Increase (Decrease)..................................................       (70,050)          (57,149)
                                                                            ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/CALVERT SOCIALLY
                                                                                   RESPONSIBLE*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   (4,315)    $    1,423
 Net realized gain (loss) on investments..................................      (65,336)      (107,639)
 Change in unrealized appreciation (depreciation) of investments..........      229,250        433,775
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      159,599        327,559
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         192,340        229,985
  Transfers between funds including guaranteed interest account,
   net....................................................................      (15,623)       (75,071)
  Transfers for contract benefits and terminations........................     (247,525)       (83,712)
  Contract maintenance charges............................................     (106,865)      (109,092)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (177,673)       (37,890)
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --            (11)
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      (18,074)       289,658
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,402,729      1,113,071
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $1,384,655     $1,402,729
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       25,368         37,502
 Redeemed.................................................................      (52,377)       (44,922)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (27,009)        (7,420)
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,645          4,815
 Redeemed.................................................................       (4,230)        (5,450)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................         (585)          (635)
                                                                             ==========     ==========



                                                                                  EQ/CAPITAL                  EQ/CAPITAL
                                                                               GUARDIAN GROWTH*           GUARDIAN RESEARCH*
                                                                           ------------------------- ----------------------------
                                                                               2010         2009          2010           2009
                                                                           ------------ ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   2,574    $   1,703     $   21,058    $   32,805
 Net realized gain (loss) on investments..................................    (10,946)     (25,282)      (311,964)     (212,068)
 Change in unrealized appreciation (depreciation) of investments..........     71,837      124,354        816,107     1,060,600
                                                                            ---------    ---------     ----------    ----------
 Net Increase (decrease) in net assets from operations....................     63,465      100,775        525,201       881,337
                                                                            ---------    ---------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       125,181       74,190        403,003       437,740
  Transfers between funds including guaranteed interest account,
   net....................................................................      2,600      (17,149)      (307,146)        6,618
  Transfers for contract benefits and terminations........................    (18,470)      (8,265)      (193,858)      (45,644)
  Contract maintenance charges............................................    (40,229)     (31,234)      (270,058)     (267,290)
                                                                            ---------    ---------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions         69,082       17,542       (368,059)      131,424
                                                                            ---------    ---------     ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --             --            --
                                                                            ---------    ---------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    132,547      118,317        157,142     1,012,761
NET ASSETS -- BEGINNING OF PERIOD.........................................    421,412      303,095      3,778,906     2,766,145
                                                                            ---------    ---------     ----------    ----------
NET ASSETS -- END OF PERIOD...............................................  $ 553,959    $ 421,412     $3,936,048    $3,778,906
                                                                            =========    =========     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................      1,866          788         81,765        82,407
 Redeemed.................................................................     (3,196)      (5,105)      (123,853)      (70,121)
                                                                            ---------    ---------     ----------    ----------
 Net Increase (Decrease)..................................................     (1,330)      (4,317)       (42,088)       12,286
                                                                            =========    =========     ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................      1,431        1,048            258           327
 Redeemed.................................................................       (246)        (159)           (99)         (131)
                                                                            ---------    ---------     ----------    ----------
 Net Increase (Decrease)..................................................      1,185          889            159           196
                                                                            =========    =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/COMMON STOCK
                                                                                      INDEX*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   42,173     $   36,778
 Net realized gain (loss) on investments..................................      (59,650)       (96,501)
 Change in unrealized appreciation (depreciation) of investments..........      500,245        580,026
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      482,768        520,303
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       1,095,901      1,095,508
  Transfers between funds including guaranteed interest account,
   net....................................................................      (23,443)        14,610
  Transfers for contract benefits and terminations........................      (74,310)       (50,736)
  Contract maintenance charges............................................     (380,022)      (300,515)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          618,126        758,867
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,100,894      1,279,170
NET ASSETS -- BEGINNING OF PERIOD.........................................    2,528,377      1,249,207
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $3,629,271     $2,528,377
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        3,620          2,083
 Redeemed.................................................................      (10,621)        (7,899)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (7,001)        (5,816)
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        9,727         12,928
 Redeemed.................................................................       (1,412)          (960)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................        8,315         11,968
                                                                             ==========     ==========



                                                                                    EQ/CORE BOND
                                                                                       INDEX*
                                                                           -------------------------------
                                                                             2010 (H)(I)         2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    820,088    $    903,108
 Net realized gain (loss) on investments..................................      (180,883)       (609,464)
 Change in unrealized appreciation (depreciation) of investments..........     1,508,699        (284,396)
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,147,904           9,248
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        2,722,557       1,736,691
  Transfers between funds including guaranteed interest account,
   net....................................................................      (701,616)     30,096,125
  Transfers for contract benefits and terminations........................    (1,861,612)     (3,297,396)
  Contract maintenance charges............................................    (2,400,121)     (1,260,624)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (2,240,792)     27,274,796
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --          80,000
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       (92,888)     27,364,044
NET ASSETS -- BEGINNING OF PERIOD.........................................    36,858,618       9,494,574
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 36,765,730    $ 36,858,618
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       266,096       2,526,737
 Redeemed.................................................................      (493,867)       (440,832)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (227,771)      2,085,905
                                                                            ============    ============
UNIT ACTIVITY CLASS B
 Issued...................................................................         8,987           4,288
 Redeemed.................................................................        (2,735)           (459)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................         6,252           3,829
                                                                            ============    ============



                                                                                 EQ/EQUITY 500 INDEX*
                                                                            ------------------------------
                                                                                 2010            2009
                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $   46,981      $   40,838
 Net realized gain (loss) on investments..................................      (222,616)        (47,219)
 Change in unrealized appreciation (depreciation) of investments..........       626,883         505,012
                                                                              ----------      ----------
 Net Increase (decrease) in net assets from operations....................       451,248         498,631
                                                                              ----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,221,934         802,452
  Transfers between funds including guaranteed interest account,
   net....................................................................       (69,878)            200
  Transfers for contract benefits and terminations........................        (9,392)         (2,820)
  Contract maintenance charges............................................      (387,494)       (294,953)
                                                                              ----------      ----------
Net increase (decrease) in net assets from contractowners transactions           755,170         504,879
                                                                              ----------      ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                              ----------      ----------
INCREASE (DECREASE) IN NET ASSETS.........................................     1,206,418       1,003,510
NET ASSETS -- BEGINNING OF PERIOD.........................................     2,440,750       1,437,240
                                                                              ----------      ----------
NET ASSETS -- END OF PERIOD...............................................    $3,647,168      $2,440,750
                                                                              ==========      ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                              ----------      ----------
 Net Increase (Decrease)..................................................            --              --
                                                                              ==========      ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        15,032           8,033
 Redeemed.................................................................        (6,886)         (1,151)
                                                                              ----------      ----------
 Net Increase (Decrease)..................................................         8,146           6,882
                                                                              ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/EQUITY
                                                                                    GROWTH PLUS*
                                                                           ------------------------------
                                                                                 2010           2009
                                                                           --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $    (4,881)    $   42,938
 Net realized gain (loss) on investments..................................       (73,781)      (327,164)
 Change in unrealized appreciation (depreciation) of investments..........     1,456,627      2,434,489
                                                                             -----------     ----------
 Net Increase (decrease) in net assets from operations....................     1,377,965      2,150,263
                                                                             -----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,440,730      1,630,412
  Transfers between funds including guaranteed interest account,
   net....................................................................      (431,978)      (575,751)
  Transfers for contract benefits and terminations........................      (555,214)      (566,495)
  Contract maintenance charges............................................      (920,642)      (904,532)
                                                                             -----------     ----------
Net increase (decrease) in net assets from contractowners transactions          (467,104)      (416,366)
                                                                             -----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         2,253         17,745
                                                                             -----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................       913,114      1,751,642
NET ASSETS -- BEGINNING OF PERIOD.........................................     9,741,416      7,989,774
                                                                             -----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $10,654,530     $9,741,416
                                                                             ===========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................        97,194        141,490
 Redeemed.................................................................      (151,291)      (233,568)
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................       (54,097)       (92,078)
                                                                             ===========     ==========



                                                                               EQ/GAMCO MERGERS             EQ/GAMCO SMALL
                                                                                & ACQUISITIONS*              COMPANY VALUE*
                                                                           ------------------------- -------------------------------
                                                                               2010         2009           2010            2009
                                                                           ------------ ------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $      --    $      --    $   (121,563)   $    (69,423)
 Net realized gain (loss) on investments..................................      9,804       (1,323)      3,815,289         555,549
 Change in unrealized appreciation (depreciation) of investments..........     34,245       41,424      15,500,411      18,681,526
                                                                            ---------    ---------    ------------    ------------
 Net Increase (decrease) in net assets from operations....................     44,049       40,101      19,194,137      19,167,652
                                                                            ---------    ---------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       157,054       92,545       5,962,651       6,304,914
  Transfers between funds including guaranteed interest account,
   net....................................................................    139,640       (2,450)     (1,937,643)     (2,419,712)
  Transfers for contract benefits and terminations........................       (401)      (1,310)     (5,834,951)     (5,625,739)
  Contract maintenance charges............................................    (48,746)     (32,775)     (4,538,563)     (4,505,995)
                                                                            ---------    ---------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        247,547       56,010      (6,348,506)     (6,246,532)
                                                                            ---------    ---------    ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --              --             550
                                                                            ---------    ---------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................    291,596       96,111      12,845,631      12,921,670
NET ASSETS -- BEGINNING OF PERIOD.........................................    316,134      220,023      64,123,318      51,201,648
                                                                            ---------    ---------    ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 607,730    $ 316,134    $ 76,968,949    $ 64,123,318
                                                                            =========    =========    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,384          596         207,731         305,197
 Redeemed.................................................................       (457)        (117)       (400,334)       (537,006)
                                                                            ---------    ---------    ------------    ------------
 Net Increase (Decrease)..................................................      1,927          479        (192,603)       (231,809)
                                                                            =========    =========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    EQ/GLOBAL
                                                                                   BOND PLUS*
                                                                           ---------------------------
                                                                                2010          2009
                                                                           -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   28,266    $   4,923
 Net realized gain (loss) on investments..................................      (19,990)     (16,003)
 Change in unrealized appreciation (depreciation) of investments..........       50,880       26,488
                                                                             ----------    ---------
 Net Increase (decrease) in net assets from operations....................       59,156       15,408
                                                                             ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         390,837      310,023
  Transfers between funds including guaranteed interest account,
   net....................................................................       (2,336)      28,739
  Transfers for contract benefits and terminations........................      (27,867)      (1,592)
  Contract maintenance charges............................................     (125,372)     (94,151)
                                                                             ----------    ---------
Net increase (decrease) in net assets from contractowners transactions          235,262      243,019
                                                                             ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --           --
                                                                             ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      294,418      258,427
NET ASSETS -- BEGINNING OF PERIOD.........................................      751,784      493,357
                                                                             ----------    ---------
NET ASSETS -- END OF PERIOD...............................................   $1,046,202    $ 751,784
                                                                             ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................           --           --
 Redeemed.................................................................           --           --
                                                                             ----------    ---------
 Net Increase (Decrease)..................................................           --           --
                                                                             ==========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,220        2,872
 Redeemed.................................................................       (1,284)        (801)
                                                                             ----------    ---------
 Net Increase (Decrease)..................................................        1,936        2,071
                                                                             ==========    =========




                                                                                     EQ/GLOBAL
                                                                               MULTI-SECTOR EQUITY*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   58,655     $   45,340
 Net realized gain (loss) on investments..................................     (196,686)      (152,197)
 Change in unrealized appreciation (depreciation) of investments..........      723,120      1,451,216
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      585,089      1,344,359
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       1,425,104      1,368,339
  Transfers between funds including guaranteed interest account,
   net....................................................................     (149,537)        54,991
  Transfers for contract benefits and terminations........................     (101,086)       (51,543)
  Contract maintenance charges............................................     (524,738)      (437,285)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          649,743        934,502
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,234,832      2,278,861
NET ASSETS -- BEGINNING OF PERIOD.........................................    4,464,406      2,185,545
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $5,699,238     $4,464,406
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        4,782          8,355
 Redeemed.................................................................      (12,366)        (8,637)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (7,584)          (282)
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        5,151          6,836
 Redeemed.................................................................         (784)          (699)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................        4,367          6,137
                                                                             ==========     ==========



                                                                                  EQ/INTERMEDIATE
                                                                                    GOVERNMENT
                                                                                    BOND INDEX*
                                                                          -------------------------------
                                                                                2010          2009 (J)'
                                                                          ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................................. $    207,958      $   98,870
 Net realized gain (loss) on investments..................................        5,476         (17,465)
 Change in unrealized appreciation (depreciation) of investments..........      234,560        (294,394)
                                                                           ------------      ----------
 Net Increase (decrease) in net assets from operations....................      447,994        (212,989)
                                                                           ------------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         972,365         362,598
  Transfers between funds including guaranteed interest account,
   net....................................................................    8,588,300       8,241,984
  Transfers for contract benefits and terminations........................     (626,085)       (115,208)
  Contract maintenance charges............................................   (1,097,069)       (243,306)
                                                                           ------------      ----------
Net increase (decrease) in net assets from contractowners transactions        7,837,511       8,246,068
                                                                           ------------      ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --          96,419
                                                                           ------------      ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    8,285,505       8,129,498
NET ASSETS -- BEGINNING OF PERIOD.........................................    8,368,220         238,722
                                                                           ------------      ----------
NET ASSETS -- END OF PERIOD............................................... $ 16,653,725      $8,368,220
                                                                           ============      ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................      608,697         573,740
 Redeemed.................................................................     (151,622)        (31,076)
                                                                           ------------      ----------
 Net Increase (Decrease)..................................................      457,075         542,664
                                                                           ============      ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        1,494           1,804
 Redeemed.................................................................         (310)           (804)
                                                                           ------------      ----------
 Net Increase (Decrease)..................................................        1,184           1,000
                                                                           ============      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                               EQ/INTERNATIONAL
                                                                                  CORE PLUS*
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $  12,664    $  13,731
 Net realized gain (loss) on investments..................................    (43,650)     (26,241)
 Change in unrealized appreciation (depreciation) of investments..........    103,785      126,819
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     72,799      114,309
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       246,514      218,789
  Transfers between funds including guaranteed interest account,
   net....................................................................    (12,642)      82,654
  Transfers for contract benefits and terminations........................     (2,022)        (908)
  Contract maintenance charges............................................    (76,715)     (51,449)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        155,135      249,086
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    227,934      363,395
NET ASSETS -- BEGINNING OF PERIOD.........................................    551,557      188,162
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 779,491    $ 551,557
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,089        2,566
 Redeemed.................................................................       (825)        (247)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................      1,264        2,319
                                                                            =========    =========





                                                                                  EQ/INTERNATIONAL
                                                                                       GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     48,437    $     84,466
 Net realized gain (loss) on investments..................................       515,809         434,510
 Change in unrealized appreciation (depreciation) of investments..........     1,587,804       4,092,177
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,152,050       4,611,153
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,807,388       2,020,207
  Transfers between funds including guaranteed interest account,
   net....................................................................      (655,846)       (834,718)
  Transfers for contract benefits and terminations........................    (1,840,289)     (1,016,921)
  Contract maintenance charges............................................    (1,295,212)     (1,414,813)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,983,959)     (1,246,245)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       168,091       3,364,908
NET ASSETS -- BEGINNING OF PERIOD.........................................    17,016,459      13,651,551
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 17,184,550    $ 17,016,459
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       108,777         176,633
 Redeemed.................................................................      (257,058)       (295,202)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (148,281)       (118,569)
                                                                            ============    ============




                                                                                  EQ/JPMORGAN
                                                                              VALUE OPPORTUNITIES*
                                                                           --------------------------
                                                                               2010          2009
                                                                           ------------ -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   5,415     $  3,117
 Net realized gain (loss) on investments..................................    (15,750)      (9,558)
 Change in unrealized appreciation (depreciation) of investments..........     56,400       59,319
                                                                            ---------     ---------
 Net Increase (decrease) in net assets from operations....................     46,065       52,878
                                                                            ---------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       141,582       84,997
  Transfers between funds including guaranteed interest account,
   net....................................................................     43,179       27,227
  Transfers for contract benefits and terminations........................     (3,587)            (3)
  Contract maintenance charges............................................    (36,879)     (24,994)
                                                                            ---------     ----------
Net increase (decrease) in net assets from contractowners transactions        144,295       87,227
                                                                            ---------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    190,360      140,105
NET ASSETS -- BEGINNING OF PERIOD.........................................    258,313      118,208
                                                                            ---------     ----------
NET ASSETS -- END OF PERIOD...............................................  $ 448,673     $258,313
                                                                            =========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,375          790
 Redeemed.................................................................       (260)         (86)
                                                                            ---------     ----------
 Net Increase (Decrease)..................................................      2,115          704
                                                                            =========     ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/LARGE CAP
                                                                                  CORE PLUS*
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   2,786    $    2,018
 Net realized gain (loss) on investments..................................     23,903       (13,940)
 Change in unrealized appreciation (depreciation) of investments..........     22,868        21,976
                                                                            ---------    ----------
 Net Increase (decrease) in net assets from operations....................     49,557        10,054
                                                                            ---------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        33,682        20,227
  Transfers between funds including guaranteed interest account,
   net....................................................................    193,300           656
  Transfers for contract benefits and terminations........................        (15)           --
  Contract maintenance charges............................................    (14,581)       (9,527)
                                                                            ---------    ----------
Net increase (decrease) in net assets from contractowners transactions        212,386        11,356
                                                                            ---------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --            --
                                                                            ---------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    261,943        21,410
NET ASSETS -- BEGINNING OF PERIOD.........................................     52,868        31,458
                                                                            ---------    ----------
NET ASSETS -- END OF PERIOD...............................................  $ 314,811    $   52,868
                                                                            =========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,514           445
 Redeemed.................................................................       (101)         (304)
                                                                            ---------    ----------
 Net Increase (Decrease)..................................................      2,413           141
                                                                            =========    ==========



                                                                                 EQ/LARGE CAP              EQ/LARGE CAP
                                                                                 GROWTH INDEX*             GROWTH PLUS*
                                                                           ------------------------- -------------------------
                                                                               2010         2009         2010         2009
                                                                           ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   7,756    $  10,158    $   2,004    $   4,161
 Net realized gain (loss) on investments..................................     (3,273)      (3,124)     (11,369)     (11,615)
 Change in unrealized appreciation (depreciation) of investments..........    114,563      134,095       80,346       92,761
                                                                            ---------    ---------    ---------    ---------
 Net Increase (decrease) in net assets from operations....................    119,046      141,129       70,981       85,307
                                                                            ---------    ---------    ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       254,013      218,912      195,029      144,771
  Transfers between funds including guaranteed interest account,
   net....................................................................     25,959       50,324      (20,044)     (12,279)
  Transfers for contract benefits and terminations........................     (5,794)      (2,086)      (3,943)        (147)
  Contract maintenance charges............................................    (81,146)     (57,565)     (53,169)     (39,044)
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        193,032      209,585      117,873       93,301
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --       (8,346)          --           --
                                                                            ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    312,078      342,368      188,854      178,608
NET ASSETS -- BEGINNING OF PERIOD.........................................    567,860      225,492      397,379      218,771
                                                                            ---------    ---------    ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 879,938    $ 567,860    $ 586,233    $ 397,379
                                                                            =========    =========    =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,904        3,613        1,042          966
 Redeemed.................................................................       (427)        (232)        (349)        (348)
                                                                            ---------    ---------    ---------    ---------
 Net Increase (Decrease)..................................................      2,477        3,381          693          618
                                                                            =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/LARGE CAP
                                                                                 VALUE INDEX*
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   4,537    $  15,250
 Net realized gain (loss) on investments..................................    (32,829)      (9,622)
 Change in unrealized appreciation (depreciation) of investments..........     67,662       28,022
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     39,370       33,650
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       129,608       82,679
  Transfers between funds including guaranteed interest account,
   net....................................................................     (6,307)      18,793
  Transfers for contract benefits and terminations........................     (2,369)        (230)
  Contract maintenance charges............................................    (29,772)     (21,962)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions         91,160       79,280
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    130,530      112,930
NET ASSETS -- BEGINNING OF PERIOD.........................................    199,360       86,430
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 329,890    $ 199,360
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,076        1,852
 Redeemed.................................................................       (478)        (110)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................      1,598        1,742
                                                                            =========    =========




                                                                                    EQ/LARGE CAP
                                                                                    VALUE PLUS*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   95,608    $     143,246
 Net realized gain (loss) on investments..................................     (443,678)      (1,244,912)
 Change in unrealized appreciation (depreciation) of investments..........    1,245,610        2,551,028
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      897,540        1,449,362
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         788,096          870,562
  Transfers between funds including guaranteed interest account,
   net....................................................................     (139,611)         273,880
  Transfers for contract benefits and terminations........................     (121,229)      (1,304,701)
  Contract maintenance charges............................................     (503,373)        (457,548)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions           23,883         (617,807)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --           15,000
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      921,423          846,555
NET ASSETS -- BEGINNING OF PERIOD.........................................    6,949,288        6,102,733
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $7,870,711    $   6,949,288
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       29,908           62,209
 Redeemed.................................................................      (38,506)        (137,148)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (8,598)         (74,939)
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,126            5,785
 Redeemed.................................................................       (1,859)            (608)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        1,267            5,177
                                                                             ==========    =============



                                                                                   EQ/LORD ABBETT
                                                                                 GROWTH AND INCOME*
                                                                            ----------------------------
                                                                                 2010           2009
                                                                            -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $   23,454    $   33,636
 Net realized gain (loss) on investments..................................      (282,357)     (617,052)
 Change in unrealized appreciation (depreciation) of investments..........     1,265,032     1,489,950
                                                                              ----------    ----------
 Net Increase (decrease) in net assets from operations....................     1,006,129       906,534
                                                                              ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          918,736       977,615
  Transfers between funds including guaranteed interest account,
   net....................................................................      (313,987)     (177,449)
  Transfers for contract benefits and terminations........................      (329,953)     (357,401)
  Contract maintenance charges............................................      (447,350)     (449,650)
                                                                              ----------    ----------
Net increase (decrease) in net assets from contractowners transactions          (172,554)       (6,885)
                                                                              ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --            --
                                                                              ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................       833,575       899,649
NET ASSETS -- BEGINNING OF PERIOD.........................................     5,851,491     4,951,842
                                                                              ----------    ----------
NET ASSETS -- END OF PERIOD...............................................    $6,685,066    $5,851,491
                                                                              ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        71,338       128,296
 Redeemed.................................................................       (93,703)     (136,739)
                                                                              ----------    ----------
 Net Increase (Decrease)..................................................       (22,365)       (8,443)
                                                                              ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................         1,147         1,170
 Redeemed.................................................................          (102)          (78)
                                                                              ----------    ----------
 Net Increase (Decrease)..................................................         1,045         1,092
                                                                              ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/LORD ABBETT                EQ/MID CAP
                                                                                LARGE CAP CORE*                 INDEX*
                                                                           ------------------------- -----------------------------
                                                                               2010         2009          2010           2009
                                                                           ------------ ------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   1,462    $   1,368     $   29,286     $   32,687
 Net realized gain (loss) on investments..................................     (4,191)      (9,472)      (339,198)      (460,884)
 Change in unrealized appreciation (depreciation) of investments..........     54,720       53,402      1,251,037      1,387,843
                                                                            ---------    ---------     ----------     ----------
 Net Increase (decrease) in net assets from operations....................     51,991       45,298        941,125        959,646
                                                                            ---------    ---------     ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       154,236      117,399        860,992        882,799
  Transfers between funds including guaranteed interest account,
   net....................................................................     26,709       43,513       (311,903)       (85,029)
  Transfers for contract benefits and terminations........................     (7,798)        (406)      (170,146)      (165,172)
  Contract maintenance charges............................................    (38,965)     (24,995)      (347,722)      (318,283)
                                                                            ---------    ---------     ----------     ----------
Net increase (decrease) in net assets from contractowners transactions        134,182      135,511         31,221        314,315
                                                                            ---------    ---------     ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --              8             --
                                                                            ---------    ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    186,173      180,809        972,354      1,273,961
NET ASSETS -- BEGINNING OF PERIOD.........................................    259,465       78,656      3,673,078      2,399,117
                                                                            ---------    ---------     ----------     ----------
NET ASSETS -- END OF PERIOD...............................................  $ 445,638    $ 259,465     $4,645,432     $3,673,078
                                                                            =========    =========     ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --           --         25,864         46,549
 Redeemed.................................................................         --           --        (40,656)       (49,021)
                                                                            ---------    ---------     ----------     ----------
 Net Increase (Decrease)..................................................         --           --        (14,792)         4,175
                                                                            =========    =========     ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................      1,484        1,615          3,039          4,533
 Redeemed.................................................................       (341)        (219)        (1,073)          (358)
                                                                            ---------    ---------     ----------     ----------
 Net Increase (Decrease)..................................................      1,143        1,396          1,966         (2,472)
                                                                            =========    =========     ==========     ==========



                                                                                      EQ/MID CAP
                                                                                     VALUE PLUS*
                                                                           ---------------------------------
                                                                            2010 (A)(B)( C)        2009
                                                                           ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $    125,025     $    128,850
 Net realized gain (loss) on investments..................................     (1,071,808)        (536,382)
 Change in unrealized appreciation (depreciation) of investments..........      3,530,880       (2,354,440)
                                                                             ------------     ------------
 Net Increase (decrease) in net assets from operations....................      2,584,097       (2,761,972)
                                                                             ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         1,742,806          731,037
  Transfers between funds including guaranteed interest account,
   net....................................................................       (876,053)      14,777,954
  Transfers for contract benefits and terminations........................       (843,909)        (500,137)
  Contract maintenance charges............................................       (942,748)        (329,427)
                                                                             ------------     ------------
Net increase (decrease) in net assets from contractowners transactions           (919,904)      14,679,427
                                                                             ------------     ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             --            2,001
                                                                             ------------     ------------
INCREASE (DECREASE) IN NET ASSETS.........................................      1,664,193       11,919,456
NET ASSETS -- BEGINNING OF PERIOD.........................................     12,238,307          318,851
                                                                             ------------     ------------
NET ASSETS -- END OF PERIOD...............................................   $ 13,902,500     $ 12,238,307
                                                                             ============     ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        113,161        1,069,729
 Redeemed.................................................................       (196,426)        (113,288)
                                                                             ------------     ------------
 Net Increase (Decrease)..................................................        (83,265)           6,298
                                                                             ============     ============
UNIT ACTIVITY CLASS B
 Issued...................................................................          1,931            6,573
 Redeemed.................................................................         (1,469)            (275)
                                                                             ------------     ------------
 Net Increase (Decrease)..................................................            462          956,441
                                                                             ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/MONEY MARKET*
                                                                           --------------------------------
                                                                                 2010            2009
                                                                           --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    (42,921)   $       17,614
 Net realized gain (loss) on investments..................................         7,383             4,666
 Change in unrealized appreciation (depreciation) of investments..........        (5,186)            8,534
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................       (40,724)           30,814
                                                                            ------------    --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        7,736,375        10,032,235
  Transfers between funds including guaranteed interest account,
   net....................................................................    (3,179,567)       (7,055,213)
  Transfers for contract benefits and terminations........................    (7,163,199)      (22,947,763)
  Contract maintenance charges............................................    (2,383,976)       (3,710,734)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions        (4,990,367)      (23,681,475)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        11,646           (16,415)
                                                                            ------------    --------------
INCREASE (DECREASE) IN NET ASSETS.........................................    (5,019,445)      (23,667,076)
NET ASSETS -- BEGINNING OF PERIOD.........................................    23,763,081        47,430,157
                                                                            ------------    --------------
NET ASSETS -- END OF PERIOD...............................................  $ 18,743,636    $   23,763,081
                                                                            ============    ==============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       752,968         1,269,081
 Redeemed.................................................................    (1,222,347)       (3,387,217)
                                                                            ------------    --------------
 Net Increase (Decrease)..................................................      (469,379)            3,889
                                                                            ============    ==============
UNIT ACTIVITY CLASS B
 Issued...................................................................        40,117            35,752
 Redeemed.................................................................       (38,500)          (31,863)
                                                                            ------------    --------------
 Net Increase (Decrease)..................................................         1,617        (2,118,136)
                                                                            ============    ==============




                                                                                     EQ/MONTAG &
                                                                                  CALDWELL GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     97,298    $     14,127
 Net realized gain (loss) on investments..................................     1,805,627         556,399
 Change in unrealized appreciation (depreciation) of investments..........     1,649,576      11,165,699
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     3,552,501      11,736,225
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        5,642,814       6,392,025
  Transfers between funds including guaranteed interest account,
   net....................................................................    (1,956,930)        489,350
  Transfers for contract benefits and terminations........................    (3,639,062)     (3,796,308)
  Contract maintenance charges............................................    (4,042,993)     (4,308,795)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (3,996,171)     (1,223,728)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................      (443,670)     10,512,497
NET ASSETS -- BEGINNING OF PERIOD.........................................    49,538,556      39,026,059
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 49,094,886    $ 49,538,556
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============
UNIT ACTIVITY CLASS B
 Issued...................................................................       521,330       1,112,773
 Redeemed.................................................................      (915,569)     (1,171,934)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (394,239)        (59,161)
                                                                            ============    ============




                                                                                  EQ/MORGAN STANLEY
                                                                                   MID CAP GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $     8,539    $     (18,232)
 Net realized gain (loss) on investments..................................       (27,324)      (1,140,710)
 Change in unrealized appreciation (depreciation) of investments..........     2,683,524        4,325,342
                                                                             -----------    -------------
 Net Increase (decrease) in net assets from operations....................     2,664,739        3,166,400
                                                                             -----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,212,467        1,180,175
  Transfers between funds including guaranteed interest account,
   net....................................................................      (178,041)        (169,829)
  Transfers for contract benefits and terminations........................      (578,173)      (1,103,186)
  Contract maintenance charges............................................      (639,273)        (593,908)
                                                                             -----------    -------------
Net increase (decrease) in net assets from contractowners transactions          (183,020)        (686,748)
                                                                             -----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --               --
                                                                             -----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................     2,481,719        2,479,652
NET ASSETS -- BEGINNING OF PERIOD.........................................     8,518,510        6,038,858
                                                                             -----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $11,000,229    $   8,518,510
                                                                             ===========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        96,359          130,139
 Redeemed.................................................................      (137,122)        (212,360)
                                                                             -----------    -------------
 Net Increase (Decrease)..................................................       (40,763)         (82,221)
                                                                             ===========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................         3,517            3,292
 Redeemed.................................................................        (1,425)            (334)
                                                                             -----------    -------------
 Net Increase (Decrease)..................................................         2,092            2,958
                                                                             ===========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/PIMCO ULTRA
                                                                                    SHORT BOND*
                                                                           -----------------------------
                                                                             2010 (d)(e)       2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   14,441     $   51,276
 Net realized gain (loss) on investments..................................      (94,606)      (209,890)
 Change in unrealized appreciation (depreciation) of investments..........      125,816        479,129
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................       45,651        320,515
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       1,050,100        922,698
  Transfers between funds including guaranteed interest account,
   net....................................................................     (227,519)     1,201,579
  Transfers for contract benefits and terminations........................     (379,680)      (879,736)
  Contract maintenance charges............................................     (483,884)      (435,590)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          (40,983)       808,951
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................        4,668      1,129,466
NET ASSETS -- BEGINNING OF PERIOD.........................................    6,076,630      4,947,164
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $6,081,298     $6,076,630
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        8,692         39,593
 Redeemed.................................................................      (18,801)       (63,236)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (10,109)        30,842
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................       53,010         88,772
 Redeemed.................................................................      (74,513)       (57,930)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (21,503)       (23,643)
                                                                             ==========     ==========




                                                                                     EQ/QUALITY
                                                                                     BOND PLUS*
                                                                           -------------------------------
                                                                               2010 (k)          2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     987,572    $   255,527
 Net realized gain (loss) on investments..................................         23,135        (14,327)
 Change in unrealized appreciation (depreciation) of investments..........       (436,577)      (207,347)
                                                                            -------------    -----------
 Net Increase (decrease) in net assets from operations....................        574,130         33,853
                                                                            -------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         1,187,503        408,057
  Transfers between funds including guaranteed interest account,
   net....................................................................       (639,196)    10,002,653
  Transfers for contract benefits and terminations........................     (1,030,530)      (168,002)
  Contract maintenance charges............................................       (879,641)      (280,166)
                                                                            -------------    -----------
Net increase (decrease) in net assets from contractowners transactions         (1,361,864)     9,962,542
                                                                            -------------    -----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             --            499
                                                                            -------------    -----------
INCREASE (DECREASE) IN NET ASSETS.........................................       (787,734)     9,996,894
NET ASSETS -- BEGINNING OF PERIOD.........................................     10,400,974        404,080
                                                                            -------------    -----------
NET ASSETS -- END OF PERIOD...............................................  $   9,613,240    $10,400,974
                                                                            =============    ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................          2,377         23,231
 Redeemed.................................................................        (13,696)          (674)
                                                                            -------------    -----------
 Net Increase (Decrease)..................................................        (11,319)       469,666
                                                                            =============    ===========
UNIT ACTIVITY CLASS B
 Issued...................................................................         78,132        500,903
 Redeemed.................................................................       (136,950)       (31,237)
                                                                            -------------    -----------
 Net Increase (Decrease)..................................................        (58,818)        22,557
                                                                            =============    ===========



                                                                                  EQ/SMALL COMPANY
                                                                                      INDEX*
                                                                           -----------------------------
                                                                               2010            2009
                                                                          -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   75,864    $      79,073
 Net realized gain (loss) on investments..................................    (241,498)        (776,360)
 Change in unrealized appreciation (depreciation) of investments..........   1,713,690        2,515,960
                                                                            ----------    -------------
 Net Increase (decrease) in net assets from operations....................   1,548,056        1,818,673
                                                                            ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        396,891          401,513
  Transfers between funds including guaranteed interest account,
   net....................................................................      31,640        2,089,191
  Transfers for contract benefits and terminations........................     (94,378)      (1,170,155)
  Contract maintenance charges............................................    (317,126)        (283,617)
                                                                            ----------    -------------
Net increase (decrease) in net assets from contractowners transactions          17,027        1,036,932
                                                                            ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          --               --
                                                                            ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................   1,565,083        2,855,605
NET ASSETS -- BEGINNING OF PERIOD.........................................   5,964,841        3,109,236
                                                                            ----------    -------------
NET ASSETS -- END OF PERIOD...............................................  $7,529,924    $   5,964,841
                                                                            ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................      19,935          418,275
 Redeemed.................................................................     (36,399)        (182,466)
                                                                            ----------    -------------
 Net Increase (Decrease)..................................................     (16,464)           1,233
                                                                            ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................       2,303            1,735
 Redeemed.................................................................      (1,104)            (502)
                                                                            ----------    -------------
 Net Increase (Decrease)..................................................       1,199          235,809
                                                                            ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/T. ROWE PRICE
                                                                                    GROWTH STOCK*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   (203,921)   $   (181,813)
 Net realized gain (loss) on investments..................................       472,590      (2,479,000)
 Change in unrealized appreciation (depreciation) of investments..........     5,020,404      13,957,386
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     5,289,073      11,296,573
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        4,337,816       4,527,309
  Transfers between funds including guaranteed interest account,
   net....................................................................    (1,378,517)     (2,260,731)
  Transfers for contract benefits and terminations........................    (2,655,331)     (3,217,285)
  Contract maintenance charges............................................    (3,209,298)     (3,396,443)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (2,905,330)     (4,347,150)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              99
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     2,383,743       6,949,522
NET ASSETS -- BEGINNING OF PERIOD.........................................    36,230,845      29,281,323
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 38,614,588    $ 36,230,845
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       302,594         428,146
 Redeemed.................................................................      (514,556)       (827,686)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (211,962)       (399,540)
                                                                            ============    ============




                                                                                    EQ/UBS GROWTH
                                                                                      & INCOME*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     48,044    $     55,520
 Net realized gain (loss) on investments..................................       182,966        (115,371)
 Change in unrealized appreciation (depreciation) of investments..........     1,521,966       3,721,870
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     1,752,976       3,662,019
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,910,992       2,212,516
  Transfers between funds including guaranteed interest account,
   net....................................................................      (541,865)       (564,668)
  Transfers for contract benefits and terminations........................    (1,171,139)       (857,970)
  Contract maintenance charges............................................    (1,390,976)     (1,437,380)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,192,988)       (647,502)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --           3,100
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       559,988       3,017,617
NET ASSETS -- BEGINNING OF PERIOD.........................................    14,918,926      11,901,309
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 15,478,914    $ 14,918,926
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       177,890         254,533
 Redeemed.................................................................      (295,297)       (339,552)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (117,407)        (85,019)
                                                                            ============    ============




                                                                                EQ/VAN KAMPEN
                                                                                  COMSTOCK*
                                                                          -------------------------
                                                                              2010          2009
                                                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................................. $   6,426     $   2,320
 Net realized gain (loss) on investments..................................    (5,539)       (2,833)
 Change in unrealized appreciation (depreciation) of investments..........    80,066        40,511
                                                                           ---------     ---------
 Net Increase (decrease) in net assets from operations....................    80,953        39,998
                                                                           ---------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                      130,766        73,915
  Transfers between funds including guaranteed interest account,
   net....................................................................   213,325         7,709
  Transfers for contract benefits and terminations........................    (1,758)         (817)
  Contract maintenance charges............................................   (34,255)      (22,897)
                                                                           ---------     ---------
Net increase (decrease) in net assets from contractowners transactions       308,078        57,910
                                                                           ---------     ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        --            --
                                                                           ---------     ---------
INCREASE (DECREASE) IN NET ASSETS.........................................   389,031        97,908
NET ASSETS -- BEGINNING OF PERIOD.........................................   191,697        93,789
                                                                           ---------     ---------
NET ASSETS -- END OF PERIOD............................................... $ 580,728     $ 191,697
                                                                           =========     =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................     3,398           790
 Redeemed.................................................................      (153)          (51)
                                                                           ---------     ---------
 Net Increase (Decrease)..................................................     3,245           739
                                                                           =========     =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/WELLS FARGO         FIDELITY(R) VIP ASSET
                                                                             ADVANTAGE OMEGA GROWTH*      MANAGER PORTFOLIO
                                                                           --------------------------- ------------------------
                                                                                2010          2009         2010         2009
                                                                           -------------- ------------ ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $       73    $     280    $      131   $  2,107
 Net realized gain (loss) on investments..................................       50,417       (7,241)       15,898     (2,907)
 Change in unrealized appreciation (depreciation) of investments..........      120,403       47,533       (11,462)    23,501
                                                                             ----------    ---------    ----------   --------
 Net Increase (decrease) in net assets from operations....................      170,893       40,572         4,567     22,701
                                                                             ----------    ---------    ----------   --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         336,351      116,908           163      2,974
  Transfers between funds including guaranteed interest account,
   net....................................................................      354,781       63,528       (50,004)    38,633
  Transfers for contract benefits and terminations........................       (9,474)        (247)      (44,648)    (3,671)
  Contract maintenance charges............................................      (63,956)     (20,023)       (3,037)    (3,954)
                                                                             ----------    ---------    ----------   --------
Net increase (decrease) in net assets from contractowners transactions          617,702      160,166       (97,526)    33,982
                                                                             ----------    ---------    ----------   --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --           --            --         --
                                                                             ----------    ---------    ----------   --------
INCREASE (DECREASE) IN NET ASSETS.........................................      788,595      200,738       (92,959)    56,683
NET ASSETS -- BEGINNING OF PERIOD.........................................      252,137       51,399        98,742     42,059
                                                                             ----------    ---------    ----------   --------
NET ASSETS -- END OF PERIOD...............................................   $1,040,732    $ 252,137    $    5,783   $ 98,742
                                                                             ==========    =========    ==========   ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................        6,665        1,956            --         --
 Redeemed.................................................................         (880)        (346)           --         --
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................        5,785        1,610            --         --
                                                                             ==========    =========    ==========   ========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................           --           --           510      4,462
 Redeemed.................................................................           --           --        (7,919)      (948)
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................           --           --        (7,409)     3,514
                                                                             ==========    =========    ==========   ========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           --           --            --         --
 Redeemed.................................................................           --           --            --         --
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................           --           --            --         --
                                                                             ==========    =========    ==========   ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................           --           --            --         --
 Redeemed.................................................................           --           --            --         --
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................           --           --            --         --
                                                                             ==========    =========    ==========   ========



                                                                                   FIDELITY(R) VIP
                                                                               CONTRAFUND(R) PORTFOLIO
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    156,961    $    210,395
 Net realized gain (loss) on investments..................................    (2,067,301)     (9,294,098)
 Change in unrealized appreciation (depreciation) of investments..........     5,770,971      16,407,866
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     3,860,631       7,324,163
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        2,207,249       2,503,368
  Transfers between funds including guaranteed interest account,
   net....................................................................      (742,187)     (1,892,970)
  Transfers for contract benefits and terminations........................    (1,867,830)     (7,514,682)
  Contract maintenance charges............................................    (1,879,830)     (1,999,677)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (2,282,598)     (8,903,961)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     1,578,033      (1,579,798)
NET ASSETS -- BEGINNING OF PERIOD.........................................    24,926,989      26,506,787
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 26,505,022    $ 24,926,989
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................        39,131          95,568
 Redeemed.................................................................       (61,788)       (752,005)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................       (22,657)       (656,437)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................       158,434         249,531
 Redeemed.................................................................      (307,565)       (381,121)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (149,131)       (131,590)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................         1,537              --
 Redeemed.................................................................          (205)             --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................         1,332              --
                                                                            ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                                                GROWTH & INCOME         FIDELITY(R) VIP
                                                                                   PORTFOLIO           MID CAP PORTFOLIO
                                                                           -------------------------- -------------------
                                                                               2010          2009           2010 (i)
                                                                           ------------ ------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   3,268    $     3,403       $     78
 Net realized gain (loss) on investments..................................     (6,965)      (138,557)           617
 Change in unrealized appreciation (depreciation) of investments..........     63,439        211,134          3,467
                                                                            ---------    -----------       --------
 Net Increase (decrease) in net assets from operations....................     59,742         75,980          4,162
                                                                            ---------    -----------       --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        36,518         41,764         38,021
  Transfers between funds including guaranteed interest account,
   net....................................................................     76,234        (13,181)        38,625
  Transfers for contract benefits and terminations........................       (566)      (118,273)            --
  Contract maintenance charges............................................    (12,384)       (14,111)        (2,721)
                                                                            ---------    -----------       --------
Net increase (decrease) in net assets from contractowners transactions         99,802       (103,801)        73,925
                                                                            ---------    -----------       --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --             --             --
                                                                            ---------    -----------       --------
INCREASE (DECREASE) IN NET ASSETS.........................................    159,544        (27,821)        78,087
NET ASSETS -- BEGINNING OF PERIOD.........................................    348,729        376,550             --
                                                                            ---------    -----------       --------
NET ASSETS -- END OF PERIOD...............................................  $ 508,273    $   348,729       $ 78,087
                                                                            =========    ===========       ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --             --             --
 Redeemed.................................................................         --             --             --
                                                                            ---------    -----------       --------
 Net Increase (Decrease)..................................................         --             --             --
                                                                            =========    ===========       ========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................     10,184          5,422             --
 Redeemed.................................................................     (1,394)       (18,781)            --
                                                                            ---------    -----------       --------
 Net Increase (Decrease)..................................................      8,790        (13,359)            --
                                                                            =========    ===========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................        110             --            723
 Redeemed.................................................................        (22)            --            (34)
                                                                            ---------    -----------       --------
 Net Increase (Decrease)..................................................         88             --            689
                                                                            =========    ===========       ========



                                                                                  FRANKLIN INCOME
                                                                                  SECURITIES FUND
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  443,329    $     512,718
 Net realized gain (loss) on investments..................................      (97,645)        (564,315)
 Change in unrealized appreciation (depreciation) of investments..........      471,740        1,932,978
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      817,424        1,881,381
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         783,106          918,356
  Transfers between funds including guaranteed interest account,
   net....................................................................     (206,427)        (371,055)
  Transfers for contract benefits and terminations........................     (453,905)      (1,265,727)
  Contract maintenance charges............................................     (436,150)        (469,665)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions         (313,376)      (1,188,091)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      504,048          693,290
NET ASSETS -- BEGINNING OF PERIOD.........................................    6,792,072        6,098,782
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $7,296,120    $   6,792,072
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................       61,814           97,357
 Redeemed.................................................................      (85,106)        (240,807)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................      (23,292)        (143,450)
                                                                             ==========    =============
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============



                                                                                FRANKLIN RISING
                                                                             DIVIDENDS SECURITIES
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   6,801    $   4,828
 Net realized gain (loss) on investments..................................    (14,726)     (40,714)
 Change in unrealized appreciation (depreciation) of investments..........    116,073      107,523
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................    108,148       71,637
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       106,157      101,857
  Transfers between funds including guaranteed interest account,
   net....................................................................     97,491      (23,596)
  Transfers for contract benefits and terminations........................    (45,591)     (33,244)
  Contract maintenance charges............................................    (41,636)     (42,961)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        116,421        2,056
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    224,569       73,693
NET ASSETS -- BEGINNING OF PERIOD.........................................    512,350      438,657
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 736,919    $ 512,350
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................      8,343       10,399
 Redeemed.................................................................     (7,630)     (10,447)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................        713          (48)
                                                                            =========    =========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                            FRANKLIN SMALL CAP     FRANKLIN STRATEGIC
                                                                             VALUE SECURITIES    INCOME SECURITIES FUND
                                                                           -------------------- ------------------------
                                                                                 2010 (l)               2010 (l)
                                                                           -------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................       $    6                 $      2
 Net realized gain (loss) on investments..................................           73                      113
 Change in unrealized appreciation (depreciation) of investments..........        2,840                    1,644
                                                                                 ------                 --------
 Net Increase (decrease) in net assets from operations....................        2,919                    1,759
                                                                                 ------                 --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           4,902                   34,395
  Transfers between funds including guaranteed interest account,
   net....................................................................       18,325                   52,977
  Transfers for contract benefits and terminations........................           --                       --
  Contract maintenance charges............................................         (339)                  (3,994)
                                                                                 ------                 --------
Net increase (decrease) in net assets from contractowners transactions           22,888                   83,378
                                                                                 ------                 --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --                       --
                                                                                 ------                 --------
INCREASE (DECREASE) IN NET ASSETS.........................................       25,807                   85,137
NET ASSETS -- BEGINNING OF PERIOD.........................................           --                       --
                                                                                 ------                 --------
NET ASSETS -- END OF PERIOD...............................................       $25,807                $ 85,137
                                                                                 =======                ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................          251                      830
 Redeemed.................................................................             (9)                   (21)
                                                                                 ---------              --------
 Net Increase (Decrease)..................................................          242                      809
                                                                                 ========               ========
UNIT ACTIVITY SERIES I
 Issued...................................................................           --                       --
 Redeemed.................................................................           --                       --
                                                                                 --------               --------
 Net Increase (Decrease)..................................................           --                       --
                                                                                 ========               ========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................           --                       --
 Redeemed.................................................................           --                       --
                                                                                 --------               --------
 Net Increase (Decrease)..................................................           --                       --
                                                                                 ========               ========



                                                                            GOLDMAN SACHS        INVESCO V.I.
                                                                             VIT MID CAP           FINANCIAL
                                                                             VALUE FUND          SERVICES FUND
                                                                           -------------- --------------------------
                                                                              2010 (l)         2010         2009
                                                                           -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $    207     $      (431)  $   4,569
 Net realized gain (loss) on investments..................................         241        (112,380)    (70,109)
 Change in unrealized appreciation (depreciation) of investments..........       7,468         128,613     103,659
                                                                              --------     -----------   ---------
 Net Increase (decrease) in net assets from operations....................       7,916          15,802      38,119
                                                                              --------     -----------   ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         37,840          41,393      42,589
  Transfers between funds including guaranteed interest account,
   net....................................................................      10,347         (12,008)     (1,105)
  Transfers for contract benefits and terminations........................          --         (34,714)     (7,479)
  Contract maintenance charges............................................      (2,244)        (14,586)    (13,648)
                                                                              --------     -----------   ---------
Net increase (decrease) in net assets from contractowners transactions          45,943         (19,915)     20,357
                                                                              --------     -----------   ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          --              --          --
                                                                              --------     -----------   ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      53,859          (4,113)     58,476
NET ASSETS -- BEGINNING OF PERIOD.........................................          --         178,829     120,353
                                                                              --------     -----------   ---------
NET ASSETS -- END OF PERIOD...............................................    $ 53,859     $   174,716   $ 178,829
                                                                              ========     ===========   =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................          --              --          --
 Redeemed.................................................................          --              --          --
                                                                              --------     -----------   ---------
 Net Increase (Decrease)..................................................          --              --          --
                                                                              ========     ===========   =========
UNIT ACTIVITY SERIES I
 Issued...................................................................          --           7,386      10,182
 Redeemed.................................................................          --         (10,647)     (5,802)
                                                                              --------     -----------   ---------
 Net Increase (Decrease)..................................................          --          (3,261)      4,380
                                                                              ========     ===========   =========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................         516              --          --
 Redeemed.................................................................         (19)             --          --
                                                                              --------     -----------   ---------
 Net Increase (Decrease)..................................................         497              --          --
                                                                              ========     ===========   =========



                                                                                 INVESCO V.I.
                                                                                 GLOBAL HEALTH
                                                                                   CARE FUND
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $  (1,850)   $     186
 Net realized gain (loss) on investments..................................    (34,189)     (50,373)
 Change in unrealized appreciation (depreciation) of investments..........     67,248      180,870
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     31,209      130,683
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        68,980      107,861
  Transfers between funds including guaranteed interest account,
   net....................................................................      7,207        3,354
  Transfers for contract benefits and terminations........................    (61,177)     (54,366)
  Contract maintenance charges............................................    (40,646)     (44,965)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        (25,636)      11,884
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      5,573      142,567
NET ASSETS -- BEGINNING OF PERIOD.........................................    648,310      505,742
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 653,883    $ 648,310
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========
UNIT ACTIVITY SERIES I
 Issued...................................................................      8,572       12,016
 Redeemed.................................................................    (10,803)     (11,762)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................     (2,231)         254
                                                                            =========    =========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            INVESCO V.I.   INVESCO V.I.
                                                                            GLOBAL REAL   INTERNATIONAL
                                                                            ESTATE FUND    GROWTH FUND
                                                                           ------------- ---------------
                                                                              2010 (l)       2010 (l)
                                                                           ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $ 2,377        $   259
 Net realized gain (loss) on investments..................................        46             46
 Change in unrealized appreciation (depreciation) of investments..........     3,401          3,070
                                                                             -------        -------
 Net Increase (decrease) in net assets from operations....................     5,824          3,375
                                                                             -------        -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       56,501         22,176
  Transfers between funds including guaranteed interest account,
   net....................................................................    19,524         45,381
  Transfers for contract benefits and terminations........................        --             --
  Contract maintenance charges............................................    (2,029)        (2,106)
                                                                             -------        -------
Net increase (decrease) in net assets from contractowners transactions        73,996         65,451
                                                                             -------        -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        --             --
                                                                             -------        -------
INCREASE (DECREASE) IN NET ASSETS.........................................    79,820         68,826
NET ASSETS -- BEGINNING OF PERIOD.........................................        --             --
                                                                             -------        -------
NET ASSETS -- END OF PERIOD...............................................   $79,820        $68,826
                                                                             =======        =======
CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
 Issued...................................................................        --             --
 Redeemed.................................................................        --             --
                                                                             -------        -------
 Net Increase (Decrease)..................................................        --             --
                                                                             =======        =======
UNIT ACTIVITY SERIES II
 Issued...................................................................       722            626
 Redeemed.................................................................        (6)             (3)
                                                                             --------       --------
 Net Increase (Decrease)..................................................       716            623
                                                                             ========       ========



                                                                            INVESCO V.I.   INVESCO V.I.        INVESCO V.I.
                                                                            MID CAP CORE     SMALL CAP          TECHNOLOGY
                                                                             EQUITY FUND    EQUITY FUND            FUND
                                                                           -------------- -------------- -------------------------
                                                                              2010 (l)       2010 (l)        2010         2009
                                                                           -------------- -------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $   20         $   --       $    (690)    $   (404)
 Net realized gain (loss) on investments..................................        16             12           2,435       (5,353)
 Change in unrealized appreciation (depreciation) of investments..........     1,076            908          42,997       58,899
                                                                              ------         ------       ---------     --------
 Net Increase (decrease) in net assets from operations....................     1,112            920          44,742       53,142
                                                                              ------         ------       ---------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        4,497          4,139          31,239       41,200
  Transfers between funds including guaranteed interest account,
   net....................................................................    14,564          6,905          41,115       30,818
  Transfers for contract benefits and terminations........................        --             --          (8,382)      (9,121)
  Contract maintenance charges............................................      (893)          (438)        (12,381)      (9,977)
                                                                              ------         ------       ---------     --------
Net increase (decrease) in net assets from contractowners transactions        18,168         10,606          51,591       52,920
                                                                              ------         ------       ---------     --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        --             --              --           --
                                                                              ------         ------       ---------     --------
INCREASE (DECREASE) IN NET ASSETS.........................................    19,280         11,526          96,333      106,062
NET ASSETS -- BEGINNING OF PERIOD.........................................        --             --         181,096       75,034
                                                                              ------         ------       ---------     --------
NET ASSETS -- END OF PERIOD...............................................    $19,280        $11,526      $ 277,429     $181,096
                                                                              =======        =======      =========     ========
CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
 Issued...................................................................        --             --           7,564        9,905
 Redeemed.................................................................        --             --          (3,368)      (2,855)
                                                                              -------        -------      ---------     --------
 Net Increase (Decrease)..................................................        --             --           4,196        7,050
                                                                              =======        =======      =========     ========
UNIT ACTIVITY SERIES II
 Issued...................................................................       189            106              --           --
 Redeemed.................................................................        (6)            (1)             --           --
                                                                              -------        -------      ---------     --------
 Net Increase (Decrease)..................................................       183            105              --           --
                                                                              =======        =======      =========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   INVESCO VAN
                                                                                   KAMPEN V.I.
                                                                                   GLOBAL VALUE           IVY FUNDS
                                                                                   EQUITY FUND           VIP ENERGY
                                                                           ---------------------------- ------------
                                                                                2010           2009       2010 (l)
                                                                           -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  8,235      $    30,887    $     --
 Net realized gain (loss) on investments..................................    (92,058)        (674,189)      3,742
 Change in unrealized appreciation (depreciation) of investments..........    136,922          689,573      19,233
                                                                             ---------     -----------    --------
 Net Increase (decrease) in net assets from operations....................     53,099           46,271      22,975
                                                                             ---------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        73,040           87,223      60,635
  Transfers between funds including guaranteed interest account,
   net....................................................................    (18,379)        (175,737)     25,243
  Transfers for contract benefits and terminations........................    (28,691)        (564,993)         --
  Contract maintenance charges............................................    (39,320)         (48,937)     (2,837)
                                                                             ---------     -----------    --------
Net increase (decrease) in net assets from contractowners transactions        (13,350)        (702,444)     83,041
                                                                             ---------     -----------    --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           (3)            --          --
                                                                             -----------   -----------    --------
INCREASE (DECREASE) IN NET ASSETS.........................................     39,746         (656,173)    106,016
NET ASSETS -- BEGINNING OF PERIOD.........................................    513,137        1,169,310          --
                                                                             ----------    -----------    --------
NET ASSETS -- END OF PERIOD...............................................   $552,883      $   513,137    $106,016
                                                                             ==========    ===========    ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................      7,180           14,386          --
 Redeemed.................................................................     (8,382)         (90,736)         --
                                                                             ----------    -----------    --------
 Net Increase (Decrease)..................................................     (1,202)         (76,350)         --
                                                                             ==========    ===========    ========
UNIT ACTIVITY COMMON SHARES
 Issued...................................................................         --               --       1,074
 Redeemed.................................................................         --               --        (148)
                                                                             ----------    -----------    --------
 Net Increase (Decrease)..................................................         --               --         926
                                                                             ==========    ===========    ========
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................         --               --          --
 Redeemed.................................................................         --               --          --
                                                                             ----------    -----------    --------
 Net Increase (Decrease)..................................................         --               --          --
                                                                             ==========    ===========    ========



                                                                             IVY FUNDS    IVY FUNDS          JANUS ASPEN
                                                                              VIP MID     VIP SMALL        SERIES BALANCED
                                                                            CAP GROWTH   CAP GROWTH           PORTFOLIO
                                                                           ------------ ------------ ----------------------------
                                                                             2010 (l)     2010 (l)        2010           2009
                                                                           ------------ ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $     --     $     --     $  208,624    $  205,786
 Net realized gain (loss) on investments..................................        122          155        176,168       315,304
 Change in unrealized appreciation (depreciation) of investments..........     10,971        4,017        278,553     1,257,374
                                                                             --------     --------     ----------    ----------
 Net Increase (decrease) in net assets from operations....................     11,093        4,172        663,345     1,778,464
                                                                             --------     --------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       116,920       11,927        758,499       874,988
  Transfers between funds including guaranteed interest account,
   net....................................................................     15,462       22,721       (110,582)      318,641
  Transfers for contract benefits and terminations........................         --           --       (555,657)     (502,132)
  Contract maintenance charges............................................     (2,351)      (1,388)      (729,971)     (798,865)
                                                                             --------     --------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions        130,031       33,260       (637,711)     (107,368)
                                                                             --------     --------     ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --             --            --
                                                                             --------     --------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    141,124       37,432         25,634     1,671,096
NET ASSETS -- BEGINNING OF PERIOD.........................................         --           --      8,781,557     7,110,461
                                                                             --------     --------     ----------    ----------
NET ASSETS -- END OF PERIOD...............................................   $141,124     $ 37,432     $8,807,191    $8,781,557
                                                                             ========     ========     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................         --           --             --            --
 Redeemed.................................................................         --           --             --            --
                                                                             --------     --------     ----------    ----------
 Net Increase (Decrease)..................................................         --           --             --            --
                                                                             ========     ========     ==========    ==========
UNIT ACTIVITY COMMON SHARES
 Issued...................................................................      1,235          359             --            --
 Redeemed.................................................................        (16)         (29)            --            --
                                                                             --------     --------     ----------    ----------
 Net Increase (Decrease)..................................................      1,219          330             --            --
                                                                             ========     ========     ==========    ==========
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................         --           --         79,456       150,397
 Redeemed.................................................................         --           --       (120,305)     (158,288)
                                                                             --------     --------     ----------    ----------
 Net Increase (Decrease)..................................................         --           --        (40,849)       (7,891)
                                                                             ========     ========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 JANUS ASPEN SERIES
                                                                                ENTERPRISE PORTFOLIO
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    (33,236)   $    (34,060)
 Net realized gain (loss) on investments..................................       620,077         293,389
 Change in unrealized appreciation (depreciation) of investments..........     2,223,597       3,610,237
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,810,438       3,869,566
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,015,127       1,218,652
  Transfers between funds including guaranteed interest account,
   net....................................................................      (595,170)       (491,929)
  Transfers for contract benefits and terminations........................      (793,568)       (936,466)
  Contract maintenance charges............................................      (899,403)       (913,913)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,273,014)     (1,123,656)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     1,537,424       2,745,910
NET ASSETS -- BEGINNING OF PERIOD.........................................    12,019,464       9,273,554
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 13,556,888    $ 12,019,464
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       134,638         218,324
 Redeemed.................................................................      (285,252)       (395,921)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (150,614)       (177,597)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============





                                                                                 JANUS ASPEN SERIES
                                                                                   FORTY PORTFOLIO
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $      2,381    $    (44,526)
 Net realized gain (loss) on investments..................................       845,560         738,481
 Change in unrealized appreciation (depreciation) of investments..........       181,185       5,327,773
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     1,029,126       6,021,728
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,244,541       1,575,364
  Transfers between funds including guaranteed interest account,
   net....................................................................      (470,585)       (959,789)
  Transfers for contract benefits and terminations........................    (1,174,883)     (1,748,266)
  Contract maintenance charges............................................    (1,055,399)     (1,123,839)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,456,326)     (2,256,530)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................      (427,200)      3,765,198
NET ASSETS -- BEGINNING OF PERIOD.........................................    18,027,856      14,262,658
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 17,600,656    $ 18,027,856
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       128,457         209,281
 Redeemed.................................................................      (244,963)       (470,321)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (116,506)       (261,040)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................        25,286          33,009
 Redeemed.................................................................       (35,554)        (30,657)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................       (10,268)          2,352
                                                                            ============    ============



                                                                                 JANUS ASPEN SERIES
                                                                                 OVERSEAS PORTFOLIO
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   32,649    $      18,448
 Net realized gain (loss) on investments..................................        4,854          130,074
 Change in unrealized appreciation (depreciation) of investments..........    1,901,373        3,683,465
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................    1,938,876        3,831,987
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         526,112          686,026
  Transfers between funds including guaranteed interest account,
   net....................................................................      110,569         (197,179)
  Transfers for contract benefits and terminations........................     (684,939)      (1,054,300)
  Contract maintenance charges............................................     (417,358)        (382,554)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions         (465,616)        (948,007)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,473,260        2,883,980
NET ASSETS -- BEGINNING OF PERIOD.........................................    7,966,288        5,082,308
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $9,439,548    $   7,966,288
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       24,848           18,245
 Redeemed.................................................................      (39,047)         (60,944)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................      (14,199)         (42,699)
                                                                             ==========    =============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................       29,764           37,558
 Redeemed.................................................................      (34,274)         (47,689)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (4,510)         (10,131)
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                JANUS ASPEN SERIES
                                                                                  PERKINS MID CAP
                                                                                  VALUE PORTFOLIO
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $    6,776     $    3,966
 Net realized gain (loss) on investments..................................      (43,408)      (104,900)
 Change in unrealized appreciation (depreciation) of investments..........      230,960        447,183
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      194,328        346,249
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           1,397         72,713
  Transfers between funds including guaranteed interest account,
   net....................................................................       38,825         17,104
  Transfers for contract benefits and terminations........................      (24,607)      (124,512)
  Contract maintenance charges............................................     (134,966)      (131,032)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (119,351)      (165,727)
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................       74,977        180,522
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,375,417      1,194,895
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $1,450,394     $1,375,417
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................        5,263          7,230
 Redeemed.................................................................      (12,967)       (21,105)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (7,704)       (13,875)
                                                                             ==========     ==========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========



                                                                                                            LAZARD RETIREMENT
                                                                                 JANUS ASPEN SERIES          EMERGING MARKETS
                                                                                 WORLDWIDE PORTFOLIO         EQUITY PORTFOLIO
                                                                           ------------------------------- -------------------
                                                                                 2010            2009            2010 (l)
                                                                           --------------- --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     18,940     $    94,285        $ 3,008
 Net realized gain (loss) on investments..................................       (69,195)       (227,926)            46
 Change in unrealized appreciation (depreciation) of investments..........     1,585,556       3,185,300         10,322
                                                                            ------------     -----------        -------
 Net Increase (decrease) in net assets from operations....................     1,535,301       3,051,659         13,376
                                                                            ------------     -----------        -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,212,530       1,385,663        160,834
  Transfers between funds including guaranteed interest account,
   net....................................................................      (369,973)       (287,704)       189,002
  Transfers for contract benefits and terminations........................      (946,453)       (621,381)            --
  Contract maintenance charges............................................      (981,361)       (990,146)        (9,294)
                                                                            ------------     -----------        -------
Net increase (decrease) in net assets from contractowners transactions        (1,085,257)       (513,568)       340,542
                                                                            ------------     -----------        -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              51             --
                                                                            ------------     -----------        -------
INCREASE (DECREASE) IN NET ASSETS.........................................       450,044       2,538,142        353,918
NET ASSETS -- BEGINNING OF PERIOD.........................................    11,036,758       8,498,616             --
                                                                            ------------     -----------        -------
NET ASSETS -- END OF PERIOD...............................................  $ 11,486,802     $11,036,758        $353,918
                                                                            ============     ===========        ========
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       210,551         309,068             --
 Redeemed.................................................................      (356,752)       (395,268)            --
                                                                            ------------     -----------        --------
 Net Increase (Decrease)..................................................      (146,201)        (86,200)            --
                                                                            ============     ===========        ========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................            --              --             --
 Redeemed.................................................................            --              --             --
                                                                            ------------     -----------        --------
 Net Increase (Decrease)..................................................            --              --             --
                                                                            ============     ===========        ========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................            --              --          3,106
 Redeemed.................................................................            --              --               (2)
                                                                            ------------     -----------        ----------
 Net Increase (Decrease)..................................................            --              --          3,104
                                                                            ============     ===========        =========



                                                                            MFS(R) INTERNATIONAL    MFS(R) INVESTORS
                                                                               VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                                           ---------------------- --------------------
                                                                                  2010 (l)              2010 (l)
                                                                           ---------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................        $     --               $  --
 Net realized gain (loss) on investments..................................           1,271                  25
 Change in unrealized appreciation (depreciation) of investments..........          13,577                 274
                                                                                  --------               -----
 Net Increase (decrease) in net assets from operations....................          14,848                 299
                                                                                  --------               -----
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                            110,151               4,198
  Transfers between funds including guaranteed interest account,
   net....................................................................          47,443                (866)
  Transfers for contract benefits and terminations........................              --                  --
  Contract maintenance charges............................................          (4,214)               (214)
                                                                                  --------               -----
Net increase (decrease) in net assets from contractowners transactions             153,380               3,118
                                                                                  --------               -----
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................              --                  --
                                                                                  --------               -----
INCREASE (DECREASE) IN NET ASSETS.........................................         168,228               3,417
NET ASSETS -- BEGINNING OF PERIOD.........................................              --                  --
                                                                                  --------               -----
NET ASSETS -- END OF PERIOD...............................................        $168,228               $3,417
                                                                                  ========               ======
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................              --                  --
 Redeemed.................................................................              --                  --
                                                                                  --------               ------
 Net Increase (Decrease)..................................................              --                  --
                                                                                  ========               ======
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           1,707                  38
 Redeemed.................................................................            (133)                   (6)
                                                                                  --------               --------
 Net Increase (Decrease)..................................................           1,574                  32
                                                                                  ========               =======
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................              --                  --
 Redeemed.................................................................              --                  --
                                                                                  --------               -------
 Net Increase (Decrease)..................................................              --                  --
                                                                                  ========               =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            MFS(R) INVESTORS             MFS(R)
                                                                              TRUST SERIES          UTILITIES SERIES
                                                                           ----------------- ------------------------------
                                                                                2010 (l)           2010           2009
                                                                           ----------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................      $  --          $  40,268       $   56,621
 Net realized gain (loss) on investments..................................         10           (110,560)        (187,400)
 Change in unrealized appreciation (depreciation) of investments..........        146            249,541          484,848
                                                                                -----          -----------     ----------
 Net Increase (decrease) in net assets from operations....................        156            179,249          354,069
                                                                                -----          -----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         1,099            148,748          239,085
  Transfers between funds including guaranteed interest account,
   net....................................................................        137           (115,009)         (30,865)
  Transfers for contract benefits and terminations........................         --           (146,771)        (185,061)
  Contract maintenance charges............................................       (169)           (81,893)         (91,953)
                                                                                -----          -----------     ----------
Net increase (decrease) in net assets from contractowners transactions          1,067           (194,925)         (68,794)
                                                                                -----          -----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --                   (2)            --
                                                                                -----          ------------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      1,223            (15,678)         285,285
NET ASSETS -- BEGINNING OF PERIOD.........................................         --          1,521,364        1,236,079
                                                                                -----          -----------     ----------
NET ASSETS -- END OF PERIOD...............................................      $1,223         $1,505,686      $1,521,364
                                                                                ======         ===========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --                 --               --
 Redeemed.................................................................         --                 --               --
                                                                                ------         -----------     ----------
 Net Increase (Decrease)..................................................         --                 --               --
                                                                                ======         ===========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................         --                 --               --
 Redeemed.................................................................         --                 --               --
                                                                                ------         -----------     ----------
 Net Increase (Decrease)..................................................         --                 --               --
                                                                                ======         ===========     ==========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................         --             10,598           16,052
 Redeemed.................................................................         --            (18,584)         (20,624)
                                                                                ------         -----------     ----------
 Net Increase (Decrease)..................................................         --             (7,986)          (4,572)
                                                                                ======         ===========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................         13                 --               --
 Redeemed.................................................................         (1)                --               --
                                                                                -------        -----------     ----------
 Net Increase (Decrease)..................................................         12                 --               --
                                                                                =======        ===========     ==========



                                                                                   MULTIMANAGER
                                                                                AGGRESSIVE EQUITY*
                                                                           -----------------------------
                                                                            2010 (f)(g)(m)      2009
                                                                           ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $    5,250     $     479
 Net realized gain (loss) on investments..................................       (16,102)      (11,200)
 Change in unrealized appreciation (depreciation) of investments..........       258,410        76,782
                                                                              ----------     ---------
 Net Increase (decrease) in net assets from operations....................       247,558        66,061
                                                                              ----------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          270,033       111,683
  Transfers between funds including guaranteed interest account,
   net....................................................................       479,304       342,682
  Transfers for contract benefits and terminations........................        (7,280)         (169)
  Contract maintenance charges............................................      (101,931)      (35,295)
                                                                              ----------     ---------
Net increase (decrease) in net assets from contractowners transactions           640,126       418,901
                                                                              ----------     ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             2          (437)
                                                                              ----------     ---------
INCREASE (DECREASE) IN NET ASSETS.........................................       887,686       484,525
NET ASSETS -- BEGINNING OF PERIOD.........................................       559,582        75,057
                                                                              ----------     ---------
NET ASSETS -- END OF PERIOD...............................................    $1,447,268     $ 559,582
                                                                              ==========     =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            --            --
 Redeemed.................................................................            --            --
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................            --            --
                                                                              ==========     =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        10,108         6,551
 Redeemed.................................................................        (1,079)         (407)
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................         9,029         6,144
                                                                              ==========     =========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................            --            --
 Redeemed.................................................................            --            --
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................            --            --
                                                                              ==========     =========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................            --            --
 Redeemed.................................................................            --            --
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................            --            --
                                                                              ==========     =========



                                                                                    MULTIMANAGER
                                                                                     CORE BOND*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  258,129    $     355,324
 Net realized gain (loss) on investments..................................      134,644           (8,197)
 Change in unrealized appreciation (depreciation) of investments..........      136,075          469,439
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      528,848          816,566
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         475,892          350,456
  Transfers between funds including guaranteed interest account,
   net....................................................................      180,586         (539,673)
  Transfers for contract benefits and terminations........................      (44,513)      (2,298,624)
  Contract maintenance charges............................................     (439,031)        (388,686)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions          172,934       (2,876,527)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      701,782       (2,059,961)
NET ASSETS -- BEGINNING OF PERIOD.........................................    7,901,201        9,961,162
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $8,602,983    $   7,901,201
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       34,339            4,528
 Redeemed.................................................................      (37,667)        (285,072)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (3,328)           2,039
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,699            2,480
 Redeemed.................................................................       (2,184)            (441)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        1,515         (280,544)
                                                                             ==========    =============
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   MULTIMANAGER               MULTIMANAGER
                                                                              INTERNATIONAL EQUITY*      LARGE CAP CORE EQUITY*
                                                                           ---------------------------- -------------------------
                                                                                2010           2009         2010         2009
                                                                           -------------- ------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   33,818    $    11,346   $     594    $   1,220
 Net realized gain (loss) on investments..................................      (23,732)        (3,612)     (5,279)      (9,738)
 Change in unrealized appreciation (depreciation) of investments..........       77,059        168,732      33,286       30,153
                                                                             ----------    -----------   ---------    ---------
 Net Increase (decrease) in net assets from operations....................       87,145        176,466      28,601       21,635
                                                                             ----------    -----------   ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         435,182        361,625     142,519       40,174
  Transfers between funds including guaranteed interest account,
   net....................................................................      (10,516)         8,114     (12,441)       2,498
  Transfers for contract benefits and terminations........................       (8,033)        (3,307)     (7,510)      (2,206)
  Contract maintenance charges............................................     (126,998)      (100,230)    (13,967)     (11,186)
                                                                             ----------    -----------   ---------    ---------
Net increase (decrease) in net assets from contractowners transactions          289,635        266,202     108,601       29,280
                                                                             ----------    -----------   ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --          --           --
                                                                             ----------    -----------   ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      376,780        442,668     137,202       50,915
NET ASSETS -- BEGINNING OF PERIOD.........................................      836,202        393,534     101,224       50,309
                                                                             ----------    -----------   ---------    ---------
NET ASSETS -- END OF PERIOD...............................................   $1,212,982    $   836,202   $ 238,426    $ 101,224
                                                                             ==========    ===========   =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................           --             --          --           --
 Redeemed.................................................................           --             --          --           --
                                                                             ----------    -----------   ---------    ---------
 Net Increase (Decrease)..................................................           --             --          --           --
                                                                             ==========    ===========   =========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        1,880          1,830         999          381
 Redeemed.................................................................         (234)           (38)       (184)        (131)
                                                                             ----------    -----------   ---------    ---------
 Net Increase (Decrease)..................................................        1,646          1,792         815          250
                                                                             ==========    ===========   =========    =========



                                                                                    MULTIMANAGER
                                                                                  LARGE CAP VALUE*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   53,576    $      84,670
 Net realized gain (loss) on investments..................................      (81,059)        (735,898)
 Change in unrealized appreciation (depreciation) of investments..........      642,484        1,665,357
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      615,001        1,014,129
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         389,365          296,341
  Transfers between funds including guaranteed interest account,
   net....................................................................           88         (490,706)
  Transfers for contract benefits and terminations........................      (95,758)      (1,216,823)
  Contract maintenance charges............................................     (260,252)        (234,080)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions           33,443       (1,645,268)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      648,444         (631,139)
NET ASSETS -- BEGINNING OF PERIOD.........................................    4,588,767        5,219,906
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $5,237,211    $   4,588,767
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................           --            9,976
 Redeemed.................................................................      (29,011)        (289,144)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................      (29,011)           1,304
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        2,175            2,174
 Redeemed.................................................................         (545)            (870)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        1,630         (279,168)
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 MULTIMANAGER               MULTIMANAGER
                                                                                MID CAP GROWTH*            MID CAP VALUE*
                                                                           ------------------------- ---------------------------
                                                                               2010         2009          2010          2009
                                                                           ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $      --    $      --     $    6,819    $  12,289
 Net realized gain (loss) on investments..................................     (3,385)     (24,494)         1,040      (40,718)
 Change in unrealized appreciation (depreciation) of investments..........     91,041       99,589        190,098      179,918
                                                                            ---------    ---------     ----------    ---------
 Net Increase (decrease) in net assets from operations....................     87,656       75,095        197,957      151,489
                                                                            ---------    ---------     ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       167,481       96,675        192,997      177,138
  Transfers between funds including guaranteed interest account,
   net....................................................................    (38,640)      (8,562)       207,842      (59,933)
  Transfers for contract benefits and terminations........................     (7,788)        (632)       (14,500)      (1,140)
  Contract maintenance charges............................................    (46,905)     (34,895)       (69,679)     (49,604)
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in net assets from contractowners transactions         74,148       52,586        316,660       66,461
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --             --           --
                                                                            ---------    ---------     ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    161,804      127,681        514,617      217,950
NET ASSETS -- BEGINNING OF PERIOD.........................................    264,022      136,341        498,955      281,005
                                                                            ---------    ---------     ----------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 425,826    $ 264,022     $1,013,572    $ 498,955
                                                                            =========    =========     ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --           --             --           --
 Redeemed.................................................................         --           --             --           --
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................         --           --             --           --
                                                                            =========    =========     ==========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        700          714          2,810        1,614
 Redeemed.................................................................       (259)        (278)          (543)        (937)
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................        441          436          2,267          677
                                                                            =========    =========     ==========    =========



                                                                                   MULTIMANAGER
                                                                                MULTI-SECTOR BOND*
                                                                           ----------------------------
                                                                                2010           2009
                                                                           -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   58,718    $   83,891
 Net realized gain (loss) on investments..................................     (238,541)     (216,879)
 Change in unrealized appreciation (depreciation) of investments..........      319,941       300,171
                                                                             ----------    ----------
 Net Increase (decrease) in net assets from operations....................      140,118       167,183
                                                                             ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         518,905       509,644
  Transfers between funds including guaranteed interest account,
   net....................................................................       46,632      (124,033)
  Transfers for contract benefits and terminations........................     (141,105)      (97,562)
  Contract maintenance charges............................................     (226,697)     (208,889)
                                                                             ----------    ----------
Net increase (decrease) in net assets from contractowners transactions          197,735        79,160
                                                                             ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --            --
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      337,853       246,343
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,969,836     1,723,493
                                                                             ----------    ----------
NET ASSETS -- END OF PERIOD...............................................   $2,307,689    $1,969,836
                                                                             ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       18,038        19,623
 Redeemed.................................................................      (22,184)      (28,155)
                                                                             ----------    ----------
 Net Increase (Decrease)..................................................       (4,146)        1,650
                                                                             ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        4,091         2,219
 Redeemed.................................................................       (1,955)         (569)
                                                                             ----------    ----------
 Net Increase (Decrease)..................................................        2,136        (8,532)
                                                                             ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    MULTIMANAGER
                                                                                  SMALL CAP GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    (38,744)   $    (32,410)
 Net realized gain (loss) on investments..................................      (385,601)       (768,612)
 Change in unrealized appreciation (depreciation) of investments..........     3,352,148       3,734,345
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,927,803       2,933,323
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,521,902       1,586,654
  Transfers between funds including guaranteed interest account,
   net....................................................................      (458,578)       (412,472)
  Transfers for contract benefits and terminations........................      (898,104)       (767,155)
  Contract maintenance charges............................................    (1,085,497)     (1,017,576)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions          (920,277)       (610,549)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     2,007,526       2,322,774
NET ASSETS -- BEGINNING OF PERIOD.........................................    11,392,539       9,069,765
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 13,400,065    $ 11,392,539
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       123,619         158,411
 Redeemed.................................................................      (200,605)       (228,251)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................       (76,986)        (69,840)
                                                                            ============    ============
UNIT ACTIVITY CLASS 2
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============



                                                                                 MULTIMANAGER               MULTIMANAGER
                                                                               SMALL CAP VALUE*              TECHNOLOGY*
                                                                           ------------------------- ---------------------------
                                                                               2010         2009          2010          2009
                                                                           ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     661    $   1,909     $       --    $      --
 Net realized gain (loss) on investments..................................    (35,347)      (8,303)       (12,453)     (10,255)
 Change in unrealized appreciation (depreciation) of investments..........    129,589       51,609        185,210      226,671
                                                                            ---------    ---------     ----------    ---------
 Net Increase (decrease) in net assets from operations....................     94,903       45,215        172,757      216,416
                                                                            ---------    ---------     ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       164,693      157,771        452,918      249,958
  Transfers between funds including guaranteed interest account,
   net....................................................................    (24,126)       1,077        (25,593)      28,137
  Transfers for contract benefits and terminations........................     (2,174)      (1,172)        (6,667)        (360)
  Contract maintenance charges............................................    (34,517)     (25,839)      (122,804)     (80,653)
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in net assets from contractowners transactions        103,876      131,837        297,854      197,082
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         84          115             --           --
                                                                            ---------    ---------     ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    198,863      177,167        470,611      413,498
NET ASSETS -- BEGINNING OF PERIOD.........................................    293,032      115,865        691,608      278,110
                                                                            ---------    ---------     ----------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 491,895    $ 293,032     $1,162,219    $ 691,608
                                                                            =========    =========     ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      1,314          974          2,025        1,554
 Redeemed.................................................................       (689)         (73)          (402)        (180)
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................        625          901          1,623        1,374
                                                                            =========    =========     ==========    =========
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --           --             --           --
 Redeemed.................................................................         --           --             --           --
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................         --           --             --           --
                                                                            =========    =========     ==========    =========



                                                                             MUTUAL SHARES
                                                                            SECURITIES FUND
                                                                           ----------------
                                                                               2010 (l)
                                                                           ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $    48
 Net realized gain (loss) on investments..................................          15
 Change in unrealized appreciation (depreciation) of investments..........       1,732
                                                                               -------
 Net Increase (decrease) in net assets from operations....................       1,795
                                                                               -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         19,664
  Transfers between funds including guaranteed interest account,
   net....................................................................      37,502
  Transfers for contract benefits and terminations........................          --
  Contract maintenance charges............................................      (1,329)
                                                                               -------
Net increase (decrease) in net assets from contractowners transactions          55,837
                                                                               -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          --
                                                                               -------
INCREASE (DECREASE) IN NET ASSETS.........................................      57,632
NET ASSETS -- BEGINNING OF PERIOD.........................................          --
                                                                               -------
NET ASSETS -- END OF PERIOD...............................................     $57,632
                                                                               =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................          --
 Redeemed.................................................................          --
                                                                               -------
 Net Increase (Decrease)..................................................          --
                                                                               =======
UNIT ACTIVITY CLASS 2
 Issued...................................................................         567
 Redeemed.................................................................          (7)
                                                                               --------
 Net Increase (Decrease)..................................................         560
                                                                               ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 OPPENHEIMER GLOBAL
                                                                                 SECURITIES FUND/VA
                                                                           ------------------------------
                                                                                 2010           2009
                                                                           --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  15,554       $   23,105
 Net realized gain (loss) on investments..................................    (104,112)        (172,435)
 Change in unrealized appreciation (depreciation) of investments..........     358,649          652,896
                                                                             -----------     ----------
 Net Increase (decrease) in net assets from operations....................     270,091          503,566
                                                                             -----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        288,841          321,169
  Transfers between funds including guaranteed interest account,
   net....................................................................     (95,065)         (76,088)
  Transfers for contract benefits and terminations........................    (104,534)        (132,759)
  Contract maintenance charges............................................    (113,490)        (127,214)
                                                                             -----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (24,248)         (14,892)
                                                                             -----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          (4)              --
                                                                             -----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................     245,839          488,674
NET ASSETS -- BEGINNING OF PERIOD.........................................   1,775,903        1,287,229
                                                                             -----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $2,021,742      $1,775,903
                                                                             ===========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...................................................................          --               --
 Redeemed.................................................................          --               --
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................          --               --
                                                                             ===========     ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued...................................................................          --               --
 Redeemed.................................................................          --               --
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................          --               --
                                                                             ===========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................      17,472           25,385
 Redeemed.................................................................     (18,755)         (26,052)
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................      (1,283)            (667)
                                                                             ===========     ==========



                                                                                PIMCO VARIABLE             PIMCO VARIABLE
                                                                                INSURANCE TRUST            INSURANCE TRUST
                                                                            COMMODITYREALRETURN(R)           GLOBAL BOND
                                                                              STRATEGY PORTFOLIO        PORTFOLIO (UNHEDGED)
                                                                           ------------------------ -----------------------------
                                                                                   2010 (l)              2010           2009
                                                                           ------------------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................         $ 4,298            $  141,899     $   74,807
 Net realized gain (loss) on investments..................................           1,701                84,922        290,884
 Change in unrealized appreciation (depreciation) of investments..........           8,459               125,956         75,980
                                                                                   -------            ----------     ----------
 Net Increase (decrease) in net assets from operations....................          14,458               352,777        441,671
                                                                                   -------            ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                             56,413               353,373        400,132
  Transfers between funds including guaranteed interest account,
   net....................................................................          42,255               169,754       (196,869)
  Transfers for contract benefits and terminations........................              --              (239,474)      (170,229)
  Contract maintenance charges............................................          (2,205)             (234,393)      (250,322)
                                                                                   -------            ----------     ----------
Net increase (decrease) in net assets from contractowners transactions              96,463                49,260       (217,288)
                                                                                   -------            ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................              --                    --             --
                                                                                   -------            ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................         110,921               402,037        224,383
NET ASSETS -- BEGINNING OF PERIOD.........................................              --             3,188,063      2,963,680
                                                                                   -------            ----------     ----------
NET ASSETS -- END OF PERIOD...............................................         $110,921           $3,590,100     $3,188,063
                                                                                   ========           ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...................................................................              --                37,363         34,616
 Redeemed.................................................................              --               (35,127)       (49,079)
                                                                                   --------           ----------     ----------
 Net Increase (Decrease)..................................................              --                 2,236        (14,463)
                                                                                   ========           ==========     ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued...................................................................             900                    --             --
 Redeemed.................................................................              (7)                   --             --
                                                                                   --------           ----------     ----------
 Net Increase (Decrease)..................................................             893                    --             --
                                                                                   ========           ==========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................              --                    --             --
 Redeemed.................................................................              --                    --             --
                                                                                   ---------          ----------     ----------
 Net Increase (Decrease)..................................................              --                    --             --
                                                                                   =========          ==========     ==========



                                                                             PIMCO VARIABLE   PIMCO VARIABLE
                                                                            INSURANCE TRUST   INSURANCE TRUST
                                                                              REAL RETURN      TOTAL RETURN
                                                                               PORTFOLIO         PORTFOLIO
                                                                           ----------------- ----------------
                                                                                2010 (l)         2010 (l)
                                                                           ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $  2,441         $  26,151
 Net realized gain (loss) on investments..................................        1,193             7,726
 Change in unrealized appreciation (depreciation) of investments..........       (7,290)          (36,134)
                                                                               --------         ---------
 Net Increase (decrease) in net assets from operations....................       (3,656)           (2,257)
                                                                               --------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          95,758           444,963
  Transfers between funds including guaranteed interest account,
   net....................................................................      180,262           542,634
  Transfers for contract benefits and terminations........................           --                --
  Contract maintenance charges............................................       (6,264)          (32,799)
                                                                               --------         ---------
Net increase (decrease) in net assets from contractowners transactions          269,756           954,798
                                                                               --------         ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --                12
                                                                               --------         ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      266,100           952,553
NET ASSETS -- BEGINNING OF PERIOD.........................................           --                --
                                                                               --------         ---------
NET ASSETS -- END OF PERIOD...............................................     $266,100         $ 952,553
                                                                               ========         =========
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...................................................................           --                --
 Redeemed.................................................................           --                --
                                                                               --------         ---------
 Net Increase (Decrease)..................................................           --                --
                                                                               ========         =========
UNIT ACTIVITY ADVISOR CLASS
 Issued...................................................................        2,893             9,241
 Redeemed.................................................................         (362)             (137)
                                                                               --------         ---------
 Net Increase (Decrease)..................................................        2,531             9,104
                                                                               ========         =========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           --                --
 Redeemed.................................................................           --                --
                                                                               --------         ---------
 Net Increase (Decrease)..................................................           --                --
                                                                               ========         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 TEMPLETON
                                                                            T. ROWE PRICE   DEVELOPING MARKETS
                                                                            EQUITY INCOME     SECURITIES FUND
                                                                           --------------- --------------------
                                                                               2010 (l)          2010 (l)
                                                                           --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $   98            $     15
 Net realized gain (loss) on investments..................................         25                 317
 Change in unrealized appreciation (depreciation) of investments..........      1,276              15,609
                                                                               ------            --------
 Net Increase (decrease) in net assets from operations....................      1,399              15,941
                                                                               ------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         7,046              67,023
  Transfers between funds including guaranteed interest account,
   net....................................................................      8,438              89,987
  Transfers for contract benefits and terminations........................         --                  --
  Contract maintenance charges............................................       (674)             (3,523)
                                                                               ------            --------
Net increase (decrease) in net assets from contractowners transactions         14,810             153,487
                                                                               ------            --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --                  --
                                                                               ------            --------
INCREASE (DECREASE) IN NET ASSETS.........................................     16,209             169,428
NET ASSETS -- BEGINNING OF PERIOD.........................................         --                  --
                                                                               ------            --------
NET ASSETS -- END OF PERIOD...............................................     $16,209           $169,428
                                                                               =======           ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................         --                  --
 Redeemed.................................................................         --                  --
                                                                               -------           --------
 Net Increase (Decrease)..................................................         --                  --
                                                                               =======           ========
UNIT ACTIVITY CLASS II
 Issued...................................................................        160                  --
 Redeemed.................................................................           (2)               --
                                                                               ---------         --------
 Net Increase (Decrease)..................................................        158                  --
                                                                               ========          ========
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --               1,510
 Redeemed.................................................................         --                 (19)
                                                                               --------          --------
 Net Increase (Decrease)..................................................         --               1,491
                                                                               ========          ========



                                                                               TEMPLETON         TEMPLETON
                                                                              GLOBAL BOND          GROWTH
                                                                            SECURITIES FUND   SECURITIES FUND
                                                                           ----------------- -----------------
                                                                                2010 (l)          2010 (l)
                                                                           ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $      14          $    --
 Net realized gain (loss) on investments..................................         1,984               58
 Change in unrealized appreciation (depreciation) of investments..........         3,451                3
                                                                               ---------          -------
 Net Increase (decrease) in net assets from operations....................         5,449               61
                                                                               ---------          -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          265,484           13,243
  Transfers between funds including guaranteed interest account,
   net....................................................................       161,282              157
  Transfers for contract benefits and terminations........................            --               --
  Contract maintenance charges............................................       (11,970)            (733)
                                                                               ---------          -------
Net increase (decrease) in net assets from contractowners transactions           414,796           12,667
                                                                               ---------          -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             4               --
                                                                               ---------          -------
INCREASE (DECREASE) IN NET ASSETS.........................................       420,249           12,728
NET ASSETS -- BEGINNING OF PERIOD.........................................            --               --
                                                                               ---------          -------
NET ASSETS -- END OF PERIOD...............................................     $ 420,249          $12,728
                                                                               =========          =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................            --               --
 Redeemed.................................................................            --               --
                                                                               ---------          -------
 Net Increase (Decrease)..................................................            --               --
                                                                               =========          =======
UNIT ACTIVITY CLASS II
 Issued...................................................................            --               --
 Redeemed.................................................................            --               --
                                                                               ---------          -------
 Net Increase (Decrease)..................................................            --               --
                                                                               =========          =======
UNIT ACTIVITY CLASS 2
 Issued...................................................................         4,217              142
 Redeemed.................................................................          (221)             (20)
                                                                               ---------          -------
 Net Increase (Decrease)..................................................         3,996              122
                                                                               =========          =======



                                                                                  UIF EMERGING
                                                                                  MARKETS DEBT
                                                                                    PORTFOLIO
                                                                           ---------------------------
                                                                                2010          2009
                                                                           ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     7,921   $    20,689
 Net realized gain (loss) on investments..................................       21,594       (70,884)
 Change in unrealized appreciation (depreciation) of investments..........       (3,828)      131,257
                                                                            -----------   -----------
 Net Increase (decrease) in net assets from operations....................       25,687        81,062
                                                                            -----------   -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           8,932        95,733
  Transfers between funds including guaranteed interest account,
   net....................................................................      (92,174)      (45,177)
  Transfers for contract benefits and terminations........................      (58,573)     (219,241)
  Contract maintenance charges............................................       (5,990)      (10,658)
                                                                            -----------   -----------
Net increase (decrease) in net assets from contractowners transactions         (147,805)     (179,343)
                                                                            -----------   -----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --            --
                                                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS.........................................     (122,118)      (98,281)
NET ASSETS -- BEGINNING OF PERIOD.........................................      282,637       380,918
                                                                            -----------   -----------
NET ASSETS -- END OF PERIOD...............................................  $   160,519   $   282,637
                                                                            ===========   ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................          952         8,145
 Redeemed.................................................................       (7,357)      (18,166)
                                                                            -----------   -----------
 Net Increase (Decrease)..................................................       (6,405)      (10,021)
                                                                            ===========   ===========
UNIT ACTIVITY CLASS II
 Issued...................................................................           --            --
 Redeemed.................................................................           --            --
                                                                            -----------   -----------
 Net Increase (Decrease)..................................................           --            --
                                                                            ===========   ===========
UNIT ACTIVITY CLASS 2
 Issued...................................................................           --            --
 Redeemed.................................................................           --            --
                                                                            -----------   -----------
 Net Increase (Decrease)..................................................           --            --
                                                                            ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    VAN ECK VIP
                                                                               EMERGING MARKETS FUND
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   11,427     $    2,521
 Net realized gain (loss) on investments..................................     (102,919)      (394,933)
 Change in unrealized appreciation (depreciation) of investments..........      543,450      1,600,582
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      451,958      1,208,170
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           9,033         71,378
  Transfers between funds including guaranteed interest account,
   net....................................................................        7,945        296,709
  Transfers for contract benefits and terminations........................     (134,601)      (697,933)
  Contract maintenance charges............................................      (73,894)       (56,511)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (191,517)      (386,357)
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      260,441        821,813
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,891,309      1,069,496
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $2,151,750     $1,891,309
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS S
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................        7,220         30,376
 Redeemed.................................................................      (17,470)       (50,816)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (10,250)       (20,440)
                                                                             ==========     ==========



                                                                               VAN ECK VIP GLOBAL         VAN ECK VIP GLOBAL
                                                                                   BOND FUND               HARD ASSETS FUND
                                                                           -------------------------- ---------------------------
                                                                               2010          2009          2010          2009
                                                                           ------------ ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  5,409    $     7,827   $     2,049   $       893
 Net realized gain (loss) on investments..................................         78            334        33,018      (159,807)
 Change in unrealized appreciation (depreciation) of investments..........      3,929          3,868        86,020       291,924
                                                                             --------    -----------   -----------   -----------
 Net Increase (decrease) in net assets from operations....................      9,416         12,029       121,087       133,010
                                                                             --------    -----------   -----------   -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         8,894          6,280       146,618       123,612
  Transfers between funds including guaranteed interest account,
   net....................................................................    123,327        (87,722)       95,227        61,630
  Transfers for contract benefits and terminations........................     (1,873)       (32,217)     (155,885)     (120,093)
  Contract maintenance charges............................................     (4,598)        (5,200)      (21,578)      (12,893)
                                                                             --------    -----------   -----------   -----------
Net increase (decrease) in net assets from contractowners transactions        125,750       (118,859)       64,382        52,256
                                                                             --------    -----------   -----------   -----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --             --            --            --
                                                                             --------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS.........................................    135,166       (106,830)      185,469       185,266
NET ASSETS -- BEGINNING OF PERIOD.........................................    115,181        222,011       481,107       295,841
                                                                             --------    -----------   -----------   -----------
NET ASSETS -- END OF PERIOD...............................................   $250,347    $   115,181   $   666,576   $   481,107
                                                                             ========    ===========   ===========   ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS S
 Issued...................................................................         --             --         1,491            --
 Redeemed.................................................................         --             --           (29)           --
                                                                             --------    -----------   -----------   -----------
 Net Increase (Decrease)..................................................         --             --         1,462            --
                                                                             ========    ===========   ===========   ===========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................      6,862            516         5,496         7,758
 Redeemed.................................................................       (624)        (6,730)       (7,906)       (7,387)
                                                                             --------    -----------   -----------   -----------
 Net Increase (Decrease)..................................................      6,238         (6,214)       (2,410)          371
                                                                             ========    ===========   ===========   ===========

-------

(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)
(g)   Units were made available for sale on September 18, 2009.
(h) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(i) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(j) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(l)   Units were made available for sale on May 24, 2010.
(m) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)


The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Fund has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Variable Account consists of the following Variable Investment Options:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------
American Century VP Mid Cap Value

AXA PREMIER VIP TRUST*
----------------------
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Multimanager Aggressive Equity
Multimanager Core Bond
Multimanager International Equity
Multimanager Large Cap Core Equity
Multimanager Large Cap Value
Multimanager Mid Cap Growth
Multimanager Mid Cap Value
Multimanager Multi-Sector Bond
Multimanager Small Cap Growth
Multimanager Small Cap Value
Multimanager Technology

DREYFUS STOCK INDEX FUND, INC.
------------------------------
Dreyfus Stock Index Fund, Inc.

EQ ADVISORS TRUST*
------------------
All Asset Allocation
AXA Balanced Strategy
AXA Conservative Growth Strategy
AXA Conservative Strategy
AXA Growth Strategy
AXA Moderate Growth Strategy
AXA Tactical Manager 400
AXA Tactical Manager 500
AXA Tactical Manager 2000
AXA Tactical Manager International
EQ/AllianceBernstein International
EQ/AllianceBernstein Small Cap Growth
EQ/BlackRock Basic Value Equity
EQ/BlackRock International Value
EQ/Boston Advisors Equity Income
EQ/Calvert Socially Responsible
EQ/Capital Guardian Growth
EQ/Capital Guardian Research
EQ/Common Stock Index
EQ/Core Bond Index
EQ/Equity 500 Index
EQ/Equity Growth PLUS
EQ/GAMCO Mergers & Acquisitions
EQ/GAMCO Small Company Value
EQ/Global Bond PLUS
EQ/Global Multi-Sector Equity
EQ/Intermediate Government Bond Index
EQ/International Core PLUS
EQ/International Growth
EQ/JPMorgan Value Opportunities
EQ/Large Cap Core PLUS
EQ/Large Cap Growth Index
EQ/Large Cap Growth PLUS

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

EQ/Large Cap Value Index
EQ/Large Cap Value PLUS
EQ/Lord Abbett Growth and Income
EQ/Lord Abbett Large Cap Core
EQ/Mid Cap Index
EQ/Mid Cap Value PLUS
EQ/Money Market
EQ/Montag & Caldwell Growth
EQ/Morgan Stanley Mid Cap Growth
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
EQ/Van Kampen Comstock
EQ/Wells Fargo Advantage Omega Growth (5)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------
Fidelity(R) VIP Asset Manager Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio
Fidelity(R) VIP Growth & Income Portfolio
Fidelity(R) VIP Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
Franklin Income Securities Fund
Franklin Rising Dividends Securities
Franklin Small Cap Value Securities
Franklin Strategic Income Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------
Goldman Sachs VIT Mid Cap Value Fund

INVESCO VARIABLE INSURANCE FUNDS
--------------------------------
Invesco V.I. Financial Services Fund (1)
Invesco V.I. Global Health Care Fund (2)
Invesco V.I. Global Real Estate Fund
Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund (3)
Invesco Van Kampen V.I. Global Value Equity Fund (4)

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------
Ivy Funds VIP Energy
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Small Cap Growth

JANUS ASPEN SERIES
------------------
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Enterprise Portfolio
Janus Aspen Series Forty Portfolio
Janus Aspen Series Overseas Portfolio
Janus Aspen Series Perkins Mid Cap Value Portfolio
Janus Aspen Series Worldwide Portfolio

LAZARD FUNDS RETIREMENT SERIES, INC.
------------------------------------
Lazard Retirement Emerging Markets Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST
-------------------------------
MFS(R) International Value Portfolio
MFS(R) Investors Growth Stock Series
MFS(R) Investors Trust Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------
Oppenheimer Global Securities Fund/VA

PIMCO VARIABLE INSURANCE TRUST
------------------------------
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
PIMCO Variable Insurance Trust Real Return Portfolio
PIMCO Variable Insurance Trust Total Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------
T. Rowe Price Equity Income

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
UIF Emerging Markets Debt Portfolio

VAN ECK EQUITY SERIES, INC.
---------------------------
Van Eck VIP Emerging Markets Fund
Van Eck VIP Global Bond Fund
Van Eck VIP Global Hard Assets Fund (6)


----------
(1)   Formerly known as AIM V.I. Financial Services
(2)   Formerly known as AIM V.I. Global Health Care
(3)   Formerly known as AIM V.I. Technology
(4)   Formerly known as The Universal Institutional Funds, Inc. Global Value
      Equity
(5)   Formerly known as EQ/Evergreen Omega
(6)   Formerly known as Van Eck Worldwide Hard Assets
* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 4 of these financial statements.
Note: On December 17, 2010 Franklin-Zero Coupon Fund - 2010 matured


Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

assets attributable to the Variable Life Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises principally from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account.

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, the Funds which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Funds and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

Due to and Due From:

Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Investment Transactions and Investment Income:

Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and changes, including premium charges, as applicable and state premium taxes.

Transfers between funds including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Variable Account are classified as Level 1.


4. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Fund expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Fund. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charge by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Funds and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Expenses and Related Party Transactions (Concluded)

1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In Addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Common Stock Index, EQ/Large Cap Value PLUS, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

Contract Distribution and Principal Underwriter:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


5. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:



                                                   PURCHASE           SALES
                                                --------------   --------------
ALL ASSET ALLOCATION.........................    $10,897,653      $14,984,874
AMERICAN CENTURY VP MID CAP VALUE............         24,230              678
AXA AGGRESSIVE ALLOCATION....................      3,635,433          650,095
AXA BALANCED STRATEGY........................      2,344,560          156,206
AXA CONSERVATIVE ALLOCATION..................      1,472,133        1,054,840
AXA CONSERVATIVE GROWTH STRATEGY.............        833,707          103,241
AXA CONSERVATIVE-PLUS ALLOCATION.............      1,951,326          455,621
AXA CONSERVATIVE STRATEGY....................        756,223          277,041
AXA GROWTH STRATEGY..........................      2,233,742          116,603
AXA MODERATE ALLOCATION......................      8,178,138        2,168,942
AXA MODERATE GROWTH STRATEGY.................      6,741,511          398,102
AXA MODERATE-PLUS ALLOCATION.................     11,926,154        2,014,802
AXA TACTICAL MANAGER 400.....................         59,718              336
AXA TACTICAL MANAGER 500.....................         32,000            1,660
AXA TACTICAL MANAGER 2000....................         27,370              112
AXA TACTICAL MANAGER INTERNATIONAL...........         32,140              387
DREYFUS STOCK INDEX FUND, INC................      2,489,607       15,283,108
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        661,884          608,893
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        403,397          162,147
EQ/BLACKROCK BASIC VALUE EQUITY..............      1,269,835          314,399
EQ/BLACKROCK INTERNATIONAL VALUE.............        839,898          250,222
EQ/BOSTON ADVISORS EQUITY INCOME.............      1,598,409        2,743,643
EQ/CALVERT SOCIALLY RESPONSIBLE..............        213,704          395,691
EQ/CAPITAL GUARDIAN GROWTH...................        121,772           50,118
EQ/CAPITAL GUARDIAN RESEARCH.................        820,377        1,167,379

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Purchases and Sales of Investments (Continued)


                                                             PURCHASE         SALES
                                                           ------------   ------------
EQ/COMMON STOCK INDEX...................................       931,881        271,582
EQ/CORE BOND INDEX......................................     5,439,894      6,861,016
EQ/EQUITY 500 INDEX.....................................     1,445,645        643,494
EQ/EQUITY GROWTH PLUS...................................     1,251,236      1,703,223
EQ/GAMCO MERGERS & ACQUISITIONS.........................       320,713         58,264
EQ/GAMCO SMALL COMPANY VALUE............................     8,487,585     14,957,654
EQ/GLOBAL BOND PLUS.....................................       425,823        162,295
EQ/GLOBAL MULTI-SECTOR EQUITY...........................     1,185,437        477,040
EQ/INTERMEDIATE GOVERNMENT BOND INDEX...................    10,483,324      2,437,856
EQ/INTERNATIONAL CORE PLUS..............................       274,175        106,374
EQ/INTERNATIONAL GROWTH.................................     2,187,978      4,123,499
EQ/JPMORGAN VALUE OPPORTUNITIES.........................       186,570         36,862
EQ/LARGE CAP CORE PLUS..................................       247,270          9,656
EQ/LARGE CAP GROWTH INDEX...............................       234,034         33,246
EQ/LARGE CAP GROWTH PLUS................................       177,577         57,699
EQ/LARGE CAP VALUE INDEX................................       123,380         27,682
EQ/LARGE CAP VALUE PLUS.................................       749,426        629,933
EQ/LORD ABBETT GROWTH AND INCOME........................     1,026,096      1,175,197
EQ/LORD ABBETT LARGE CAP CORE...........................       174,680         39,036
EQ/MID CAP INDEX........................................       721,454        660,946
EQ/MID CAP VALUE PLUS...................................     1,843,485      2,641,336
EQ/MONEY MARKET.........................................    13,755,222     18,803,826
EQ/MONTAG & CALDWELL GROWTH.............................     6,277,752     10,176,625
EQ/MORGAN STANLEY MID CAP GROWTH........................     1,907,175      2,073,962
EQ/PIMCO ULTRA SHORT BOND...............................     1,439,735      1,466,993
EQ/QUALITY BOND PLUS....................................     2,945,091      3,321,161
EQ/SMALL COMPANY INDEX..................................       644,782        551,891
EQ/T. ROWE PRICE GROWTH STOCK...........................     4,609,290      7,718,542
EQ/UBS GROWTH & INCOME..................................     2,150,596      3,295,540
EQ/VAN KAMPEN COMSTOCK..................................       329,594         15,090
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH...................       739,868         95,844
FIDELITY(R) VIP ASSET MANAGER PORTFOLIO.................         6,970        104,337
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................     3,234,836      5,321,779
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...............       119,102         16,032
FIDELITY(R) VIP MID CAP PORTFOLIO.......................        77,744          3,638
FRANKLIN INCOME SECURITIES FUND.........................     1,364,372      1,234,419
FRANKLIN RISING DIVIDENDS SECURITIES....................       226,439        103,217
FRANKLIN SMALL CAP VALUE SECURITIES.....................        23,717            823
FRANKLIN STRATEGIC INCOME SECURITIES FUND...............        85,570          2,189
GOLDMAN SACHS VIT MID CAP VALUE FUND....................        47,981          1,832
INVESCO V.I. FINANCIAL SERVICES FUND....................        45,424         65,769
INVESCO V.I. GLOBAL HEALTH CARE FUND....................       111,966        139,453
INVESCO V.I. GLOBAL REAL ESTATE FUND....................        77,058            685
INVESCO V.I. INTERNATIONAL GROWTH FUND..................        66,020            310
INVESCO V.I. MID CAP CORE EQUITY FUND...................        18,757            569
INVESCO V.I. SMALL CAP EQUITY FUND......................        10,718            112
INVESCO V.I. TECHNOLOGY FUND............................        83,889         32,988
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND........       726,086        731,202
IVY FUNDS VIP ENERGY....................................        99,307         16,266
IVY FUNDS VIP MID CAP GROWTH............................       131,583          1,552
IVY FUNDS VIP SMALL CAP GROWTH..........................        36,012          2,753
JANUS ASPEN SERIES BALANCED PORTFOLIO...................     1,490,156      1,919,242
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO.................     1,232,466      2,538,716
JANUS ASPEN SERIES FORTY PORTFOLIO......................     1,991,822      3,445,770
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...................     1,455,533      1,888,500

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Purchases and Sales of Investments (Concluded)


                                                                                   PURCHASE         SALES
                                                                                 ------------   ------------
JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO............................       89,977        202,552
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO........................................    1,675,218      2,741,534
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...........................      343,803            253
MFS(R) INTERNATIONAL VALUE PORTFOLIO..........................................      166,912         13,533
MFS(R) INVESTORS GROWTH STOCK SERIES..........................................        3,622            504
MFS(R) INVESTORS TRUST SERIES.................................................        1,142             75
MFS(R) UTILITIES SERIES.......................................................      311,578        466,234
MULTIMANAGER AGGRESSIVE EQUITY................................................      727,481         82,105
MULTIMANAGER CORE BOND........................................................    1,331,637        788,185
MULTIMANAGER INTERNATIONAL EQUITY.............................................      364,929         41,339
MULTIMANAGER LARGE CAP CORE EQUITY............................................      134,243         25,048
MULTIMANAGER LARGE CAP VALUE..................................................      381,083        293,959
MULTIMANAGER MID CAP GROWTH...................................................      120,634         46,485
MULTIMANAGER MID CAP VALUE....................................................      403,474         79,995
MULTIMANAGER MULTI-SECTOR BOND................................................      796,921        540,469
MULTIMANAGER SMALL CAP GROWTH.................................................    1,845,767      2,804,789
MULTIMANAGER SMALL CAP VALUE..................................................      223,573        118,951
MULTIMANAGER TECHNOLOGY.......................................................      372,294         74,332
MUTUAL SHARES SECURITIES FUND.................................................       56,584            698
OPPENHEIMER GLOBAL SECURITIES FUND/VA.........................................      336,454        345,149
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......      103,161            771
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED)...............      895,356        681,322
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..........................      310,960         38,521
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.........................    1,002,801         14,512
T. ROWE PRICE EQUITY INCOME...................................................       15,123            216
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..................................      155,586          2,084
TEMPLETON GLOBAL BOND SECURITIES FUND.........................................      437,935         23,122
TEMPLETON GROWTH SECURITIES FUND..............................................       14,532          1,866
UIF EMERGING MARKETS DEBT PORTFOLIO...........................................       28,858        168,742
VAN ECK VIP EMERGING MARKETS FUND.............................................      154,277        334,366
VAN ECK VIP GLOBAL BOND FUND..................................................      143,497         12,338
VAN ECK VIP GLOBAL HARD ASSETS FUND...........................................      376,708        310,278

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

--------------------------------------------------------------------------------
                       REMOVED PORTFOLIO               SURVIVING PORTFOLIO
--------------------------------------------------------------------------------
                                                       MULTIMANAGER AGGRESSIVE
 SEPTEMBER 17, 2010    MULTIMANAGER LARGE CAP GROWTH   EQUITY
--------------------------------------------------------------------------------
Shares - Class B      74,573                           53,114
--------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


------------------------------------------------------------------------------------------
                                  REMOVED PORTFOLIO             SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
Value - Class B                     $     7.72                     $    23.38
Net Assets Before Substitution      $  575,704                     $  666,101
Net Assets After Substitution       $       --                     $1,241,805
------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009                EQ/ARIEL APPRECIATION II      EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------
Shares - Class B                         7,996
Value - Class B                     $     9.40
Net Assets Before Merger            $   75,138
Net Assets After Merger             $       --
                                  EQ/LORD ABBETT MID CAP VALUE
Shares - Class A                       829,795
Value - Class A                     $     7.92
Shares - Class B                        35,942
Value - Class B                     $     7.93
Net Assets Before Merger            $6,855,423
Net Assets After Merger             $       --
                                    EQ/VAN KAMPEN REAL ESTATE
Shares - Class A                       773,946                       1,380,090
Value - Class A                     $     5.48                     $      7.83
Shares - Class B                        74,389                         164,869
Value - Class B                     $     5.48                     $      7.74
Net Assets Before Merger            $4,647,161                     $   508,419
Net Assets After Merger             $       --                     $12,086,141
------------------------------------------------------------------------------------------
                                  EQ/AXA ROSENBERG VALUE
SEPTEMBER 11, 2009                LONG/SHORT EQUITY             EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------
Shares - Class B                         4,054
Value - Class B                     $     8.60
Net Assets Before Merger            $   34,863
Net Assets After Merger             $       --
                                   EQ/SHORT DURATION BOND
Shares - Class A                        47,022                         165,609
Value - Class A                     $     9.12                     $      9.95
Shares - Class B                        24,453                         289,264
Value - Class B                     $     9.13                     $      9.95
Net Assets Before Merger            $  651,952                     $ 3,839,148
Net Assets After Merger             $       --                     $ 4,525,963
------------------------------------------------------------------------------------------
                                                                MULTIMANAGER AGGRESSIVE
 SEPTEMBER 18, 2009               MULTIMANAGER HEALTH CARE      EQUITY
------------------------------------------------------------------------------------------
Shares - Class B                        38,024                          23,372
Value - Class B                     $     9.02                     $     21.67
Net Assets Before Merger            $  343,049                     $   163,393
Net Assets After Merger             $       --                     $   506,442
------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND      EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------
Shares - Class B            2,501,391                               1,139,303
Value - Class B            $     3.99                             $      9.19
Net Assets Before Merger   $9,992,021                             $   474,932
Net Assets After Merger    $       --                             $10,466,953
---------------------------------------------------------------------------------------------
                                                                  EQ/INTERMEDIATE GOVERNMENT
SEPTEMBER 25, 2009          EQ/GOVERNMENT SECURITIES              BOND INDEX
---------------------------------------------------------------------------------------------
Shares - Class A               756,495                               837,608
Value - Class A             $    10.81                            $     9.76
Net Assets Before Merger    $8,173,956                            $       --
Net Assets After Merger     $       --                            $8,173,956
---------------------------------------------------------------------------------------------
SEPTEMBER 25, 2009         EQ/LONG TERM BOND                      EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------
Shares - Class A               656,660
Value - Class A            $     12.74
Shares - Class B                22,034
Value - Class B            $     12.74
Net Assets Before Merger   $ 8,646,016
Net Assets After Merger    $        --
                           EQ/BOND INDEX
Shares - Class A             1,363,679                              3,206,054
Value - Class A            $     10.44                            $      9.62
Shares - Class B                    --                                120,822
Value - Class B            $        --                            $      9.62
Net Assets Before Merger   $14,242,177                            $ 9,132,207
Net Assets After Merger    $         -                            $32,020,400
---------------------------------------------------------------------------------------------

7. Contractowner Charges

Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net assets of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies.

PREMIUM CHARGE: This charge is deducted from each premium payment and ranges from a low of 0% to a high of 12%.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net assets of the Variable Investment Options, and ranges from a low of 0% to a high of 1.75%. The Incentive Life Legacy, Incentive Life Legacy II, and MONY Corporate Sponsored Variable Universal Life are deducted from the fund value.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)

COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

MEDICAL UNDERWRITING CHARGE: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

GUARANTEED ISSUE CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

REINSTATEMENT FEE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

CHARGE FOR STATE AND LOCAL TAX EXPENSE: This charge is a percentage of each premium paid and varies by state.

CHARGE FOR FEDERAL TAX EXPENSE: This charge is 1.25% of each premium paid.

RIDERS: The charge for any optional benefits elected by the Contractowner are deducted monthly from the fund value.


8. Financial Highlights

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Financial highlights for the years ended December 31, 2010, 2009, 2008, 2007 and 2006 are presented respectively in the same table. The expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to Contractowners within each Variable Investment Option.

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.



                                                                       AT DECEMBER 31,
                                              ------------------------------------------------------------------
                                                                            UNITS
                                                                         OUTSTANDING
                                              ------------------------------------------------------------------
                                                  2010          2009          2008          2007         2006
                                              -----------   -----------   -----------   -----------   ----------
All Asset Allocation.........................  3,526,149     3,853,803     4,220,622     4,557,493    4,911,337
American Century VP Mid Cap Value............        236            --            --            --           --
AXA Aggressive Allocation (j)................    191,264       173,559       110,148        47,874        1,604
AXA Balanced Strategy (aq)...................     22,865         2,439            --            --           --
AXA Conservative Allocation(j)...............     68,111        56,245        30,961         1,251            7
AXA Conservative Growth Strategy (aq)........      7,113           296            --            --           --
AXA Conservative-Plus Allocation (j).........    137,416        89,606        32,872        12,493           54
AXA Conservative Strategy (aq)...............      4,981           571            --            --           --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                    AT DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                                                         UNITS
                                                                                      OUTSTANDING
                                                        ------------------------------------------------------------------------
                                                            2010           2009           2008           2007           2006
                                                        ------------   ------------   ------------   ------------   ------------
AXA Growth Strategy (aq)...............................     22,660          2,943             --             --             --
AXA Moderate Allocation (j)............................    484,702        425,025        253,104         74,700          1,805
AXA Moderate Growth Strategy (aq)......................     65,733          6,335             --             --             --
AXA Moderate-Plus Allocation (j).......................    815,478        702,241        479,102        176,828          4,162
AXA Tactical Manager 400 (av)..........................        565             --             --             --             --
AXA Tactical Manager 500 (av)..........................        303             --             --             --             --
AXA Tactical Manager 2000 (av).........................        267             --             --             --             --
AXA Tactical Manager International (av)................        310             --             --             --             --
Dreyfus Stock Index Fund, Inc..........................  1,976,534      2,947,295      3,395,551      4,239,431      5,170,800
EQ/AllianceBernstein International (h) (j).............     83,500        121,221        311,841        196,408        434,580
EQ/AllianceBernstein Small Cap Growth (j) (o)..........     54,068         56,375         54,133         55,464             50
EQ/BlackRock Basic Value Equity (j) (v)................     67,780         67,562         64,235         56,733             50
EQ/BlackRock International Value (b) (j)...............    240,496        238,704        406,057        592,484        631,868
EQ/Boston Advisors Equity Income (w)...................  1,072,939      1,193,049      1,428,805      2,046,743        816,030
EQ/Calvert Socially Responsible (a)....................    178,999        206,593        214,648        222,571        221,898
EQ/Capital Guardian Growth (j) (x).....................     22,324         22,469         25,897        580,146            236
EQ/Capital Guardian Research (l) (y) (z)...............    338,084        380,013        367,531        438,622        180,664
EQ/Common Stock Index (j) (n)..........................     39,165         37,851         31,699         30,314            594
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  2,543,534      2,765,053        675,319      2,395,611      1,045,020
EQ/Equity 500 Index (j)................................     34,731         26,585         19,703          7,835            330
EQ/Equity Growth PLUS..................................    740,378        794,475        886,553        957,530      1,050,337
EQ/GAMCO Mergers & Acquisitions........................      4,482          2,555          2,076          1,448            167
EQ/GAMCO Small Company Value...........................  1,679,573      1,872,176      2,103,985      2,332,537      2,561,256
EQ/Global Bond PLUS (j)................................      8,198          6,262          4,191            868             96
EQ/Global Multi-Sector Equity (i) (j)..................     58,117         61,334         55,479         48,048         43,675
EQ/Intermediate Government Bond Index (ai) (at)........  1,003,858        545,599          1,935            614             --
EQ/International Core PLUS (j).........................      5,571          4,307          1,988            615             15
EQ/International Growth................................    888,308      1,036,589      1,155,158      1,259,597      1,270,605
EQ/JPMorgan Value Opportunities (j)....................      4,051          1,936          1,232            393             15
EQ/Large Cap Core PLUS (j).............................      2,985            572            431            123              6
EQ/Large Cap Growth Index (j)..........................      9,839          7,362          3,981          1,151             21
EQ/Large Cap Growth PLUS (j)...........................      3,091          2,398          1,780            640             34
EQ/Large Cap Value Index (j)...........................      5,201          3,603          1,861            710             88
EQ/Large Cap Value PLUS (j) (p) (u)....................    419,761        427,092        496,854        691,063            616
EQ/Lord Abbett Growth and Income (d) (j)...............    464,114        485,434        492,785        508,655        494,366
EQ/Lord Abbett Large Cap Core (j)......................      3,396          2,253            857            252             13
EQ/Mid Cap Index (e) (j) (aa)..........................    189,901        202,727        201,024        199,167        172,176
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............    882,615        965,418          2,679          1,590            162
EQ/Money Market (g)....................................  1,333,398      1,801,160      3,915,407      4,660,253      5,079,812
EQ/Montag & Caldwell Growth............................  4,129,753      4,523,992      4,583,153      4,939,826      5,252,258
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........    596,579        635,250        714,513        796,240             11
EQ/PIMCO Ultra Short Bond (an) (ao)....................    326,958        358,570        351,371        309,572        673,529
EQ/Quality Bond PLUS ( j) (au).........................    425,735        495,872          3,649            808             25
EQ/Small Company Index (j) (ad)........................    574,937        590,202        353,160        562,134            193
EQ/T. Rowe Price Growth Stock (k)......................  2,301,257      2,513,219      2,912,759      2,872,427      3,151,474
EQ/UBS Growth & Income.................................  1,255,131      1,372,538      1,457,557      1,578,496      1,671,667
EQ/Van Kampen Comstock (j).............................      5,235          1,990          1,251            501             56
EQ/Wells Fargo Advantage Omega Growth (j)..............      8,082          2,297            657            238              1
Fidelity(R) VIP Asset Manager Portfolio................        400          7,809          4,295         14,985         12,798
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)........  1,641,199      1,811,655      2,598,682      2,888,470      2,328,768
Fidelity(R) VIP Growth & Income Portfolio..............     44,643         35,765         49,124        146,987         97,655
Fidelity(R) VIP Mid Cap Portfolio......................        689             --             --             --             --
Franklin Income Securities Fund (af) (ag) (ah).........    462,291        485,583        629,033        868,311         91,299
Franklin Rising Dividends Securities...................     41,920         41,207         41,255         39,654         40,481
Franklin Small Cap Value Securities (av)...............        242             --             --             --             --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                       AT DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                                                            UNITS
                                                                                         OUTSTANDING
                                                               ----------------------------------------------------------------
                                                                   2010         2009         2008         2007         2006
                                                               ------------ ------------ ------------ ------------ ------------
Franklin Strategic Income Securities Fund (av)................        809           --           --           --           --
Goldman Sachs VIT Mid Cap Value Fund (av).....................        497           --           --           --           --
Invesco V.I. Financial Services Fund..........................     26,715       29,976       25,596       25,386       24,344
Invesco V.I. Global Health Care Fund..........................     48,622       50,853       50,599       57,410       57,268
Invesco V.I. Global Real Estate Fund (av).....................        716           --           --           --           --
Invesco V.I. International Growth Fund (av)...................        623           --           --           --           --
Invesco V.I. Mid Cap Core Equity Fund (av)....................        183           --           --           --           --
Invesco V.I. Small Cap Equity Fund (av).......................        105           --           --           --           --
Invesco V.I. Technology Fund..................................     23,846       19,650       12,600       17,425       16,469
Invesco Van Kampen Global Value Equity Fund...................     43,455       44,657      121,007      117,454      113,258
IVY Funds VIP Energy (av).....................................        926           --           --           --           --
IVY Funds VIP Mid Cap Growth (av).............................      1,219           --           --           --           --
IVY Funds VIP Small Cap Growth (av)...........................        330           --           --           --           --
Janus Aspen Series Balanced Portfolio.........................    531,051      571,900      579,791      625,165      645,782
Janus Aspen Series Enterprise Portfolio.......................  1,316,799    1,467,413    1,645,010    1,776,494    2,083,663
Janus Aspen Series Forty Portfolio............................  1,382,769    1,509,543    1,768,231    1,929,057    2,127,930
Janus Aspen Series Overseas Portfolio.........................    318,013      336,722      389,552      555,876      651,565
Janus Aspen Series Perkins Mid Cap Value Portfolio............     81,923       89,627      103,502      208,859      153,489
Janus Aspen Series Worldwide Portfolio........................  1,329,587    1,475,788    1,561,988    1,673,999    1,740,735
Lazard Retirement Emerging Markets Equity Portfolio (av)            3,104           --           --           --           --
MFS(R) International Value Portfolio (av).....................      1,574           --           --           --           --
MFS(R) Investors Growth Stock Series (av).....................         32           --           --           --           --
MFS(R) Investors Trust Series (av)............................         12           --           --           --           --
MFS(R) Utilities Series.......................................     53,770       61,756       66,328       80,073       80,528
Multimanager Aggressive Equity ( j) (ap) (aw).................     16,560        7,531        1,387          418           81
Multimanager Core Bond (j)....................................    620,373      622,186      900,691        1,527          178
Multimanager International Equity (j).........................      6,261        4,615        2,823          950           34
Multimanager Large Cap Core Equity (j)........................      1,548          733          483          250           25
Multimanager Large Cap Value (j)..............................    505,169      532,550      810,414        1,658          206
Multimanager Mid Cap Growth (j)...............................      2,069        1,628        1,192          505           27
Multimanager Mid Cap Value (j)................................      5,886        3,619        2,942          798          103
Multimanager Multi-Sector Bond (c) ( j).......................     93,772       95,782      102,664       98,629       94,562
Multimanager Small Cap Growth (m).............................    777,774      854,760      924,600    1,027,039    1,096,115
Multimanager Small Cap Value (j)..............................      2,425        1,800          899          490           16
Multimanager Technology (j)...................................      5,413        3,790        2,416          790           24
Mutual Shares Securities Fund (av)............................        560           --           --           --           --
Oppenheimer Global Securities Fund/VA.........................    100,409      101,692      102,359       98,572       94,092
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................        893           --           --           --           --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................    178,392      176,156      190,619      177,748      173,114
PIMCO Variable Insurance Trust Real Return Portfolio (av)           2,531           --           --           --           --
PIMCO Variable Insurance Trust Total Return Portfolio (av)          9,104           --           --           --           --
T. Rowe Price Equity Income (av)..............................        158           --           --           --           --
Templeton Developing Markets Securities Fund (av).............      1,491           --           --           --           --
Templeton Global Bond Securities Fund (av)....................      3,996           --           --           --           --
Templeton Growth Securities Fund (av).........................        122           --           --           --           --
UIF Emerging Markets Debt Portfolio...........................      6,870       13,275       23,296       25,554       25,575
Van Eck VIP Emerging Markets Fund.............................     89,235       99,485      119,925      229,915      268,288
Van Eck VIP Global Bond Fund..................................     12,198        5,960       12,174        7,400       18,401
Van Eck VIP Global Hard Assets Fund...........................     10,901       11,849       11,478       25,882       43,644

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                AT DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                                   UNIT VALUE
                                                                               LOWEST TO HIGHEST
                                                        -----------------------------------------------------------------
                                                                2010                     2009                2008
                                                        -------------------   ---------------------  --------------------
All Asset Allocation................................... $14.03  to $24.78      $12.20  to $21.72      $9.68   to $17.35
American Century VP Mid Cap Value......................            106.72                     --                     --
AXA Aggressive Allocation (j)..........................   8.59  to 144.93        7.66  to 128.17       6.06   to 100.70
AXA Balanced Strategy (aq).............................            111.97                 101.74                     --
AXA Conservative Allocation(j).........................  10.64  to 131.35        9.99  to 122.45       9.16   to 111.49
AXA Conservative Growth Strategy (aq)..................            110.78                 101.49                     --
AXA Conservative-Plus Allocation (j)...................  10.07  to 134.11        9.30  to 122.96       8.19   to 107.46
AXA Conservative Strategy (aq).........................            108.15                 100.81                     --
AXA Growth Strategy (aq)...............................            114.36                 102.40                     --
AXA Moderate Allocation (j)............................   9.72  to 141.78        8.91  to 128.99       7.68   to 110.24
AXA Moderate Growth Strategy (aq)......................            113.12                 102.03
AXA Moderate-Plus Allocation (j).......................   9.22  to 145.92        8.33  to 130.81       6.88   to 107.26
AXA Tactical Manager 400 (av)..........................            106.93                     --                     --
AXA Tactical Manager 500 (av)..........................            104.00                     --                     --
AXA Tactical Manager 2000 (av).........................            105.76                     --                     --
AXA Tactical Manager International (av)................            105.04                     --                     --
Dreyfus Stock Index Fund, Inc..........................   9.40  to  16.46        8.25  to  14.33       6.58   to  11.34
EQ/AllianceBernstein International (h) (j).............  11.12  to 112.82                  10.55                   8.28
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  13.76  to 205.77       10.34  to 154.43       7.63   to 113.82
EQ/BlackRock Basic Value Equity (j) (v)................  14.01  to 258.94       12.52  to 230.61       9.64   to 177.01
EQ/BlackRock International Value (b) (j)...............             15.68                  14.75                  11.29
EQ/Boston Advisors Equity Income (w)...................  12.01  to 119.67       10.46  to 103.43       9.45   to  92.72
EQ/Calvert Socially Responsible (a)....................   7.82  to  90.37        6.99  to  80.31       5.36   to  61.36
EQ/Capital Guardian Growth (j) (x).....................             78.84                  69.81                  52.31
EQ/Capital Guardian Research (l) (y) (z)...............  11.54  to 136.67       10.02  to 118.02       7.66   to  89.78
EQ/Common Stock Index (j) (n)..........................             96.85                  83.59                  65.14
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  13.72  to 126.76       12.98  to 119.83      12.66   to 116.70
EQ/Equity 500 Index (j)................................            105.01                  91.81                  72.94
EQ/Equity Growth PLUS..................................  11.20  to 165.32        9.79  to 143.43       7.72   to 112.22
EQ/GAMCO Mergers & Acquisitions........................            135.51                 123.62                 105.99
EQ/GAMCO Small Company Value...........................  43.94  to  64.41       33.12  to  48.93      23.42   to  34.85
EQ/Global Bond PLUS (j)................................            127.62                 120.05                 117.74
EQ/Global Multi-Sector Equity (i) (j)..................  27.99  to 216.87       25.15  to 194.58      16.79   to 129.67
EQ/Intermediate Government Bond Index (ai) (at)........  13.07  to 115.59                 110.91                 113.49
EQ/International Core PLUS (j).........................            139.91                 128.10                  94.65
EQ/International Growth................................  15.29  to  21.43       13.30  to  18.78       9.69   to  13.79
EQ/JPMorgan Value Opportunities (j)....................            162.02                 144.25                 109.02
EQ/Large Cap Core PLUS (j).............................            105.47                  92.37                  73.01
EQ/Large Cap Growth Index (j)..........................             89.44                  77.13                  56.63
EQ/Large Cap Growth PLUS (j)...........................            189.68                 165.73                 122.89
EQ/Large Cap Value Index (j)...........................             63.43                  55.34                  46.45
EQ/Large Cap Value PLUS (j) (p) (u)....................   9.82  to 115.48        8.73  to 102.48       7.26   to  85.09
EQ/Lord Abbett Growth and Income (d) (j)...............  12.80  to 114.16       10.91  to  97.18       9.24   to  82.28
EQ/Lord Abbett Large Cap Core (j)......................            131.24                 115.16                  91.75
EQ/Mid Cap Index (e) (j) (aa)..........................  14.81  to 131.57       11.79  to 104.63       8.66   to  76.78
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............  13.76  to 198.04                 161.72                 119.04
EQ/Money Market (g)....................................  10.98  to  11.43       11.05  to  11.42      11.10   to  11.38
EQ/Montag & Caldwell Growth............................   9.33  to  10.06        8.68  to   9.29       6.74   to   7.16
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  13.41  to 182.78       10.15  to 138.16       6.47   to  87.96
EQ/PIMCO Ultra Short Bond (an) (ao)....................  13.41  to  13.77       13.35  to  13.62      12.40   to  12.60
EQ/Quality Bond PLUS ( j) (au).........................  17.69  to 161.43                 151.95                 143.26
EQ/Small Company Index (j) (ad)........................  18.11  to 178.81       14.41  to 142.12      11.44   to 112.68
EQ/T. Rowe Price Growth Stock (k)......................  13.33  to  22.40       11.45  to  19.39       8.03   to  13.70
EQ/UBS Growth & Income.................................   9.75  to 123.85        8.69  to 109.54       6.61   to  82.71
EQ/Van Kampen Comstock (j).............................            110.93                  96.28                  74.98
EQ/Wells Fargo Advantage Omega Growth (j)..............            128.76                 109.78                  78.25
Fidelity(R) VIP Asset Manager Portfolio................             14.45                  12.64                   9.79



                                                                  AT DECEMBER 31,
                                                        -----------------------------------
                                                                    UNIT VALUE
                                                                LOWEST TO HIGHEST
                                                        -----------------------------------
                                                              2007               2006
                                                        ----------------  -----------------
All Asset Allocation................................... $13.90 to $25.11  $13.30 to $24.20
American Century VP Mid Cap Value......................               --                --
AXA Aggressive Allocation (j)..........................  10.04 to 165.60            155.98
AXA Balanced Strategy (aq).............................               --                --
AXA Conservative Allocation(j).........................  10.38 to 125.29            118.42
AXA Conservative Growth Strategy (aq)..................               --                --
AXA Conservative-Plus Allocation (j)...................  10.24 to 133.37            126.43
AXA Conservative Strategy (aq).........................               --                --
AXA Growth Strategy (aq)...............................               --                --
AXA Moderate Allocation (j)............................  10.24 to 145.96            137.35
AXA Moderate Growth Strategy (aq)......................
AXA Moderate-Plus Allocation (j).......................  10.17 to 157.21            147.77
AXA Tactical Manager 400 (av)..........................               --                --
AXA Tactical Manager 500 (av)..........................               --                --
AXA Tactical Manager 2000 (av).........................               --                --
AXA Tactical Manager International (av)................               --                --
Dreyfus Stock Index Fund, Inc..........................  10.53 to  18.02   10.08 to  17.12
EQ/AllianceBernstein International (h) (j).............            16.75             14.96
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  13.80 to 205.66            176.25
EQ/BlackRock Basic Value Equity (j) (v)................  15.25 to 279.01            275.76
EQ/BlackRock International Value (b) (j)...............            19.76             17.89
EQ/Boston Advisors Equity Income (w)...................  14.06 to 136.96   13.66 to 132.07
EQ/Calvert Socially Responsible (a)....................   9.84 to 112.02    8.82 to  99.90
EQ/Capital Guardian Growth (j) (x).....................            87.78             83.22
EQ/Capital Guardian Research (l) (y) (z)...............  12.75 to 148.80   11.60 to 146.37
EQ/Common Stock Index (j) (n)..........................           115.89            111.99
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  13.91 to 128.15   13.51 to 124.29
EQ/Equity 500 Index (j)................................           116.38            110.89
EQ/Equity Growth PLUS..................................  13.03 to 187.95   11.51 to 164.80
EQ/GAMCO Mergers & Acquisitions........................           123.00            118.92
EQ/GAMCO Small Company Value...........................  33.77 to  50.64   30.90 to  46.68
EQ/Global Bond PLUS (j)................................           110.57            101.15
EQ/Global Multi-Sector Equity (i) (j)..................  39.42 to 304.02   27.78 to 214.07
EQ/Intermediate Government Bond Index (ai) (at)........           149.27                --
EQ/International Core PLUS (j).........................           171.65            148.97
EQ/International Growth................................  16.23 to  23.27   13.97 to  20.17
EQ/JPMorgan Value Opportunities (j)....................           181.02            183.24
EQ/Large Cap Core PLUS (j).............................           116.64            112.28
EQ/Large Cap Growth Index (j)..........................            88.85             77.95
EQ/Large Cap Growth PLUS (j)...........................           198.96            172.08
EQ/Large Cap Value Index (j)...........................           107.28            114.04
EQ/Large Cap Value PLUS (j) (p) (u)....................  12.78 to 150.30            157.30
EQ/Lord Abbett Growth and Income (d) (j)...............  14.59 to 129.70   14.11 to 125.34
EQ/Lord Abbett Large Cap Core (j)......................           132.91            120.09
EQ/Mid Cap Index (e) (j) (aa)..........................  17.09 to 151.40   15.84 to 140.14
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............           196.96            200.16
EQ/Money Market (g)....................................  10.92 to  11.12   10.48 to  10.59
EQ/Montag & Caldwell Growth............................  10.12 to  10.67    8.44 to   8.83
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  12.29 to 166.98            136.41
EQ/PIMCO Ultra Short Bond (an) (ao)....................  12.97 to  13.13   11.68 to  11.78
EQ/Quality Bond PLUS ( j) (au).........................           153.30            146.64
EQ/Small Company Index (j) (ad)........................  17.38 to 171.06            174.25
EQ/T. Rowe Price Growth Stock (k)......................  13.89 to  23.88   12.96 to  22.44
EQ/UBS Growth & Income.................................  11.10 to 137.92   11.06 to 136.33
EQ/Van Kampen Comstock (j).............................           118.91            121.96
EQ/Wells Fargo Advantage Omega Growth (j)..............           108.08             97.08
Fidelity(R) VIP Asset Manager Portfolio................            13.74             11.89

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                           -------------------------------------------------------
                                                                                 UNIT VALUE
                                                                              LOWEST TO HIGHEST
                                                           -------------------------------------------------------
                                                                 2010                 2009             2008
                                                           -------------------- ---------------- -----------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)........... 14.37  to  16.42     12.36 to  14.01    9.18 to  10.32
Fidelity(R) VIP Growth & Income Portfolio.................            11.20                9.75              7.67
Fidelity(R) VIP Mid Cap Portfolio.........................           113.34                 --                --
Franklin Income Securities Fund (af) (ag) (ah)............ 10.74  to  16.75      9.53 to  14.92    7.03 to  11.04
Franklin Rising Dividends Securities...................... 14.95  to 108.47               12.43             10.63
Franklin Small Cap Value Securities (av)..................           106.81                 --                --
Franklin Strategic Income Securities Fund (av)............           105.24                 --                --
Goldman Sachs VIT Mid Cap Value Fund (av).................           108.47                 --                --
Invesco V.I. Financial Services Fund......................  6.54  to   6.65      5.95 to   6.02    4.68 to   4.73
Invesco V.I. Global Health Care Fund...................... 13.27  to  14.30     12.64 to  13.58    9.94 to  10.63
Invesco V.I. Global Real Estate Fund (av).................           111.53                 --                --
Invesco V.I. International Growth Fund (av)...............           110.41                 --                --
Invesco V.I. Mid Cap Core Equity Fund (av)................           105.14                 --                --
Invesco V.I. Small Cap Equity Fund (av)...................           109.49                 --                --
Invesco V.I. Technology Fund.............................. 11.13  to  14.75      9.21 to  12.16    5.87 to   7.73
Invesco Van Kampen Global Value Equity Fund............... 12.20  to  14.52     11.00 to  13.13    9.48 to  11.36
IVY Funds VIP Energy (av).................................           114.48                 --                --
IVY Funds VIP Mid Cap Growth (av).........................           115.78                 --                --
IVY Funds VIP Small Cap Growth (av).......................           113.53                 --                --
Janus Aspen Series Balanced Portfolio..................... 15.96  to  16.75     14.84 to  15.51   11.87 to  12.36
Janus Aspen Series Enterprise Portfolio...................  8.74  to  13.79      6.94 to  11.04    4.80 to   7.68
Janus Aspen Series Forty Portfolio........................ 10.51  to  11.27      9.92 to  10.56    6.83 to   7.21
Janus Aspen Series Overseas Portfolio..................... 25.20  to  32.85     20.11 to  26.37   11.20 to  14.78
Janus Aspen Series Perkins Mid Cap Value Portfolio........            17.70               15.34             11.54
Janus Aspen Series Worldwide Portfolio....................  6.77  to   8.83      5.89 to   7.63    4.31 to   5.54
Lazard Retirement Emerging Markets Equity Portfolio (av)             114.04                 --                --
MFS(R) International Value Portfolio (av).................           106.86                 --                --
MFS(R) Investors Growth Stock Series (av).................           105.80                 --                --
MFS(R) Investors Trust Series (av)........................           102.73                 --                --
MFS(R) Utilities Series................................... 26.62  to  29.93     23.48 to  26.30   17.68 to  19.74
Multimanager Aggressive Equity ( j) (ap) (aw).............            87.39               74.30             54.13
Multimanager Core Bond (j)................................           154.18              145.18            134.03
Multimanager International Equity (j).....................           193.73              181.13            139.42
Multimanager Large Cap Core Equity (j)....................           153.99              138.05            104.18
Multimanager Large Cap Value (j)..........................           168.15              148.60            120.96
Multimanager Mid Cap Growth (j)...........................           205.79              162.19            114.40
Multimanager Mid Cap Value (j)............................           172.21              137.87             95.50
Multimanager Multi-Sector Bond (c) ( j)................... 13.16  to 123.50     12.35 to 115.82   11.28 to 105.63
Multimanager Small Cap Growth (m)......................... 12.18  to  13.62      9.61 to  10.67    7.20 to   7.93
Multimanager Small Cap Value (j)..........................           202.76              162.86            128.82
Multimanager Technology (j)...............................           214.70              182.41            115.13
Mutual Shares Securities Fund (av)........................           103.00                 --                --
Oppenheimer Global Securities Fund/VA.....................            20.14               17.46             12.58
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...................................           124.21                 --                --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)................................................            20.52               18.44             15.83
PIMCO Variable Insurance Trust Real Return Portfolio (av)            105.13                 --                --
PIMCO Variable Insurance Trust Total Return Portfolio (av)           104.64                 --                --
T. Rowe Price Equity Income (av)..........................           102.60                 --                --
Templeton Developing Markets Securities Fund (av).........           113.63                 --                --
Templeton Global Bond Securities Fund (av)................           105.16                 --                --
Templeton Growth Securities Fund (av).....................           104.38                 --                --
UIF Emerging Markets Debt Portfolio.......................            23.37               21.29             16.35
Van Eck VIP Emerging Markets Fund.........................            24.11               19.01              8.92
Van Eck VIP Global Bond Fund..............................            20.52               19.33             18.24
Van Eck VIP Global Hard Assets Fund.......................            52.47               40.60             25.77



                                                                       AT DECEMBER 31,
                                                           --------------------------------------
                                                                        UNIT VALUE
                                                                     LOWEST TO HIGHEST
                                                           --------------------------------------
                                                                2007                  2006
                                                           ---------------    -------------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)........... 16.12  to  17.96     13.82  to  15.27
Fidelity(R) VIP Growth & Income Portfolio.................            13.15                11.73
Fidelity(R) VIP Mid Cap Portfolio.........................              --                   --
Franklin Income Securities Fund (af) (ag) (ah)............  9.99  to  15.75                15.24
Franklin Rising Dividends Securities......................            14.64                15.09
Franklin Small Cap Value Securities (av)..................              --                   --
Franklin Strategic Income Securities Fund (av)............              --                   --
Goldman Sachs VIT Mid Cap Value Fund (av).................              --                   --
Invesco V.I. Financial Services Fund...................... 11.59  to  11.65     14.95  to  14.98
Invesco V.I. Global Health Care Fund...................... 13.97  to  14.90     12.53  to  13.32
Invesco V.I. Global Real Estate Fund (av).................              --                   --
Invesco V.I. International Growth Fund (av)...............              --                   --
Invesco V.I. Mid Cap Core Equity Fund (av)................              --                   --
Invesco V.I. Small Cap Equity Fund (av)...................              --                   --
Invesco V.I. Technology Fund.............................. 10.61  to  13.92      9.89  to  12.93
Invesco Van Kampen Global Value Equity Fund............... 15.84  to  19.05     14.86  to  17.92
IVY Funds VIP Energy (av).................................              --                   --
IVY Funds VIP Mid Cap Growth (av).........................              --                   --
IVY Funds VIP Small Cap Growth (av).......................              --                   --
Janus Aspen Series Balanced Portfolio..................... 14.22  to  14.74     12.96  to  13.38
Janus Aspen Series Enterprise Portfolio...................  8.52  to  13.75      6.98  to  11.35
Janus Aspen Series Forty Portfolio........................ 12.32  to  12.92      9.06  to   9.43
Janus Aspen Series Overseas Portfolio..................... 23.39  to  31.04     18.23  to  24.33
Janus Aspen Series Perkins Mid Cap Value Portfolio........            16.01                14.93
Janus Aspen Series Worldwide Portfolio....................  7.85  to  10.01      7.22  to   9.13
Lazard Retirement Emerging Markets Equity Portfolio (av)                --                   --
MFS(R) International Value Portfolio (av).................              --                   --
MFS(R) Investors Growth Stock Series (av).................              --                   --
MFS(R) Investors Trust Series (av)........................              --                   --
MFS(R) Utilities Series................................... 28.47  to  31.68     22.34  to  24.77
Multimanager Aggressive Equity ( j) (ap) (aw).............           101.51                91.14
Multimanager Core Bond (j)................................           130.81               123.10
Multimanager International Equity (j).....................           264.21               235.00
Multimanager Large Cap Core Equity (j)....................           172.31               164.10
Multimanager Large Cap Value (j)..........................           193.37               186.58
Multimanager Mid Cap Growth (j)...........................           202.77               181.19
Multimanager Mid Cap Value (j)............................           149.14               149.00
Multimanager Multi-Sector Bond (c) ( j)................... 14.76  to 138.09     14.32  to 133.89
Multimanager Small Cap Growth (m)......................... 12.53  to  13.70     12.18  to  13.21
Multimanager Small Cap Value (j)..........................           207.32               229.95
Multimanager Technology (j)...............................           217.54               184.01
Mutual Shares Securities Fund (av)........................              --                   --
Oppenheimer Global Securities Fund/VA.....................            21.15                20.01
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...................................              --                   --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)................................................            16.02                14.65
PIMCO Variable Insurance Trust Real Return Portfolio (av)               --                   --
PIMCO Variable Insurance Trust Total Return Portfolio (av)              --                   --
T. Rowe Price Equity Income (av)..........................              --                   --
Templeton Developing Markets Securities Fund (av).........              --                   --
Templeton Global Bond Securities Fund (av)................              --                   --
Templeton Growth Securities Fund (av).....................              --                   --
UIF Emerging Markets Debt Portfolio.......................            19.23                18.05
Van Eck VIP Emerging Markets Fund.........................            25.32                18.40
Van Eck VIP Global Bond Fund..............................            17.60                16.04
Van Eck VIP Global Hard Assets Fund.......................            47.84                32.91

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                  NET ASSETS
                                                                                   (000'S)
                                                        --------------------------------------------------------------
                                                           2010         2009         2008         2007         2006
                                                        ----------   ----------   ----------   ----------   ----------
All Asset Allocation...................................  $70,737      $68,155      $60,021      $94,408      $98,759
American Century VP Mid Cap Value......................       25           --           --           --           --
AXA Aggressive Allocation (j)..........................   17,566       13,231        6,742        4,233          242
AXA Balanced Strategy (aq).............................    2,560          248           --           --           --
AXA Conservative Allocation(j).........................    2,497        2,091          846          135            1
AXA Conservative Growth Strategy (aq)..................      788           30           --           --           --
AXA Conservative-Plus Allocation (j)...................    5,286        3,638        1,566          633            7
AXA Conservative Strategy (aq).........................      539           58           --           --           --
AXA Growth Strategy (aq)...............................    2,591          301           --           --           --
AXA Moderate Allocation (j)............................   27,881       20,681        9,312        4,417          244
AXA Moderate Growth Strategy (aq)......................    7,436          646           --           --           --
AXA Moderate-Plus Allocation (j).......................   57,417       44,094       23,098       13,149          610
AXA Tactical Manager 400 (av)..........................       60           --           --           --           --
AXA Tactical Manager 500 (av)..........................       31           --           --           --           --
AXA Tactical Manager 2000 (av).........................       28           --           --           --           --
AXA Tactical Manager International (av)................       33           --           --           --           --
Dreyfus Stock Index Fund, Inc..........................   24,281       34,285       31,914       64,956       77,325
EQ/AllianceBernstein International (h) (j).............    3,107        2,977        3,517        3,947        6,526
EQ/AllianceBernstein Small Cap Growth (j) (o)..........    2,040        1,320          766          977            9
EQ/BlackRock Basic Value Equity (j) (v)................    3,293        1,998        1,127        1,188           14
EQ/BlackRock International Value (b) (j)...............    5,520        4,619        5,200       12,274       11,357
EQ/Boston Advisors Equity Income (w)...................   16,769       15,939       17,102       36,559       12,264
EQ/Calvert Socially Responsible (a)....................    1,385        1,403        1,113        2,111        1,869
EQ/Capital Guardian Growth (j) (x).....................      554          421          303        7,763           19
EQ/Capital Guardian Research (l) (y) (z)...............    3,936        3,779        2,766        5,194        2,098
EQ/Common Stock Index (j) (n)..........................    3,629        2,528        1,249        1,199           46
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........   36,766       36,859        9,495       34,384       14,462
EQ/Equity 500 Index (j)................................    3,647        2,441        1,437          912           16
EQ/Equity Growth PLUS..................................   10,655        9,741        7,990       13,369       12,186
EQ/GAMCO Mergers & Acquisitions........................      608          316          220          178           20
EQ/GAMCO Small Company Value...........................   76,969       64,123       51,202       82,005       83,200
EQ/Global Bond PLUS (j)................................    1,046          752          493           96           10
EQ/Global Multi-Sector Equity (i) (j)..................    5,699        4,464        2,186        3,093        1,345
EQ/Intermediate Government Bond Index (ai) (at)........   16,654        8,368          239           71           --
EQ/International Core PLUS (j).........................      779          552          188          106            2
EQ/International Growth................................   17,185       17,016       13,652       24,711       21,606
EQ/JPMorgan Value Opportunities (j)....................      449          258          118           71            3
EQ/Large Cap Core PLUS (j).............................      315           53           31           14            1
EQ/Large Cap Growth Index (j)..........................      880          568          225          102            2
EQ/Large Cap Growth PLUS (j)...........................      586          397          219          127            6
EQ/Large Cap Value Index (j)...........................      330          199           86           76           10
EQ/Large Cap Value PLUS (j) (p) (u)....................    7,871        6,949        6,103       13,308           97
EQ/Lord Abbett Growth and Income (d) (j)...............    6,685        5,851        4,952        7,917        7,381
EQ/Lord Abbett Large Cap Core (j)......................      446          259           79           34            2
EQ/Mid Cap Index (e) (j) (aa)..........................    4,645        3,673        2,399        4,010        2,867
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............   13,903       12,238          319          313           32
EQ/Money Market (g)....................................   18,744       23,763       47,430       52,636       54,255
EQ/Montag & Caldwell Growth............................   49,095       49,539       39,026       62,655       55,109
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........   11,000        8,519        6,039       12,622            1
EQ/PIMCO Ultra Short Bond (an) (ao)....................    6,081        6,077        4,947        4,140        7,933
EQ/Quality Bond PLUS ( j) (au).........................    9,613       10,401          404          124            4
EQ/Small Company Index (j) (ad)........................    7,530        5,965        3,109        6,166           33
EQ/T. Rowe Price Growth Stock (k)......................   38,615       36,231       29,281       51,422       52,829
EQ/UBS Growth & Income.................................   15,479       14,919       11,901       21,376       22,392
EQ/Van Kampen Comstock (j).............................      581          192           94           60            7
EQ/Wells Fargo Advantage Omega Growth (j)..............    1,041          252           51           26            0
Fidelity(R) VIP Asset Manager Portfolio................        6           99           42          206          152

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                  AT DECEMBER 31,
                                                               -----------------------------------------------------
                                                                                    NET ASSETS
                                                                                      (000'S)
                                                               -----------------------------------------------------
                                                                 2010       2009       2008       2007        2006
                                                               --------   --------   --------   --------   ---------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)...............  26,505     24,927     26,507     51,385     35,263
Fidelity(R) VIP Growth & Income Portfolio.....................     508        349        377      1,933      1,145
Fidelity(R) VIP Mid Cap Portfolio.............................      78         --         --         --         --
Franklin Income Securities Fund (af) (ag) (ah)................   7,296      6,792      6,099     10,844      1,391
Franklin Rising Dividends Securities..........................     737        512        439        580        611
Franklin Small Cap Value Securities (av)......................      26         --         --         --         --
Franklin Strategic Income Securities Fund (av)................      85         --         --         --         --
Goldman Sachs VIT Mid Cap Value Fund (av).....................      54         --         --         --         --
Invesco V.I. Financial Services Fund..........................     175        179        120        295        365
Invesco V.I. Global Health Care Fund..........................     654        648        506        810        725
Invesco V.I. Global Real Estate Fund (av).....................      80         --         --         --         --
Invesco V.I. International Growth Fund (av)...................      69         --         --         --         --
Invesco V.I. Mid Cap Core Equity Fund (av)....................      19         --         --         --         --
Invesco V.I. Small Cap Equity Fund (av).......................      12         --         --         --         --
Invesco V.I. Technology Fund..................................     277        181         75        200        175
Invesco Van Kampen Global Value Equity Fund...................     553        513      1,169      1,896      1,719
IVY Funds VIP Energy (av).....................................     106         --         --         --         --
IVY Funds VIP Mid Cap Growth (av).............................     141         --         --         --         --
IVY Funds VIP Small Cap Growth (av)...........................      37         --         --         --         --
Janus Aspen Series Balanced Portfolio.........................   8,807      8,782      7,110      9,151      8,588
Janus Aspen Series Enterprise Portfolio.......................  13,557     12,019      9,274     17,758     16,816
Janus Aspen Series Forty Portfolio............................  17,601     18,028     14,263     14,592     22,225
Janus Aspen Series Overseas Portfolio.........................   9,440      7,966      5,082     27,804     13,185
Janus Aspen Series Perkins Mid Cap Value Portfolio............   1,450      1,375      1,195      3,343      2,291
Janus Aspen Series Worldwide Portfolio........................  11,487     11,037      8,499     16,486     15,712
Lazard Retirement Emerging Markets Equity Portfolio (av)           354         --         --         --         --
MFS(R) International Value Portfolio (av).....................     168         --         --         --         --
MFS(R) Investors Growth Stock Series (av).....................       3         --         --         --         --
MFS(R) Investors Trust Series (av)............................       1         --         --         --         --
MFS(R) Utilities Series.......................................   1,506      1,521      1,236      2,422      1,913
Multimanager Aggressive Equity ( j) (ap) (aw).................   1,447        560         75         42          7
Multimanager Core Bond (j)....................................   8,603      7,901      9,961        200         22
Multimanager International Equity (j).........................   1,213        836        394        251          8
Multimanager Large Cap Core Equity (j)........................     238        101         50         43          4
Multimanager Large Cap Value (j)..............................   5,237      4,589      5,220        320         39
Multimanager Mid Cap Growth (j)...............................     426        264        136        102          5
Multimanager Mid Cap Value (j)................................   1,014        499        281        119         15
Multimanager Multi-Sector Bond (c) ( j).......................   2,308      1,970      1,723      1,932      1,455
Multimanager Small Cap Growth (m).............................  13,400     11,393      9,070     17,055     17,426
Multimanager Small Cap Value (j)..............................     492        293        116        102          4
Multimanager Technology (j)...................................   1,162        692        278        172          4
Mutual Shares Securities Fund (av)............................      58         --         --         --         --
Oppenheimer Global Securities Fund/VA.........................   2,022      1,776      1,287      2,085      1,882
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................     111         --         --         --         --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................   3,590      3,188      2,964      2,801      2,495
PIMCO Variable Insurance Trust Real Return Portfolio (av)          266         --         --         --         --
PIMCO Variable Insurance Trust Total Return Portfolio (av)         953         --         --         --         --
T. Rowe Price Equity Income (av)..............................      16         --         --         --         --
Templeton Developing Markets Securities Fund (av).............     169         --         --         --         --
Templeton Global Bond Securities Fund (av)....................     420         --         --         --         --
Templeton Growth Securities Fund (av).........................      13         --         --         --         --
UIF Emerging Markets Debt Portfolio...........................     161        283        381        491        462
Van Eck VIP Emerging Markets Fund.............................   2,152      1,891      1,069      5,821      4,936
Van Eck VIP Global Bond Fund..................................     250        115        222        130        295
Van Eck VIP Global Hard Assets Fund...........................     667        481        296      1,238      1,437

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)

----------
(a) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(b) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(c) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(e)   EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
      2006.
(f)   EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
      2006.
(g) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(h) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(i) EQ/Global Multi-Sector Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(j)   Units were made available for sale on September 8, 2006.
(k) EQ/T. Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
(l) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(m) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(n) EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
(o) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(p) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
(q) EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
(r) EQ/Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on August 17, 2007.
(s) Fidelity VIP(R) Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007.
(t) Fidelity VIP(R) Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007.
(u) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(w) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
(x) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007.
(y) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(z) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(aa) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
(ab) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
(ac) EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
(ad) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(ae) EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(af) Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
(ag) Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
(ah) Franklin Income Securities Fund was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
(ai)  Units were made available for sale on April 27, 2007.
(aj)  Units were made available for sale on August 17, 2007.
(ak) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(al) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(am) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(an) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(ao) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ap) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)
(aq)  Units were made available for sale on September 18, 2009.
(ar) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(as) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(at) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(au) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(av)  Units were made available for sale on May 24, 2010.
(aw) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                  INVESTMENT
                                                                                INCOME RATIO*
                                                        --------------------------------------------------------------
                                                           2010         2009         2008         2007         2006
                                                        ----------   ----------   ----------   ----------   ----------
All Asset Allocation................................... 1.43 %       2.05 %       2.19 %       3.54 %       2.80 %
American Century VP Mid Cap Value......................  2.68          --           --           --           --
AXA Aggressive Allocation (j)..........................  1.71         1.17         2.26         4.95         8.78
AXA Balanced Strategy (aq).............................  2.26         3.76          --           --           --
AXA Conservative Allocation(j).........................  2.52         3.00         8.59         8.06         1.19
AXA Conservative Growth Strategy (aq)..................  2.55         4.43          --           --           --
AXA Conservative-Plus Allocation (j)...................  2.31         2.56         4.92         7.25        17.16
AXA Conservative Strategy (aq).........................  2.91         5.07          --           --           --
AXA Growth Strategy (aq)...............................  1.98         2.55          --           --           --
AXA Moderate Allocation (j)............................  2.30         1.81         5.41         7.01        10.12
AXA Moderate Growth Strategy (aq)......................  1.94         2.68          --           --           --
AXA Moderate-Plus Allocation (j).......................  1.87         1.61         3.17         5.52         9.44
AXA Tactical Manager 400 (av)..........................   --           --           --           --           --
AXA Tactical Manager 500 (av)..........................  1.04          --           --           --           --
AXA Tactical Manager 2000 (av).........................  0.13          --           --           --           --
AXA Tactical Manager International (av)................  2.41          --           --           --           --
Dreyfus Stock Index Fund, Inc..........................  1.65         2.09         2.07         1.68         1.69
EQ/AllianceBernstein International (h) (j).............  2.38         2.46         3.09         1.19         1.32
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  0.02         0.09         0.01          --           --
EQ/BlackRock Basic Value Equity (j) (v)................  1.54         2.97         2.07         4.69         4.29
EQ/BlackRock International Value (b) (j)...............  1.00         1.90         2.22         2.19         1.62
EQ/Boston Advisors Equity Income (w)...................  2.45         2.50         2.15         4.67         1.83
EQ/Calvert Socially Responsible (a)....................  0.05         0.49         0.44         0.45          --
EQ/Capital Guardian Growth (j) (x).....................  0.55         0.51         0.14          --          0.17
EQ/Capital Guardian Research (l) (y) (z)...............  1.03         1.51         1.11         2.53         0.83
EQ/Common Stock Index (j) (n)..........................  1.41         2.07         2.35         2.23         3.68
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  2.37         5.87         3.00        10.85         4.49
EQ/Equity 500 Index (j)................................  1.53         2.20         2.39         2.67         5.16
EQ/Equity Growth PLUS..................................  0.29         0.88         0.96         0.18         0.16
EQ/GAMCO Mergers & Acquisitions........................   --           --          0.57         1.06         8.41
EQ/GAMCO Small Company Value...........................  0.34         0.41         0.54         0.41         0.85
EQ/Global Bond PLUS (j)................................  2.95         0.82        23.25         4.33         0.20
EQ/Global Multi-Sector Equity (i) (j)..................  1.27         1.50         0.26          --          0.59
EQ/Intermediate Government Bond Index (ai) (at)........  1.84         4.32         4.97        12.26          --
EQ/International Core PLUS (j).........................  1.97         4.04         2.29          .75         2.89
EQ/International Growth................................  0.85         1.14         0.94         0.53         0.80
EQ/JPMorgan Value Opportunities (j)....................  1.64         1.81         3.19         3.02         7.22
EQ/Large Cap Core PLUS (j).............................  2.03         5.05         0.70         3.32         4.18
EQ/Large Cap Growth Index (j)..........................  1.09         2.62         0.25          --           --
EQ/Large Cap Growth PLUS (j)...........................  0.41         1.52         0.17          .89          --
EQ/Large Cap Value Index (j)...........................  1.77        11.22         2.14          --           --
EQ/Large Cap Value PLUS (j) (p) (u)....................  1.36         2.19         2.99        16.16         4.36
EQ/Lord Abbett Growth and Income (d) (j)...............  0.71         1.00         1.72         1.37         0.79
EQ/Lord Abbett Large Cap Core (j)......................  0.44         0.83         1.47         1.76         3.14
EQ/Mid Cap Index (e) (j) (aa)..........................  0.95         1.37         1.11          --          0.26
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............  1.25         1.25         1.67         1.82          .92
EQ/Money Market (g)....................................  0.07         0.22         2.35         4.84         4.61
EQ/Montag & Caldwell Growth............................  0.56         0.39         0.19         0.20         0.19
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  0.35          --           --          2.89         0.22
EQ/PIMCO Ultra Short Bond (an) (ao)....................  0.40         1.14         2.58         1.99         2.85
EQ/Quality Bond PLUS ( j) (au)......................... 10.24         8.56         6.30        10.47         1.30
EQ/Small Company Index (j) (ad)........................  1.24         1.53         0.88        10.09         2.35
EQ/T. Rowe Price Growth Stock (k)......................   --           --           --          0.07          --
EQ/UBS Growth & Income.................................  0.72         0.83         1.21         0.78         0.76
EQ/Van Kampen Comstock (j).............................  1.87         1.74         2.98         3.00         3.89
EQ/Wells Fargo Advantage Omega Growth (j)..............  0.01         0.26         0.84          --           --
Fidelity(R) VIP Asset Manager Portfolio................  0.25         2.62         0.77         6.13         3.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                        AT DECEMBER 31,
                                                                   ---------------------------------------------------------
                                                                                          INVESTMENT
                                                                                         INCOME RATIO*
                                                                   ---------------------------------------------------------
                                                                      2010        2009        2008        2007        2006
                                                                   ---------   ---------   ---------   ---------   ---------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)...................     1.00        1.18        0.93        1.02        1.22
Fidelity(R) VIP Growth & Income Portfolio.........................     0.87        1.04        0.54        2.19        0.92
Fidelity(R) VIP Mid Cap Portfolio.................................     0.34         --          --          --          --
Franklin Income Securities Fund (af) (ag) (ah)....................     6.69        8.57        5.48        1.79        3.58
Franklin Rising Dividends Securities..............................     1.55        1.44        1.81        2.29        1.11
Franklin Small Cap Value Securities (av)..........................     0.06         --          --          --          --
Franklin Strategic Income Securities Fund (av)....................     0.01         --          --          --          --
Goldman Sachs VIT Mid Cap Value Fund (av).........................     0.76         --          --          --          --
Invesco V.I. Financial Services Fund..............................     0.10        3.66        2.68        1.79        1.66
Invesco V.I. Global Health Care Fund..............................      --         0.36         --          --          --
Invesco V.I. Global Real Estate Fund (av).........................     6.86         --          --          --          --
Invesco V.I. Global International Growth Fund (av)................     1.46         --          --          --          --
Invesco V.I. Mid Cap Core Equity Fund (av)........................     0.34         --          --          --          --
Invesco V.I. Small Cap Equity Fund (av)...........................      --          --          --          --          --
Invesco V.I. Technology Fund......................................      --          --          --          --          --
Invesco Van Kampen Global Value Equity Fund.......................     1.92        4.56        2.72        2.06        1.54
IVY Funds VIP Energy (av).........................................      --          --          --          --          --
IVY Funds VIP Mid Cap Growth (av).................................      --          --          --          --          --
IVY Funds VIP Small Cap Growth (av)...............................      --          --          --          --          --
Janus Aspen Series Balanced Portfolio.............................     2.81        3.06        2.65        2.59        2.18
Janus Aspen Series Enterprise Portfolio...........................     0.07         --         0.25         .21         --
Janus Aspen Series Forty Portfolio................................     0.34        0.04        0.02         .34         .34
Janus Aspen Series Overseas Portfolio.............................     0.60        0.48        1.18         .54        1.98
Janus Aspen Series Perkins Mid Cap Value Portfolio................     0.49        0.33        0.32        1.52        1.00
Janus Aspen Series Worldwide Portfolio............................     0.61        1.44        0.49         .75        1.77
Lazard Retirement Emerging Markets Equity Portfolio (av)..........     3.04         --          --          --          --
MFS(R) International Value Portfolio (av).........................      --          --          --          --          --
MFS(R) Investors Growth Stock Series (av).........................      --          --          --          --          --
MFS(R) Investors Trust Series (av)................................      --          --          --          --          --
MFS(R) Utilities Series...........................................     3.16        4.81        1.48         .96        1.94
Multimanager Aggressive Equity ( j) (ap)(aw)......................     0.64        0.21        0.47         --          --
Multimanager Core Bond (j)........................................     3.01        3.66        5.25        3.84         .77
Multimanager International Equity (j).............................     3.38        1.91        2.49        1.36        1.22
Multimanager Large Cap Core Equity (j)............................     0.42        1.71        0.78         .82        1.01
Multimanager Large Cap Value (j)..................................     1.13        1.70        1.87        2.01        1.39
Multimanager Mid Cap Growth (j)...................................      --          --          --          --          --
Multimanager Mid Cap Value (j)....................................     1.00        3.24        0.80         --          --
Multimanager Multi-Sector Bond (c) ( j)...........................     2.81        4.82       10.67        8.69        7.15
Multimanager Small Cap Growth (m).................................      --          --          --          --          --
Multimanager Small Cap Value (j)..................................     0.17        1.20        0.33         .57         .73
Multimanager Technology (j).......................................      --          --          --          --          --
Mutual Shares Securities Fund (av)................................     0.44         --          --          --          --
Oppenheimer Global Securities Fund/VA.............................     1.20        1.92        1.27        1.12         .80
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...........................................    11.32         --          --          --          --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)........................................................     4.56        2.89        3.37        2.98        3.33
PIMCO Variable Insurance Trust Real Return Portfolio (av).........     2.88         --          --          --          --
PIMCO Variable Insurance Trust Total Return Portfolio (av)........     5.85         --          --          --          --
T. Rowe Price Equity Income (av)..................................     1.64         --          --          --          --
Templeton Developing Markets Securities Fund (av).................     0.02         --          --          --          --
Templeton Global Bond Securities Fund (av)........................     0.01         --          --          --          --
Templeton Growth Securities Fund (av).............................      --          --          --          --          --
UIF Emerging Markets Debt Portfolio...............................     3.63        6.96        7.11        7.35        9.5
Van Eck VIP Emerging Markets Fund.................................     0.60        0.15         --          .45         .58
Van Eck VIP Global Bond Fund......................................     3.14        4.11        2.94        6.24        8.12
Van Eck VIP Global Hard Assets Fund...............................     0.41        0.28        0.30         .11         .06

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                        AT DECEMBER 31,
                                                        ------------------------------------------------
                                                                        EXPENSE RATIO**
                                                                       LOWEST TO HIGHEST
                                                        ------------------------------------------------
                                                            2010            2009             2008
                                                        -------------- ---------------  ----------------
All Asset Allocation................................... 0.00  to 0.75%  0.00  to 0.75%   0.00  to 0.75%
American Century VP Mid Cap Value......................          0.00              --               --
AXA Aggressive Allocation (j).......................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Balanced Strategy (aq).............................          0.00            0.00               --
AXA Conservative Allocation(j)......................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Conservative Growth Strategy (aq)..................          0.00            0.00               --
AXA Conservative-Plus Allocation (j)................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Conservative Strategy (aq).........................          0.00            0.00               --
AXA Growth Strategy (aq)...............................          0.00            0.00               --
AXA Moderate Allocation (j)............................ 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Moderate Growth Strategy (aq)......................          0.00            0.00
AXA Moderate-Plus Allocation (j)....................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Tactical Manager 400 (av)..........................          0.00              --               --
AXA Tactical Manager 500 (av)..........................          0.00              --               --
AXA Tactical Manager 2000 (av).........................          0.00              --               --
AXA Tactical Manager International (av)................          0.00              --               --
Dreyfus Stock Index Fund, Inc.......................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/AllianceBernstein International (h) (j).............          0.00            0.00             0.00
EQ/AllianceBernstein Small Cap Growth (j) (o).......... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/BlackRock Basic Value Equity (j) (v)................ 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/BlackRock International Value (b) (j)...............          0.00            0.00             0.00
EQ/Boston Advisors Equity Income (w)................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Calvert Socially Responsible (a).................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Capital Guardian Growth (j) (x).....................          0.00            0.00             0.00
EQ/Capital Guardian Research (l) (y) (z)............... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Common Stock Index (j) (n)..........................          0.00            0.00             0.00
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as)......... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Equity 500 Index (j)................................          0.00            0.00             0.00
EQ/Equity Growth PLUS.................................. 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/GAMCO Mergers & Acquisitions........................          0.00            0.00             0.00
EQ/GAMCO Small Company Value........................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Global Bond PLUS (j)................................          0.00            0.00             0.00
EQ/Global Multi-Sector Equity (i) (j).................. 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Intermediate Government Bond Index (ai) (at)........ 0.00  to 0.75            0.00             0.00
EQ/International Core PLUS (j).........................          0.00            0.00             0.00
EQ/International Growth................................ 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/JPMorgan Value Opportunities (j)....................          0.00            0.00             0.00
EQ/Large Cap Core PLUS (j).............................          0.00            0.00             0.00
EQ/Large Cap Growth Index (j)..........................          0.00            0.00             0.00
EQ/Large Cap Growth PLUS (j)...........................          0.00            0.00             0.00
EQ/Large Cap Value Index (j)...........................          0.00            0.00             0.00
EQ/Large Cap Value PLUS (j) (p) (u).................... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Lord Abbett Growth and Income (d) (j)............... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Lord Abbett Large Cap Core (j)......................          0.00            0.00             0.00
EQ/Mid Cap Index (e) (j) (aa).......................... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............          0.00   0.00  to 0.35             0.00
EQ/Money Market (g).................................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Montag & Caldwell Growth............................ 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae).......... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/PIMCO Ultra Short Bond (an) (ao).................... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Quality Bond PLUS ( j) (au)......................... 0.00  to 0.75            0.00             0.00
EQ/Small Company Index (j) (ad)........................ 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/T. Rowe Price Growth Stock (k)...................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/UBS Growth & Income................................. 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Van Kampen Comstock (j).............................          0.00            0.00             0.00
EQ/Wells Fargo Advantage Omega Growth (j)..............          0.00            0.00             0.00
Fidelity(R) VIP Asset Manager Portfolio................          0.00            0.00             0.00



                                                                AT DECEMBER 31,
                                                        --------------------------------
                                                                EXPENSE RATIO**
                                                               LOWEST TO HIGHEST
                                                        --------------------------------
                                                             2007            2006
                                                        --------------- ----------------
All Asset Allocation...................................  0.00  to 0.75%  0.00  to 0.75%
American Century VP Mid Cap Value......................             --              --
AXA Aggressive Allocation (j)..........................  0.00  to 0.75              --
AXA Balanced Strategy (aq).............................             --              --
AXA Conservative Allocation(j).........................  0.00  to 0.75              --
AXA Conservative Growth Strategy (aq)..................             --              --
AXA Conservative-Plus Allocation (j)...................  0.00  to 0.75              --
AXA Conservative Strategy (aq).........................             --              --
AXA Growth Strategy (aq)...............................             --              --
AXA Moderate Allocation (j)............................  0.00  to 0.75              --
AXA Moderate Growth Strategy (aq)......................                             --
AXA Moderate-Plus Allocation (j).......................  0.00  to 0.75              --
AXA Tactical Manager 400 (av)..........................             --              --
AXA Tactical Manager 500 (av)..........................             --              --
AXA Tactical Manager 2000 (av).........................             --              --
AXA Tactical Manager International (av)................             --              --
Dreyfus Stock Index Fund, Inc..........................  0.00  to 0.75   0.00  to 0.75
EQ/AllianceBernstein International (h) (j).............           0.00              --
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  0.00  to 0.35              --
EQ/BlackRock Basic Value Equity (j) (v)................  0.00  to 0.35              --
EQ/BlackRock International Value (b) (j)...............           0.00              --
EQ/Boston Advisors Equity Income (w)...................  0.00  to 0.75   0.00  to 0.75
EQ/Calvert Socially Responsible (a)....................  0.00  to 0.75   0.00  to 0.75
EQ/Capital Guardian Growth (j) (x).....................           0.00              --
EQ/Capital Guardian Research (l) (y) (z)...............  0.00  to 0.75   0.00  to 0.60
EQ/Common Stock Index (j) (n)..........................           0.00              --
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  0.00  to 0.35   0.00  to 0.35
EQ/Equity 500 Index (j)................................           0.00              --
EQ/Equity Growth PLUS..................................  0.00  to 0.75   0.00  to 0.75
EQ/GAMCO Mergers & Acquisitions........................           0.00              --
EQ/GAMCO Small Company Value...........................  0.00  to 0.75   0.00  to 0.75
EQ/Global Bond PLUS (j)................................           0.00              --
EQ/Global Multi-Sector Equity (i) (j)..................  0.00  to 0.35   0.00  to 0.35
EQ/Intermediate Government Bond Index (ai) (at)........           0.00              --
EQ/International Core PLUS (j).........................           0.00              --
EQ/International Growth................................  0.00  to 0.75   0.00  to 0.75
EQ/JPMorgan Value Opportunities (j)....................           0.00              --
EQ/Large Cap Core PLUS (j).............................           0.00              --
EQ/Large Cap Growth Index (j)..........................           0.00              --
EQ/Large Cap Growth PLUS (j)...........................           0.00              --
EQ/Large Cap Value Index (j)...........................           0.00              --
EQ/Large Cap Value PLUS (j) (p) (u)....................  0.00  to 0.35              --
EQ/Lord Abbett Growth and Income (d) (j)...............  0.00  to 0.35   0.00  to 0.35
EQ/Lord Abbett Large Cap Core (j)......................           0.00              --
EQ/Mid Cap Index (e) (j) (aa)..........................  0.00  to 0.35   0.00  to 0.35
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............           0.00              --
EQ/Money Market (g)....................................  0.00  to 0.75   0.00  to 0.75
EQ/Montag & Caldwell Growth............................  0.00  to 0.75   0.00  to 0.75
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  0.00  to 0.35              --
EQ/PIMCO Ultra Short Bond (an) (ao)....................  0.00  to 0.35   0.00  to 0.35
EQ/Quality Bond PLUS ( j) (au).........................           0.00              --
EQ/Small Company Index (j) (ad)........................  0.00  to 0.35              --
EQ/T. Rowe Price Growth Stock (k)......................  0.00  to 0.75   0.00  to 0.75
EQ/UBS Growth & Income.................................  0.00  to 0.75   0.00  to 0.75
EQ/Van Kampen Comstock (j).............................           0.00              --
EQ/Wells Fargo Advantage Omega Growth (j)..............           0.00              --
Fidelity(R) VIP Asset Manager Portfolio................           0.00              --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                   AT DECEMBER 31,
                                                                   ----------------------------------------------
                                                                                   EXPENSE RATIO**
                                                                                  LOWEST TO HIGHEST
                                                                   ----------------------------------------------
                                                                        2010           2009             2008
                                                                   -------------- --------------- ---------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)................... 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Fidelity(R) VIP Growth & Income Portfolio.........................          0.00            0.00            0.00
Fidelity(R) VIP Mid Cap Portfolio.................................          0.00             --              --
Franklin Income Securities Fund (af) (ag) (ah).................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Franklin Rising Dividends Securities.............................. 0.00  to 0.35            0.35            0.35
Franklin Small Cap Value Securities (av)..........................          0.00             --              --
Franklin Strategic Income Securities Fund (av)....................          0.00             --              --
Goldman Sachs VIT Mid Cap Value Fund (av).........................          0.00             --              --
Invesco V.I. Financial Services Fund.............................. 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Health Care Fund.............................. 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Real Estate Fund (av).........................          0.00             --              --
Invesco V.I. International Growth Fund (av).......................          0.00             --              --
Invesco V.I. Mid Cap Core Equity Fund (av)........................          0.00             --              --
Invesco V.I. Small Cap Equity Fund (av)...........................          0.00             --              --
Invesco V.I. Technology Fund...................................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Invesco Van Kampen Global Value Equity Fund....................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
IVY Funds VIP Energy (av).........................................          0.00             --              --
IVY Funds VIP Mid Cap Growth (av).................................          0.00             --              --
IVY Funds VIP Small Cap Growth (av)...............................          0.00             --              --
Janus Aspen Series Balanced Portfolio............................. 0.35  to 0.75   0.35  to 0.75   0.35  to 0.75
Janus Aspen Series Enterprise Portfolio........................... 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Janus Aspen Series Forty Portfolio................................ 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Janus Aspen Series Overseas Portfolio............................. 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Janus Aspen Series Perkins Mid Cap Value Portfolio................          0.00            0.00            0.00
Janus Aspen Series Worldwide Portfolio............................ 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Lazard Retirement Emerging Markets Equity Portfolio (av)..........          0.00             --              --
MFS(R) International Value Portfolio (av).........................          0.00             --              --
MFS(R) Investors Growth Stock Series (av).........................          0.00             --              --
MFS(R) Investors Trust Series (av)................................          0.00             --              --
MFS(R) Utilities Series........................................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Multimanager Aggressive Equity ( j) (ap)(aw)......................          0.00            0.00            0.00
Multimanager Core Bond (j)........................................          0.00            0.00            0.00
Multimanager International Equity (j).............................          0.00            0.00            0.00
Multimanager Large Cap Core Equity (j)............................          0.00            0.00            0.00
Multimanager Large Cap Value (j)..................................          0.00            0.00            0.00
Multimanager Mid Cap Growth (j)...................................          0.00            0.00            0.00
Multimanager Mid Cap Value (j)....................................          0.00            0.00            0.00
Multimanager Multi-Sector Bond (c) ( j)........................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Multimanager Small Cap Growth (m)................................. 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Multimanager Small Cap Value (j)..................................          0.00            0.00            0.00
Multimanager Technology (j).......................................          0.00            0.00            0.00
Mutual Shares Securities Fund (av)................................          0.00             --              --
Oppenheimer Global Securities Fund/VA.............................          0.35            0.35            0.35
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...........................................          0.00             --              --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)........................................................          0.35            0.35            0.35
PIMCO Variable Insurance Trust Real Return Portfolio (av).........          0.00             --              --
PIMCO Variable Insurance Trust Total Return Portfolio (av)........          0.00             --              --
T. Rowe Price Equity Income (av)..................................          0.00             --              --
Templeton Developing Markets Securities Fund (av).................          0.00             --              --
Templeton Global Bond Securities Fund (av)........................          0.00             --              --
Templeton Growth Securities Fund (av).............................          0.00             --              --
UIF Emerging Markets Debt Portfolio...............................          0.00            0.00            0.00
Van Eck VIP Emerging Markets Fund.................................          0.00            0.00            0.00
Van Eck VIP Global Bond Fund......................................          0.00            0.00            0.00
Van Eck VIP Global Hard Assets Fund...............................          0.00            0.00            0.00



                                                                          AT DECEMBER 31,
                                                                   ------------------------------
                                                                          EXPENSE RATIO**
                                                                         LOWEST TO HIGHEST
                                                                   ------------------------------
                                                                        2007           2006
                                                                   -------------- ---------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)................... 0.00  to 0.75   0.00  to 0.75
Fidelity(R) VIP Growth & Income Portfolio.........................          0.00             --
Fidelity(R) VIP Mid Cap Portfolio.................................           --              --
Franklin Income Securities Fund (af) (ag) (ah).................... 0.00  to 0.35            0.35
Franklin Rising Dividends Securities..............................          0.35            0.35
Franklin Small Cap Value Securities (av)..........................           --              --
Franklin Strategic Income Securities Fund (av)....................           --              --
Goldman Sachs VIT Mid Cap Value Fund (av).........................           --              --
Invesco V.I. Financial Services Fund.............................. 0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Health Care Fund.............................. 0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Real Estate Fund (av).........................           --              --
Invesco V.I. International Growth Fund (av).......................           --              --
Invesco V.I. Mid Cap Core Equity Fund (av)........................           --              --
Invesco V.I. Small Cap Equity Fund (av)...........................           --              --
Invesco V.I. Technology Fund...................................... 0.00  to 0.35   0.00  to 0.35
Invesco Van Kampen Global Value Equity Fund....................... 0.00  to 0.35   0.00  to 0.35
IVY Funds VIP Energy (av).........................................           --              --
IVY Funds VIP Mid Cap Growth (av).................................           --              --
IVY Funds VIP Small Cap Growth (av)...............................           --              --
Janus Aspen Series Balanced Portfolio............................. 0.35  to 0.75   0.35  to 0.75
Janus Aspen Series Enterprise Portfolio........................... 0.00  to 0.75   0.00  to 0.75
Janus Aspen Series Forty Portfolio................................ 0.00  to 0.75   0.00  to 0.35
Janus Aspen Series Overseas Portfolio............................. 0.00  to 0.35   0.00  to 0.75
Janus Aspen Series Perkins Mid Cap Value Portfolio................          0.00             --
Janus Aspen Series Worldwide Portfolio............................ 0.00  to 0.75   0.00  to 0.75
Lazard Retirement Emerging Markets Equity Portfolio (av)..........           --              --
MFS(R) International Value Portfolio (av).........................           --              --
MFS(R) Investors Growth Stock Series (av).........................           --              --
MFS(R) Investors Trust Series (av)................................           --              --
MFS(R) Utilities Series........................................... 0.00  to 0.35   0.00  to 0.35
Multimanager Aggressive Equity ( j) (ap)(aw)......................          0.00             --
Multimanager Core Bond (j)........................................          0.00             --
Multimanager International Equity (j).............................          0.00             --
Multimanager Large Cap Core Equity (j)............................          0.00             --
Multimanager Large Cap Value (j)..................................          0.00             --
Multimanager Mid Cap Growth (j)...................................          0.00             --
Multimanager Mid Cap Value (j)....................................          0.00             --
Multimanager Multi-Sector Bond (c) ( j)........................... 0.00  to 0.35   0.00  to 0.35
Multimanager Small Cap Growth (m)................................. 0.00  to 0.75   0.00  to 0.75
Multimanager Small Cap Value (j)..................................          0.00             --
Multimanager Technology (j).......................................          0.00             --
Mutual Shares Securities Fund (av)................................           --              --
Oppenheimer Global Securities Fund/VA.............................          0.35            0.35
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...........................................           --              --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)........................................................          0.35            0.35
PIMCO Variable Insurance Trust Real Return Portfolio (av).........           --              --
PIMCO Variable Insurance Trust Total Return Portfolio (av)........           --              --
T. Rowe Price Equity Income (av)..................................           --              --
Templeton Developing Markets Securities Fund (av).................           --              --
Templeton Global Bond Securities Fund (av)........................           --              --
Templeton Growth Securities Fund (av).............................           --              --
UIF Emerging Markets Debt Portfolio...............................          0.00             --
Van Eck VIP Emerging Markets Fund.................................          0.00             --
Van Eck VIP Global Bond Fund......................................          0.00             --
Van Eck VIP Global Hard Assets Fund...............................          0.00             --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                                               TOTAL RETURN***
                                                                              LOWEST TO HIGHEST
                                                        ---------------------------------------------------------------
                                                              2010                 2009                   2008
                                                        ------------------  -------------------  ----------------------
All Asset Allocation................................... 14.09%  to 15.00%    25.19%  to 26.03%    (30.90)%  to (30.36)%
American Century VP Mid Cap Value......................            18.21                   --                      --
AXA Aggressive Allocation (j).......................... 12.14   to 13.08     26.40   to 27.28     (39.64)   to (39.19)
AXA Balanced Strategy (aq).............................            10.06                 1.85                      --
AXA Conservative Allocation(j).........................  6.51   to  7.27      9.06   to  9.83     (11.75)   to (11.01)
AXA Conservative Growth Strategy (aq)..................             9.15                 1.63                      --
AXA Conservative-Plus Allocation (j)...................  8.28   to  9.07     13.55   to 14.42     (20.02)   to (19.43)
AXA Conservative Strategy (aq).........................             7.28                 1.00                      --
AXA Growth Strategy (aq)...............................            11.68                 2.45                      --
AXA Moderate Allocation (j)............................  9.09   to  9.92     16.02   to 17.01     (25.00)   to (24.47)
AXA Moderate Growth Strategy (aq)......................            10.87                 2.11                      --
AXA Moderate-Plus Allocation (j)....................... 10.68   to 11.55     21.08   to 21.96     (32.35)   to (31.77)
AXA Tactical Manager 400 (av)..........................            21.46                   --                      --
AXA Tactical Manager 500 (av)..........................            17.17                   --                      --
AXA Tactical Manager 2000 (av).........................            21.27                   --                      --
AXA Tactical Manager International (av)................            22.34                   --                      --
Dreyfus Stock Index Fund, Inc.......................... 13.94   to 14.86     25.38   to 26.37     (37.51)   to (37.07)
EQ/AllianceBernstein International (h) (j).............  5.21   to  5.40                27.42                  (50.57)
EQ/AllianceBernstein Small Cap Growth (j) (o).......... 33.08   to 33.24     35.52   to 35.68     (44.71)   to (44.66)
EQ/BlackRock Basic Value Equity (j) (v)................ 11.90   to 12.28     29.88   to 30.28     (36.79)   to (36.56)
EQ/BlackRock International Value (b) (j)...............             6.31                30.65                  (42.86)
EQ/Boston Advisors Equity Income (w)................... 14.82   to 15.70     10.69   to 11.55     (32.79)   to (32.30)
EQ/Calvert Socially Responsible (a).................... 11.87   to 12.53     30.41   to 30.88     (45.53)   to (45.22)
EQ/Capital Guardian Growth (j) (x).....................            12.94                33.45                  (40.41)
EQ/Capital Guardian Research (l) (y) (z)............... 15.17   to 15.80     30.81   to 31.45     (39.92)   to (39.66)
EQ/Common Stock Index (j) (n)..........................            15.86                28.32                  (43.79)
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  5.70   to  5.78      2.53   to  2.68     ( 8.99)   to ( 8.93)
EQ/Equity 500 Index (j)................................            14.38                25.87                  (37.33)
EQ/Equity Growth PLUS.................................. 14.40   to 15.26     26.81   to 27.81     (40.75)   to (40.29)
EQ/GAMCO Mergers & Acquisitions........................             9.62                16.63                  (13.83)
EQ/GAMCO Small Company Value........................... 31.64   to 32.67     40.40   to 41.42     (31.18)   to (30.65)
EQ/Global Bond PLUS (j)................................             6.31                 1.96                    6.48
EQ/Global Multi-Sector Equity (i) (j).................. 11.29   to 11.46     49.79   to 50.06     (57.41)   to (57.35)
EQ/Intermediate Government Bond Index (ai) (at)........  4.06   to  4.22                (2.27)                   3.12
EQ/International Core PLUS (j).........................             9.22                35.34                  (44.86)
EQ/International Growth................................ 14.11   to 14.96     36.19   to 37.25     (40.74)   to (40.30)
EQ/JPMorgan Value Opportunities (j)....................            12.32                32.32                  (39.77)
EQ/Large Cap Core PLUS (j).............................            14.18                26.52                  (37.41)
EQ/Large Cap Growth Index (j)..........................            15.96                36.20                  (36.26)
EQ/Large Cap Growth PLUS (j)...........................            14.45                34.86                  (38.23)
EQ/Large Cap Value Index (j)...........................            14.62                19.14                  (56.70)
EQ/Large Cap Value PLUS (j) (p) (u).................... 12.49   to 12.69     20.25   to 20.44     (43.39)   to (43.19)
EQ/Lord Abbett Growth and Income (d) (j)............... 17.32   to 17.47     18.07   to 18.11     (36.67)   to (36.56)
EQ/Lord Abbett Large Cap Core (j)......................            13.96                25.51                  (30.97)
EQ/Mid Cap Index (e) (j) (aa).......................... 25.61   to 25.75     36.14   to 36.27     (49.33)   to (49.29)
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am).............. 22.09   to 22.46                35.85                  (39.56)
EQ/Money Market (g).................................... (0.63)  to  0.09     (0.45)  to  0.35       1.65    to   2.34
EQ/Montag & Caldwell Growth............................  7.49   to  8.29     28.78   to 29.75     (33.40)   to (32.90)
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae).......... 32.12   to 32.30     56.88   to 57.07     (47.36)   to (47.32)
EQ/PIMCO Ultra Short Bond (an) (ao)....................  0.45   to  1.10      7.66   to  8.10     ( 4.39)   to ( 4.04)
EQ/Quality Bond PLUS ( j) (au).........................  5.86   to  6.24                 6.07                  ( 6.55)
EQ/Small Company Index (j) (ad)........................ 25.68   to 25.82     25.96   to 26.13     (34.18)   to (34.13)
EQ/T. Rowe Price Growth Stock (k)...................... 15.52   to 16.42     41.53   to 42.59     (42.63)   to (42.19)
EQ/UBS Growth & Income................................. 12.20   to 13.06     31.47   to 32.44     (40.45)   to (40.03)
EQ/Van Kampen Comstock (j).............................            15.22                28.41                  (36.94)



                                                                   AT DECEMBER 31,
                                                        ---------------------------------------
                                                                   TOTAL RETURN***
                                                                  LOWEST TO HIGHEST
                                                        ---------------------------------------
                                                               2007                2006
                                                        ------------------- -------------------
All Asset Allocation...................................   3.77%  to  4.52%    9.35%  to 10.19%
American Century VP Mid Cap Value......................                --                  --
AXA Aggressive Allocation (j)..........................  (2.31)  to  6.17               11.05
AXA Balanced Strategy (aq).............................                --                  --
AXA Conservative Allocation(j).........................   3.25   to  5.80                3.91
AXA Conservative Growth Strategy (aq)..................                --                  --
AXA Conservative-Plus Allocation (j)...................   1.31   to  5.49                5.83
AXA Conservative Strategy (aq).........................                --                  --
AXA Growth Strategy (aq)...............................                --                  --
AXA Moderate Allocation (j)............................   0.88   to  6.27                7.08
AXA Moderate Growth Strategy (aq)......................                --                  --
AXA Moderate-Plus Allocation (j).......................  (0.53)  to  6.39                8.97
AXA Tactical Manager 400 (av)..........................                --                  --
AXA Tactical Manager 500 (av)..........................                --                  --
AXA Tactical Manager 2000 (av).........................                --                  --
AXA Tactical Manager International (av)................                --                  --
Dreyfus Stock Index Fund, Inc..........................   4.45   to  5.26     14.68  to 15.52
EQ/AllianceBernstein International (h) (j).............             11.99                5.72
EQ/AllianceBernstein Small Cap Growth (j) (o)..........   5.57   to 16.69               11.71
EQ/BlackRock Basic Value Equity (j) (v)................   0.23   to  1.18               11.58
EQ/BlackRock International Value (b) (j)...............             10.46                4.01
EQ/Boston Advisors Equity Income (w)...................   2.92   to  3.70      9.94  to 15.18
EQ/Calvert Socially Responsible (a)....................  11.60   to 12.13      1.18  to  8.08
EQ/Capital Guardian Growth (j) (x).....................              5.48                7.63
EQ/Capital Guardian Research (l) (y) (z)...............  (1.36)  to  1.66      7.07  to 11.65
EQ/Common Stock Index (j) (n)..........................              3.49               11.21
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........   2.96   to  3.11      0.30  to  2.04
EQ/Equity 500 Index (j)................................              4.95                9.60
EQ/Equity Growth PLUS..................................  13.16   to 14.04      8.58  to 11.77
EQ/GAMCO Mergers & Acquisitions........................              3.43                5.46
EQ/GAMCO Small Company Value...........................   8.47   to  9.29     17.94  to 18.85
EQ/Global Bond PLUS (j)................................              9.31                2.59
EQ/Global Multi-Sector Equity (i) (j)..................  41.90   to 42.02      9.41  to 20.51
EQ/Intermediate Government Bond Index (ai) (at)........              5.19                  --
EQ/International Core PLUS (j).........................             15.22               10.30
EQ/International Growth................................  15.35   to 16.19     24.74  to 25.63
EQ/JPMorgan Value Opportunities (j)....................             (1.21)              11.15
EQ/Large Cap Core PLUS (j).............................              3.89                8.69
EQ/Large Cap Growth Index (j)..........................             13.99                7.80
EQ/Large Cap Growth PLUS (j)...........................             15.62               10.74
EQ/Large Cap Value Index (j)...........................             (5.93)              13.62
EQ/Large Cap Value PLUS (j) (p) (u)....................  (4.45)  to (0.22)              10.86
EQ/Lord Abbett Growth and Income (d) (j)...............   3.37   to  3.48      3.22  to  7.23
EQ/Lord Abbett Large Cap Core (j)......................             10.68                6.46
EQ/Mid Cap Index (e) (j) (aa)..........................   7.92   to  8.03      2.79  to 12.72
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............             (1.60)               9.59
EQ/Money Market (g)....................................   4.23   to  5.01      3.87  to  4.75
EQ/Montag & Caldwell Growth............................  19.93   to 20.87      7.11  to  7.81
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........   1.14   to 22.41               12.74
EQ/PIMCO Ultra Short Bond (an) (ao)....................  11.05   to 11.46      0.09  to  0.43
EQ/Quality Bond PLUS ( j) (au).........................              4.54                1.89
EQ/Small Company Index (j) (ad)........................  (1.83)  to (0.28)              11.59
EQ/T. Rowe Price Growth Stock (k)......................   6.41   to  7.21    (4.67)  to (3.93)
EQ/UBS Growth & Income.................................   0.39   to  1.17     10.34  to 13.32
EQ/Van Kampen Comstock (j).............................             (2.50)               8.69

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                  AT DECEMBER 31,
                                                               --------------------------------------------------------
                                                                                  TOTAL RETURN***
                                                                                 LOWEST TO HIGHEST
                                                               --------------------------------------------------------
                                                                    2010               2009                2008
                                                               ---------------- ------------------ --------------------
EQ/Wells Fargo Advantage Omega Growth (j).....................           17.29             40.29               (27.60)
Fidelity(R) VIP Asset Manager Portfolio.......................           14.32             29.11               (28.75)
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)............... 16.26  to 17.20   34.64  to 35.76   (43.05)  to (42.54)
Fidelity(R) VIP Growth & Income Portfolio.....................           14.87             27.12               (41.67)
Fidelity(R) VIP Mid Cap Portfolio.............................           25.39               --                    --
Franklin Income Securities Fund (af) (ag) (ah)................ 12.27  to 12.70   35.14  to 35.56   (29.90)  to (29.63)
Franklin Rising Dividends Securities.......................... 17.17  to 20.27             16.93               (27.39)
Franklin Small Cap Value Securities (av)......................           23.02               --                    --
Franklin Strategic Income Securities Fund (av)................            8.14               --                    --
Goldman Sachs VIT Mid Cap Value Fund (av).....................           23.60               --                    --
Invesco V.I. Financial Services Fund..........................  9.92  to 10.47   27.14  to 27.27   (59.62)  to (59.40)
Invesco V.I. Global Health Care Fund..........................  4.98  to  5.30   27.16  to 27.75   (28.85)  to (28.66)
Invesco V.I. Global Real Estate Fund (av).....................           24.88               --                    --
Invesco V.I. International Growth Fund (av)...................           25.38               --                    --
Invesco V.I. Mid Cap Core Equity Fund (av)....................           16.04               --                    --
Invesco V.I. Small Cap Equity Fund (av).......................           23.63               --                    --
Invesco V.I. Technology Fund.................................. 20.85  to 21.30   56.90  to 57.31   (44.67)  to (44.47)
Invesco Van Kampen Global Value Equity Fund................... 10.59  to 10.91   15.58  to 16.03   (40.37)  to (40.15)
IVY Funds VIP Energy (av).....................................           38.18               --                    --
IVY Funds VIP Mid Cap Growth (av).............................           29.49               --                    --
IVY Funds VIP Small Cap Growth (av)...........................           27.53               --                    --
Janus Aspen Series Balanced Portfolio.........................  7.55  to  7.99   25.02  to 25.49   (16.53)  to (16.15)
Janus Aspen Series Enterprise Portfolio....................... 24.91  to 25.94   43.75  to 44.58   (44.15)  to (43.66)
Janus Aspen Series Forty Portfolio............................  5.95  to  6.72   45.24  to 46.46   (44.56)  to (44.20)
Janus Aspen Series Overseas Portfolio......................... 24.57  to 25.31   78.42  to 79.55   (52.38)  to (52.12)
Janus Aspen Series Perkins Mid Cap Value Portfolio............           15.38             32.93               (27.92)
Janus Aspen Series Worldwide Portfolio........................ 14.94  to 15.73   36.66  to 37.73   (45.10)  to (44.66)
Lazard Retirement Emerging Markets Equity Portfolio (av)                 29.93               --                    --
MFS(R) International Value Portfolio (av).....................           21.60               --                    --
MFS(R) Investors Growth Stock Series (av).....................           17.98               --                    --
MFS(R) Investors Trust Series (av)............................           16.59               --                    --
MFS(R) Utilities Series....................................... 13.37  to 13.80   32.81  to 33.23   (37.90)  to (37.69)
Multimanager Aggressive Equity ( j) (ap)(aw)..................           17.62             37.26               (46.68)
Multimanager Core Bond (j)....................................            6.20              8.32                  2.46
Multimanager International Equity (j).........................            6.96             29.92               (47.23)
Multimanager Large Cap Core Equity (j)........................           11.55             32.51               (39.54)
Multimanager Large Cap Value (j)..............................           13.16             22.85               (37.45)
Multimanager Mid Cap Growth (j)...............................           26.88             41.77               (43.58)
Multimanager Mid Cap Value (j)................................           24.91             44.37               (35.97)
Multimanager Multi-Sector Bond (c) ( j).......................  6.56  to  6.63    9.49  to  9.65   (23.58)  to (23.51)
Multimanager Small Cap Growth (m)............................. 26.74  to 27.65   33.47  to 34.55   (42.54)  to (42.12)
Multimanager Small Cap Value (j)..............................           24.50             26.42               (37.86)
Multimanager Technology (j)...................................           17.70             58.44               (47.08)
Mutual Shares Securities Fund (av)............................           13.77               --                    --
Oppenheimer Global Securities Fund/VA.........................           15.35             38.79               (40.52)
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................           35.41               --                    --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................           11.28             16.49               ( 1.19)
PIMCO Variable Insurance Trust Real Return Portfolio (av)                 3.84               --                    --
PIMCO Variable Insurance Trust Total Return Portfolio (av)                3.97               --                    --
T. Rowe Price Equity Income (av)..............................           16.43               --                    --
Templeton Developing Markets Securities Fund (av).............           34.35               --                    --
Templeton Global Bond Securities Fund (av)....................           11.61               --                    --
Templeton Growth Securities Fund (av).........................           19.84               --                    --



                                                                           AT DECEMBER 31,
                                                               ----------------------------------------
                                                                           TOTAL RETURN***
                                                                          LOWEST TO HIGHEST
                                                               ----------------------------------------
                                                                      2007                 2006
                                                               --------------------  ------------------
EQ/Wells Fargo Advantage Omega Growth (j).....................               11.33              10.49
Fidelity(R) VIP Asset Manager Portfolio.......................               15.55               7.31
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)...............   16.63  to   17.59    10.74  to 11.70
Fidelity(R) VIP Growth & Income Portfolio.....................               12.09              13.22
Fidelity(R) VIP Mid Cap Portfolio.............................                 --                 --
Franklin Income Securities Fund (af) (ag) (ah)................    0.85  to    3.37              17.87
Franklin Rising Dividends Securities..........................              (3.01)              16.71
Franklin Small Cap Value Securities (av)......................                 --                 --
Franklin Strategic Income Securities Fund (av)................                 --                 --
Goldman Sachs VIT Mid Cap Value Fund (av).....................                 --                 --
Invesco V.I. Financial Services Fund.......................... (22.49)  to (22.23)    16.07  to 16.39
Invesco V.I. Global Health Care Fund..........................   11.50  to   11.85     4.85  to  5.21
Invesco V.I. Global Real Estate Fund (av).....................                 --                 --
Invesco V.I. International Growth Fund (av)...................                 --                 --
Invesco V.I. Mid Cap Core Equity Fund (av)....................                 --                 --
Invesco V.I. Small Cap Equity Fund (av).......................                 --                 --
Invesco V.I. Technology Fund..................................    7.33  to    7.68    10.13  to 10.51
Invesco Van Kampen Global Value Equity Fund...................    6.28  to    6.61    20.75  to 21.21
IVY Funds VIP Energy (av).....................................                 --                 --
IVY Funds VIP Mid Cap Growth (av).............................                 --                 --
IVY Funds VIP Small Cap Growth (av)...........................                 --                 --
Janus Aspen Series Balanced Portfolio.........................    9.69  to   10.17     9.92  to 10.31
Janus Aspen Series Enterprise Portfolio.......................   21.16  to   22.07    12.71  to 13.50
Janus Aspen Series Forty Portfolio............................   36.00  to   36.98     8.50  to  9.40
Janus Aspen Series Overseas Portfolio.........................   27.59  to   28.29    46.13  to 47.02
Janus Aspen Series Perkins Mid Cap Value Portfolio............                7.20              15.02
Janus Aspen Series Worldwide Portfolio........................    8.73  to    9.60    17.40  to 18.26
Lazard Retirement Emerging Markets Equity Portfolio (av)                       --                 --
MFS(R) International Value Portfolio (av).....................                 --                 --
MFS(R) Investors Growth Stock Series (av).....................                 --                 --
MFS(R) Investors Trust Series (av)............................                 --                 --
MFS(R) Utilities Series.......................................   27.45  to   27.88    30.80  to 31.27
Multimanager Aggressive Equity ( j) (ap)(aw)..................               11.38              12.44
Multimanager Core Bond (j)....................................                6.26               1.70
Multimanager International Equity (j).........................               12.43              12.41
Multimanager Large Cap Core Equity (j)........................                5.00              10.03
Multimanager Large Cap Value (j)..............................                3.64              10.80
Multimanager Mid Cap Growth (j)...............................               11.91              10.73
Multimanager Mid Cap Value (j)................................                0.09               8.68
Multimanager Multi-Sector Bond (c) ( j).......................    3.07  to    3.14     1.56  to  4.67
Multimanager Small Cap Growth (m).............................    2.88  to    3.67     9.43  to 10.27
Multimanager Small Cap Value (j)..............................              (9.84)              12.19
Multimanager Technology (j)...................................               18.22              11.02
Mutual Shares Securities Fund (av)............................                 --                 --
Oppenheimer Global Securities Fund/VA.........................                5.69              16.95
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................                 --                 --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................                9.38               4.27
PIMCO Variable Insurance Trust Real Return Portfolio (av)                      --                 --
PIMCO Variable Insurance Trust Total Return Portfolio (av)                     --                 --
T. Rowe Price Equity Income (av)..............................                 --                 --
Templeton Developing Markets Securities Fund (av).............                 --                 --
Templeton Global Bond Securities Fund (av)....................                 --                 --
Templeton Growth Securities Fund (av).........................                 --                 --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Financial Highlights (Concluded)


                                                                           AT DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                                           TOTAL RETURN***
                                                                          LOWEST TO HIGHEST
                                            ------------------------------------------------------------------------------
                                                 2010           2009             2008            2007           2006
                                            -------------- --------------- ---------------- -------------- ---------------
UIF Emerging Markets Debt Portfolio........       9.77           30.21          (14.98)           6.54          10.80
Van Eck VIP Emerging Markets Fund..........      26.83          113.12          (64.77)          37.61          39.50
Van Eck VIP Global Bond Fund...............       6.16            5.98             3.64           9.73           6.44
Van Eck VIP Global Hard Assets Fund........      29.24           57.55          (46.13)          45.36          24.47

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Variable Investment Options invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense account, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net asset value per Unit. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

(a) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(b) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(c) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(e)  EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
     2006.
(f)  EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
     2006.
(g) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(h) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(i) EQ/Global Multi-Sector Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(j)  Units were made available for sale on September 8, 2006.
(k) EQ/T. Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
(l) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(m) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(n) EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
(o) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(p) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
(q) EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
(r) EQ/Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on August 17, 2007.
(s) Fidelity VIP(R) Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007.
(t) Fidelity VIP(R) Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007.
(u) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(w) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
(x) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007.
(y) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(z) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(aa) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
(ab) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
(ac) EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
(ad) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(ae) EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(af) Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
(ag) Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
(ah) Franklin Income Securities Fund was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
(ai) Units were made available for sale on April 27, 2007.
(aj) Units were made available for sale on August 17, 2007.
(ak) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(al) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(am) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(an) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(ao) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ap) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Financial Highlights (Concluded)

(aq) Units were made available for sale on September 18, 2009.
(ar) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(as) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(at) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(au) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(av) Units were made available for sale on May 24, 2010.

aw) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   PART II, ITEM 8.

                              FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA
                              INDEX TO FINANCIAL STATEMENTS AND SCHEDULES
                                MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm...........................................................   F-1

Financial Statements:
   Balance Sheets, December 31, 2010 and December 31, 2009.........................................................  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2010, 2009 and 2008.....................................  F-3
   Statements of Shareholder's Equity and Comprehensive Income (Loss),
      Years Ended December 31, 2010, 2009 and 2008.................................................................  F-4
   Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008..........................................  F-5
   Notes to Financial Statements...................................................................................  F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of shareholder's equity and comprehensive income
(loss) and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2010 and 2009 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its methods of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

  /s/ PricewaterhouseCoopers LLP
  New York, New York

  March 10, 2011
                                      F-1

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                            BALANCE SHEETS
                                      DECEMBER 31, 2010 AND 2009

                                                                                2010          2009
                                                                            ------------   -----------
                                                                                   (IN MILLIONS)
ASSETS:
Investments:
   Fixed maturities available for sale, at fair value.....................  $      1,900   $     1,962
   Mortgage loans on real estate..........................................           141           149
   Policy loans...........................................................           132           125
   Other invested assets..................................................            78            81
                                                                            ------------   -----------
     Total investments....................................................         2,251         2,317
Cash and cash equivalents.................................................            92            57
Amounts due from reinsurers...............................................           139           136
Deferred policy acquisition costs.........................................           189           174
Value of business acquired................................................           107           147
Other assets..............................................................            29            30
Separate Accounts' assets.................................................         1,840         1,832
                                                                            ------------   -----------

TOTAL ASSETS .............................................................  $      4,647   $     4,693
                                                                            ============   ===========

LIABILITIES
Policyholders' account balances...........................................  $      1,664   $     1,774
Future policy benefits and other policyholders liabilities................           378           360
Other liabilities.........................................................            42            37
Note payable to affiliate.................................................             -            20
Income taxes payable......................................................           118           100
Separate Accounts' liabilities............................................         1,840         1,832
                                                                            ------------   -----------
     Total liabilities....................................................         4,042         4,123
                                                                            ------------   -----------

 Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 13)

 SHAREHOLDER'S EQUITY
 Common stock, $1.00 par value; 5.0 million shares authorized,
    2.5 million issued and outstanding.....................................            2             2
 Capital in excess of par value............................................          514           512
 Retained earnings.........................................................           44            67
 Accumulated other comprehensive income (loss).............................           45           (11)
                                                                            -------------   ----------
      Total shareholder's equity...........................................          605           570
                                                                            -------------   ----------

 TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................ $      4,647    $    4,693
                                                                            =============   ==========


                       See Notes to Financial Statements.

                                 MONY LIFE INSURANCE COMPANY OF AMERICA
                                     STATEMENTS OF EARNINGS (LOSS)
                             YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                               2010                2009             2008
                                                           ------------       --------------    --------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type product
    policy fee income..................................... $        118       $          129    $         147
Premiums..................................................           39                   40               45
Net investment income (loss)..............................          119                  122              126
Investment gains (losses), net:
   Total other-than-temporary impairment losses...........          (56)                 (53)             (38)
   Portion of loss recognized in other
    comprehensive income (loss)...........................            2                    -                -
                                                           ------------       --------------    -------------
      Net impairment losses recognized....................          (54)                 (53)             (38)
   Other investment gains (losses), net...................            6                   (3)               -
                                                           ------------       --------------    -------------
      Total investment gains (losses), net................          (48)                 (56)             (38)
                                                           ------------       --------------    -------------
Other income (loss).......................................            8                   11               10
Increase (decrease) in fair value of
   reinsurance contract...................................            1                   (7)               8
                                                           ------------       --------------    -------------
      Total revenues......................................          237                  239              298
                                                           ------------       --------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...................................           93                   84              120
Interest credited to policyholders' account balances......           68                   71               73
Compensation and benefits.................................           32                   26               29
Commissions  .............................................           35                   31               43
Interest expense..........................................            1                    1                2
Amortization of deferred policy acquisition costs and
    value of business acquired............................           41                   23               88
Capitalization of deferred policy acquisition costs.......          (29)                 (29)             (37)
Rent expense..............................................            3                    4                5
Other operating costs and expenses........................           30                   26               35
                                                           ------------       --------------    -------------
      Total benefits and other deductions.................          274                  237              358
                                                           ------------       --------------    -------------

Earnings (loss), before income taxes......................          (37)                   2              (60)
Income tax (expense) benefit..............................           14                    3               (6)
                                                           ------------       --------------    -------------

Net Earnings (Loss)....................................... $        (23)      $            5    $         (66)
                                                           ============       ==============    =============






                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
       STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                        2010            2009              2008
                                                                    -----------     ------------      ------------
                                                                                     (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2     $          2      $          2
                                                                    -----------     ------------      ------------

Capital in excess of par value, beginning of year.................          512              511               502
Changes in capital in excess of par value.........................            2                1                 9
                                                                    -----------     ------------      ------------
Capital in excess of par value, end of year.......................          514              512               511
                                                                    -----------     ------------      ------------

Retained earnings, beginning of year..............................           67               56               122
Net earnings (loss)...............................................          (23)               5               (66)
Impact of implementing new accounting guidance, net of taxes......            -                6                 -
                                                                    -----------     ------------      ------------
Retained earnings, end of year....................................           44               67                56
                                                                    -----------     ------------      ------------

Accumulated other comprehensive income (loss), beginning of year..          (11)            (119)              (27)
Impact of implementing new accounting guidance, net of taxes......            -               (6)                -
Other comprehensive income (loss).................................           56              114               (92)
                                                                    -----------     ------------      ------------
Accumulated other comprehensive income (loss), end of year........           45              (11)             (119)
                                                                    -----------     ------------      ------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $       605     $        570      $        450
                                                                    ===========     ============      ============

COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)...............................................  $       (23)    $          5      $        (66)
                                                                    -----------     ------------      ------------

Other comprehensive income (loss), net of income taxes:

    Change in unrealized gains (losses),
      net of reclassification adjustment..........................           56              114               (92)
                                                                    -----------     ------------      ------------
Total other comprehensive income (loss), net of income taxes......           56              114               (92)
                                                                    -----------     ------------      ------------

Comprehensive Income (Loss).......................................  $        33     $        119      $       (158)
                                                                    ===========     ============      ============



















                       See Notes to Financial Statements.

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                       STATEMENTS OF CASH FLOWS
                             YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008



                                                                        2010              2009              2008
                                                                   ------------     -------------      ------------
                                                                                     (IN MILLIONS)
Net earnings (loss)..............................................  $        (23)    $           5      $        (66)
  Adjustments to reconcile net earnings (loss) to net cash
     provided by (used in)  operating activities:
     Interest credited to policyholders' account balances........            68                71                73
     Universal life and investment-type product policy
       fee income................................................          (118)             (129)             (147)
     Change in accrued investment income.........................             -                 1                 1
     Investment (gains) losses, net..............................            48                56                38
     Change in deferred policy acquisition costs and
       value of business acquired................................            12                (6)               51
     Change in fair value of guaranteed minimum income
       benefit reinsurance contract..............................            (1)                7                (8)
     Change in future policy benefits............................            (4)               (5)               13
     Change in other policyholders liabilities...................             1                (4)               35
     Change in income tax payable................................           (13)               16                20
     Provision for depreciation and amortization.................             5                 6                 7
     Dividend from AllianceBernstein.............................             5                 4                 5
     Other, net..................................................            10               (22)                7
                                                                   ------------     -------------      ------------

Net cash provided by (used in)  operating activities.............           (10)                -                29
                                                                   ------------     -------------      ------------

Cash flows from investing activities:
   Maturities and repayments of fixed maturities
     and mortgage loans..........................................           101               106               190
   Sales of investments..........................................           122                93                31
   Purchases of investments......................................          (103)             (266)             (128)
   Other, net....................................................            (9)               (4)               (5)
                                                                   ------------     -------------      ------------

Net cash provided by (used in) investing activities..............           111               (71)               88
                                                                   ------------     -------------      ------------

Cash flows from financing activities:
   Policyholders' account balances:
     Deposits....................................................           163               176               287
     Withdrawals and transfers to Separate Accounts..............          (209)             (160)             (337)
   Repayments of note to affiliate...............................           (20)               (4)               (4)
                                                                   ------------     -------------      ------------

Net cash provided by (used in) financing activities..............           (66)               12               (54)
                                                                   ------------     -------------      ------------

Change in cash and cash equivalents..............................            35               (59)               63
Cash and cash equivalents, beginning of year.....................            57               116                53
                                                                   ------------     -------------      ------------

Cash and Cash Equivalents, End of Year...........................  $         92     $          57      $        116
                                                                   ============     =============      ============

Supplemental cash flow information:
   Interest Paid.................................................  $          1     $           1      $          2
                                                                   ============     =============      ============
Schedule of non-cash financing activities:
   Shared-based Programs.........................................  $          2     $           1      $          1
                                                                   ============     =============      ============


                       See Notes to Financial Statements.

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                     NOTES TO FINANCIAL STATEMENTS

1)  ORGANIZATION

    MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French parent company for an international group of insurance and related financial services companies.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation
    ---------------------

    The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

    The years "2010", "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

    Accounting Changes
    ------------------

    In July 2010, the Financial Accounting Standards Board ("FASB") issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

    Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

    The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

    As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6 million at that date with a corresponding decrease to accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $14 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

    Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to MLOA for 2010 and 2009 reflected increases of $2 million and $0 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

    Effective April 1, 2009, MLOA implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, MLOA concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on MLOA's results of operations or financial position. At December 31, 2010 and 2009, respectively, the fair value of MLOA's CMBS portfolio was $36 million and $64 million.

    On June 12, 2009 the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. Adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

    Effective January 1, 2008, MLOA implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net earnings (loss) of $1 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1 million, offset by a decrease in related DAC amortization of $0 million and a decrease of $0 million to deferred income taxes. This increase in the GMIB reinsurance contract's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

    Effective December 31, 2008, MLOA adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $65 million and $34 million, respectively, at December 31, 2010 and $126 million and $69 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance did not have an impact on MLOA's results of operations or financial position.

    New Accounting Pronouncements
    -----------------------------

    In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

    In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

      o   incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
      o   a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
      o   direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

    An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

    Investments
    -----------

    The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

    MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

    MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

    If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Policy loans are stated at unpaid principal balances.

    Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for the consolidation of VIEs are consolidated; those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

    Equity securities include common stock classified as AFS are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

    Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

    Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

    All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

    Valuation Allowances for Mortgage Loans:
    ----------------------------------------

    For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      o Payment status - current vs delinquent - A history of delinquent payments may be a cause for concern.

      o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

      o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Mortgage loans also are reviewed quarterly by the IUS Committee for impairment on a loan-by-loan basis, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

    For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $9 million and $8 million for commercial and $0 million and $0 million for agricultural, respectively.

    Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
    ---------------------------------------------------------------------------
    Investment Gains (Losses)
    -------------------------

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

    Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

    Fair Value of Other Financial Instruments
    -----------------------------------------

    Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

      Level 1         Quoted prices for identical instruments in active markets.
                      Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


      Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in not active, and inputs to model-derived valuations that markets that are are directly observable or can be corroborated by observable market data.

      Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 50.5% and 49.1% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

    At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 47.9% and 48.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

    Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010 and 2009, respectively, approximately $35 million and $50 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

    At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.6% and 2.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $18 million and $33 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $42 million and $69 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, MLOA instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third-party service. At December 31, 2010, MLOA continued to apply this methodology to measure the fair value of these CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

    Level 3 also includes the GMIB reinsurance asset that is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect deterioration in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2010 to recognize incremental counterparty non-performance risk.

    Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

    Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts.

    Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

    The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in Policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current market rates.

    The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

    The fair value for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    DAC and VOBA
    ------------

    DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with the purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

    Amortization Policy. For variable life and investment-type contracts, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits or based upon estimated assessments. The calculation of gross profits considers investment results, Separate Account fees, mortality and expense margins, lapse rates, withdrawals, contract persistency and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet date.

    A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the guaranteed minimum death benefit ("GMDB") and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

    In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (7.26% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (13.26% net of product weighted average Separate Account fees) and 0% (-1.74% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

    If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in ten quarters.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

    DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    MLOA issues or has issued certain variable annuity products with a GMDB feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

    The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were $247 million, $394 million and $(835) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

    Other Accounting Policies
    -------------------------

    MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Discontinued operations include real estate held-for-sale.
    ----------------------------------------------------------

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.

      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years in the period ended December 31, 2010 were not significant.

3) INVESTMENTS

   Fixed Maturities and Equity Securities
   --------------------------------------

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS at December 31, 2010 and 2009.



                               AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                                  GROSS           GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED                          OTTI
                                                  COST            GAINS           LOSSES         FAIR VALUE      IN AOCI (3)
                                               ----------       ----------      ----------       ----------      ----------
                                                                               (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed Maturities:
   Corporate..............................     $    1,522       $      112      $        5       $    1,629      $        -
   U.S. Treasury, government
     and agency (4).......................             87                1               -               88               -
   States and political subdivisions......             21                -               1               20               -
   Foreign governments....................              4                -               -                4               -
   Commercial mortgage-backed.............             68                -              32               36               3
   Residential mortgage-backed (1)........             33                2               -               35               -
   Asset-backed (2).......................             10                1               -               11               -
   Redeemable preferred stock.............             81                -               4               77               -
                                               ----------       ----------      ----------       ----------      ----------
Total at December 31, 2010................     $    1,826       $      116      $       42       $    1,900      $        3
                                               ==========       ==========      ==========       ==========      ==========

December 31, 2009
-----------------
Fixed Maturities:
   Corporate..............................     $    1,589       $       73      $       19       $    1,643      $        -
   U.S. Treasury, government
     and agency...........................             72                1               2               71               -
   States and political subdivisions......             19                -               1               18               -
   Foreign governments....................              4                -               -                4               -
   Commercial mortgage-backed.............            120                -              57               63               -
   Residential mortgage-backed (1)........             49                1               -               50               -
   Asset-backed (2).......................             10                -               -               10               -
   Redeemable preferred stock.............            123                -              20              103               -
                                               ----------       ----------      ----------       ----------      ----------
Total at December 31, 2009................
                                               $    1,986       $       75      $       99       $    1,962      $        -
                                               ==========       ==========      ==========       ==========      ==========




      (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations

      (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans

      (3) Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

      (4) Reflects $15 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

    The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                                      AMORTIZED
                                                                                         COST             FAIR VALUE
                                                                                    --------------     ---------------
                                                                                               (IN MILLIONS)
      Due in one year or less....................................................   $           88     $            89
      Due in years two through five..............................................              661                 707
      Due in years six through ten...............................................              736                 791
      Due after ten years........................................................              149                 154
                                                                                    --------------     ---------------
         Subtotal................................................................            1,634               1,741
      Commercial mortgage-backed securities......................................               68                  36
      Residential mortgage-backed securities.....................................               33                  35
      Asset-backed securities....................................................               10                  11
                                                                                    --------------     ---------------
      Total......................................................................   $        1,745     $         1,823
                                                                                    ==============     ===============


    MLOA recognized OTTI on AFS fixed maturities as follows:



                                                                             DECEMBER 31,
                                                           --------------------------------------------
                                                              2010              2009            2008
                                                           ----------         ---------      ----------
                                                                           (IN MILLIONS)

       Credit losses recognized in earnings (loss) (1)..   $      (54)        $     (53)     $      (38)
       Non-credit losses recognized in OCI..............           (2)                -               -
                                                           ----------         ---------      ----------
       Total OTTI.......................................   $      (56)        $     (53)     $      (38)
                                                           ==========         =========      ==========


    (1) During 2010 and 2009, included in credit losses recognized in earnings
        (loss) were OTTI of $1 million and $0 million related to AFS fixed maturities as MLOA intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

    The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                   2010           2009
                                                                                                 --------      ---------
                                                                                                      (IN MILLIONS)

    Balance at January 1, 2010 and March 31, 2009, respectively.............................     $    (54)     $       -
    Cumulative adjustment related to implementing new guidance on April 1, 2009.............            -            (19)
    Previously recognized impairments on securities that matured, paid, prepaid or sold.....           25             18
    Recognized impairments on securities impaired to fair value this period (1).............           (1)             -
    Impairments recognized this period on securities not previously impaired................          (52)           (53)
    Additional impairments this period on securities previously impaired....................           (1)             -
    Increases due to passage of time on previously recorded credit losses...................            -              -
    Accretion of previously recognized impairments due to increases in expected cash flows..            -              -
                                                                                                 --------      ---------
     Balance at December 31,................................................................     $    (83)     $     (54)
                                                                                                 ========      =========


    (1) Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

    Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:



                                                                                               DECEMBER 31,
                                                                                    ----------------------------------
                                                                                        2010                 2009
                                                                                    -------------       --------------
                                                                                               (IN MILLIONS)

      AFS Securities:
         Fixed maturities:
           With OTTI losses......................................................   $          (3)      $            -
           All other.............................................................              77                  (24)
                                                                                    -------------       --------------
       Net Unrealized Gains (Losses).............................................   $          74       $          (24)
                                                                                    =============       ==============

    Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

          NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES


                                                                                                                   AOCI
                                           NET                                                 DEFERRED         GAIN (LOSS)
                                        UNREALIZED                                              INCOME         RELATED TO NET
                                          GAINS                                                   TAX           UNREALIZED
                                       (LOSSES) ON          DAC AND        POLICYHOLDERS         ASSET          INVESTMENT
                                       INVESTMENTS            VOBA          LIABILITIES       (LIABILITY)      GAINS (LOSSES)
                                       -----------        ------------     -------------     ------------      -------------
                                                                            (IN MILLIONS)

Balance, January 1, 2010.............  $         -        $          -     $           -     $          -      $           -
Net investment gains (losses)
  arising during the year............           (2)                  -                 -                -                 (2)
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..            1                   -                 -                -                  1
    Excluded from
       Net earnings (loss) (1).......           (2)                  -                 -                -                 (2)
Impact of net unrealized investment
  gains (losses) on:
    DAC and VOBA.....................            -                   -                 -                -                  -
    Deferred income taxes............            -                   -                 -                1                  1
    Policyholders liabilities........            -                   -                 -                -                  -
                                       -----------        ------------     -------------     ------------      -------------
Balance, December 31, 2010...........  $        (3)       $          -     $           -     $          1      $          (2)
                                       ===========        ============     =============     ============      =============

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
          (loss) for securities with no prior OTTI loss.

                   ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                     AOCI
                                            NET                                                 DEFERRED          GAIN (LOSS)
                                         UNREALIZED                                              INCOME         RELATED TO NET
                                           GAINS                                                   TAX             UNREALIZED
                                        (LOSSES) ON         DAC AND        POLICYHOLDERS          ASSET            INVESTMENT
                                        INVESTMENTS           VOBA          LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ------------      ------------     -------------       ------------       -----------
                                                                             (IN MILLIONS)

Balance, January 1, 2010.............   $        (24)     $          7     $           -       $          6       $       (11)
Net investment gains (losses)
  arising during the year............             52                 -                 -                  -                52
Reclassification adjustment for
  OTTI losses:
     Included in Net earnings (loss).             47                 -                 -                  -                47
     Excluded from
      Net earnings (loss) (1)........              2                 -                 -                  -                 2
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................              -               (13)                -                  -               (13)
     Deferred income taxes...........              -                 -                 -                (30)              (30)
     Policyholders liabilities.......              -                 -                 -                  -                 -
                                        ------------      ------------     -------------       ------------       -----------
Balance, December 31, 2010...........   $         77      $         (6)    $           -       $        (24)      $        47
                                        ============      ============     =============       ============       ===========

      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


          Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses



                                                                                                                      AOCI
                                              Net                                                 Deferred         Gain (Loss)
                                          Unrealized                                               Income         Related to Net
                                             Gains                                                   Tax           Unrealized
                                         (Losses) on          DAC and        Policyholders          Asset          Investment
                                         Investments            VOBA          Liabilities        (Liability)     Gains (Losses)
                                         -----------        ------------     -------------      -------------     ------------
                                                                              (In Millions)

Balance, January 1, 2009.............    $         -        $          -     $           -      $          -      $          -
Cumulative impact of implementing
  new guidance on April 1, 2009......              -                   -                 -                 -                 -
Net investment gains (losses)
  arising during the year............              -                   -                 -                 -                 -
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..              -                   -                 -                 -                 -
    Excluded from
       Net earnings (loss) (1).......              -                   -                 -                 -                 -
Impact of net unrealized investment
  gains (losses) on:
    DAC and VOBA.....................              -                   -                 -                 -                 -
    Deferred income taxes............              -                   -                 -                 -                 -
    Policyholders liabilities........              -                   -                 -                 -                 -
                                         -----------        ------------     -------------      ------------      ------------
Balance, December 31, 2009...........    $         -        $          -     $           -      $          -      $          -
                                         ===========        ============     =============      ============      ============

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
          (loss) for securities with no prior OTTI loss.

                   All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                  AOCI
                                            Net                                               Deferred         Gain (Loss)
                                         Unrealized                                            Income        Related to Net
                                           Gains                                                Tax            Unrealized
                                        (Losses) on        DAC and       Policyholders         Asset           Investment
                                        Investments          VOBA         Liabilities       (Liability)      Gains (Losses)
                                        ----------       ------------    -------------      ------------      ----------
                                                                           (In Millions)

Balance, January 1, 2009.............   $     (244)      $         61    $           -      $         64      $     (119)
Cumulative impact of implementing
  new guidance on April 1, 2009......          (14)                 4                -                 4              (6)
Net investment gains (losses)
  arising during the year............          220                  -                -                 -             220
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..           14                  -                -                 -              14
    Excluded from
      Net earnings (loss) (1)........            -                  -                -                 -               -
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................            -                (58)               -                 -             (58)
     Deferred income taxes...........            -                  -                -               (62)            (62)
     Policyholders liabilities.......            -                  -                -                 -               -
                                        ----------       ------------    -------------      ------------      ----------
Balance, December 31, 2009...........   $      (24)      $          7    $           -      $          6      $      (11)
                                        ==========       ============    =============      ============      ==========

      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

    The following tables disclose the fair values and gross unrealized losses of the 108 issues at December 31, 2010 and the 145 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                                     DECEMBER 31, 2010
                                   ------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS          12 MONTHS OR LONGER                 TOTAL
                                   -------------------------    -------------------------     -------------------------
                                                    GROSS                        GROSS                         GROSS
                                                  UNREALIZED                   UNREALIZED                    UNREALIZED
                                    FAIR VALUE      LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                                   -----------    ----------    ----------     ----------     ----------     ----------
                                                                        (IN MILLIONS)

    Fixed Maturities:
      Corporate..................  $        87    $       (3)   $       30     $       (2)    $      117     $       (5)
      U.S. Treasury, government
         and agency..............            2             -             -              -              2              -
      States and political
         subdivisions............           19            (1)            -              -             19             (1)
      Foreign governments........            2             -             -              -              2              -
      Commercial mortgage-
         backed..................            1            (1)           32            (31)            33            (32)
      Residential mortgage-
         backed..................            -             -             -              -              -              -
      Asset-backed...............            -             -             1              -              1              -
      Redeemable preferred
         stock...................            -             -            70             (4)            70             (4)
                                   -----------    ----------    ----------     ----------     ----------     ----------
         Total...................  $       111    $       (5)   $      133     $      (37)    $      244     $      (42)
                                   ===========    ==========    ==========     ==========     ==========     ==========



                                                                 December 31, 2009
                               ------------------------------------------------------------------------------------
                                 Less Than 12 Months (1)       12 Months or Longer (1)              Total
                               -------------------------     -------------------------     ------------------------

                                                 Gross                        Gross                       Gross
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair Value      Losses       Fair Value      Losses       Fair Value      Losses
                               -------------    --------     ----------     ----------     ----------    ----------
                                                                   (In Millions)

Fixed Maturities:
  Corporate..................  $       160    $       (4)    $      176     $      (15)    $      336    $     (19)
  U.S. Treasury, government
     and agency..............           39            (2)             -              -             39            (2)
  States and political
     subdivisions............           15            (1)             2              -             17            (1)
  Foreign governments........            2             -              -              -              2             -
  Commercial mortgage-
     backed..................            3            (2)            61            (55)            64           (57)
  Residential mortgage-
     backed..................            -             -              -              -              -             -
  Asset-backed...............            5             -              -              -              5             -
  Redeemable preferred
     stock...................            -             -             98            (20)            98           (20)
                               -----------    ----------     ----------     ----------     ----------    ----------
     Total...................  $       224    $       (9)    $      337     $      (90)    $      561    $      (99)
                               ===========    ==========     ==========     ==========     ==========    ==========

      (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

    MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposure to a single issuer of corporate securities held at December 31, 2010 and 2009 were $27 million and $40 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $175 million and $179 million, or 9.6% and 8.6%, of the $1,826 million and $1,986 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $30 million and $56 million at December 31, 2010 and 2009, respectively.

    MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, MLOA owned $5 million and $5 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

    At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

    For 2010, 2009 and 2008, respectively, net investment income is shown net of investment expenses of $4 million, $4 million and $6 million.

    Valuation Allowances for Mortgage Loans:
    ----------------------------------------

    Allowances for credit losses for mortgage loans in 2010 are as follows:


                                                                             MORTGAGE LOANS
                                                          --------------------------------------------------
                                                           COMMERCIAL       AGRICULTURAL            TOTAL
                                                          ------------      ------------        ------------
                                                                              (IN MILLIONS)

ALLOWANCE FOR CREDIT LOSSES:
Beginning balance, January 1...........................   $          2      $          -        $          2
      Charge-offs......................................              -                 -                   -
      Recoveries.......................................              -                 -                   -
      Provision........................................              -                 -                   -
                                                          ------------      ------------        ------------
Ending Balance, December 31............................   $          2      $          -                   2
                                                          ============      ============        ============

Ending Balance, December 31:
      Individually Evaluated for Impairment............   $          2      $          -        $          2
                                                          ============      ============        ============

      Collectively Evaluated for Impairment............   $          -      $          -        $          -
                                                          ============      ============        ============

      Loans Acquired with Deteriorated Credit Quality..   $          -      $          -        $          -
                                                          ============      ============        ============

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans.


        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                                   COMMERCIAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN       MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       5   $       -   $       -  $       -   $       2  $       -   $       7
        50% - 70%.....................             -           -          30          7           4          -          41
        70% - 90%.....................             -           -           -         28           -          -          28
        90% plus......................            10           -           -          -           -          -          10
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Commercial
        Mortgage Loans................     $      15   $       -   $      30  $      35   $       6  $       -   $      86
                                           =========   =========   =========  =========   =========  =========   =========


                                                                  AGRICULTURAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN      MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       2   $       -   $       6  $       7   $       1  $      25   $      41
        50% - 70%.....................             1           -           1          5           4          5          16
        70% - 90%.....................             -           -           -          -           -          -           -
        90% plus......................             -           -           -          -           -          -           -
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Agricultural
        Mortgage Loans................     $       3   $       -   $       7  $      12   $       5  $      30   $      57
                                           =========   =========   =========  =========   =========  =========   =========


                                                                      TOTAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN      MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       7   $       -   $       6  $       7   $       3  $      25   $      48
        50% - 70%.....................             1           -          31         12           8          5          57
        70% - 90%.....................             -           -           -         28           -          -          28
        90% plus......................            10           -           -          -           -          -          10
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Mortgage Loans.............     $      18   $       -   $      37  $      47   $      11  $      30   $     143
                                           =========   =========   =========  =========   =========  =========   =========


   (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

   (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the age analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                   RECORDED
                                                              GREATER                                             INVESTMENT
                                                               THAN                                  TOTAL         > 90 DAYS
                                    30-59        60-89          90                                 FINANCING          AND
                                    DAYS         DAYS          DAYS      TOTAL      CURRENT       RECEIVABLES      ACCRUING
                                  --------      -------      --------   --------    --------      -----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $      -      $     -      $      -   $      -    $     86      $        86      $      -
    Agricultural...........              -            -             -          -          57               57             -
                                  --------      -------      --------   --------    --------      -----------      --------

TOTAL .....................       $      -      $     -      $      -   $      -    $    143      $       143      $      -
                                  ========      =======      ========   ========    ========      ===========      ========

    The following table provides information relating to impaired mortgage loans at December 31, 2010.


                            IMPAIRED MORTGAGE LOANS

                                                           UNPAID                             AVERAGE            INTEREST
                                           RECORDED      PRINCIPAL           RELATED          RECORDED            INCOME
                                          INVESTMENT      BALANCE           ALLOWANCE        INVESTMENT          RECOGNIZED
                                         -----------     -----------       ----------        ----------          ----------
                                                                              (IN MILLIONS)
     With no related
       allowance recorded:
       Commercial mortgage
         loans - other...........        $         -     $         -       $        -        $        -          $        -
       Agricultural mortgage
         loans...................                  -               -                -                 -                   -
                                         -----------     -----------       ----------        ----------          ----------

      TOTAL .....................        $         -     $         -       $        -        $        -          $        -
                                         ===========     ===========       ==========        ==========          ==========

     With related
       allowance recorded:
       Commercial mortgage
         loans - other...........        $        10      $        8       $      (2)       $        10         $         1
       Agricultural mortgage
         loans...................                  -               -               -                  -                   -
                                         -----------      ----------       ---------        -----------         -----------

       TOTAL ....................        $        10      $        8       $      (2)       $        10         $         1
                                         ===========      ==========       =========        ============        ===========


    During 2009 and 2008, respectively, MLOA's average recorded investment in impaired mortgage loans was $6 million and $0 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $0 million for 2009 and 2008, respectively.

    Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 follow:

                                                                                December 31,
                                                                                   2009
                                                                                -----------
                                                                               (In Millions)

       Impaired mortgage loans with investment valuation allowances........     $        10
       Impaired mortgage loans without investment valuation allowances.....               -
                                                                                -----------
       Recorded investment in impaired mortgage loans......................              10
       Investment valuation allowances.....................................              (2)
                                                                                -----------
       Net Impaired Mortgage Loans.........................................     $         8
                                                                                ===========

    Equity Investments
    ------------------

    MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2010 and 2009 were $2 million and $3 million, respectively.

    The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                                2010           2009
                                                                                            -----------     -----------
                                                                                                   (IN MILLIONS)

      Balance at January 1................................................................  $        79     $        82
      Purchase of Units...................................................................            -               -
      Equity in net earnings (loss).......................................................            4               5
      Impact of issuance of AllianceBernstein Units.......................................           (2)             (4)
      Dividends received..................................................................           (5)             (4)
                                                                                            -----------     -----------
      Balance at December 31..............................................................  $        76     $        79
                                                                                            ===========     ===========



4) VALUE OF BUSINESS ACQUIRED

    The following presents MLOA's VOBA asset at December 31, 2010 and 2009:

                                                                                             LESS:
                                                                          GROSS           ACCUMULATED
                                                                         CARRYING        AMORTIZATION
                                                                          AMOUNT         AND OTHER (1)          NET
                                                                      --------------    --------------     --------------
                                                                                         (IN MILLIONS)
    VOBA
    ----
         DECEMBER 31, 2010........................................... $          416    $         (309)    $          107
                                                                      ==============    ==============     ==============

         December 31, 2009........................................... $          416    $         (269)    $          147
                                                                      ==============    ==============     ==============

    (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

    For 2010, 2009 and 2008, total amortization expense related to VOBA was $27 million, $17 million and $58 million, respectively. VOBA amortization is estimated to range between $12 million and $8 million annually through 2015.

5) FAIR VALUE DISCLOSURES

    Assets measured at fair value on a recurring basis are summarized below:


                                        FAIR VALUE MEASUREMENTS
                                           DECEMBER 31, 2010

                                                       LEVEL 1            LEVEL 2            LEVEL 3             TOTAL
                                                    -------------      -------------      --------------     -------------
                                                                                 (IN MILLIONS)
      ASSETS
      Investments:
         Fixed maturities available-for-sale:
            Corporate...........................    $           -      $       1,610      $           19     $       1,629
            U.S. Treasury, government
              and agency........................                -                 88                   -                88
            States and political subdivisions...                -                 20                   -                20
            Foreign governments.................                -                  4                   -                 4
            Commercial mortgage-backed..........                -                  -                  36                36
            Residential mortgage-backed (1).....                -                 35                   -                35
            Asset-backed (2)....................                -                  6                   5                11
            Redeemable preferred stock..........               19                 58                   -                77
                                                    -------------      -------------      --------------     -------------
              Subtotal..........................               19              1,821                  60             1,900
                                                    -------------      -------------      --------------     -------------
         Other equity investments...............                1                  -                   -                 1
      Cash equivalents..........................               87                  -                   -                87
      GMIB reinsurance contracts................                -                  -                   2                 2
      Separate Accounts' assets.................            1,825                 15                   -             1,840
                                                    -------------      -------------      --------------     -------------
            Total Assets........................    $       1,932      $       1,836      $           62     $       3,830
                                                    =============      =============      ==============     =============

     (1) Includes publicly traded agency pass-through securities and collateralized obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                                        Fair Value Measurements
                                           December 31, 2009

                                                        Level 1           Level 2            Level 3           Total
                                                    -------------     -------------      --------------    -------------
                                                                                (In Millions)
      Assets
      Investments:
         Fixed maturities available-for-sale...
            Corporate..........................     $           -     $       1,619      $           24    $       1,643
            U.S. Treasury, government
              and agency.......................                 -                71                   -               71
            States and political subdivisions..                 -                18                   -               18
            Foreign governments................                 -                 4                   -                4
            Commercial mortgage-backed.........                 -                 -                  63               63
            Residential mortgage-backed (1)....                 -                50                   -               50
            Asset-backed (2)...................                 -                 5                   5               10
            Redeemable preferred stock.........                17                80                   6              103
                                                    -------------     -------------      --------------    -------------
              Subtotal.........................                17             1,847                  98            1,962
                                                    -------------     -------------      --------------    -------------
         Other equity investments..............                 1                 -                   -                1
      Cash equivalents.........................                52                 -                   -               52
      GMIB reinsurance contracts...............                 -                 -                   1                1
      Separate Accounts' assets................             1,817                15                   -            1,832
                                                    -------------     -------------       -------------    -------------
            Total Assets.......................     $       1,887     $       1,862      $           99    $       3,848
                                                    =============     =============      ==============    =============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2010, AFS fixed maturities with fair values of $9 million and $1 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $2 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2% of total equity at December 31, 2010.

    The table below presents a reconciliation for all Level 3 assets at December 31, 2010 and 2009, respectively.

                                          LEVEL 3 INSTRUMENTS
                                        FAIR VALUE MEASUREMENTS

                                                      US        STATE AND
                                                   TREASURY,    POLITICAL              COMMERCIAL     RESIDENTIAL
                                                   GOVT AND       SUB-       FOREIGN    MORTGAGE-       MORTGAGE-     ASSET-
                                      CORPORATE     AGENCY      DIVISIONS     GOVTS      BACKED          BACKED       BACKED
                                      --------     --------     --------     --------  -----------      --------      -------
                                                                            (IN MILLIONS)
Balance, January 1, 2010...........   $     24     $      -     $      -     $      -  $        63      $      -      $     5
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
    Net investment income (loss)...          -            -            -            -            -             -            -
    Investment gains
      (losses), net................          -            -            -            -          (53)            -            -
    Increase (decrease) in the
      fair value of the
      reinsurance contracts........          -            -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
        Subtotal...................          -            -            -            -          (53)            -            -
                                      --------     --------     --------     --------  -----------      --------      -------
  Other comprehensive
    income (loss)..................          -            -            -            -           26             -            -
Purchases/issuances................          4            -            -            -            -             -            -
Sales/settlements..................         (2)           -            -            -            -             -            -
Transfers into/out
      of Level 3 (2)...............         (7)           -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
Balance, Dec. 31, 2010.............   $     19     $      -     $      -     $      -  $        36      $      -      $     5
                                      ========     ========     ========     ========  ===========      ========      =======


      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                           REDEEM-
                                            ABLE           OTHER            OTHER           GMIB           SEPARATE
                                          PREFERRED        EQUITY          INVESTED      REINSURANCE       ACCOUNTS
                                            STOCK       INVESTMENTS(1)      ASSETS        CONTRACTS         ASSETS
                                        ------------    --------------    -----------   -------------    -------------
                                                                       (IN MILLIONS)

Balance, January 1, 2010...........     $          6    $            -    $         -   $           1    $           -
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
     Net investment income (loss)..                -                 -              -               -                -
     Investment gains
        (losses), net..............                2                 -              -               -                -
     Increase (decrease) in the
        fair value of the
        reinsurance contracts......                -                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
          Subtotal.................                2                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
  Other comprehensive
     income (loss).................                -                 -              -               -                -
Purchases/issuances................                -                 -              -               1                -
Sales/settlements..................               (8)                -              -               -                -
Transfers into/out of Level 3 (2)                  -                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
Balance, Dec. 31, 2010.............     $          -    $            -    $         -   $           2    $           -
                                        ============    ==============    ===========   =============    =============

       (1) Includes Trading securities' Level 3 amount.
       (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                                       US        State and
                                                    Treasury,    Political             Commercial      Residential
                                                    Govt and       Sub-      Foreign    Mortgage-       Mortgage-      Asset-
                                      Corporate      Agency      divisions    Govts      backed          backed        backed
                                      --------     --------     --------     --------  -----------      --------      -------
Full Year 2009:                                                             (In Millions)
Balance, January 1, 2009..........    $     51     $      -     $      -     $      -  $        86      $      -      $     5
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
    Net investment income (loss)..           -            -            -            -            -             -            -
    Investment gains
      (losses), net...............           -            -            -            -          (14)            -           (5)
    Increase (decrease) in the
      fair value of the
      reinsurance contracts.......           -            -            -            -            -             -            -
                                      --------     --------     --------    ---------   ----------      --------      -------
        Subtotal..................           -            -            -            -          (14)            -           (5)
                                      --------     --------     --------    ---------   ----------      --------      -------
  Other comprehensive
    income (loss).................           2            -            -            -           (9)            -            -
Purchases/issuances...............           -            -            -            -            -             -            -
Sales/settlements.................          (8)           -            -            -            -             -            5
Transfers into/out
    of Level 3 (2)................         (21)           -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
Balance, Dec. 31, 2009............    $     24     $      -     $      -     $      -  $        63      $      -      $     5
                                      ========     ========     ========     ========  ===========      ========      =======


      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                           Redeem-
                                            able              Other            Other           GMIB            Separate
                                          Preferred           Equity          Invested      Reinsurance        Accounts
                                            Stock          Investments(1)      Assets        Contracts          Assets
                                         -----------        ------------    -----------     -----------      -----------
                                                                           (In Millions)

Balance, January 1, 2009...........      $         -        $          -    $         -     $         8      $         -
 Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
     Net investment income (loss)..                -                   -              -               -                -
     Investment gains
        (losses), net..............              (25)                  -              -               -                -
     Increase (decrease) in the
        fair value of the
        reinsurance contracts......                -                   -              -              (8)               -
                                         -----------        ------------    -----------    ------------      -----------
          Subtotal.................              (25)                  -              -              (8)               -
                                         -----------        ------------    -----------    ------------      -----------
  Other comprehensive
     income (loss).................               19                   -              -               -                -
Purchases/issuances................                -
Sales/settlements..................                -                   -              -               1                -
Transfers into/out
     of Level 3 (2)................               12                   -              -               -                -
                                         -----------        ------------    -----------     -----------      -----------
Balance, Dec. 31, 2009.............      $         6        $          -    $         -     $         1      $         -
                                         ===========        ============    ===========     ===========      ===========

      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                                             EARNINGS (LOSS)
                                                           ------------------------------------------------
                                                                                                 INCREASE
                                                               NET           INVESTMENT       (DECREASE) IN
                                                            INVESTMENT          GAINS         FAIR VALUE OF
                                                              INCOME          (LOSSES),        REINSURANCE
                                                              (LOSS)             NET            CONTRACTS            OCI
                                                           -----------      ------------      -------------       ---------
                                                                                    (IN MILLIONS)
      LEVEL 3 INSTRUMENTS
      FULL YEAR 2010
      STILL HELD AT DECEMBER 31, 2010:
         Change in unrealized gains (losses)
           Fixed maturities, available-for-sale:
             Corporate.................................    $         -      $          -      $           -       $       -
             U.S. Treasury, government and agency......              -                 -                  -               -
             State and political subdivisions..........              -                 -                  -               -
             Foreign governments.......................              -                 -                  -               -
             Commercial mortgage-backed................              -                 -                  -              26
             Residential mortgage-backed...............              -                 -                  -               -
             Asset-backed..............................              -                 -                  -               -
             Redeemable preferred stock................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
                  Subtotal.............................              -                 -                  -              26
                                                           -----------      ------------      -------------       ---------
           Equity securities, available-for-sale.......              -                 -                  -               -
           Other equity investments....................              -                 -                  -               -
           Cash equivalents............................              -                 -                  -               -
           GMIB reinsurance contracts..................              -                 -                  1               -
           Separate Accounts' assets...................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
               Total...................................    $         -      $          -      $           1       $      26
                                                           ===========      ============      =============       =========


                                                                            Earnings (Loss)
                                                           ------------------------------------------------
                                                                                                 Increase
                                                               Net           Investment       (Decrease) in
                                                            Investment          Gains          Fair Value of
                                                              Income          (Losses),         Reinsurance
                                                              (Loss)             Net             Contracts            OCI
                                                           -----------      ------------      -------------       ---------
                                                                                    (In Millions)

      Level 3 Instruments
      Full Year 2009
      Still Held at December 31, 2009:
         Change in unrealized gains (losses)
           Fixed maturities, available-for-sale:
             Corporate.................................    $         -      $          -      $           -       $       1
             U.S. Treasury, government and agency......              -                 -                  -               -
             State and political subdivisions..........              -                 -                  -               -
             Foreign governments.......................              -                 -                  -               -
             Commercial mortgage-backed................              -                 -                  -              (9)
             Residential mortgage-backed...............              -                 -                  -               -
             Asset-backed..............................              -                 -                  -               1
             Redeemable preferred stock................              -                 -                  -              19
                                                           -----------      ------------      -------------       ---------
                  Subtotal.............................              -                 -                  -              12
                                                           -----------      ------------      -------------       ---------
           Equity securities, available-for-sale.......              -                 -                  -               -
           Other equity investments....................              -                 -                  -               -
           Cash equivalents............................              -                 -                  -               -
           GMIB reinsurance contracts..................              -                 -                 (7)              -
           Separate Accounts' assets...................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
               Total...................................    $         -      $          -      $          (7)      $      12
                                                           ===========      ============      =============       =========


    The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 5 are presented in the table below.


                                                                                      DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                         2010                              2009
                                                             ---------------------------       ----------------------------
                                                               CARRYING                         Carrying
                                                                VALUE         FAIR VALUE          Value          Fair Value
                                                             ----------       ----------       -----------      -----------
                                                                                      (IN MILLIONS)

      Mortgage loans on real estate........................  $      141       $      146       $       149      $       152
      Policyholders liabilities: investment contracts......         268              273               320              317
      Note payable to affiliate............................           -                -                20               20

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts - GMDB and GMIB
   ------------------------------------------

    MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                                     GMDB               GMIB              TOTAL
                                                                  -----------        ----------        -----------
                                                                                     (IN MILLIONS)
      Balance at January 1, 2008..............................    $         1        $        1        $         2
         Paid guarantee benefits..............................             (2)                -                 (2)
         Other changes in reserve.............................              7                 2                  9
                                                                  -----------        ----------        -----------
      Balance at December 31, 2008............................              6                 3                  9
         Paid guarantee benefits..............................             (3)                -                 (3)
         Other changes in reserve.............................              2                 -                  2
                                                                  -----------        ----------        -----------
      Balance at December 31, 2009............................              5                 3                  8
         Paid guarantee benefits..............................             (2)                -                 (2)
         Other changes in reserve.............................              3                (1)                 2
                                                                  -----------        ----------        -----------
      Balance at December 31, 2010............................    $         6        $        2        $         8
                                                                  ===========        ==========        ===========

      Related GMDB reinsurance ceded amounts were:


                                                             GMDB
                                                          ----------
                                                         (IN MILLIONS)

      Balance at January 1, 2008........................  $        1
        Paid guarantee benefits.........................           -
        Other changes in reserve........................           2
                                                          ----------
      Balance at December 31, 2008......................           3
        Paid guarantee benefits.........................           -
        Other changes in reserve........................           -
                                                          ----------
      Balance at December 31, 2009......................           3
        Paid guarantee benefits.........................          (1)
        Other changes in reserve........................           1
                                                          ----------
      Balance at December 31, 2010......................  $        3
                                                          ==========

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                       RETURN
                                                         OF
                                                       PREMIUM        RATCHET       ROLL-UP         COMBO          TOTAL
                                                    -----------     -----------   -----------    -----------    -----------
                                                                               (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account........................  $     129       $     183           N/A      $      27      $     339
           Separate Accounts......................  $     417       $     542           N/A      $      94      $   1,053
        Net amount at risk, gross.................  $       6       $      69           N/A      $      18      $      93
        Net amount at risk, net of
           amounts reinsured......................  $       6       $      59           N/A      $       1      $      66
        Average attained age of contractholders...         64.5            64.8         N/A             64.4           64.6
        Percentage of contractholders
           over age 70............................         22.6%           22.3%        N/A             19.0%          22.3%
        Contractually specified interest rates....        N/A             N/A           N/A              5.0%           5.0%

      GMIB:
      -----
        Account values invested in:
            General Account.......................        N/A             N/A     $      27            N/A      $      27
            Separate Accounts.....................        N/A             N/A     $      94            N/A      $      94
        Net amount at risk, gross.................        N/A             N/A     $       2            N/A      $       2
        Net amount at risk, net of
          amounts reinsured.......................        N/A             N/A     $       0            N/A      $       0
        Weighted average years  remaining
          until annuitization ....................        N/A             N/A             2.2          N/A              2.2
        Contractually specified interest rates....        N/A             N/A             5.0%         N/A              5.0%


     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

    The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                               ----------------------------
                                                                                  2010              2009
                                                                               ----------        ----------
                                                                                        (IN MILLIONS)
      GMDB:
      -----
         Equity..............................................................  $      878        $      917
         Fixed income........................................................         111               134
         Balanced............................................................          18                21
         Other...............................................................          46                60
                                                                               ----------        ----------
         Total...............................................................  $    1,053        $    1,132
                                                                               ==========        ==========

      GMIB:
      ----
         Equity..............................................................  $       73        $       73
         Fixed income........................................................          15                17
         Other...............................................................           6                 7
                                                                               ----------        ----------
         Total...............................................................  $       94        $       97
                                                                               ==========        ==========

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
       ------------------------------------------------------------------
       Guarantee
       ---------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2010 and 2009, MLOA had liabilities of $1 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7) REINSURANCE

    MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

    At December 31, 2010 and 2009, respectively, reinsurance recoverables related to insurance contracts amounted to $139 million and $136 million, of which $59 million in 2010 and $58 million in 2009 related to one specific reinsurer, which has an AA- rating with the remainder of the reinsurers rated A- and above. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

    The following table summarizes the effect of reinsurance:

                                                                            2010               2009            2008
                                                                        ------------      -------------    -------------
                                                                                           (IN MILLIONS)
      Direct premiums.................................................. $         66      $          70    $          75
      Assumed..........................................................            2                  1                4
      Reinsurance ceded................................................          (29)               (31)             (34)
                                                                        ------------      -------------    -------------
      Premiums......................................................... $         39      $          40    $          45
                                                                        ============      =============    =============

      Variable Life and Investment-type
         Product Policy Fee Income Ceded............................... $         31      $          30    $          32
                                                                        ============      =============    =============
      Policyholders' Benefits Ceded.................................... $         43      $          29    $          86
                                                                        ============      =============    =============

8)  RELATED PARTY TRANSACTIONS

    Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $47 million, $46 million and $57 million for 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, respectively, MLOA reported an $8 million and $8 million payable to AXA Equitable in connection with its service agreement.

    Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks to AXA Equitable and MLOA on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $2 million, $1 million and $3 million, respectively. Claims and expenses paid in the same respective periods of 2010, 2009 and 2008 were $2 million, $1 million and $2 million, respectively.

    MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2010, 2009 and 2008 to AXA Equitable totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses in 2010, 2009 and 2008 were $1 million, $0 million and $12 million, respectively.

    As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Financial (Bermuda) Ltd .. MLOA reported $0 million, $0 million and $0 million of ceded premiums for 2010, 2009 and 2008, respectively.

    In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2010, 2009 and 2008, respectively.

    On March 5, 1999, MLOA borrowed $51 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bore interest at 6.8% per annum and was due to mature on March 5, 2014. Principal and interest were payable quarterly to MBMC. The carrying value of the note was $20 million at December 31, 2009. This note was paid in full on December 6, 2010.

9) SHARE-BASED COMPENSATION

    For 2010, 2009 and 2008, respectively, MLOA recognized compensation costs of $3 million, $1 million and $1 million, for share-based payment arrangements and $431 thousand, $410 thousand and $701 thousand related to employee stock options.

    At December 31, 2010, approximately $239 thousand of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 1.6 years. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700 thousand, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010 and 2009, respectively, MLOA recognized compensation expense of approximately $113 thousand and $119 thousand in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

10) NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

    The following table breaks out Net investment income (loss) by asset category:


                                                                          2010            2009             2008
                                                                    ---------------   -------------   --------------
                                                                                       (IN MILLIONS)
  Fixed maturities................................................  $           106   $         107   $          111
  Mortgage loans on real estate...................................               10              12               13
  Policy loans....................................................                8               8                8
  Derivative instruments..........................................                -               -               (1)
  Other equity investments........................................               (1)             (1)              (1)
  Other investment income.........................................                -               -                2
                                                                    ---------------   -------------   --------------

  Gross investment income (loss)..................................              123             126              132
  Investment expenses.............................................               (4)             (4)              (6)
                                                                    ---------------   -------------   --------------

  Net Investment Income (Loss)....................................  $           119   $         122   $          126
                                                                    ===============   =============   ==============

    Investment gains (losses), net including changes in the valuation allowances are as follows:

                                                                        2010              2009            2008
                                                                   -------------      -----------     ------------
                                                                                       (IN MILLIONS)
    Fixed maturities.............................................. $         (47)     $       (50)    $        (38)
    Impact of issuance of AllianceBernstein Units.................            (2)              (4)               -
    Mortgage loans on real estate.................................             1               (2)               -
                                                                   -------------      -----------     ------------
    Investment Gains (Losses), Net................................ $         (48)     $       (56)    $        (38)
                                                                   =============      ===========     ============

    There were no writedowns of mortgage loans on real estate and equity real estate for 2010, 2009 and 2008.

    For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $88 million, $83 million and $35 million. Gross gains of $4 million, $20 million and $0 million and gross losses of $2 million, $18 million and $1 million, respectively, were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $98 million, $220 million and $(189) million, respectively.

    The net unrealized investment gains (losses) included in the balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                       2010              2009            2008
                                                                   ------------      ------------    -------------
                                                                                      (IN MILLIONS)

  Balance, beginning of year...................................... $        (11)     $       (119)   $         (27)
  Changes in unrealized investment gains (losses).................           98               220             (189)
  Impact of unrealized investment gains (losses) attributable to:
     DAC and VOBA.................................................          (13)              (54)              47
     Deferred income taxes........................................          (29)              (58)              50
                                                                   ------------      ------------    -------------
  Balance, End of Year............................................ $         45      $        (11)   $        (119)
                                                                   ============      ============    =============

  Balance, end of period comprises:
  Unrealized investment gains (losses) on
     fixed maturities............................................. $         74      $        (24)   $        (244)
  Impact of unrealized investment gains (losses) attributable to:
     DAC and VOBA.................................................           (6)                7               61
     Deferred income taxes........................................          (23)                6               64
                                                                   ------------      ------------    -------------
  Total........................................................... $         45      $        (11)   $        (119)
                                                                   ============      ============    =============


    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11) INCOME TAXES

    A summary of the income tax (expense) benefits in the statements of earnings
    (loss) follows:

                                                             2010             2009           2008
                                                         ------------     -----------     -----------
                                                                           (IN MILLIONS)

  Income tax (expense) benefit:
    Current (expense) benefit........................... $        (24)    $        (1)    $        18
    Deferred (expense) benefit..........................           38               4             (24)
                                                         ------------     -----------     -----------
  Total................................................. $         14     $         3     $        (6)
                                                         ============     ===========     ===========

    The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:


                                                         2010            2009            2008
                                                      -----------     ----------      -----------
                                                                      (IN MILLIONS)

   Tax at statutory rate............................  $        13     $       (1)     $        21
   Dividends received deduction.....................            1              4                1
   Low income housing credit........................            1              1                -
   Intercompany and IRS tax settlements.............            -              -              (29)
   Other............................................           (1)            (1)               1
                                                      -----------     ----------      -----------
   Income Tax (Expense) Benefit.....................  $        14     $        3      $        (6)
                                                      ===========     ==========      ===========

    The components of the net deferred income taxes are as follows:


                                                     DECEMBER 31, 2010                December 31, 2009
                                               ---------------------------       --------------------------
                                                 ASSETS        LIABILITIES        Assets         Liabilities
                                               ----------       ----------       ---------        ---------
                                                                       (IN MILLIONS)

       Reserves and reinsurance..............  $        -       $       30       $       -        $      28
       DAC...................................           -               31               -               23
       VOBA..................................           -               42               -               52
       Investments...........................          32                -              26                -
       Goodwill and other intangible assets..           -                9               -               10
       Net operating loss carryforward.......          19                -              19                -
       Valuation allowance...................         (19)               -             (19)               -
       Other.................................           5                -               3                -
                                               ----------       ----------       ---------        ---------
       Total.................................  $       37       $      112       $      29        $     113
                                               ==========       ==========       =========        =========

    At December 31, 2010, MLOA had Federal tax loss carryforwards of $54 million, against which a valuation allowance has been established. Management has determined that it is more likely than not that the tax benefit related to these differences will not be realized.

    MLOA provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $5 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

    At December 31, 2010 and 2009, respectively, the total amount of unrecognized tax benefits were $18 million and $17 million, all of which would affect the effective tax rate.

    MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $2 million and $2 million, respectively. Tax (expense) benefit for 2010 reflected an expense of $0 million in interest expense related to unrecognized tax benefits.

    A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:


                                                                      2010             2009               2008
                                                                  -------------    -------------      -------------
                                                                                      (IN MILLIONS)

      Balance, beginning of year..............................    $          15    $          14      $          10
      Additions for tax positions of prior years..............                1                1                 10
      Reductions for tax positions of prior years.............                -                -                 (4)
      Additions for tax positions of current years............                -                -                  2
      Settlements with tax authorities........................                -                -                 (4)
                                                                  -------------    -------------      -------------
      Balance, End of Year....................................    $          16    $          15      $          14
                                                                  =============    =============      =============

    The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments. IRS examinations for periods from July 8, 2004, the date of MLOA's acquisition by AXA Financial, through 2007 commenced in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

    AOCI for MLOA represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:


                                                                                            DECEMBER 31,
                                                                          ----------------------------------------------
                                                                             2010             2009              2008
                                                                          -----------     ------------      ------------
                                                                                          (IN MILLIONS)

       Unrealized gains (losses) on investments.........................  $        45     $         (5)     $       (119)
       Impact of implementing new accounting guidance, net of taxes.....            -               (6)                -
                                                                          -----------     ------------      ------------
       Total Accumulated Other Comprehensive Income (Loss)..............  $        45     $        (11)     $       (119)
                                                                          ===========     ============      ============

    The components of OCI for the past three years follow:



                                                                                             DECEMBER 31,
                                                                          -----------------------------------------------
                                                                             2010               2009             2008
                                                                          -----------      ------------       -----------
                                                                                            (IN MILLIONS)

       Net unrealized gains (losses) on investments:
           Net unrealized gains (losses) arising during the year........  $        51      $        176       $      (228)
           (Gains) losses reclassified into net
             earnings (loss) during the year............................           47                50                39
                                                                          -----------      ------------       -----------
       Net unrealized gains (losses) on investments.....................           98               226              (189)
       Adjustments for DAC and VOBA and
           deferred income tax (expense) benefit........................          (42)             (112)               97
                                                                          -----------      ------------       -----------

       Other Comprehensive Income (Loss)................................  $        56      $        114       $       (92)
                                                                          ===========      ============       ===========


13) LITIGATION

    MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

14) STATUTORY FINANCIAL INFORMATION

    MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2010, 2009 and 2008, MLOA's statutory net income (loss) was $(19) million, $11 million and $(68) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $232 million and $283 million at December 31, 2010 and 2009, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2010, 2009 and 2008.

    At December 31, 2010, MLOA, in accordance with various government and state regulations, had $5 million of securities deposited with such government or state agencies.

    At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010. Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

15) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
    The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                            THREE MONTHS ENDED
                                                       ---------------------------------------------------------
                                                        MARCH 31,      JUNE 30,     SEPTEMBER 30,    DECEMBER 31,
                                                       ---------      ----------     ----------      -----------
                                                                              (IN MILLIONS)

       2010
       ----
       Total Revenues................................  $      72      $       74     $       42      $        49
                                                       =========      ==========     ==========      ===========

       Earnings (Loss) from Continuing
            Operations, Net of Income Taxes..........  $      (5)     $        6     $      (13)     $       (11)
                                                       =========      ==========     ==========      ===========

       Net Earnings (Loss)...........................  $      (5)     $        6     $      (13)     $       (11)
                                                       =========      ==========     ==========      ===========

       2009
       ----
       Total Revenues................................  $      76      $       55     $       45      $        63
                                                       =========      ==========     ==========      ===========

       Earnings (Loss) from Continuing
            Operations, Net of Income Taxes..........  $      16      $       (6)    $      (12)     $         7
                                                       =========      ==========     ==========      ===========

       Net Earnings (Loss)...........................  $      16      $       (6)    $      (12)     $         7
                                                       =========      ==========     ==========      ===========


                                     PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a) Board of Directors Resolutions.

    (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(b) Custodian Agreements. Not applicable.

(c) Underwriting Contracts.

    (1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

    (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

    (3) Specimen commission schedule (Career Contract Schedule), incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

    (4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by referen ce to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

    (8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

    (9) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

(d) Contracts.

    (1) Specimen form of policy, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

    (2) Form of Term Life Term Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (3) Form of Additional Term Life Insurance Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (4) Form of Enhanced Maturity Extension Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (5) Form of Maturity Extension Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (6) Form of Spouse's Yearly Renewable Term Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (7) Form of Accidental Death and Dismemberment Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (8) Form of Purchase Option Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (9) Form of Waiver of Monthly Deduction Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (10) Form of Waiver of Specified Premiums Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (11) Form of Accelerated Death Benefit Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (12) Form of Children's Term Life Insurance Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    (13) Form of Guaranteed Death Benefit to Age 100 Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

(e) Applications.

    (1) Form of application for Life Insurance, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

    (2) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(f) Depositor's Certificate of Incorporation and By-Laws.

    (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (2)  By-Laws of MONY Life Insurance Company of America (as Amended July 22,
         2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g) Reinsurance Contracts.

    (1) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

    (2) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(h) Participation Agreements.

    (1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

    (2) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (3) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

    (4) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

    (5) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

    (6) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

         (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

    (7) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

    (8) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

    (9) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

         (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(i) Administrative Contracts.

    (1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company, incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(j) Other Material Contracts.

    (1)  Powers of Attorney, filed herewith.

(k) Legal Opinion.

    (1) Opinion and consent of Dodie Kent, Esq., incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-6 (333-72596), filed on April 28, 2005.

    (2) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-6 (333-72596), filed on April 22, 2008.

    (3) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-72596), filed on April 21, 2010.

    (4) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

(l) Actuarial Opinion. Not applicable.

(m) Calculations, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

(n) Other Opinions.

    (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, filed herewith.

(o) Omitted Financial Statements. No financial statements are omitted from
    Item 24.

(p) Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

ITEM 27.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH MONY AMERICA
-----------------               ---------------------

DIRECTORS

Henri de Castries                       Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                          Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                           Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                     Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                        Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                          Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                         Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                        Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                        Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                           Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                          Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                      Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                           Director, Chairman of the Board and
                                        Chief Executive Officer

OTHER OFFICERS
--------------

*Andrew J. McMahon                      President

*Harvey Blitz                           Senior Vice President

*Kevin R. Byrne                         Executive Vice President, Chief
                                        Investment Officer and Treasurer

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*Salvatore Piazzolla                    Senior Executive Vice President

*Mary Fernald                           Senior Vice President and Chief
                                        Underwriting Officer

*David Kam                              Senior Vice President and Actuary

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

*Andrew Raftis                          Senior Vice President and Auditor

*Kevin E. Murray                        Executive Vice President

*Anne M. Katcher                        Senior Vice President and Senior Actuary

*Anthony F. Recine                      Senior Vice President, Chief Compliance
                                        Officer and Deputy General Counsel

*Karen Field Hazin                      Vice President, Secretary and Associate
                                        General Counsel

*Dave S. Hattem                         Senior Vice President and General
                                        Counsel

*Richard V. Silver                      Senior Executive Vice President, Chief
                                        Administrative Officer and Chief Legal
                                        Officer

*Michel Perrin                          Senior Vice President and Actuary

*Naomi J. Weinstein                     Vice President

*Charles A. Marino                      Executive Vice President and Chief
                                        Actuary

*Nicholas B. Lane                       Senior Executive Vice President and
                                        President, Retirement Savings

*David W. O'Leary                       Exeuctive Vice President

*Robert O. Wright, Jr.                  Exeuctive Vice President

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

       No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

       (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

       (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

    Item 29. Indemnification

    The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

    SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve a t the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

    The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

    SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

    The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

    SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

    The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Item 30. PRINCIPAL UNDERWRITERS

       (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

           AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA ADVISORS LLC)
-----------------              --------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Harvey E. Blitz                    Director and Senior Vice President

*Christine Nigro                    President and Director

*Richard S. Dziadzio                Director

*Manish Agarwal                     Director


*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President and Divisional
                                    President

*David M. Kahal                     Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

 Jeffrey Green                      Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                     Executive Vice President and Treasurer

*Patricia Roy                       Chief Compliance Officer


*Maurya Keating                     Vice President and Associate General
                                    Counsel

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA DISTRIBUTORS, LLC)
----------------                    -----------------------

*Nicholas B. Lane                   Director, Chairman of the Board, President,
                                    Chief Executive Officer and Chief Retirement
                                    Savings Officer

*Andrew J. McMahon                  Director and Chief Financial Protection &
                                    Wealth Management Officer

*Gary Hirschkron                    Executive Vice President

*Michael P. McCarthy                Director, Senior Vice President and
                                    National Sales Manager

*Michael Gregg                      Executive Vice President

*David W. O'Leary                   Executive Vice President

*Joanne Pietrini-Smith              Executive Vice President

*Anthea Perkinson                   Senior Vice President and National Accounts
                                    Director, Financial Institutions

*Nelida Garcia                      Senior Vice President

*Peter D. Golden                    Senior Vice President

*Kevin M. Kennedy                   Senior Vice President

*Diana L. Keary                     Senior Vice President

*Harvey T. Fladeland                Senior Vice President

*Andrew L. Marrone                  Senior Vice President

*Kevin Molloy                       Senior Vice President

*Mark Teitelbaum                    Senior Vice President

*Timothy P. O'Hara                  Senior Vice President

*Mark D. Scalercio                  Senior Vice President

*Michael Schumacher                 Senior Vice President

*Ronald R. Quist                    Vice President and Treasurer

*Norman J. Abrams                   Vice President and General Counsel

*Nicholas Gismondi                  Vice President and Chief Financial Officer

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

*Gregory Lashinsky                  Assistant Vice President - Financial
                                    Operations Principal

*Robert P. Walsh                    Vice President and Chief AML Officer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

    (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

     NAME OF          NET UNDERWRITING
    PRINCIPAL           DISCOUNTS AND    COMPENSATION   BROKERAGE
   UNDERWRITER           COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
-------------------------------------------------------------------------------
MSC                          N/A              N/A          N/A          N/A
AXA Advisors, LLC            N/A              N/A          N/A          N/A
AXA Distributors, LLC   $23,348,304           N/A          N/A          N/A


    Item 31.  Location of Accounts and Records

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

    Item 32. Management Services

    All management contracts are discussed in Part A or Part B.

    Item 33. Fee Representation

    MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securites Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2011.

                               MONY America Variable Account L of
                               MONY Life Insurance Company of America
                                            (Registrant)

                               By: MONY Life Insurance Company of America
                                            (Depositor)

                               By: /s/  Dodie Kent
                                   -------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2011.

                               MONY Life Insurance Company of America
                                            (Depositor)

                               By: /s/ Dodie Kent
                                   ------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel


    As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                    Chairman of the Board, Chief Executive Officer
                                 and Director


PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio             Senior Executive Vice President and
                                 Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel               Senior Vice President and
                                 Chief Accounting Officer





*DIRECTORS:

Mark Pearson                Anthony J. Hamilton            Joseph H. Moglia
Henri de Castries           Mary R. (Nina) Henderson       Lorie A. Slutsky
Denis Duverne               James F. Higgins               Ezra Suleiman
Charlynn Goins              Peter Kraus                    Peter J. Tobin
Danny L. Hale               Scott D. Miller                Richard C. Vaughan


*By: /s/Dodie Kent
     -----------------------
        Dodie Kent
        Attorney-in-Fact

April 27, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                         TAG VALUES
--------------                                                      ------------
26(j)(1)           Powers of Attorney                               EX-99.26j1

26(k)(4)           Opinion and Consent of Dodie Kent                EX-99.26k4

26(n)(1)           Consent of PricewaterhouseCoopers LLP            EX-99.26n1